File No. 333-76419
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	42	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	660	/X/

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Executive Offices)

(860) 547-4390
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)
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Approximate Date of Proposed Public Offering: Continuous
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2020 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Units of interests in separate accounts under variable annuity contracts.

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PART A

LEADERS*
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293
1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Leaders Series I/IR, Leaders Solution Series I/IR, Leaders Elite Series I/IR, and Director Focus Series I/IR.
The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds, BlackRock, Franklin Templeton Investments, Hartford HLS Funds, Legg Mason Partners Variable Equity Trust, MFS Investment Management, The Prudential Series Fund and Wells Fargo Funds Management LLC.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.
Please read this prospectus carefully and keep it for your records for future reference. You can contact us to get a Statement of Additional Information ("SAI") free of charge. The SAI contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). We have included the Table of Contents for the SAI at the end of this prospectus. Although we file this prospectus and the SAI with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the SAI can also be obtained from us by calling 1-800-862-6668 or the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1. Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2. Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3. Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities Exchange Commission, paper copies of the shareholder reports for the portfolio companies available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Talcott Resolution or your Financial Intermediary.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform Talcott Resolution or your Financial Intermediary that you wish to continue receiving paper copies of your shareholder reports by calling Talcott Resolution Annuity Contact Center at 1-800-862-6668, Monday through Thursday, 8:00 a.m. to 7:00 p.m., or Friday, 9:15 am. to 6:00 p.m., Eastern Time. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2020
Date of Statement of Additional Information: May 1, 2020

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Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount (AWA): This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

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Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature: Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any Contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Principal First: An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals of a specified age and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the specified age or upon retirement, whichever comes later. For individuals born prior to July 1, 1949 the specified age is 70-1/2, for all others the specified age is 72.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1) First Year (2)	7%
Second Year	6%
Third Year	6%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Eighth Year	0%

(1)
Each Premium Payment has its own CDSC schedule. The CDSC is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the CDSC on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (2)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.40%
Optional Charges (as a percentage of average daily Sub-Account Value)
Principal First Charge	0.75%
Optional Death Benefit Charge	0.15%
Earning Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all optional charges	2.50%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

The following tables show the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

Leaders I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service (12b-I) fees, and other expenses).	0.36%	1.40%

Leaders Solution I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.36%	1.40%

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Leaders Elite	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.36%	1.64%

Director Focus I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.44%	1.17%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any CDSC, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Leaders I/IR:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,108
3 years	$1,964
5 years	$2,732
10 years	$4,758

(2)	If you annuitize at the end of the applicable time period:

1 year	$363
3 years	$1,306
5 years	$2,254
10 years	$4,649

(3)	If you do not Surrender your Contract:

1 year	$470
3 years	$1,413
5 years	$2,362
10 years	$4,758

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Leaders Solution I/IR:
(1) If you Surrender your Contract at the end of the applicable time period:

1 year	$1,070
3 years	$1,856
5 years	$2,555
10 years	$4,427
(2) If you annuitize at the end of the applicable time period:

1 year	$323
3 years	$1,190
5 years	$2,068
10 years	$4,315
(3) If you do not Surrender your Contract:

1 year	$430
3 years	$1,298
5 years	$2,068
10 years	$4,315

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?”. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The CDSC will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the CDSC is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%

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8 or more	0%
You won't be charged a CDSC on:

✓	The Annual Withdrawal Amount

✓	Premium Payments or earnings that have been in your Contract for more than seven years

✓	Distributions made due to death

✓	Distributions under a program for substantially equal periodic payments made for your life expectancy

✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.”

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First, we deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
Optional Death Benefit Charge — If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•
Earnings Protection Benefit Charge — If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Talcott Resolution pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Contract Value of your Contract, or

•
Your Maximum Anniversary Value, which is described below. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate

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an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Annuity Commencement Date Deferral Option ("Deferral Option"), then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

➢	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

➢	Your Maximum Anniversary Value; or

➢	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.
If you elected Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments

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for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company
We are a stock life insurance company. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company is a subsidiary of Talcott Resolution Life Insurance Company. Our corporate offices are located in Windsor, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
The Company has primary responsibility for all administration of the Contracts and the Separate Accounts.  The Company has entered into a master services agreement with Cognizant Worldwide Limited (“Cognizant Worldwide”, 1 Kingdom Street, Paddington Central, London, United Kingdom W2 6BD) whereby Cognizant Technology Solutions U.S. Corporation (“CTS US”) provides certain electronic data management services and business process outsourcing services with respect to the Contracts.  In addition, an administrator agreement was entered into by and between the Company and Cognizant Technology Solutions Services, LLC (“CTSS”, a subsidiary of CTS US) whereby CTSS provides administrative services to the Company for the covered lines of business/classes types of coverage CTSS is authorized to administer on behalf of the Company.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.
Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision

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by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. Please contact us to obtain a copy of the prospectuses for each Fund. Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary

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or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2019, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford HLS Funds, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2019, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2019, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $89 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
If you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

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•
Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to also purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made payable in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state, and may result in you not receiving important notices about your Contract.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.

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Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This

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means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;

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✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.

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In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature.
Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

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Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Investment Professionals and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a CDSC as follows:

•	We will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.
•	We will then Surrender the Premium Payments that have been in the Contract the longest.
•	That means we would Surrender the entire $10,000 initial Premium Payment and deduct a CDSC of 4% on that amount, or $400.
•	The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a CDSC of 7% of the $500, or $35.
•	Your CDSC is $435.
If you have any questions about these charges, please contact us or your Investment Professional.
The following Surrenders are NOT subject to a CDSC:

•
Annual Withdraw Amount — Each Premium Payment has its own schedule of CDSCs; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a CDSC. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your CDSC schedule.

Under the following situations, the CDSC is WAIVED:

•
Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any CDSC applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you

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purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Investment Professional or us to determine if it is available for you.

•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older and subject to Required Minimum Distributions, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

The following situations are NOT subject to a CDSC:

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No CDSC will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

•
For Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable CDSC for withdrawals up to that Benefit Payment amount.

•
For substantially equal periodic payments — We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

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Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Principal First Charge
This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Optional Death Benefit Charge
If you elected the Optional Death Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
If you elected the Earnings Protection Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Principal First
This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you can- not cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by us within a calendar year as one Contract for purposes of Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.

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If you elected Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.
Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

•
If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

•
If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

•
If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for Principal First.
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.
Principal First — Step-Up
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up, we may be charging more for Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be

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reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

•
Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

•
If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by us, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), beginning in the calendar year in which the individual attains (a) age 70½ for those born before July 1, 1949 or (b) age 72 for those born on or after July 1, 1949. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
For examples on how Principal First is calculated, please see Appendix III.
Other information

•	The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

•
Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

•
Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

•
Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

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•	Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

•
The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•	Withdrawals can deplete and even eliminate death benefits.

•
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•
The Maximum Anniversary Value, which is described below. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.

If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the Optional Death Benefit is added;

•	Minus any partial Surrenders after the Optional Death Benefit is added;

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•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
We would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals
$400,000,
Minus the Contract Value on the date the Earnings Protection
Benefit was added to your Contract or $100,000 = $300,000. To determine if the cap applies:
• We calculate the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• Plus Premium Payments made since that date ($0),
• Minus Premium Payments made in the 12 months prior to death ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
In this situation the cap applies, so we take 40% of $200,000 or $80,000 and add that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

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•
If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities - General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by us after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of our receipt of complete instructions, except when we are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Talcott Resolution Pathways Program” (formerly "Safe Haven"). Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to the Talcott Resolution Pathways Program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Talcott Resolution Pathways Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five or ten years from the date of death if death occurred before the Annuity Commencement Date. The available period (five or ten years) depends on whether the Contract is non-qualified or an IRA and the Owner's date of death. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.
The Beneficiary of a non-qualified Contract may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life

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expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations, qualifications and conditions. Not all beneficiaries will be able to elect this option.

Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section (C)(2)(f) Federal Tax Considerations in Appendix Tax for more information. If your Contract is qualified, please see "Information Regarding Tax-Qualified Plans" in "Appendix Tax" for additional information.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contact Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
Annuitant	The Contract Owner is a trust or other non-natural person	There is no named Contingent Annuitant	The Contract Owner receives the Death Benefit
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death, please see the section entitled “Annuity Payouts” and the “Death Benefit” section of your Contract. If you have questions about these and any other scenarios, please contact your Investment Professional or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is

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under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.
Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms to us in good order. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.
We will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your

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joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You have not elected the Deferral Option previously;

•	The Deferral Option has not been withdrawn by us;

•
We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);

•	No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	We have not previously received a separate full Surrender request from you;

•	The state in which your Contract was issued has approved the Deferral Option rider;

•
We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

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•
The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with In Good Order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

•
The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•	The Earnings Protection Benefit (i) will be terminated in its entirety, and (ii) the charge for that benefit will no longer be assessed;

•
Principal First rider including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety; (ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under Principal First rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

•
There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date;

•
On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;

•
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature. If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and

•
The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who

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has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•
It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

•
Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

•
Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

•
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.

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On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
1. When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2. Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.
Principal First Payout Option
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, Principal First Payout Option is not available.

•
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

•
Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an

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Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.
3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

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The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

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Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.
Dollar Cost Averaging
We offered two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Investment Professional to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program Considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability    to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

38

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non- qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2019. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
This Contract may have been sold directly to the following individuals free of any commission (“Employee Gross-Up”);1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent; and 2) employees and Investment Professionals (and their families) of Financial Intermediaries. If applicable, we may have credited the Core

39

Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional’s compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.
Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide in force Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for in force Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
In force Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
During 2019, we made Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities pursuant to contractual arrangements:
Citigroup Global Markets, Inc., Edward D. Jones & Co., LLP, H.D. Vest Investment Services, LPL Financial Corporation, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), and UBS Financial Services, Inc. (CDSC only).
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA

40

Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
During 2019, we had arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2019, Additional Payments did not in the aggregate exceed approximately $5.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $3,000.

41

Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Investment Professional if you have any questions or write or call us at the address below:
Talcott Resolution Life Insurance Company
PO Box 14293
Lexington, KY 40512-4293
1-800-862-6662 (Contract Owners)
1-800-862-7155 (Investment Professionals)
Financial Statements
You can find financial statements for us and the Separate Account in the SAI. To receive a copy of the SAI free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
Cybersecurity and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown.  The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions.  Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

42

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

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Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

APP TAX-1

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon exceeding certain income thresholds.

a.	Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

APP TAX-2

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

APP TAX-3

d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

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iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges.

3.	Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such

APP TAX-5

regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.

APP TAX-6

G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2009-59. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
IMPORTANT INFORMATION REGARDING 2020 REQUIRED MINIMUM DISTRIBUTIONS:  On March 27, 2020 The Coronavirus Aid Relief and Economic Security (CARES) Act (the “Act”) became law.  The Act suspends, for 2020, Required Minimum Distribution (“RMD”) rules for most tax qualified retirement plans.  A more detailed discussion of the general RMD rules can be found below, but those rules are generally suspended for 2020.  The act also suspends RMDs for beneficiaries in 2020.
If you are enrolled in the automatic RMD program, we will continue to calculate your RMD for 2020 and will make that payment to you, unless you instruct us to do otherwise.
We recommend that you discuss the Act and your options with your investment advisor or tax professional.
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and

APP TAX-7

IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to take required minimum distributions (“RMDs”), as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

APP TAX-8

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed in accordance with rules similar to those of a Traditional IRA. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full

APP TAX-9

year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($19,500 for 2020). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts

APP TAX-10

under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.	Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	for the birth or adoption of a child under Code Section 72(t)(2)(H);

(ix)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(x)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:

(xi)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xii)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xiii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

APP TAX-11

If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.

b.	RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

(i)	the calendar year in which the individual attains:
(a) Age 70-1/2 for participants born before July 1, 1949
(b) Age 72 for participants born on or after July 1, 1949, or

(i)
Except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over the life of such employee or over the lives of such employee and a designated beneficiary (as specified in the Code) or over a period not extending beyond the life expectancy of such employee or the life expectancy of such employee and a designated beneficiary.
Different rules apply if an individual died prior to 2020 or in 2020 and subsequent years.

(i)	Individuals who died prior to 2020

(a)
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 701⁄2.

(b)
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.

(ii)	Individuals who die in 2020 and subsequent years

(a)
For eligible designated beneficiaries as defined in Code Section 401(a)(9)(E)(ii), the RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 72.

(b)	For all other beneficiaries the individual’s entire interest generally must be distributed within 10 years after the individual’s death.

(ii)
Except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies,

APP TAX-12

generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.

APP TAX-13

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

APP TAX-14

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Leaders Series I/IR	APP I - 2
2.	Leaders Solution Series I/IR	APP I - 5
3.	Leaders Elite Series I/IR	APP I - 8
4.	Director Focus Series I/IR	APP I - 11

APP I-1

1. Leaders Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP I-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-4

2. Leaders Solution Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP I-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund - Class I	Seeks long-term capital growth	BlackRock Advisors, LLC
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management

APP I-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-7

3. Leaders Elite Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2 (formerly American Funds Global Bond Fund)
Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments
Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP I-8

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management

APP I-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
The Prudential Series Fund
Jennison 20/20 Focus Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
Jennison Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by Jennison Associates LLC
SP International Growth Portfolio - Class II	Seeks long-term growth of capital	Prudential Investments LLC, Sub-advised by William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC
Value Portfolio - Class II	Seeks capital appreciation	Prudential Investments LLC, Sub-advised by Jennison Associates LLC

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-10

4. Director Focus Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series II**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund - Class III	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).	BlackRock Advisors, LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio - Class I	Seeks dividend income, growth of dividend income and long-term capital appreciation	Legg Mason Partners Fund Advisor, LLC, Sub-advised by ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
ClearBridge Variable Large Cap Value Portfolio - Class I	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC, Sub-advised by ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
Western Asset Variable Global High Yield Bond Portfolio - Class I	Seeks to maximize total return	Legg Mason Partners Fund Advisor, LLC, Sub-advised by Western Asset Management Company, LLC; Western Asset Management Company Limited & Western Asset Management Pte. Ltd.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IB	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-11

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IB†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IB	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap HLS Fund - Class IB†	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-12

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.20	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5:
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

APP II-1

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6:
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the New Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP II-2

Appendix III — Principal First — Examples
Example 1: Assume you select Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP III-1

Appendix IV — Annuity Commencement Date Deferral Option — Examples
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•Your assumed net rate of return for this period;
•The amount that you would pay in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP IV-1

Appendix V — Accumulation Unit Value
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the SAI, which you may obtain free of charge by contacting us at 1-800-862-6668.

REST OF PAGE INTENTIONALLY LEFT BLANK

APP V-1

Talcott Resolution Life Insurance Company

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.903	$20.855	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011	$9.824
Accumulation Unit Value at end of period	$22.485	$23.903	$20.855	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011
Number of Accumulation Units outstanding at end of period (in thousands)	316	329	394	420	491	580	760	936	1,073	1,283
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.407	$18.001	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$9.260
Accumulation Unit Value at end of period	$18.986	$20.407	$18.001	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197
Number of Accumulation Units outstanding at end of period (in thousands)	54	61	71	72	87	117	147	168	217	286
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.270	$1.967	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968	$0.767
Accumulation Unit Value at end of period	$2.044	$2.270	$1.967	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968
Number of Accumulation Units outstanding at end of period (in thousands)	1,483	1,785	2,037	2,186	2,643	3,246	4,429	5,094	6,219	7,398
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.905	$1.669	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$0.711
Accumulation Unit Value at end of period	$1.697	$1.905	$1.669	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887
Number of Accumulation Units outstanding at end of period (in thousands)	490	800	672	987	1,221	1,280	1,602	1,906	2,198	2,666
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.641	$16.279	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189	$12.778
Accumulation Unit Value at end of period	$16.293	$16.641	$16.279	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189
Number of Accumulation Units outstanding at end of period (in thousands)	269	290	316	378	444	563	769	902	1,106	1,320
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.405	$13.259	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$11.365
Accumulation Unit Value at end of period	$12.981	$13.405	$13.259	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481
Number of Accumulation Units outstanding at end of period (in thousands)	59	69	62	68	82	102	126	134	172	243
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.179	$12.508	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133	$11.217
Accumulation Unit Value at end of period	$12.823	$13.179	$12.508	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133
Number of Accumulation Units outstanding at end of period (in thousands)	61	66	85	85	133	159	196	199	198	148
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.647	$11.175	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$10.944
Accumulation Unit Value at end of period	$11.208	$11.647	$11.175	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708
Number of Accumulation Units outstanding at end of period (in thousands)	10	14	13	18	29	32	45	45	75	80
APP V-2

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.729	$15.066	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695	$7.036
Accumulation Unit Value at end of period	$16.690	$18.729	$15.066	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695
Number of Accumulation Units outstanding at end of period (in thousands)	47	59	56	61	86	99	124	156	137	151
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.460	$13.387	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$6.827
Accumulation Unit Value at end of period	$14.508	$16.460	$13.387	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	22	28	43	54	69	90	131	155
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.983	$24.670	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333	$10.926
Accumulation Unit Value at end of period	$28.686	$31.983	$24.670	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333
Number of Accumulation Units outstanding at end of period (in thousands)	132	147	169	195	229	278	359	419	495	601
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.077	$14.877	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$7.195
Accumulation Unit Value at end of period	$16.923	$19.077	$14.877	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986
Number of Accumulation Units outstanding at end of period (in thousands)	18	30	44	50	54	42	57	77	131	162
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$32.731	$26.365	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538	$11.655
Accumulation Unit Value at end of period	$28.871	$32.731	$26.365	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538
Number of Accumulation Units outstanding at end of period (in thousands)	48	63	72	89	100	115	144	159	208	264
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.982	$16.274	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$7.856
Accumulation Unit Value at end of period	$17.433	$19.982	$16.274	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	15	20	27	48	59	62	87	108
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.849	$24.385	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158	$8.844
Accumulation Unit Value at end of period	$30.345	$30.849	$24.385	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158
Number of Accumulation Units outstanding at end of period (in thousands)	773	873	988	1,121	1,327	1,574	1,974	2,412	2,989	3,567
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.037	$14.415	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$5.709
Accumulation Unit Value at end of period	$17.548	$18.037	$14.415	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763
Number of Accumulation Units outstanding at end of period (in thousands)	218	239	269	327	431	543	784	954	1,037	1,454

APP V-3

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.046	$22.411	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510	$8.894
Accumulation Unit Value at end of period	$26.193	$27.046	$22.411	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510
Number of Accumulation Units outstanding at end of period (in thousands)	641	717	811	944	1,110	1,398	1,805	2,190	2,747	3,401
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.230	$19.462	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$8.434
Accumulation Unit Value at end of period	$22.251	$23.230	$19.462	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795
Number of Accumulation Units outstanding at end of period (in thousands)	185	213	241	285	360	432	566	697	770	1,021
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.568	$18.086	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668	$11.106
Accumulation Unit Value at end of period	$20.188	$23.568	$18.086	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668
Number of Accumulation Units outstanding at end of period (in thousands)	171	193	216	244	284	338	428	574	742	858
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.759	$10.675	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$7.158
Accumulation Unit Value at end of period	$11.657	$13.759	$10.675	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988
Number of Accumulation Units outstanding at end of period (in thousands)	52	62	83	94	107	147	226	282	330	407
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.918	$27.356	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134	$16.354
Accumulation Unit Value at end of period	$29.599	$34.918	$27.356	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134
Number of Accumulation Units outstanding at end of period (in thousands)	40	52	56	59	90	86	93	112	145	156
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.564	$21.833	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$14.253
Accumulation Unit Value at end of period	$23.109	$27.564	$21.833	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	10	20	28	43	50	89	97
Fidelity VIP Dynamic Capital Appreciation Portfolio
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.735	$18.095	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.361	$20.735	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.885	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.467	$18.885	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-4

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.781	$16.601	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247	$7.815
Accumulation Unit Value at end of period	$21.134	$20.781	$16.601	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247
Number of Accumulation Units outstanding at end of period (in thousands)	13	6	5	14	8	10	14	19	22	56
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.044	$14.574	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$7.492
Accumulation Unit Value at end of period	$18.150	$18.044	$14.574	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716
Number of Accumulation Units outstanding at end of period (in thousands)	14	3	5	6	6	15	16	22	20	22
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.300	$23.224	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804	$12.607
Accumulation Unit Value at end of period	$23.258	$25.300	$23.224	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804
Number of Accumulation Units outstanding at end of period (in thousands)	10	19	22	19	23	30	31	40	43	45
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.324	$17.935	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347	$10.631
Accumulation Unit Value at end of period	$17.570	$19.324	$17.935	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.054	$22.242	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943	$11.176
Accumulation Unit Value at end of period	$22.699	$24.054	$22.242	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943
Number of Accumulation Units outstanding at end of period (in thousands)	130	143	185	221	269	305	365	395	425	595
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.298	$18.976	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$10.411
Accumulation Unit Value at end of period	$18.944	$20.298	$18.976	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769
Number of Accumulation Units outstanding at end of period (in thousands)	154	167	195	238	306	389	483	573	641	839
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.097	$17.492	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410	$8.137
Accumulation Unit Value at end of period	$21.470	$22.097	$17.492	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	11	21	17	27	24	24	24	37
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.646	$14.923	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$7.581
Accumulation Unit Value at end of period	$17.918	$18.646	$14.923	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	39	31	35	38	44	39	49	58	78	106

APP V-5

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.156	$30.961	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018	$15.639
Accumulation Unit Value at end of period	$29.027	$33.156	$30.961	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018
Number of Accumulation Units outstanding at end of period (in thousands)	32	41	48	53	89	87	105	134	135	155
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.234	$26.657	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$14.703
Accumulation Unit Value at end of period	$24.448	$28.234	$26.657	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	29	36	54	71	88	99	102	131
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.432	$23.804	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777	$11.084
Accumulation Unit Value at end of period	$22.805	$25.432	$23.804	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777
Number of Accumulation Units outstanding at end of period (in thousands)	181	218	244	272	309	355	458	608	751	871
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.198	$20.060	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$10.200
Accumulation Unit Value at end of period	$18.800	$21.198	$20.060	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540
Number of Accumulation Units outstanding at end of period (in thousands)	85	92	106	120	146	205	265	324	373	491
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.294	$25.482	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451	$10.761
Accumulation Unit Value at end of period	$28.357	$30.294	$25.482	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451
Number of Accumulation Units outstanding at end of period (in thousands)	55	57	69	78	91	94	106	145	173	196
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.797	$21.939	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$10.116
Accumulation Unit Value at end of period	$23.883	$25.797	$21.939	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578
Number of Accumulation Units outstanding at end of period (in thousands)	76	85	122	142	154	182	241	297	314	364
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.583	$17.031	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783	$6.111
Accumulation Unit Value at end of period	$15.965	$18.583	$17.031	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	20	17	32	35	32	39	51	33
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.595	$15.377	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$6.025
Accumulation Unit Value at end of period	$14.101	$16.595	$15.377	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	7	3	10	19	20	15	13	16

APP V-6

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.268	$21.942	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939	$8.433
Accumulation Unit Value at end of period	$24.511	$26.268	$21.942	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939
Number of Accumulation Units outstanding at end of period (in thousands)	99	117	131	150	187	232	275	336	400	498
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.677	$10.707	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$4.493
Accumulation Unit Value at end of period	$11.700	$12.677	$10.707	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	33	41	63	94	156	208	212	323
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.752	$22.998	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786	$14.302
Accumulation Unit Value at end of period	$22.974	$23.752	$22.998	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786
Number of Accumulation Units outstanding at end of period (in thousands)	97	105	117	136	167	217	239	283	339	456
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.196	$18.791	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$12.761
Accumulation Unit Value at end of period	$18.364	$19.196	$18.791	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696
Number of Accumulation Units outstanding at end of period (in thousands)	31	32	36	43	66	87	120	136	138	189
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.063	$1.067	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163	$1.178
Accumulation Unit Value at end of period	$1.064	$1.063	$1.067	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163
Number of Accumulation Units outstanding at end of period (in thousands)	1,193	1,175	1,336	1,570	1,880	3,119	3,816	4,600	6,376	7,632
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.843	$0.856	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$1.033
Accumulation Unit Value at end of period	$0.836	$0.843	$0.856	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008
Number of Accumulation Units outstanding at end of period (in thousands)	746	779	847	1,106	1,252	1,918	2,080	2,647	2,735	4,816
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.034	$15.954	$15.821	$15.279	$14.288	$10.339	$9.219	$10.726	$—	$—
Accumulation Unit Value at end of period	$19.040	$20.034	$15.954	$15.821	$15.279	$14.288	$10.339	$9.219	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	32	34	38	40	48	58	29	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.592	$14.970	$15.009	$14.655	$13.856	$10.138	$9.139	$10.711	$—	$—
Accumulation Unit Value at end of period	$17.476	$18.592	$14.970	$15.009	$14.655	$13.856	$10.138	$9.139	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	13	18	29	26	37	24	—	—

APP V-7

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.178	$18.080	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013	$8.704
Accumulation Unit Value at end of period	$18.028	$20.178	$18.080	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	12	13	19	35	42	52	76	91
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.521	$15.873	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$8.345
Accumulation Unit Value at end of period	$15.483	$17.521	$15.873	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	32	36	41	47	65	81	110	143
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	40	80	127	48	17	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.979	$9.155	$9.377	$9.614	$9.856	$9.969	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.893	$8.979	$9.155	$9.377	$9.614	$9.856	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	37	42	44	53	30	—	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.397	$1.390	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277	$1.295
Accumulation Unit Value at end of period	$1.385	$1.397	$1.390	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,158	1,270	1,426	1,545	1,833	2,264	2,590	3,124	3,398
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.174	$1.181	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$1.202
Accumulation Unit Value at end of period	$1.152	$1.174	$1.181	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172
Number of Accumulation Units outstanding at end of period (in thousands)	1,298	1,350	1,474	1,781	2,180	2,458	3,493	3,764	7,465	4,351
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.885	$2.378	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858	$1.393
Accumulation Unit Value at end of period	$2.419	$2.885	$2.378	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858
Number of Accumulation Units outstanding at end of period (in thousands)	81	91	136	142	155	166	168	255	294	330
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.425	$2.021	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$1.293
Accumulation Unit Value at end of period	$2.011	$2.425	$2.021	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706
Number of Accumulation Units outstanding at end of period (in thousands)	95	97	106	123	193	188	322	387	412	503

APP V-8

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.890	$2.550	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620	$1.262
Accumulation Unit Value at end of period	$2.526	$2.890	$2.550	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620
Number of Accumulation Units outstanding at end of period (in thousands)	432	492	506	599	705	814	970	1,118	1,510	1,826
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.429	$2.167	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$1.171
Accumulation Unit Value at end of period	$2.100	$2.429	$2.167	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487
Number of Accumulation Units outstanding at end of period (in thousands)	141	144	184	191	239	187	286	353	433	617
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.031	$14.099	$14.191	$14.219	$13.347	$9.879	$10.019	$—	$—	$—
Accumulation Unit Value at end of period	$15.856	$17.031	$14.099	$14.191	$14.219	$13.347	$9.879	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	8	11	11	12	3	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.972	$13.369	$13.605	$13.783	$13.081	$9.788	$10.001	$—	$—	$—
Accumulation Unit Value at end of period	$14.708	$15.972	$13.369	$13.605	$13.783	$13.081	$9.788	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	2	6	1	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.663	$23.707	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076	$10.096
Accumulation Unit Value at end of period	$22.327	$26.663	$23.707	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	19	23	28	30	34	42	50
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.811	$20.506	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$9.536
Accumulation Unit Value at end of period	$18.892	$22.811	$20.506	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	6	9	14	21	41	60	68	71
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.041	$1.763	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050	$0.719
Accumulation Unit Value at end of period	$1.627	$2.041	$1.763	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	554	575	572	638	664	849	965	1,134	1,438	1,869
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.716	$1.498	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$0.667
Accumulation Unit Value at end of period	$1.352	$1.716	$1.498	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963
Number of Accumulation Units outstanding at end of period (in thousands)	77	83	79	111	133	161	226	282	349	398
APP V-9

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.778	$11.193	$10.191	$10.552	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.066	$13.778	$11.193	$10.191	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	93	94	108	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.343	$10.959	$10.089	$10.535	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.515	$13.343	$10.959	$10.089	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.700	$24.276	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372	$11.043
Accumulation Unit Value at end of period	$26.434	$29.700	$24.276	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	16	15	23	25	32	39	35	34
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.480	$18.577	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$9.228
Accumulation Unit Value at end of period	$19.789	$22.480	$18.577	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	3	4	5	9	6	7	8
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.377	$17.269	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591	$6.328
Accumulation Unit Value at end of period	$22.655	$22.377	$17.269	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591
Number of Accumulation Units outstanding at end of period (in thousands)	70	76	90	106	130	170	212	249	276	315
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.571	$9.809	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$3.925
Accumulation Unit Value at end of period	$12.588	$12.571	$9.809	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	12	9	10	11	26	37	38	48
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.869	$11.282	$10.051	$10.642	$10.497	$10.145	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.343	$11.869	$11.282	$10.051	$10.642	$10.497	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	121	129	167	216	262	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.294	$10.854	$9.777	$10.466	$10.438	$10.130	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.676	$11.294	$10.854	$9.777	$10.466	$10.438	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	30	34	40	56	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.222	$16.626	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875	$7.093
Accumulation Unit Value at end of period	$18.847	$20.222	$16.626	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875
Number of Accumulation Units outstanding at end of period (in thousands)	85	100	104	123	138	159	172	223	278	383
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.076	$14.194	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$6.612
Accumulation Unit Value at end of period	$15.740	$17.076	$14.194	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184
Number of Accumulation Units outstanding at end of period (in thousands)	27	32	36	40	62	75	127	152	192	250
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.452	$10.622	$10.155	$10.393	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.372	$13.452	$10.622	$10.155	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	105	119	133	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.027	$10.400	$10.053	$10.376	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.808	$13.027	$10.400	$10.053	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.690	$9.335	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407	$3.152
Accumulation Unit Value at end of period	$11.670	$11.690	$9.335	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407
Number of Accumulation Units outstanding at end of period (in thousands)	76	91	117	129	140	161	188	237	294	380
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.562	$8.527	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$3.144
Accumulation Unit Value at end of period	$10.428	$10.562	$8.527	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347
Number of Accumulation Units outstanding at end of period (in thousands)	16	20	20	33	46	44	67	85	92	81
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$32.219	$25.797	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662	$8.490
Accumulation Unit Value at end of period	$31.302	$32.219	$25.797	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662
Number of Accumulation Units outstanding at end of period (in thousands)	42	48	52	56	75	86	95	120	152	170
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.811	$14.419	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$5.182
Accumulation Unit Value at end of period	$17.115	$17.811	$14.419	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	30	33	42	70	89	111	118	155

APP V-11

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.843	$9.361	$9.560	$10.514	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.028	$11.843	$9.361	$9.560	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	12	14	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.469	$9.166	$9.464	$10.496	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.605	$11.469	$9.166	$9.464	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	5	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.969	$20.525	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471	$8.134
Accumulation Unit Value at end of period	$23.546	$24.969	$20.525	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	5	8	8	5	2	2	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.681	$18.019	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$7.797
Accumulation Unit Value at end of period	$20.221	$21.681	$18.019	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	5	6	7	6	7
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.609	$14.183	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669	$10.187
Accumulation Unit Value at end of period	$14.249	$14.609	$14.183	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669
Number of Accumulation Units outstanding at end of period (in thousands)	60	57	66	70	90	90	82	94	81	71
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.689	$12.455	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$9.769
Accumulation Unit Value at end of period	$12.241	$12.689	$12.455	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	11	9	17	31	52	51	66	58
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.285	$21.027	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272	$11.403
Accumulation Unit Value at end of period	$21.673	$23.285	$21.027	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272
Number of Accumulation Units outstanding at end of period (in thousands)	190	206	228	254	315	380	463	594	758	916
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.640	$17.932	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$10.619
Accumulation Unit Value at end of period	$18.080	$19.640	$17.932	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224
Number of Accumulation Units outstanding at end of period (in thousands)	81	92	104	117	144	202	256	293	347	406

APP V-12

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.486	$29.725	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912	$12.323
Accumulation Unit Value at end of period	$30.576	$34.486	$29.725	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912
Number of Accumulation Units outstanding at end of period (in thousands)	25	28	31	32	38	41	52	61	71	85
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.367	$25.593	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$11.586
Accumulation Unit Value at end of period	$25.752	$29.367	$25.593	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	20	24	31	39	64	83	89	106
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.675	$18.511	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924	$12.242
Accumulation Unit Value at end of period	$21.408	$25.675	$18.511	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	20	21	29	40	52	78	101	79
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.904	$16.696	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$12.058
Accumulation Unit Value at end of period	$18.888	$22.904	$16.696	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	15	16	19	22	27	43	58	81
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.473	$14.315	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587	$9.314
Accumulation Unit Value at end of period	$13.735	$16.473	$14.315	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587
Number of Accumulation Units outstanding at end of period (in thousands)	53	65	70	81	110	110	130	162	196	266
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.186	$11.586	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$8.232
Accumulation Unit Value at end of period	$10.875	$13.186	$11.586	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003
Number of Accumulation Units outstanding at end of period (in thousands)	54	57	64	68	73	92	131	162	196	263
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.799	$16.944	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856	$9.170
Accumulation Unit Value at end of period	$16.625	$19.799	$16.944	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856
Number of Accumulation Units outstanding at end of period (in thousands)	61	72	74	90	103	135	158	252	305	286
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.976	$13.823	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$8.170
Accumulation Unit Value at end of period	$13.268	$15.976	$13.823	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447
Number of Accumulation Units outstanding at end of period (in thousands)	179	194	235	272	307	366	445	560	626	706

APP V-13

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.964	$16.410	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796	$6.265
Accumulation Unit Value at end of period	$21.296	$20.964	$16.410	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.684	$17.160	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804	$7.154
Accumulation Unit Value at end of period	$21.785	$21.684	$17.160	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.660	$21.619	$21.658	$20.747	$19.718	$15.458	$14.171	$15.050	$14.215	$9.158
Accumulation Unit Value at end of period	$25.715	$27.660	$21.619	$21.658	$20.747	$19.718	$15.458	$14.171	$15.050	$14.215
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	3	3	4	5	6
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.366	$1.870	$1.894	$1.834	$1.763	$1.397	$1.295	$1.390	$1.328	$0.865
Accumulation Unit Value at end of period	$2.176	$2.366	$1.870	$1.894	$1.834	$1.763	$1.397	$1.295	$1.390	$1.328
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.226	$12.087	$12.418	$11.342	$10.496	$7.763	$6.802	$6.904	$6.282	$4.468
Accumulation Unit Value at end of period	$15.811	$16.226	$12.087	$12.418	$11.342	$10.496	$7.763	$6.802	$6.904	$6.282
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	2	7	8	20	25
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.940	$1.461	$1.518	$1.402	$1.312	$0.981	$0.869	$0.892	$0.820	$0.590
Accumulation Unit Value at end of period	$1.870	$1.940	$1.461	$1.518	$1.402	$1.312	$0.981	$0.869	$0.892	$0.820
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.097	$1.825	$1.668	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121	$0.804
Accumulation Unit Value at end of period	$1.856	$2.097	$1.825	$1.668	$1.849	$1.710	$1.309	$1.163	$1.253	$1.121
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	15	16	16	17	38	37	37	36
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.758	$1.547	$1.429	$1.603	$1.498	$1.159	$1.041	$1.134	$1.026	$0.744
Accumulation Unit Value at end of period	$1.539	$1.758	$1.547	$1.429	$1.603	$1.498	$1.159	$1.041	$1.134	$1.026
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.446	$1.083	$1.146	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925	$0.688
Accumulation Unit Value at end of period	$1.238	$1.446	$1.083	$1.146	$1.127	$1.217	$1.042	$0.867	$1.038	$0.925
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	8	8	—	—	2	2
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.212	$0.918	$0.982	$0.977	$1.067	$0.923	$0.776	$0.940	$0.847	$0.636
Accumulation Unit Value at end of period	$1.026	$1.212	$0.918	$0.982	$0.977	$1.067	$0.923	$0.776	$0.940	$0.847
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-14

Director Focus

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BlackRock S&P 500 Index V.I. Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.771	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.187	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.752	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.100	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Dividend Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.058	$15.366	$13.551	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420
Accumulation Unit Value at end of period	$16.941	$18.058	$15.366	$13.551	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	6	3	6	7	10	11
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.378	$22.694	$20.236	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$10.354
Accumulation Unit Value at end of period	$24.477	$26.378	$22.694	$20.236	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Large Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.582	$2.280	$2.046	$2.136	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.320	$2.582	$2.280	$2.046	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	245	246	261	304	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.204	$22.503	$20.418	$21.554	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$22.400	$25.204	$22.503	$20.418	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.126	$1.870	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905
Accumulation Unit Value at end of period	$1.981	$2.126	$1.870	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160
Number of Accumulation Units outstanding at end of period (in thousands)	251	264	277	439	584	765	904	1,029	1,288	1,634
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.021	$19.583	$18.979	$19.472	$18.232	$15.464	$14.189	$14.319	$13.125	$10.355
Accumulation Unit Value at end of period	$20.297	$22.021	$19.583	$18.979	$19.472	$18.232	$15.464	$14.189	$14.319	$13.125
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-15

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$4.319	$3.595	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449
Accumulation Unit Value at end of period	$3.953	$4.319	$3.595	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077
Number of Accumulation Units outstanding at end of period (in thousands)	559	607	678	805	997	1,082	1,373	1,533	1,861	2,468
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.168	$23.709	$23.098	$23.498	$22.509	$16.637	$14.451	$16.766	$14.792	$10.438
Accumulation Unit Value at end of period	$25.500	$28.168	$23.709	$23.098	$23.498	$22.509	$16.637	$14.451	$16.766	$14.792
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.916	$2.431	$2.337	$2.224	$1.946	$1.457	$1.259	$1.266	$1.128	$0.913
Accumulation Unit Value at end of period	$2.812	$2.916	$2.431	$2.337	$2.224	$1.946	$1.457	$1.259	$1.266	$1.128
Number of Accumulation Units outstanding at end of period (in thousands)	52	73	67	79	93	101	154	214	246	308
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.154	$25.419	$24.706	$23.765	$21.030	$15.916	$13.909	$14.134	$12.739	$10.421
Accumulation Unit Value at end of period	$28.754	$30.154	$25.419	$24.706	$23.765	$21.030	$15.916	$13.909	$14.134	$12.739
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.133	$2.690	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117
Accumulation Unit Value at end of period	$2.918	$3.133	$2.690	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370
Number of Accumulation Units outstanding at end of period (in thousands)	125	140	132	170	218	328	435	530	608	714
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.266	$22.801	$20.403	$21.218	$19.307	$15.044	$13.613	$13.811	$12.538	$10.337
Accumulation Unit Value at end of period	$24.192	$26.266	$22.801	$20.403	$21.218	$19.307	$15.044	$13.613	$13.811	$12.538
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.574	$2.738	$2.730	$2.569	$2.445	$1.824	$1.503	$1.774	$1.579	$1.183
Accumulation Unit Value at end of period	$3.381	$3.574	$2.738	$2.730	$2.569	$2.445	$1.824	$1.503	$1.774	$1.579
Number of Accumulation Units outstanding at end of period (in thousands)	60	88	100	110	151	154	194	233	367	486
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.821	$22.325	$22.504	$21.412	$20.598	$15.540	$12.943	$15.450	$13.900	$10.533
Accumulation Unit Value at end of period	$26.965	$28.821	$22.325	$22.504	$21.412	$20.598	$15.540	$12.943	$15.450	$13.900
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	—	—	—	—	—
APP V-16

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.664	$2.855	$2.918	$2.654	$2.365	$1.771	$1.419	$1.583	$1.369	$1.074
Accumulation Unit Value at end of period	$3.623	$3.664	$2.855	$2.918	$2.654	$2.365	$1.771	$1.419	$1.583	$1.369
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	16	27	29	11	11	11	19	21
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.568	$25.659	$26.513	$24.388	$21.969	$16.633	$13.477	$15.202	$13.290	$10.540
Accumulation Unit Value at end of period	$31.857	$32.568	$25.659	$26.513	$24.388	$21.969	$16.633	$13.477	$15.202	$13.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	—	—	—	—	—
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$5.842	$4.858	$5.392	$4.840	$3.865	$2.587	$2.180	$2.042	$1.938	$1.606
Accumulation Unit Value at end of period	$5.590	$5.842	$4.858	$5.392	$4.840	$3.865	$2.587	$2.180	$2.042	$1.938
Number of Accumulation Units outstanding at end of period (in thousands)	11	14	14	23	24	35	62	113	134	174
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$36.168	$30.406	$34.123	$30.968	$25.001	$16.920	$14.418	$13.654	$13.104	$10.976
Accumulation Unit Value at end of period	$34.229	$36.168	$30.406	$34.123	$30.968	$25.001	$16.920	$14.418	$13.654	$13.104
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.385	$2.254	$2.005	$2.130	$2.112	$2.017	$1.794	$1.742	$1.524	$1.030
Accumulation Unit Value at end of period	$2.266	$2.385	$2.254	$2.005	$2.130	$2.112	$2.017	$1.794	$1.742	$1.524
Number of Accumulation Units outstanding at end of period (in thousands)	31	30	32	33	36	49	109	119	48	163
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.771	$20.802	$18.710	$20.101	$20.144	$19.454	$17.492	$17.173	$15.197	$10.382
Accumulation Unit Value at end of period	$20.457	$21.771	$20.802	$18.710	$20.101	$20.144	$19.454	$17.492	$17.173	$15.197
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.185	$1.773	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063
Accumulation Unit Value at end of period	$1.746	$2.185	$1.773	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395
Number of Accumulation Units outstanding at end of period (in thousands)	130	169	184	258	279	293	382	512	551	460
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.914	$16.335	$16.593	$16.736	$17.901	$15.134	$12.942	$15.464	$13.884	$10.693
Accumulation Unit Value at end of period	$15.740	$19.914	$16.335	$16.593	$16.736	$17.901	$15.134	$12.942	$15.464	$13.884
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-17

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford MidCap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.978	$17.780	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920
Accumulation Unit Value at end of period	$17.680	$19.978	$17.780	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	—	1
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.945	$16.148	$14.232	$15.356	$14.994	$11.215	$9.948	$10.341	$8.447	$5.871
Accumulation Unit Value at end of period	$15.707	$17.945	$16.148	$14.232	$15.356	$14.994	$11.215	$9.948	$10.341	$8.447
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	—	—	—	—	—	—	—
Hartford MidCap HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.697	$7.920	$7.191	$7.196	$6.569	$4.777	$4.066	$4.489	$3.697	$2.870
Accumulation Unit Value at end of period	$8.831	$9.697	$7.920	$7.191	$7.196	$6.569	$4.777	$4.066	$4.489	$3.697
Number of Accumulation Units outstanding at end of period (in thousands)	64	81	86	121	135	148	217	278	394	458
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.159	$26.555	$24.377	$24.665	$22.764	$16.736	$14.403	$16.080	$13.388	$10.509
Accumulation Unit Value at end of period	$28.966	$32.159	$26.555	$24.377	$24.665	$22.764	$16.736	$14.403	$16.080	$13.388
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.302	$2.958	$2.665	$2.743	$2.578	$1.945	$1.583	$1.760	$1.435	$1.012
Accumulation Unit Value at end of period	$2.775	$3.302	$2.958	$2.665	$2.743	$2.578	$1.945	$1.583	$1.760	$1.435
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	31	30	27	28	27	34	38
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.528	$29.467	$26.842	$27.926	$26.534	$20.247	$16.656	$18.723	$15.437	$11.005
Accumulation Unit Value at end of period	$27.038	$32.528	$29.467	$26.842	$27.926	$26.534	$20.247	$16.656	$18.723	$15.437
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	2	1	—	—	—	—
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.263	$2.763	$2.500	$2.555	$2.455	$1.723	$1.492	$1.495	$1.113	$0.836
Accumulation Unit Value at end of period	$2.835	$3.263	$2.763	$2.500	$2.555	$2.455	$1.723	$1.492	$1.495	$1.113
Number of Accumulation Units outstanding at end of period (in thousands)	22	22	22	35	38	28	27	32	34	35
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$37.622	$32.211	$29.468	$30.455	$29.577	$20.987	$18.375	$18.622	$14.018	$10.642
Accumulation Unit Value at end of period	$32.329	$37.622	$32.211	$29.468	$30.455	$29.577	$20.987	$18.375	$18.622	$14.018
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-18

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.306	$2.660	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168
Accumulation Unit Value at end of period	$3.113	$3.306	$2.660	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486
Number of Accumulation Units outstanding at end of period (in thousands)	57	73	73	97	127	130	175	191	367	434
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.789	$21.791	$21.946	$24.579	$23.585	$16.797	$14.930	$15.884	$13.151	$10.452
Accumulation Unit Value at end of period	$24.948	$26.789	$21.791	$21.946	$24.579	$23.585	$16.797	$14.930	$15.884	$13.151
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.204	$1.870	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715
Accumulation Unit Value at end of period	$2.165	$2.204	$1.870	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995
Number of Accumulation Units outstanding at end of period (in thousands)	389	431	439	581	769	885	1,125	1,335	1,976	2,743
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.858	$24.751	$23.687	$23.698	$21.883	$17.007	$15.283	$15.883	$14.221	$10.328
Accumulation Unit Value at end of period	$28.038	$28.858	$24.751	$23.687	$23.698	$21.883	$17.007	$15.283	$15.883	$14.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.918	$1.856	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372
Accumulation Unit Value at end of period	$1.874	$1.918	$1.856	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552
Number of Accumulation Units outstanding at end of period (in thousands)	249	274	289	316	342	436	528	585	606	599
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.984	$12.703	$12.498	$12.919	$12.534	$13.068	$12.491	$12.000	$11.472	$10.253
Accumulation Unit Value at end of period	$12.548	$12.984	$12.703	$12.498	$12.919	$12.534	$13.068	$12.491	$12.000	$11.472
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.176	$1.180	$1.181	$1.182	$1.169	$1.209	$1.185	$1.149	$1.125	$1.107
Accumulation Unit Value at end of period	$1.166	$1.176	$1.180	$1.181	$1.182	$1.169	$1.209	$1.185	$1.149	$1.125
Number of Accumulation Units outstanding at end of period (in thousands)	142	144	156	175	187	200	204	634	665	652
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.650	$9.786	$9.908	$10.023	$10.017	$10.478	$10.386	$10.179	$10.081	$10.023
Accumulation Unit Value at end of period	$9.464	$9.650	$9.786	$9.908	$10.023	$10.017	$10.478	$10.386	$10.179	$10.081
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-19

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.074	$1.080	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204
Accumulation Unit Value at end of period	$1.073	$1.074	$1.080	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	29	30	69	74	77	90	104	122
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.064	$8.203	$8.356	$8.576	$8.802	$9.033	$9.262	$9.497	$9.737	$9.978
Accumulation Unit Value at end of period	$7.965	$8.064	$8.203	$8.356	$8.576	$8.802	$9.033	$9.262	$9.497	$9.737
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.444	$2.154	$1.925	$2.020	$1.844	$1.420	$1.234	$1.280	$1.135	$0.928
Accumulation Unit Value at end of period	$2.159	$2.444	$2.154	$1.925	$2.020	$1.844	$1.420	$1.234	$1.280	$1.135
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	18	20	23	26	26	28	28	10
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.584	$21.911	$19.801	$21.007	$19.387	$15.099	$13.267	$13.909	$12.468	$10.304
Accumulation Unit Value at end of period	$21.482	$24.584	$21.911	$19.801	$21.007	$19.387	$15.099	$13.267	$13.909	$12.468
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.414	$9.517	$9.648	$9.783	$9.920	$9.983	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.404	$9.414	$9.517	$9.648	$9.783	$9.920	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.951	$9.149	$9.377	$9.614	$9.856	$9.969	$—	$—	$—	$—
Accumulation Unit Value at end of period	$8.843	$8.951	$9.149	$9.377	$9.614	$9.856	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.582	$2.410	$2.114	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095
Accumulation Unit Value at end of period	$2.446	$2.582	$2.410	$2.114	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	14	20	21	21	21	25	38	38
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.385	$21.124	$18.735	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$10.487
Accumulation Unit Value at end of period	$20.977	$22.385	$21.124	$18.735	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
(a) Inception date April 20, 2018.

APP V-20

Talcott Resolution Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.485	$23.903	$20.855	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011
Accumulation Unit Value at end of period	$26.880	$22.485	$23.903	$20.855	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325
Number of Accumulation Units outstanding at end of period (in thousands)	1,484	1,635	1,776	1,980	2,340	2,768	3,351	4,122	5,277	6,508
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.986	$20.407	$18.001	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197
Accumulation Unit Value at end of period	$22.449	$18.986	$20.407	$18.001	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287
Number of Accumulation Units outstanding at end of period (in thousands)	285	306	355	391	453	511	609	736	850	1,056
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.044	$2.270	$1.967	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968
Accumulation Unit Value at end of period	$2.447	$2.044	$2.270	$1.967	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072
Number of Accumulation Units outstanding at end of period (in thousands)	9,691	10,972	11,963	13,598	15,598	18,516	23,074	31,245	40,615	48,975
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.905	$1.669	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887
Accumulation Unit Value at end of period	$2.009	$1.697	$1.905	$1.669	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972
Number of Accumulation Units outstanding at end of period (in thousands)	2,419	2,666	3,094	3,093	3,660	4,432	5,313	7,857	9,168	11,857
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.293	$16.641	$16.279	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189
Accumulation Unit Value at end of period	$17.570	$16.293	$16.641	$16.279	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894
Number of Accumulation Units outstanding at end of period (in thousands)	1,027	1,070	1,129	1,245	1,331	1,521	1,937	2,670	3,220	3,915
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.981	$13.405	$13.259	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481
Accumulation Unit Value at end of period	$13.845	$12.981	$13.405	$13.259	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958
Number of Accumulation Units outstanding at end of period (in thousands)	221	242	277	297	338	402	457	610	698	882
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.823	$13.179	$12.508	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133
Accumulation Unit Value at end of period	$13.627	$12.823	$13.179	$12.508	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590
Number of Accumulation Units outstanding at end of period (in thousands)	186	192	187	195	218	244	358	503	522	598
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.208	$11.647	$11.175	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708
Accumulation Unit Value at end of period	$11.780	$11.208	$11.647	$11.175	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017
Number of Accumulation Units outstanding at end of period (in thousands)	52	62	74	79	84	120	142	208	235	281

APP V-21

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.690	$18.729	$15.066	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695
Accumulation Unit Value at end of period	$21.584	$16.690	$18.729	$15.066	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686
Number of Accumulation Units outstanding at end of period (in thousands)	185	213	313	333	402	454	524	639	772	903
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.508	$16.460	$13.387	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304
Accumulation Unit Value at end of period	$18.556	$14.508	$16.460	$13.387	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143
Number of Accumulation Units outstanding at end of period (in thousands)	87	98	114	138	160	210	274	396	479	643
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.686	$31.983	$24.670	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333
Accumulation Unit Value at end of period	$38.266	$28.686	$31.983	$24.670	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896
Number of Accumulation Units outstanding at end of period (in thousands)	454	522	570	620	708	805	1,077	1,375	1,763	2,164
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.923	$19.077	$14.877	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986
Accumulation Unit Value at end of period	$22.327	$16.923	$19.077	$14.877	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884
Number of Accumulation Units outstanding at end of period (in thousands)	169	190	216	233	282	300	368	484	649	803
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.871	$32.731	$26.365	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538
Accumulation Unit Value at end of period	$37.443	$28.871	$32.731	$26.365	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378
Number of Accumulation Units outstanding at end of period (in thousands)	198	217	239	267	317	369	476	614	766	955
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.433	$19.982	$16.274	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359
Accumulation Unit Value at end of period	$22.361	$17.433	$19.982	$16.274	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755
Number of Accumulation Units outstanding at end of period (in thousands)	61	65	77	85	118	151	187	252	321	414
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.345	$30.849	$24.385	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158
Accumulation Unit Value at end of period	$39.131	$30.345	$30.849	$24.385	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229
Number of Accumulation Units outstanding at end of period (in thousands)	2,203	2,499	2,792	3,156	3,629	4,154	5,123	6,798	8,508	10,549
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.548	$18.037	$14.415	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763
Accumulation Unit Value at end of period	$22.382	$17.548	$18.037	$14.415	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985
Number of Accumulation Units outstanding at end of period (in thousands)	764	873	1,062	1,209	1,498	1,863	2,294	3,109	3,895	5,044

APP V-22

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.193	$27.046	$22.411	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510
Accumulation Unit Value at end of period	$32.580	$26.193	$27.046	$22.411	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647
Number of Accumulation Units outstanding at end of period (in thousands)	2,735	3,094	3,445	3,904	4,499	5,280	6,820	9,071	11,427	14,003
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.251	$23.230	$19.462	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795
Accumulation Unit Value at end of period	$27.374	$22.251	$23.230	$19.462	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732
Number of Accumulation Units outstanding at end of period (in thousands)	565	643	777	870	1,033	1,346	1,641	2,108	2,706	3,409
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.188	$23.568	$18.086	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668
Accumulation Unit Value at end of period	$24.463	$20.188	$23.568	$18.086	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568
Number of Accumulation Units outstanding at end of period (in thousands)	606	692	747	874	987	1,139	1,402	1,823	2,291	2,888
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.657	$13.759	$10.675	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988
Accumulation Unit Value at end of period	$13.970	$11.657	$13.759	$10.675	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447
Number of Accumulation Units outstanding at end of period (in thousands)	242	254	302	348	408	474	607	864	1,022	1,297
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.599	$34.918	$27.356	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134
Accumulation Unit Value at end of period	$37.694	$29.599	$34.918	$27.356	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052
Number of Accumulation Units outstanding at end of period (in thousands)	182	194	324	351	379	439	500	598	691	853
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.109	$27.564	$21.833	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803
Accumulation Unit Value at end of period	$29.107	$23.109	$27.564	$21.833	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917
Number of Accumulation Units outstanding at end of period (in thousands)	45	45	58	65	80	102	128	193	236	301
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.296	$20.964	$16.410	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796
Accumulation Unit Value at end of period	$27.867	$21.296	$20.964	$16.410	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	5	3	4	7	7	9	17	14
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.785	$21.684	$17.160	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804
Accumulation Unit Value at end of period	$28.195	$21.785	$21.684	$17.160	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
APP V-23

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.134	$20.781	$16.601	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247
Accumulation Unit Value at end of period	$27.335	$21.134	$20.781	$16.601	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741
Number of Accumulation Units outstanding at end of period (in thousands)	20	25	25	33	34	39	33	46	47	56
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.150	$18.044	$14.574	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716
Accumulation Unit Value at end of period	$23.219	$18.150	$18.044	$14.574	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011
Number of Accumulation Units outstanding at end of period (in thousands)	30	48	53	54	62	68	81	81	86	102
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.258	$25.300	$23.224	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804
Accumulation Unit Value at end of period	$28.066	$23.258	$25.300	$23.224	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659
Number of Accumulation Units outstanding at end of period (in thousands)	66	71	87	94	107	133	154	166	180	200
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.570	$19.324	$17.935	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347
Accumulation Unit Value at end of period	$20.970	$17.570	$19.324	$17.935	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.699	$24.054	$22.242	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943
Accumulation Unit Value at end of period	$25.978	$22.699	$24.054	$22.242	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603
Number of Accumulation Units outstanding at end of period (in thousands)	367	419	485	537	642	795	984	1,214	1,437	1,646
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.944	$20.298	$18.976	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769
Accumulation Unit Value at end of period	$21.444	$18.944	$20.298	$18.976	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131
Number of Accumulation Units outstanding at end of period (in thousands)	295	344	397	434	483	645	790	1,031	1,348	1,609
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.470	$22.097	$17.492	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410
Accumulation Unit Value at end of period	$28.492	$21.470	$22.097	$17.492	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455
Number of Accumulation Units outstanding at end of period (in thousands)	36	45	47	60	82	84	86	112	138	173
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.918	$18.646	$14.923	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592
Accumulation Unit Value at end of period	$23.519	$17.918	$18.646	$14.923	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439
Number of Accumulation Units outstanding at end of period (in thousands)	50	56	73	77	105	138	148	210	266	334

APP V-24

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.027	$33.156	$30.961	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018
Accumulation Unit Value at end of period	$35.599	$29.027	$33.156	$30.961	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996
Number of Accumulation Units outstanding at end of period (in thousands)	91	104	120	132	150	180	213	300	370	474
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.448	$28.234	$26.657	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684
Accumulation Unit Value at end of period	$29.654	$24.448	$28.234	$26.657	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310
Number of Accumulation Units outstanding at end of period (in thousands)	55	69	89	107	136	208	233	297	471	630
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.805	$25.432	$23.804	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777
Accumulation Unit Value at end of period	$27.564	$22.805	$25.432	$23.804	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107
Number of Accumulation Units outstanding at end of period (in thousands)	459	521	693	751	841	968	1,199	1,570	1,992	2,528
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.800	$21.198	$20.060	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540
Accumulation Unit Value at end of period	$22.475	$18.800	$21.198	$20.060	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600
Number of Accumulation Units outstanding at end of period (in thousands)	156	184	220	257	326	417	510	688	898	1,113
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.357	$30.294	$25.482	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451
Accumulation Unit Value at end of period	$36.137	$28.357	$30.294	$25.482	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813
Number of Accumulation Units outstanding at end of period (in thousands)	165	193	217	246	259	312	372	426	466	489
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.883	$25.797	$21.939	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578
Accumulation Unit Value at end of period	$30.102	$23.883	$25.797	$21.939	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623
Number of Accumulation Units outstanding at end of period (in thousands)	171	198	231	264	310	425	518	628	842	916
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.965	$18.583	$17.031	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783
Accumulation Unit Value at end of period	$19.891	$15.965	$18.583	$17.031	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841
Number of Accumulation Units outstanding at end of period (in thousands)	35	37	49	53	49	68	110	98	101	141
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.101	$16.595	$15.377	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590
Accumulation Unit Value at end of period	$17.377	$14.101	$16.595	$15.377	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492
Number of Accumulation Units outstanding at end of period (in thousands)	23	15	16	33	14	23	40	43	46	54

APP V-25

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.511	$26.268	$21.942	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939
Accumulation Unit Value at end of period	$31.768	$24.511	$26.268	$21.942	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025
Number of Accumulation Units outstanding at end of period (in thousands)	253	290	332	367	414	473	583	770	971	1,204
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.700	$12.677	$10.707	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292
Accumulation Unit Value at end of period	$14.998	$11.700	$12.677	$10.707	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832
Number of Accumulation Units outstanding at end of period (in thousands)	111	136	154	191	213	270	334	448	492	632
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.974	$23.752	$22.998	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786
Accumulation Unit Value at end of period	$24.559	$22.974	$23.752	$22.998	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505
Number of Accumulation Units outstanding at end of period (in thousands)	333	363	396	442	494	593	721	903	1,036	1,233
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.364	$19.196	$18.791	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696
Accumulation Unit Value at end of period	$19.416	$18.364	$19.196	$18.791	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025
Number of Accumulation Units outstanding at end of period (in thousands)	123	145	162	184	213	256	335	429	510	588
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.064	$1.063	$1.067	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163
Accumulation Unit Value at end of period	$1.079	$1.064	$1.063	$1.067	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	5,311	5,773	6,072	6,381	6,662	7,792	10,353	15,627	18,412	19,874
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.836	$0.843	$0.856	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008
Accumulation Unit Value at end of period	$0.838	$0.836	$0.843	$0.856	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983
Number of Accumulation Units outstanding at end of period (in thousands)	1,268	1,194	1,474	1,837	2,081	2,879	5,166	5,490	8,332	9,414
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.040	$20.034	$15.954	$15.821	$15.279	$14.288	$10.339	$9.219	$10.726	$—
Accumulation Unit Value at end of period	$25.676	$19.040	$20.034	$15.954	$15.821	$15.279	$14.288	$10.339	$9.219	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	77	87	92	138	158	187	236	123	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.476	$18.592	$14.970	$15.009	$14.655	$13.856	$10.138	$9.139	$10.711	$—
Accumulation Unit Value at end of period	$23.310	$17.476	$18.592	$14.970	$15.009	$14.655	$13.856	$10.138	$9.139	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	40	42	70	74	78	115	58	—

APP V-26

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.028	$20.178	$18.080	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013
Accumulation Unit Value at end of period	$22.927	$18.028	$20.178	$18.080	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897
Number of Accumulation Units outstanding at end of period (in thousands)	39	45	54	59	74	88	103	134	182	246
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.483	$17.521	$15.873	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442
Accumulation Unit Value at end of period	$19.475	$15.483	$17.521	$15.873	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157
Number of Accumulation Units outstanding at end of period (in thousands)	64	83	87	98	124	153	204	308	364	495
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—	$—
Accumulation Unit Value at end of period	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	329	357	282	382	278	168	180	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.893	$8.979	$9.155	$9.377	$9.614	$9.856	$9.969	$—	$—	$—
Accumulation Unit Value at end of period	$8.838	$8.893	$8.979	$9.155	$9.377	$9.614	$9.856	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	117	243	105	154	258	224	67	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.385	$1.397	$1.390	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277
Accumulation Unit Value at end of period	$1.449	$1.385	$1.397	$1.390	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327
Number of Accumulation Units outstanding at end of period (in thousands)	2,694	2,848	3,146	3,524	3,933	5,595	7,005	10,049	10,680	13,089
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.152	$1.174	$1.181	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172
Accumulation Unit Value at end of period	$1.192	$1.152	$1.174	$1.181	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205
Number of Accumulation Units outstanding at end of period (in thousands)	2,641	2,944	3,384	3,912	4,221	5,077	6,297	8,949	9,960	12,689
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.419	$2.885	$2.378	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858
Accumulation Unit Value at end of period	$3.066	$2.419	$2.885	$2.378	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068
Number of Accumulation Units outstanding at end of period (in thousands)	187	194	210	266	276	357	475	600	859	917
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.011	$2.425	$2.021	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706
Accumulation Unit Value at end of period	$2.521	$2.011	$2.425	$2.021	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877
Number of Accumulation Units outstanding at end of period (in thousands)	281	338	417	545	573	688	876	1,203	1,401	1,621

APP V-27

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.526	$2.890	$2.550	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620
Accumulation Unit Value at end of period	$3.121	$2.526	$2.890	$2.550	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823
Number of Accumulation Units outstanding at end of period (in thousands)	914	1,060	1,201	1,455	1,651	1,903	2,385	3,147	3,750	4,831
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.100	$2.429	$2.167	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487
Accumulation Unit Value at end of period	$2.566	$2.100	$2.429	$2.167	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655
Number of Accumulation Units outstanding at end of period (in thousands)	545	595	610	744	964	1,151	1,447	2,054	2,348	2,651
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.856	$17.031	$14.099	$14.191	$14.219	$13.347	$9.879	$10.019	$—	$—
Accumulation Unit Value at end of period	$21.005	$15.856	$17.031	$14.099	$14.191	$14.219	$13.347	$9.879	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	9	11	19	10	17	27	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.708	$15.972	$13.369	$13.605	$13.783	$13.081	$9.788	$10.001	$—	$—
Accumulation Unit Value at end of period	$19.271	$14.708	$15.972	$13.369	$13.605	$13.783	$13.081	$9.788	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	28	27	31	26	22	22	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.327	$26.663	$23.707	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076
Accumulation Unit Value at end of period	$27.874	$22.327	$26.663	$23.707	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306
Number of Accumulation Units outstanding at end of period (in thousands)	24	29	30	36	44	44	95	107	130	144
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.892	$22.811	$20.506	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281
Accumulation Unit Value at end of period	$23.328	$18.892	$22.811	$20.506	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	40	58	58	68	101	119	147	169
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.627	$2.041	$1.763	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050
Accumulation Unit Value at end of period	$2.095	$1.627	$2.041	$1.763	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111
Number of Accumulation Units outstanding at end of period (in thousands)	792	873	971	1,102	1,365	1,655	2,027	2,732	3,210	4,260
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.352	$1.716	$1.498	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963
Accumulation Unit Value at end of period	$1.723	$1.352	$1.716	$1.498	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009
Number of Accumulation Units outstanding at end of period (in thousands)	262	305	438	558	637	693	953	1,276	1,486	2,169

APP V-28

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.066	$13.778	$11.193	$10.191	$10.552	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.161	$13.066	$13.778	$11.193	$10.191	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	214	237	273	301	351	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.515	$13.343	$10.959	$10.089	$10.535	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.257	$12.515	$13.343	$10.959	$10.089	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	4	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.434	$29.700	$24.276	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372
Accumulation Unit Value at end of period	$34.034	$26.434	$29.700	$24.276	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924
Number of Accumulation Units outstanding at end of period (in thousands)	20	19	26	25	29	32	46	63	84	94
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.789	$22.480	$18.577	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879
Accumulation Unit Value at end of period	$25.200	$19.789	$22.480	$18.577	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	9	10	15	21	29	40	31	31
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.655	$22.377	$17.269	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591
Accumulation Unit Value at end of period	$30.863	$22.655	$22.377	$17.269	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771
Number of Accumulation Units outstanding at end of period (in thousands)	184	198	212	255	286	338	388	475	542	683
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.588	$12.571	$9.809	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270
Accumulation Unit Value at end of period	$16.961	$12.588	$12.571	$9.809	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929
Number of Accumulation Units outstanding at end of period (in thousands)	61	65	67	57	78	77	98	102	138	110
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.343	$11.869	$11.282	$10.051	$10.642	$10.497	$10.145	$—	$—	$—
Accumulation Unit Value at end of period	$12.842	$11.343	$11.869	$11.282	$10.051	$10.642	$10.497	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	247	274	283	323	365	450	535	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.676	$11.294	$10.854	$9.777	$10.466	$10.438	$10.130	$—	$—	$—
Accumulation Unit Value at end of period	$11.954	$10.676	$11.294	$10.854	$9.777	$10.466	$10.438	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	96	108	119	126	163	185	—	—	—

APP V-29

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.847	$20.222	$16.626	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875
Accumulation Unit Value at end of period	$24.454	$18.847	$20.222	$16.626	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723
Number of Accumulation Units outstanding at end of period (in thousands)	247	285	324	361	388	469	614	790	1,033	1,348
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.740	$17.076	$14.194	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184
Accumulation Unit Value at end of period	$20.200	$15.740	$17.076	$14.194	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868
Number of Accumulation Units outstanding at end of period (in thousands)	99	128	154	197	234	298	435	584	714	878
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.372	$13.452	$10.622	$10.155	$10.393	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.455	$13.372	$13.452	$10.622	$10.155	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	301	345	395	432	465	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.808	$13.027	$10.400	$10.053	$10.376	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.483	$12.808	$13.027	$10.400	$10.053	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	33	37	36	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.670	$11.690	$9.335	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407
Accumulation Unit Value at end of period	$15.957	$11.670	$11.690	$9.335	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634
Number of Accumulation Units outstanding at end of period (in thousands)	233	236	261	308	367	376	478	652	895	1,173
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.428	$10.562	$8.527	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347
Accumulation Unit Value at end of period	$14.103	$10.428	$10.562	$8.527	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498
Number of Accumulation Units outstanding at end of period (in thousands)	41	53	63	84	105	138	167	186	217	295
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.302	$32.219	$25.797	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662
Accumulation Unit Value at end of period	$43.739	$31.302	$32.219	$25.797	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368
Number of Accumulation Units outstanding at end of period (in thousands)	91	101	113	124	147	176	261	298	361	405
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.115	$17.811	$14.419	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247
Accumulation Unit Value at end of period	$23.653	$17.115	$17.811	$14.419	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967
Number of Accumulation Units outstanding at end of period (in thousands)	61	73	95	110	137	162	251	333	428	543
APP V-30

		As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.028	$11.843	$9.361	$9.560	$10.514	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.662	$10.028	$11.843	$9.361	$9.560	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	24	23	30	31	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.605	$11.469	$9.166	$9.464	$10.496	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.995	$9.605	$11.469	$9.166	$9.464	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	27	23	40	41	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.546	$24.969	$20.525	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471
Accumulation Unit Value at end of period	$30.869	$23.546	$24.969	$20.525	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	21	24	28	35	45	42	41	37
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.221	$21.681	$18.019	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928
Accumulation Unit Value at end of period	$26.220	$20.221	$21.681	$18.019	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222
Number of Accumulation Units outstanding at end of period (in thousands)	19	19	21	21	21	28	24	43	30	25
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.249	$14.609	$14.183	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669
Accumulation Unit Value at end of period	$15.485	$14.249	$14.609	$14.183	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366
Number of Accumulation Units outstanding at end of period (in thousands)	319	277	260	285	300	291	362	521	480	541
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.241	$12.689	$12.455	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067
Accumulation Unit Value at end of period	$13.157	$12.241	$12.689	$12.455	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600
Number of Accumulation Units outstanding at end of period (in thousands)	70	88	103	112	132	142	159	259	268	329
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.673	$23.285	$21.027	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272
Accumulation Unit Value at end of period	$25.728	$21.673	$23.285	$21.027	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387
Number of Accumulation Units outstanding at end of period (in thousands)	658	708	744	808	907	1,039	1,286	1,620	2,029	2,487
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.080	$19.640	$17.932	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224
Accumulation Unit Value at end of period	$21.229	$18.080	$19.640	$17.932	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106
Number of Accumulation Units outstanding at end of period (in thousands)	215	254	301	318	365	469	553	696	904	1,083

APP V-31

		As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.576	$34.486	$29.725	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912
Accumulation Unit Value at end of period	$39.137	$30.576	$34.486	$29.725	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401
Number of Accumulation Units outstanding at end of period (in thousands)	61	63	75	95	96	109	135	154	177	197
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.752	$29.367	$25.593	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866
Accumulation Unit Value at end of period	$32.602	$25.752	$29.367	$25.593	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	55	73	86	109	159	203	248	275
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.408	$25.675	$18.511	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924
Accumulation Unit Value at end of period	$26.793	$21.408	$25.675	$18.511	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312
Number of Accumulation Units outstanding at end of period (in thousands)	64	73	85	96	113	133	153	184	218	277
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.888	$22.904	$16.696	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383
Accumulation Unit Value at end of period	$23.381	$18.888	$22.904	$16.696	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	31	26	28	36	54	82	94	141
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.735	$16.473	$14.315	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587
Accumulation Unit Value at end of period	$15.241	$13.735	$16.473	$14.315	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455
Number of Accumulation Units outstanding at end of period (in thousands)	118	135	149	161	172	215	268	344	448	544
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.875	$13.186	$11.586	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003
Accumulation Unit Value at end of period	$11.935	$10.875	$13.186	$11.586	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633
Number of Accumulation Units outstanding at end of period (in thousands)	187	200	216	245	295	326	415	619	770	955
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.625	$19.799	$16.944	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856
Accumulation Unit Value at end of period	$18.878	$16.625	$19.799	$16.944	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555
Number of Accumulation Units outstanding at end of period (in thousands)	148	174	236	261	303	338	409	550	694	849
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.268	$15.976	$13.823	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447
Accumulation Unit Value at end of period	$14.901	$13.268	$15.976	$13.823	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942
Number of Accumulation Units outstanding at end of period (in thousands)	129	141	161	186	208	318	387	509	881	1,207

APP V-32

		As of December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.296	$20.964	$16.410	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796
Accumulation Unit Value at end of period	$27.867	$21.296	$20.964	$16.410	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	5	3	4	7	7	9	17	14
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.785	$21.684	$17.160	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804
Accumulation Unit Value at end of period	$28.195	$21.785	$21.684	$17.160	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-33

Appendix VI - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

A. Applicable To The Following Products

•	Leaders 1

•	Leaders Elite 1

•	Leaders Solution 1

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	Series 1150	Series 1151	Series 2106	Series 3039
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%
American Funds Bond Fund	20%	15%	11%	9%
American Funds Global Bond Fund	10%	7%	6%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%
American Funds International Fund	3%	4%	5%	6%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%
MFS High Yield Portfolio	15%	19%	17%	16%
MFS Investors Trust Series	3%	4%	5%	7%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%
Templeton Foreign VIP Fund	3%	3%	5%	6%
Total	100%	100%	100%	100%

APP VI-1

(Percentage allocations apply to value in the Sub-Accounts)

B. Applicable To The Following Product

•	Director Focus 1

As of May 2, 2016, the following models will be available to you to invest in:

Portfolio Planner Models

Fund	Series 1148	Series 1149	Series 2105	Series 3038
Hartford Disciplined Equity HLS Fund	5%	6%	8%	9%
Hartford Dividend and Growth HLS Fund	4%	5%	6%	8%
Hartford Global Growth HLS Fund	4%	6%	7%	9%
Hartford Growth Opportunities HLS Fund	6%	8%	10%	11%
Hartford High Yield HLS Fund	17%	21%	19%	18%
Hartford International Opportunities HLS Fund	5%	7%	9%	11%
Hartford MidCap Value HLS Fund	1%	1%	2%	2%
Hartford Small Cap Growth HLS Fund	2%	3%	3%	4%
Hartford Small/Mid Cap Equity HLS Fund	3%	4%	5%	6%
Hartford Total Return Bond HLS Fund	26%	18%	13%	9%
Hartford U.S. Government Securities HLS Fund	27%	21%	18%	13%
Total	100%	100%	100%	100%

APP VI-2

The SAI is designed to provide additional information and is intended for those who have read this prospectus and are interested in a more detailed explanation of financial statements for us and the Separate Account. The SAI is not your personal Variable Annuity Quarterly Statement.
You may obtain a copy of the SAI, free of charge, by:
1)    completing the form below and mailing to the address shown; or
2)    calling us at 800-862-6668.
To obtain a copy of the SAI by mail or email, complete the form below and mail to:
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a copy of the SAI via email or physical address to:

Name:______________________________________________________________________________________

Email:______________________________________________________________________________________

Address:____________________________________________________________________________________

City/State/Zip Code:___________________________________________________________________________

Phone Number: ______________________________________________________________________________

Contract Number:_____________________________________________________________________________

Statement of Additional Information
Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven

Leaders Series I/IR
Leaders Solution Series I/IR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2020
Date of Statement of Additional Information: May 1, 2020

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement (which report expresses an unmodified opinion in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department and expresses an adverse opinion on accounting principles generally accepted in the United States of America), and the financial statements of each of the individual Sub-Accounts which comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven , have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 200 Berkeley Street 10th floor, Boston, Massachusetts 02116.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
Talcott Resolution currently pays TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been: 2019 : $ 21,325,690 ; 2018 : $ 23,333,880 ; and 2017 : $ 34,838,270 .
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.485	$23.903	$20.855	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325	$12.011
Accumulation Unit Value at end of period	$26.880	$22.485	$23.903	$20.855	$19.330	$19.332	$18.601	$15.250	$13.310	$13.325
Number of Accumulation Units outstanding at end of period (in thousands)	1,484	1,635	1,776	1,980	2,340	2,768	3,351	4,122	5,277	6,508
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.837	$23.249	$20.315	$18.857	$18.888	$18.201	$14.945	$13.063	$13.097	$11.823
Accumulation Unit Value at end of period	$26.066	$21.837	$23.249	$20.315	$18.857	$18.888	$18.201	$14.945	$13.063	$13.097
Number of Accumulation Units outstanding at end of period (in thousands)	320	363	418	563	654	836	1,078	1,406	1,696	1,946
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.693	$23.107	$20.201	$18.762	$18.801	$18.126	$14.891	$13.023	$13.063	$11.798
Accumulation Unit Value at end of period	$25.882	$21.693	$23.107	$20.201	$18.762	$18.801	$18.126	$14.891	$13.023	$13.063
Number of Accumulation Units outstanding at end of period (in thousands)	445	490	564	639	706	782	808	809	924	1,034
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.068	$22.475	$19.678	$18.303	$18.369	$17.736	$14.592	$12.781	$12.840	$11.614
Accumulation Unit Value at end of period	$25.098	$21.068	$22.475	$19.678	$18.303	$18.369	$17.736	$14.592	$12.781	$12.840
Number of Accumulation Units outstanding at end of period (in thousands)	580	696	802	912	1,110	1,276	1,562	2,288	2,828	3,504
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.068	$22.475	$19.678	$18.303	$18.369	$17.736	$14.592	$12.781	$12.840	$11.614
Accumulation Unit Value at end of period	$25.098	$21.068	$22.475	$19.678	$18.303	$18.369	$17.736	$14.592	$12.781	$12.840
Number of Accumulation Units outstanding at end of period (in thousands)	580	696	802	912	1,110	1,276	1,562	2,288	2,828	3,504
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.980	$22.414	$19.654	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722
Accumulation Unit Value at end of period	$24.955	$20.980	$22.414	$19.654	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940
Number of Accumulation Units outstanding at end of period (in thousands)	621	663	787	913	1,090	1,365	1,675	2,060	2,599	3,194
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.980	$22.414	$19.654	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722
Accumulation Unit Value at end of period	$24.955	$20.980	$22.414	$19.654	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940
Number of Accumulation Units outstanding at end of period (in thousands)	621	663	787	913	1,090	1,365	1,675	2,060	2,599	3,194
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.388	$21.793	$19.119	$17.818	$17.918	$17.336	$14.291	$12.542	$12.626	$11.443
Accumulation Unit Value at end of period	$24.239	$20.388	$21.793	$19.119	$17.818	$17.918	$17.336	$14.291	$12.542	$12.626
Number of Accumulation Units outstanding at end of period (in thousands)	180	227	230	267	278	305	308	421	532	586

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.413	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561
Accumulation Unit Value at end of period	$24.245	$20.413	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743
Number of Accumulation Units outstanding at end of period (in thousands)	723	845	1,045	1,315	1,553	1,815	2,394	3,212	4,062	5,039
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.892	$21.294	$18.709	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316
Accumulation Unit Value at end of period	$23.614	$19.892	$21.294	$18.709	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467
Number of Accumulation Units outstanding at end of period (in thousands)	843	950	998	1,082	1,148	1,233	1,268	1,104	1,023	795
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.892	$21.294	$18.709	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316
Accumulation Unit Value at end of period	$23.614	$19.892	$21.294	$18.709	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467
Number of Accumulation Units outstanding at end of period (in thousands)	843	950	998	1,082	1,148	1,233	1,268	1,104	1,023	795
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.585	$20.977	$18.439	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192
Accumulation Unit Value at end of period	$23.238	$19.585	$20.977	$18.439	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324
Number of Accumulation Units outstanding at end of period (in thousands)	729	834	920	1,025	1,182	1,386	1,890	2,549	3,199	4,036
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.754	$21.179	$18.636	$17.420	$17.571	$17.051	$14.099	$12.410	$12.530	$11.391
Accumulation Unit Value at end of period	$23.415	$19.754	$21.179	$18.636	$17.420	$17.571	$17.051	$14.099	$12.410	$12.530
Number of Accumulation Units outstanding at end of period (in thousands)	69	80	110	133	171	197	300	359	458	606
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.600	$21.024	$18.509	$17.310	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353
Accumulation Unit Value at end of period	$23.221	$19.600	$21.024	$18.509	$17.310	$17.469	$16.960	$14.031	$12.356	$12.482
Number of Accumulation Units outstanding at end of period (in thousands)	59	69	63	68	73	78	92	149	209	277
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.952	$20.339	$17.915	$16.764	$16.926	$16.441	$13.608	$11.990	$12.118	$11.027
Accumulation Unit Value at end of period	$22.442	$18.952	$20.339	$17.915	$16.764	$16.926	$16.441	$13.608	$11.990	$12.118
Number of Accumulation Units outstanding at end of period (in thousands)	94	104	156	176	190	224	309	410	515	615
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.986	$20.407	$18.001	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197
Accumulation Unit Value at end of period	$22.449	$18.986	$20.407	$18.001	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287
Number of Accumulation Units outstanding at end of period (in thousands)	285	306	355	391	453	511	609	736	850	1,056

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.044	$2.270	$1.967	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072	$0.968
Accumulation Unit Value at end of period	$2.447	$2.044	$2.270	$1.967	$1.680	$1.755	$1.543	$1.176	$1.048	$1.072
Number of Accumulation Units outstanding at end of period (in thousands)	9,691	10,972	11,963	13,598	15,598	18,516	23,074	31,245	40,615	48,975
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.992	$2.214	$1.921	$1.644	$1.720	$1.514	$1.156	$1.031	$1.057	$0.956
Accumulation Unit Value at end of period	$2.380	$1.992	$2.214	$1.921	$1.644	$1.720	$1.514	$1.156	$1.031	$1.057
Number of Accumulation Units outstanding at end of period (in thousands)	1,977	2,381	2,764	3,413	3,810	4,537	5,385	7,383	9,034	10,552
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.974	$2.196	$1.907	$1.632	$1.709	$1.505	$1.150	$1.026	$1.052	$0.952
Accumulation Unit Value at end of period	$2.358	$1.974	$2.196	$1.907	$1.632	$1.709	$1.505	$1.150	$1.026	$1.052
Number of Accumulation Units outstanding at end of period (in thousands)	2,793	3,029	3,461	3,857	4,311	4,878	5,457	5,929	7,641	8,946
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.923	$2.142	$1.863	$1.597	$1.674	$1.477	$1.130	$1.010	$1.037	$0.940
Accumulation Unit Value at end of period	$2.294	$1.923	$2.142	$1.863	$1.597	$1.674	$1.477	$1.130	$1.010	$1.037
Number of Accumulation Units outstanding at end of period (in thousands)	4,888	5,626	6,986	8,389	9,830	11,838	14,824	22,586	28,070	35,331
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.923	$2.142	$1.863	$1.597	$1.674	$1.477	$1.130	$1.010	$1.037	$0.940
Accumulation Unit Value at end of period	$2.294	$1.923	$2.142	$1.863	$1.597	$1.674	$1.477	$1.130	$1.010	$1.037
Number of Accumulation Units outstanding at end of period (in thousands)	4,888	5,626	6,986	8,389	9,830	11,838	14,824	22,586	28,070	35,331
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.873	$2.090	$1.820	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928
Accumulation Unit Value at end of period	$2.231	$1.873	$2.090	$1.820	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022
Number of Accumulation Units outstanding at end of period (in thousands)	2,985	3,817	4,771	6,392	7,717	9,680	13,044	19,239	23,784	30,291
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.873	$2.090	$1.820	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928
Accumulation Unit Value at end of period	$2.231	$1.873	$2.090	$1.820	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022
Number of Accumulation Units outstanding at end of period (in thousands)	2,985	3,817	4,771	6,392	7,717	9,680	13,044	19,239	23,784	30,291
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.861	$2.077	$1.810	$1.555	$1.633	$1.444	$1.107	$0.991	$1.020	$0.926
Accumulation Unit Value at end of period	$2.215	$1.861	$2.077	$1.810	$1.555	$1.633	$1.444	$1.107	$0.991	$1.020
Number of Accumulation Units outstanding at end of period (in thousands)	830	1,035	1,206	1,410	1,417	1,628	1,795	2,170	3,107	3,625
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.825	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916
Accumulation Unit Value at end of period	$2.170	$1.825	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008
Number of Accumulation Units outstanding at end of period (in thousands)	6,099	7,302	8,961	11,094	12,080	16,104	18,217	24,117	30,413	39,813
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.816	$2.030	$1.771	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915
Accumulation Unit Value at end of period	$2.158	$1.816	$2.030	$1.771	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007
Number of Accumulation Units outstanding at end of period (in thousands)	6,938	7,704	7,924	8,047	8,796	9,706	9,097	8,356	7,651	7,565

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.816	$2.030	$1.771	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915
Accumulation Unit Value at end of period	$2.158	$1.816	$2.030	$1.771	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007
Number of Accumulation Units outstanding at end of period (in thousands)	6,938	7,704	7,924	8,047	8,796	9,706	9,097	8,356	7,651	7,565
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.796	$2.009	$1.754	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910
Accumulation Unit Value at end of period	$2.133	$1.796	$2.009	$1.754	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000
Number of Accumulation Units outstanding at end of period (in thousands)	7,138	8,265	10,048	12,098	13,137	15,938	18,085	21,849	27,926	34,823
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.766	$1.977	$1.728	$1.489	$1.568	$1.390	$1.069	$0.960	$0.991	$0.902
Accumulation Unit Value at end of period	$2.095	$1.766	$1.977	$1.728	$1.489	$1.568	$1.390	$1.069	$0.960	$0.991
Number of Accumulation Units outstanding at end of period (in thousands)	646	736	869	1,425	1,560	1,913	2,306	2,925	3,552	4,476
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.752	$1.963	$1.716	$1.479	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899
Accumulation Unit Value at end of period	$2.078	$1.752	$1.963	$1.716	$1.479	$1.559	$1.383	$1.064	$0.956	$0.987
Number of Accumulation Units outstanding at end of period (in thousands)	550	664	734	701	806	1,062	1,079	1,914	2,273	3,037
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.738	$1.948	$1.704	$1.469	$1.550	$1.375	$1.059	$0.952	$0.983	$0.896
Accumulation Unit Value at end of period	$2.060	$1.738	$1.948	$1.704	$1.469	$1.550	$1.375	$1.059	$0.952	$0.983
Number of Accumulation Units outstanding at end of period (in thousands)	1,475	1,544	1,935	2,164	2,630	3,124	3,530	4,966	5,377	6,511
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.697	$1.905	$1.669	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887
Accumulation Unit Value at end of period	$2.009	$1.697	$1.905	$1.669	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972
Number of Accumulation Units outstanding at end of period (in thousands)	2,419	2,666	3,094	3,093	3,660	4,432	5,313	7,857	9,168	11,857

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.293	$16.641	$16.279	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894	$14.189
Accumulation Unit Value at end of period	$17.570	$16.293	$16.641	$16.279	$16.037	$16.218	$15.622	$16.192	$15.583	$14.894
Number of Accumulation Units outstanding at end of period (in thousands)	1,027	1,070	1,129	1,245	1,331	1,521	1,937	2,670	3,220	3,915
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.823	$16.186	$15.857	$15.645	$15.846	$15.286	$15.867	$15.293	$14.639	$13.967
Accumulation Unit Value at end of period	$17.038	$15.823	$16.186	$15.857	$15.645	$15.846	$15.286	$15.867	$15.293	$14.639
Number of Accumulation Units outstanding at end of period (in thousands)	258	294	323	382	409	502	646	938	1,166	1,271
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.719	$16.088	$15.769	$15.565	$15.773	$15.224	$15.811	$15.246	$14.601	$13.938
Accumulation Unit Value at end of period	$16.918	$15.719	$16.088	$15.769	$15.565	$15.773	$15.224	$15.811	$15.246	$14.601
Number of Accumulation Units outstanding at end of period (in thousands)	302	360	359	382	415	475	518	560	646	727

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.266	$15.647	$15.361	$15.185	$15.411	$14.896	$15.494	$14.963	$14.351	$13.720
Accumulation Unit Value at end of period	$16.405	$15.266	$15.647	$15.361	$15.185	$15.411	$14.896	$15.494	$14.963	$14.351
Number of Accumulation Units outstanding at end of period (in thousands)	981	1,042	1,181	1,323	1,438	1,690	1,963	1,941	2,224	2,812
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.266	$15.647	$15.361	$15.185	$15.411	$14.896	$15.494	$14.963	$14.351	$13.720
Accumulation Unit Value at end of period	$16.405	$15.266	$15.647	$15.361	$15.185	$15.411	$14.896	$15.494	$14.963	$14.351
Number of Accumulation Units outstanding at end of period (in thousands)	981	1,042	1,181	1,323	1,438	1,690	1,963	1,941	2,224	2,812
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.344	$14.724	$14.476	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067
Accumulation Unit Value at end of period	$15.391	$14.344	$14.724	$14.476	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647
Number of Accumulation Units outstanding at end of period (in thousands)	435	420	493	626	718	905	1,125	1,618	1,926	2,610
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.344	$14.724	$14.476	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067
Accumulation Unit Value at end of period	$15.391	$14.344	$14.724	$14.476	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647
Number of Accumulation Units outstanding at end of period (in thousands)	435	420	493	626	718	905	1,125	1,618	1,926	2,610
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.773	$15.172	$14.924	$14.783	$15.033	$14.560	$15.174	$14.684	$14.112	$13.518
Accumulation Unit Value at end of period	$15.844	$14.773	$15.172	$14.924	$14.783	$15.033	$14.560	$15.174	$14.684	$14.112
Number of Accumulation Units outstanding at end of period (in thousands)	88	92	99	109	109	156	189	235	279	341
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.957	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887
Accumulation Unit Value at end of period	$14.953	$13.957	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439
Number of Accumulation Units outstanding at end of period (in thousands)	623	766	940	1,145	1,315	1,553	1,920	2,454	2,948	3,864
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.414	$14.825	$14.605	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369
Accumulation Unit Value at end of period	$15.435	$14.414	$14.825	$14.605	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935
Number of Accumulation Units outstanding at end of period (in thousands)	546	541	571	628	592	679	774	1,021	898	746
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.414	$14.825	$14.605	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369
Accumulation Unit Value at end of period	$15.435	$14.414	$14.825	$14.605	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935
Number of Accumulation Units outstanding at end of period (in thousands)	546	541	571	628	592	679	774	1,021	898	746
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.192	$14.604	$14.394	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222
Accumulation Unit Value at end of period	$15.190	$14.192	$14.604	$14.394	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775
Number of Accumulation Units outstanding at end of period (in thousands)	488	578	645	746	878	1,042	1,456	2,332	2,877	3,591
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.506	$13.912	$13.726	$13.637	$13.909	$13.512	$14.125	$13.709	$13.215	$12.697
Accumulation Unit Value at end of period	$14.441	$13.506	$13.912	$13.726	$13.637	$13.909	$13.512	$14.125	$13.709	$13.215
Number of Accumulation Units outstanding at end of period (in thousands)	62	77	77	102	130	169	214	299	377	482

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.400	$13.811	$13.632	$13.551	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655
Accumulation Unit Value at end of period	$14.321	$13.400	$13.811	$13.632	$13.551	$13.828	$13.440	$14.056	$13.650	$13.164
Number of Accumulation Units outstanding at end of period (in thousands)	68	55	73	96	73	85	125	202	233	305
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.733	$14.161	$13.985	$13.908	$14.200	$13.808	$14.449	$14.038	$13.545	$13.027
Accumulation Unit Value at end of period	$14.669	$13.733	$14.161	$13.985	$13.908	$14.200	$13.808	$14.449	$14.038	$13.545
Number of Accumulation Units outstanding at end of period (in thousands)	66	76	111	128	158	187	254	389	387	518
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.981	$13.405	$13.259	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481
Accumulation Unit Value at end of period	$13.845	$12.981	$13.405	$13.259	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958
Number of Accumulation Units outstanding at end of period (in thousands)	221	242	277	297	338	402	457	610	698	882

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.823	$13.179	$12.508	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590	$12.133
Accumulation Unit Value at end of period	$13.627	$12.823	$13.179	$12.508	$12.349	$13.054	$13.056	$13.591	$12.979	$12.590
Number of Accumulation Units outstanding at end of period (in thousands)	186	192	187	195	218	244	358	503	522	598
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.590	$12.959	$12.317	$12.179	$12.893	$12.915	$13.464	$12.877	$12.510	$12.074
Accumulation Unit Value at end of period	$13.359	$12.590	$12.959	$12.317	$12.179	$12.893	$12.915	$13.464	$12.877	$12.510
Number of Accumulation Units outstanding at end of period (in thousands)	44	52	60	69	72	115	169	237	302	297
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.513	$12.886	$12.254	$12.123	$12.840	$12.869	$13.422	$12.843	$12.484	$12.055
Accumulation Unit Value at end of period	$13.271	$12.513	$12.886	$12.254	$12.123	$12.840	$12.869	$13.422	$12.843	$12.484
Number of Accumulation Units outstanding at end of period (in thousands)	52	100	86	88	94	109	121	126	130	132
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.285	$12.671	$12.067	$11.956	$12.683	$12.730	$13.297	$12.743	$12.405	$11.996
Accumulation Unit Value at end of period	$13.010	$12.285	$12.671	$12.067	$11.956	$12.683	$12.730	$13.297	$12.743	$12.405
Number of Accumulation Units outstanding at end of period (in thousands)	138	161	160	179	193	242	280	551	628	747
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.285	$12.671	$12.067	$11.956	$12.683	$12.730	$13.297	$12.743	$12.405	$11.996
Accumulation Unit Value at end of period	$13.010	$12.285	$12.671	$12.067	$11.956	$12.683	$12.730	$13.297	$12.743	$12.405
Number of Accumulation Units outstanding at end of period (in thousands)	138	161	160	179	193	242	280	551	628	747
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.062	$12.459	$11.884	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938
Accumulation Unit Value at end of period	$12.754	$12.062	$12.459	$11.884	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326
Number of Accumulation Units outstanding at end of period (in thousands)	131	140	163	183	206	285	379	511	662	695

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.062	$12.459	$11.884	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938
Accumulation Unit Value at end of period	$12.754	$12.062	$12.459	$11.884	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326
Number of Accumulation Units outstanding at end of period (in thousands)	131	140	163	183	206	285	379	511	662	695
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.988	$12.389	$11.823	$11.737	$12.475	$12.547	$13.132	$12.610	$12.300	$11.919
Accumulation Unit Value at end of period	$12.670	$11.988	$12.389	$11.823	$11.737	$12.475	$12.547	$13.132	$12.610	$12.300
Number of Accumulation Units outstanding at end of period (in thousands)	7	11	16	16	20	34	38	60	76	87
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.842	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880
Accumulation Unit Value at end of period	$12.503	$11.842	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248
Number of Accumulation Units outstanding at end of period (in thousands)	97	120	127	149	177	236	298	447	538	741
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.770	$12.182	$11.643	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861
Accumulation Unit Value at end of period	$12.421	$11.770	$12.182	$11.643	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222
Number of Accumulation Units outstanding at end of period (in thousands)	200	236	250	273	331	389	443	438	480	453
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.770	$12.182	$11.643	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861
Accumulation Unit Value at end of period	$12.421	$11.770	$12.182	$11.643	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222
Number of Accumulation Units outstanding at end of period (in thousands)	200	236	250	273	331	389	443	438	480	453
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.698	$12.114	$11.583	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842
Accumulation Unit Value at end of period	$12.339	$11.698	$12.114	$11.583	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196
Number of Accumulation Units outstanding at end of period (in thousands)	109	135	147	152	208	271	445	731	996	974
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.556	$11.978	$11.465	$11.416	$12.171	$12.277	$12.889	$12.413	$12.145	$11.803
Accumulation Unit Value at end of period	$12.177	$11.556	$11.978	$11.465	$11.416	$12.171	$12.277	$12.889	$12.413	$12.145
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	24	31	40	45	63	125	144	149
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.486	$11.911	$11.407	$11.364	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784
Accumulation Unit Value at end of period	$12.096	$11.486	$11.911	$11.407	$11.364	$12.121	$12.233	$12.849	$12.381	$12.119
Number of Accumulation Units outstanding at end of period (in thousands)	21	26	53	23	22	24	53	35	43	59
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.415	$11.845	$11.348	$11.311	$12.071	$12.189	$12.809	$12.348	$12.093	$11.765
Accumulation Unit Value at end of period	$12.017	$11.415	$11.845	$11.348	$11.311	$12.071	$12.189	$12.809	$12.348	$12.093
Number of Accumulation Units outstanding at end of period (in thousands)	55	47	58	64	71	79	94	153	154	170

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.208	$11.647	$11.175	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708
Accumulation Unit Value at end of period	$11.780	$11.208	$11.647	$11.175	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017
Number of Accumulation Units outstanding at end of period (in thousands)	52	62	74	79	84	120	142	208	235	281

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.690	$18.729	$15.066	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686	$9.695
Accumulation Unit Value at end of period	$21.584	$16.690	$18.729	$15.066	$14.233	$14.630	$14.044	$11.623	$10.026	$10.686
Number of Accumulation Units outstanding at end of period (in thousands)	185	213	313	333	402	454	524	639	772	903
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.374	$18.402	$14.825	$14.027	$14.439	$13.882	$11.506	$9.940	$10.611	$9.640
Accumulation Unit Value at end of period	$21.144	$16.374	$18.402	$14.825	$14.027	$14.439	$13.882	$11.506	$9.940	$10.611
Number of Accumulation Units outstanding at end of period (in thousands)	68	86	102	178	188	242	301	378	481	530
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.270	$18.295	$14.746	$13.958	$14.376	$13.828	$11.467	$9.912	$10.586	$9.622
Accumulation Unit Value at end of period	$20.999	$16.270	$18.295	$14.746	$13.958	$14.376	$13.828	$11.467	$9.912	$10.586
Number of Accumulation Units outstanding at end of period (in thousands)	98	109	118	132	141	167	183	201	237	274
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.962	$17.975	$14.510	$13.756	$14.189	$13.669	$11.352	$9.827	$10.511	$9.568
Accumulation Unit Value at end of period	$20.570	$15.962	$17.975	$14.510	$13.756	$14.189	$13.669	$11.352	$9.827	$10.511
Number of Accumulation Units outstanding at end of period (in thousands)	129	151	164	179	208	260	388	740	901	1,111
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.962	$17.975	$14.510	$13.756	$14.189	$13.669	$11.352	$9.827	$10.511	$9.568
Accumulation Unit Value at end of period	$20.570	$15.962	$17.975	$14.510	$13.756	$14.189	$13.669	$11.352	$9.827	$10.511
Number of Accumulation Units outstanding at end of period (in thousands)	129	151	164	179	208	260	388	740	901	1,111
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.660	$17.661	$14.278	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515
Accumulation Unit Value at end of period	$20.151	$15.660	$17.661	$14.278	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436
Number of Accumulation Units outstanding at end of period (in thousands)	174	202	240	286	332	357	486	650	877	1,049
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.660	$17.661	$14.278	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515
Accumulation Unit Value at end of period	$20.151	$15.660	$17.661	$14.278	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436
Number of Accumulation Units outstanding at end of period (in thousands)	174	202	240	286	332	357	486	650	877	1,049
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.561	$17.558	$14.202	$13.491	$13.943	$13.459	$11.200	$9.715	$10.411	$9.497
Accumulation Unit Value at end of period	$20.013	$15.561	$17.558	$14.202	$13.491	$13.943	$13.459	$11.200	$9.715	$10.411
Number of Accumulation Units outstanding at end of period (in thousands)	26	35	40	38	47	47	48	67	82	88
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.364	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Accumulation Unit Value at end of period	$19.740	$15.364	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362
Number of Accumulation Units outstanding at end of period (in thousands)	90	134	175	177	188	223	280	420	536	709
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.266	$17.252	$13.975	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444
Accumulation Unit Value at end of period	$19.604	$15.266	$17.252	$13.975	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338
Number of Accumulation Units outstanding at end of period (in thousands)	334	402	471	471	504	531	624	456	435	434
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.266	$17.252	$13.975	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444
Accumulation Unit Value at end of period	$19.604	$15.266	$17.252	$13.975	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338
Number of Accumulation Units outstanding at end of period (in thousands)	334	402	471	471	504	531	624	456	435	434
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.169	$17.151	$13.900	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426
Accumulation Unit Value at end of period	$19.470	$15.169	$17.151	$13.900	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313
Number of Accumulation Units outstanding at end of period (in thousands)	149	186	217	243	280	321	487	693	925	1,306
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.977	$16.950	$13.751	$13.102	$13.582	$13.150	$10.976	$9.549	$10.264	$9.391
Accumulation Unit Value at end of period	$19.205	$14.977	$16.950	$13.751	$13.102	$13.582	$13.150	$10.976	$9.549	$10.264
Number of Accumulation Units outstanding at end of period (in thousands)	34	37	46	61	68	78	89	140	179	215
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.882	$16.851	$13.678	$13.038	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374
Accumulation Unit Value at end of period	$19.073	$14.882	$16.851	$13.678	$13.038	$13.523	$13.099	$10.939	$9.521	$10.240
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	10	11	13	15	22	37	52
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.788	$16.753	$13.605	$12.975	$13.464	$13.048	$10.902	$9.494	$10.216	$9.356
Accumulation Unit Value at end of period	$18.942	$14.788	$16.753	$13.605	$12.975	$13.464	$13.048	$10.902	$9.494	$10.216
Number of Accumulation Units outstanding at end of period (in thousands)	35	32	41	42	48	52	60	85	118	195
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.508	$16.460	$13.387	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304
Accumulation Unit Value at end of period	$18.556	$14.508	$16.460	$13.387	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143
Number of Accumulation Units outstanding at end of period (in thousands)	87	98	114	138	160	210	274	396	479	643

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.686	$31.983	$24.670	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896	$15.333
Accumulation Unit Value at end of period	$38.266	$28.686	$31.983	$24.670	$24.863	$23.578	$23.370	$18.347	$15.180	$16.896
Number of Accumulation Units outstanding at end of period (in thousands)	454	522	570	620	708	805	1,077	1,375	1,763	2,164
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.859	$31.108	$24.031	$24.256	$23.036	$22.867	$17.979	$14.898	$16.607	$15.093
Accumulation Unit Value at end of period	$37.107	$27.859	$31.108	$24.031	$24.256	$23.036	$22.867	$17.979	$14.898	$16.607
Number of Accumulation Units outstanding at end of period (in thousands)	111	128	145	181	214	268	316	406	488	576
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.676	$30.919	$23.897	$24.132	$22.931	$22.774	$17.914	$14.852	$16.564	$15.061
Accumulation Unit Value at end of period	$36.845	$27.676	$30.919	$23.897	$24.132	$22.931	$22.774	$17.914	$14.852	$16.564
Number of Accumulation Units outstanding at end of period (in thousands)	75	79	91	102	127	139	179	181	239	297
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.878	$30.072	$23.278	$23.542	$22.404	$22.284	$17.555	$14.576	$16.280	$14.826
Accumulation Unit Value at end of period	$35.729	$26.878	$30.072	$23.278	$23.542	$22.404	$22.284	$17.555	$14.576	$16.280
Number of Accumulation Units outstanding at end of period (in thousands)	133	159	180	198	235	264	333	506	641	832
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.878	$30.072	$23.278	$23.542	$22.404	$22.284	$17.555	$14.576	$16.280	$14.826
Accumulation Unit Value at end of period	$35.729	$26.878	$30.072	$23.278	$23.542	$22.404	$22.284	$17.555	$14.576	$16.280
Number of Accumulation Units outstanding at end of period (in thousands)	133	159	180	198	235	264	333	506	641	832
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.385	$22.842	$17.707	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397
Accumulation Unit Value at end of period	$27.057	$20.385	$22.842	$17.707	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496
Number of Accumulation Units outstanding at end of period (in thousands)	147	185	217	289	348	442	560	774	1,021	1,308
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.385	$22.842	$17.707	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397
Accumulation Unit Value at end of period	$27.057	$20.385	$22.842	$17.707	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496
Number of Accumulation Units outstanding at end of period (in thousands)	147	185	217	289	348	442	560	774	1,021	1,308
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.010	$29.159	$22.616	$22.919	$21.854	$21.781	$17.193	$14.304	$16.009	$14.608
Accumulation Unit Value at end of period	$34.506	$26.010	$29.159	$22.616	$22.919	$21.854	$21.781	$17.193	$14.304	$16.009
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	39	67	69	71	76	90	127	143
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.835	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240
Accumulation Unit Value at end of period	$26.287	$19.835	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306
Number of Accumulation Units outstanding at end of period (in thousands)	169	206	246	303	447	424	548	870	1,088	1,599
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.377	$28.493	$22.132	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446
Accumulation Unit Value at end of period	$33.616	$25.377	$28.493	$22.132	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808
Number of Accumulation Units outstanding at end of period (in thousands)	245	275	294	286	323	331	402	360	415	324

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.377	$28.493	$22.132	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446
Accumulation Unit Value at end of period	$33.616	$25.377	$28.493	$22.132	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808
Number of Accumulation Units outstanding at end of period (in thousands)	245	275	294	286	323	331	402	360	415	324
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.986	$28.067	$21.813	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287
Accumulation Unit Value at end of period	$33.081	$24.986	$28.067	$21.813	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626
Number of Accumulation Units outstanding at end of period (in thousands)	170	218	255	276	348	407	606	831	1,106	1,383
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.194	$21.583	$16.790	$17.066	$16.322	$16.316	$12.918	$10.779	$12.100	$11.075
Accumulation Unit Value at end of period	$25.387	$19.194	$21.583	$16.790	$17.066	$16.322	$16.316	$12.918	$10.779	$12.100
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	44	38	42	40	58	86	106	141
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.044	$21.425	$16.675	$16.958	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038
Accumulation Unit Value at end of period	$25.177	$19.044	$21.425	$16.675	$16.958	$16.227	$16.229	$12.856	$10.733	$12.054
Number of Accumulation Units outstanding at end of period (in thousands)	28	33	45	40	51	50	55	69	81	61
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.179	$27.215	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365	$14.077
Accumulation Unit Value at end of period	$31.949	$24.179	$27.215	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365
Number of Accumulation Units outstanding at end of period (in thousands)	43	42	47	65	73	77	115	155	197	237
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.923	$19.077	$14.877	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986
Accumulation Unit Value at end of period	$22.327	$16.923	$19.077	$14.877	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884
Number of Accumulation Units outstanding at end of period (in thousands)	169	190	216	233	282	300	368	484	649	803

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.871	$32.731	$26.365	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378	$18.538
Accumulation Unit Value at end of period	$37.443	$28.871	$32.731	$26.365	$26.187	$26.486	$26.301	$20.792	$17.842	$22.378
Number of Accumulation Units outstanding at end of period (in thousands)	198	217	239	267	317	369	476	614	766	955
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.039	$31.835	$25.682	$25.547	$25.877	$25.735	$20.375	$17.510	$21.995	$18.248
Accumulation Unit Value at end of period	$36.309	$28.039	$31.835	$25.682	$25.547	$25.877	$25.735	$20.375	$17.510	$21.995
Number of Accumulation Units outstanding at end of period (in thousands)	44	45	52	58	63	87	116	147	200	232
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.855	$31.642	$25.539	$25.417	$25.759	$25.630	$20.302	$17.456	$21.938	$18.210
Accumulation Unit Value at end of period	$36.052	$27.855	$31.642	$25.539	$25.417	$25.759	$25.630	$20.302	$17.456	$21.938
Number of Accumulation Units outstanding at end of period (in thousands)	33	34	37	44	60	61	97	99	118	151

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.051	$30.775	$24.877	$24.796	$25.167	$25.079	$19.895	$17.132	$21.563	$17.925
Accumulation Unit Value at end of period	$34.960	$27.051	$30.775	$24.877	$24.796	$25.167	$25.079	$19.895	$17.132	$21.563
Number of Accumulation Units outstanding at end of period (in thousands)	66	79	91	108	115	149	184	325	401	550
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.051	$30.775	$24.877	$24.796	$25.167	$25.079	$19.895	$17.132	$21.563	$17.925
Accumulation Unit Value at end of period	$34.960	$27.051	$30.775	$24.877	$24.796	$25.167	$25.079	$19.895	$17.132	$21.563
Number of Accumulation Units outstanding at end of period (in thousands)	66	79	91	108	115	149	184	325	401	550
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.516	$22.236	$18.001	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108
Accumulation Unit Value at end of period	$25.184	$19.516	$22.236	$18.001	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744
Number of Accumulation Units outstanding at end of period (in thousands)	87	102	126	151	193	256	330	489	604	808
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.516	$22.236	$18.001	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108
Accumulation Unit Value at end of period	$25.184	$19.516	$22.236	$18.001	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744
Number of Accumulation Units outstanding at end of period (in thousands)	87	102	126	151	193	256	330	489	604	808
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.177	$29.841	$24.170	$24.139	$24.549	$24.512	$19.485	$16.812	$21.203	$17.661
Accumulation Unit Value at end of period	$33.763	$26.177	$29.841	$24.170	$24.139	$24.549	$24.512	$19.485	$16.812	$21.203
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	12	16	15	16	23	28	62	67
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.989	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927
Accumulation Unit Value at end of period	$24.467	$18.989	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504
Number of Accumulation Units outstanding at end of period (in thousands)	83	104	134	159	234	236	316	401	518	875
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.541	$29.159	$23.652	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466
Accumulation Unit Value at end of period	$32.893	$25.541	$29.159	$23.652	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937
Number of Accumulation Units outstanding at end of period (in thousands)	145	153	166	171	193	212	217	192	266	263
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.541	$29.159	$23.652	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466
Accumulation Unit Value at end of period	$32.893	$25.541	$29.159	$23.652	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937
Number of Accumulation Units outstanding at end of period (in thousands)	145	153	166	171	193	212	217	192	266	263
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.147	$28.723	$23.311	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274
Accumulation Unit Value at end of period	$32.369	$25.147	$28.723	$23.311	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696
Number of Accumulation Units outstanding at end of period (in thousands)	117	138	165	197	244	282	388	561	735	1,069
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.375	$21.010	$17.068	$17.098	$17.441	$17.467	$13.926	$12.052	$15.245	$12.737
Accumulation Unit Value at end of period	$23.629	$18.375	$21.010	$17.068	$17.098	$17.441	$17.467	$13.926	$12.052	$15.245
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	17	19	22	29	43	57	82

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.232	$20.856	$16.952	$16.990	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694
Accumulation Unit Value at end of period	$23.433	$18.232	$20.856	$16.952	$16.990	$17.339	$17.374	$13.859	$12.000	$15.187
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	19	17	23	22	35	42	52	84
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.334	$27.851	$22.648	$22.710	$23.189	$23.247	$18.553	$16.072	$20.351	$17.020
Accumulation Unit Value at end of period	$31.261	$24.334	$27.851	$22.648	$22.710	$23.189	$23.247	$18.553	$16.072	$20.351
Number of Accumulation Units outstanding at end of period (in thousands)	21	23	30	35	41	46	65	87	105	148
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.433	$19.982	$16.274	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359
Accumulation Unit Value at end of period	$22.361	$17.433	$19.982	$16.274	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755
Number of Accumulation Units outstanding at end of period (in thousands)	61	65	77	85	118	151	187	252	321	414

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.345	$30.849	$24.385	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229	$12.158
Accumulation Unit Value at end of period	$39.131	$30.345	$30.849	$24.385	$22.586	$21.434	$20.032	$15.614	$13.431	$14.229
Number of Accumulation Units outstanding at end of period (in thousands)	2,203	2,499	2,792	3,156	3,629	4,154	5,123	6,798	8,508	10,549
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.470	$30.004	$23.753	$22.033	$20.941	$19.601	$15.301	$13.181	$13.986	$11.968
Accumulation Unit Value at end of period	$37.946	$29.470	$30.004	$23.753	$22.033	$20.941	$19.601	$15.301	$13.181	$13.986
Number of Accumulation Units outstanding at end of period (in thousands)	598	708	821	1,005	1,161	1,400	1,741	2,256	2,868	3,279
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$29.276	$29.822	$23.620	$21.921	$20.845	$19.521	$15.246	$13.141	$13.949	$11.943
Accumulation Unit Value at end of period	$37.678	$29.276	$29.822	$23.620	$21.921	$20.845	$19.521	$15.246	$13.141	$13.949
Number of Accumulation Units outstanding at end of period (in thousands)	501	582	689	785	882	989	1,151	1,338	1,746	2,110
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.432	$29.006	$23.008	$21.385	$20.366	$19.100	$14.940	$12.896	$13.711	$11.756
Accumulation Unit Value at end of period	$36.536	$28.432	$29.006	$23.008	$21.385	$20.366	$19.100	$14.940	$12.896	$13.711
Number of Accumulation Units outstanding at end of period (in thousands)	779	960	1,143	1,328	1,630	2,000	2,545	3,728	4,732	6,191
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.432	$29.006	$23.008	$21.385	$20.366	$19.100	$14.940	$12.896	$13.711	$11.756
Accumulation Unit Value at end of period	$36.536	$28.432	$29.006	$23.008	$21.385	$20.366	$19.100	$14.940	$12.896	$13.711
Number of Accumulation Units outstanding at end of period (in thousands)	779	960	1,143	1,328	1,630	2,000	2,545	3,728	4,732	6,191
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.318	$19.737	$15.680	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096
Accumulation Unit Value at end of period	$24.787	$19.318	$19.737	$15.680	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428
Number of Accumulation Units outstanding at end of period (in thousands)	1,018	1,240	1,515	1,894	2,321	2,902	3,765	5,407	6,895	8,894

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.318	$19.737	$15.680	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096
Accumulation Unit Value at end of period	$24.787	$19.318	$19.737	$15.680	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428
Number of Accumulation Units outstanding at end of period (in thousands)	1,018	1,240	1,515	1,894	2,321	2,902	3,765	5,407	6,895	8,894
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.513	$28.125	$22.354	$20.819	$19.866	$18.669	$14.632	$12.656	$13.482	$11.583
Accumulation Unit Value at end of period	$35.286	$27.513	$28.125	$22.354	$20.819	$19.866	$18.669	$14.632	$12.656	$13.482
Number of Accumulation Units outstanding at end of period (in thousands)	160	181	207	245	265	289	352	469	620	769
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.796	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985
Accumulation Unit Value at end of period	$24.082	$18.796	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284
Number of Accumulation Units outstanding at end of period (in thousands)	1,711	2,060	2,562	3,135	3,831	4,583	6,060	8,123	10,441	14,197
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.844	$27.482	$21.876	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455
Accumulation Unit Value at end of period	$34.376	$26.844	$27.482	$21.876	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313
Number of Accumulation Units outstanding at end of period (in thousands)	1,506	1,731	1,906	2,069	2,280	2,475	2,624	2,263	2,486	1,912
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.844	$27.482	$21.876	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455
Accumulation Unit Value at end of period	$34.376	$26.844	$27.482	$21.876	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313
Number of Accumulation Units outstanding at end of period (in thousands)	1,506	1,731	1,906	2,069	2,280	2,475	2,624	2,263	2,486	1,912
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.430	$27.071	$21.560	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329
Accumulation Unit Value at end of period	$33.828	$26.430	$27.071	$21.560	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160
Number of Accumulation Units outstanding at end of period (in thousands)	1,174	1,412	1,728	2,052	2,505	3,081	4,047	5,766	7,758	10,091
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.189	$18.649	$14.867	$13.888	$13.292	$12.529	$9.849	$8.544	$9.129	$7.867
Accumulation Unit Value at end of period	$23.257	$18.189	$18.649	$14.867	$13.888	$13.292	$12.529	$9.849	$8.544	$9.129
Number of Accumulation Units outstanding at end of period (in thousands)	175	217	251	373	430	502	669	945	1,176	1,510
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.047	$18.513	$14.766	$13.800	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841
Accumulation Unit Value at end of period	$23.064	$18.047	$18.513	$14.766	$13.800	$13.215	$12.462	$9.801	$8.507	$9.094
Number of Accumulation Units outstanding at end of period (in thousands)	226	237	280	307	352	399	462	614	820	1,120
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.576	$26.249	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099	$12.940	$11.162
Accumulation Unit Value at end of period	$32.670	$25.576	$26.249	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099	$12.940
Number of Accumulation Units outstanding at end of period (in thousands)	279	324	398	453	538	596	727	1,057	1,365	1,656

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.548	$18.037	$14.415	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763
Accumulation Unit Value at end of period	$22.382	$17.548	$18.037	$14.415	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985
Number of Accumulation Units outstanding at end of period (in thousands)	764	873	1,062	1,209	1,498	1,863	2,294	3,109	3,895	5,044

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.193	$27.046	$22.411	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647	$11.510
Accumulation Unit Value at end of period	$32.580	$26.193	$27.046	$22.411	$20.379	$20.370	$18.672	$14.183	$12.243	$12.647
Number of Accumulation Units outstanding at end of period (in thousands)	2,735	3,094	3,445	3,904	4,499	5,280	6,820	9,071	11,427	14,003
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.438	$26.306	$21.830	$19.881	$19.902	$18.270	$13.899	$12.015	$12.431	$11.330
Accumulation Unit Value at end of period	$31.593	$25.438	$26.306	$21.830	$19.881	$19.902	$18.270	$13.899	$12.015	$12.431
Number of Accumulation Units outstanding at end of period (in thousands)	714	820	947	1,172	1,378	1,639	2,402	3,108	3,864	4,395
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.271	$26.146	$21.709	$19.780	$19.811	$18.195	$13.849	$11.978	$12.399	$11.306
Accumulation Unit Value at end of period	$31.370	$25.271	$26.146	$21.709	$19.780	$19.811	$18.195	$13.849	$11.978	$12.399
Number of Accumulation Units outstanding at end of period (in thousands)	666	790	926	1,078	1,166	1,309	1,489	1,744	2,147	2,528
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.542	$25.430	$21.146	$19.296	$19.355	$17.804	$13.571	$11.756	$12.186	$11.130
Accumulation Unit Value at end of period	$30.420	$24.542	$25.430	$21.146	$19.296	$19.355	$17.804	$13.571	$11.756	$12.186
Number of Accumulation Units outstanding at end of period (in thousands)	1,010	1,201	1,457	1,737	2,047	2,506	3,090	4,186	5,329	6,858
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.542	$25.430	$21.146	$19.296	$19.355	$17.804	$13.571	$11.756	$12.186	$11.130
Accumulation Unit Value at end of period	$30.420	$24.542	$25.430	$21.146	$19.296	$19.355	$17.804	$13.571	$11.756	$12.186
Number of Accumulation Units outstanding at end of period (in thousands)	1,010	1,201	1,457	1,737	2,047	2,506	3,090	4,186	5,329	6,858
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.235	$25.149	$20.944	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139
Accumulation Unit Value at end of period	$29.994	$24.235	$25.149	$20.944	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179
Number of Accumulation Units outstanding at end of period (in thousands)	790	933	1,174	1,456	1,756	2,194	2,919	3,994	5,123	6,496
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.235	$25.149	$20.944	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139
Accumulation Unit Value at end of period	$29.994	$24.235	$25.149	$20.944	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179
Number of Accumulation Units outstanding at end of period (in thousands)	790	933	1,174	1,456	1,756	2,194	2,919	3,994	5,123	6,496
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.750	$24.658	$20.545	$18.785	$18.880	$17.402	$13.291	$11.536	$11.983	$10.966
Accumulation Unit Value at end of period	$29.379	$23.750	$24.658	$20.545	$18.785	$18.880	$17.402	$13.291	$11.536	$11.983
Number of Accumulation Units outstanding at end of period (in thousands)	176	192	221	350	381	436	494	620	749	853

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.580	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986
Accumulation Unit Value at end of period	$29.140	$23.580	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993
Number of Accumulation Units outstanding at end of period (in thousands)	1,124	1,358	1,696	2,008	2,416	3,050	3,985	5,443	6,928	9,265
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.172	$24.094	$20.105	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844
Accumulation Unit Value at end of period	$28.621	$23.172	$24.094	$20.105	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833
Number of Accumulation Units outstanding at end of period (in thousands)	1,451	1,667	1,857	2,065	2,268	2,598	2,749	2,461	2,659	1,887
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.172	$24.094	$20.105	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844
Accumulation Unit Value at end of period	$28.621	$23.172	$24.094	$20.105	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833
Number of Accumulation Units outstanding at end of period (in thousands)	1,451	1,667	1,857	2,065	2,268	2,598	2,749	2,461	2,659	1,887
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.815	$23.735	$19.815	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725
Accumulation Unit Value at end of period	$28.165	$22.815	$23.735	$19.815	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697
Number of Accumulation Units outstanding at end of period (in thousands)	1,365	1,614	1,932	2,261	2,709	3,268	4,279	6,188	8,226	10,589
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.819	$23.763	$19.858	$18.212	$18.359	$16.972	$13.002	$11.319	$11.793	$10.824
Accumulation Unit Value at end of period	$28.142	$22.819	$23.763	$19.858	$18.212	$18.359	$16.972	$13.002	$11.319	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	107	156	193	268	303	355	482	660	808	1,055
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.641	$23.589	$19.723	$18.097	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788
Accumulation Unit Value at end of period	$27.909	$22.641	$23.589	$19.723	$18.097	$18.253	$16.882	$12.940	$11.270	$11.748
Number of Accumulation Units outstanding at end of period (in thousands)	152	171	194	212	241	272	308	436	550	722
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.077	$23.014	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501	$10.567
Accumulation Unit Value at end of period	$27.201	$22.077	$23.014	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501
Number of Accumulation Units outstanding at end of period (in thousands)	256	300	344	430	484	547	717	1,042	1,281	1,586
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.251	$23.230	$19.462	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795
Accumulation Unit Value at end of period	$27.374	$22.251	$23.230	$19.462	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732
Number of Accumulation Units outstanding at end of period (in thousands)	565	643	777	870	1,033	1,346	1,641	2,108	2,706	3,409

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.188	$23.568	$18.086	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568	$15.668
Accumulation Unit Value at end of period	$24.463	$20.188	$23.568	$18.086	$17.716	$18.817	$19.603	$16.343	$14.056	$16.568
Number of Accumulation Units outstanding at end of period (in thousands)	606	692	747	874	987	1,139	1,402	1,823	2,291	2,888
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.606	$22.923	$17.618	$17.282	$18.385	$19.181	$16.015	$13.795	$16.285	$15.423
Accumulation Unit Value at end of period	$23.722	$19.606	$22.923	$17.618	$17.282	$18.385	$19.181	$16.015	$13.795	$16.285
Number of Accumulation Units outstanding at end of period (in thousands)	191	221	255	302	327	372	521	702	912	997
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.477	$22.784	$17.519	$17.195	$18.300	$19.102	$15.958	$13.753	$16.243	$15.391
Accumulation Unit Value at end of period	$23.554	$19.477	$22.784	$17.519	$17.195	$18.300	$19.102	$15.958	$13.753	$16.243
Number of Accumulation Units outstanding at end of period (in thousands)	165	186	200	219	256	269	316	355	445	524
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.916	$22.160	$17.065	$16.774	$17.880	$18.691	$15.638	$13.497	$15.965	$15.151
Accumulation Unit Value at end of period	$22.841	$18.916	$22.160	$17.065	$16.774	$17.880	$18.691	$15.638	$13.497	$15.965
Number of Accumulation Units outstanding at end of period (in thousands)	216	250	284	336	402	492	599	799	1,012	1,296
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.916	$22.160	$17.065	$16.774	$17.880	$18.691	$15.638	$13.497	$15.965	$15.151
Accumulation Unit Value at end of period	$22.841	$18.916	$22.160	$17.065	$16.774	$17.880	$18.691	$15.638	$13.497	$15.965
Number of Accumulation Units outstanding at end of period (in thousands)	216	250	284	336	402	492	599	799	1,012	1,296
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.089	$16.531	$12.749	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438
Accumulation Unit Value at end of period	$16.988	$14.089	$16.531	$12.749	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035
Number of Accumulation Units outstanding at end of period (in thousands)	292	335	427	519	643	805	926	1,410	1,744	2,242
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.089	$16.531	$12.749	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438
Accumulation Unit Value at end of period	$16.988	$14.089	$16.531	$12.749	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035
Number of Accumulation Units outstanding at end of period (in thousands)	292	335	427	519	643	805	926	1,410	1,744	2,242
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.305	$21.487	$16.580	$16.330	$17.441	$18.269	$15.315	$13.245	$15.698	$14.928
Accumulation Unit Value at end of period	$22.059	$18.305	$21.487	$16.580	$16.330	$17.441	$18.269	$15.315	$13.245	$15.698
Number of Accumulation Units outstanding at end of period (in thousands)	59	64	60	60	64	73	80	120	167	191
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.709	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281
Accumulation Unit Value at end of period	$16.504	$13.709	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852
Number of Accumulation Units outstanding at end of period (in thousands)	347	404	451	536	666	779	1,020	1,353	1,737	2,375
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.859	$20.996	$16.225	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762
Accumulation Unit Value at end of period	$21.490	$17.859	$20.996	$16.225	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501
Number of Accumulation Units outstanding at end of period (in thousands)	408	481	500	547	565	612	659	652	646	518

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.859	$20.996	$16.225	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762
Accumulation Unit Value at end of period	$21.490	$17.859	$20.996	$16.225	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501
Number of Accumulation Units outstanding at end of period (in thousands)	408	481	500	547	565	612	659	652	646	518
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.584	$20.683	$15.991	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600
Accumulation Unit Value at end of period	$21.148	$17.584	$20.683	$15.991	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324
Number of Accumulation Units outstanding at end of period (in thousands)	322	385	476	560	663	789	1,019	1,459	1,909	2,448
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.266	$15.620	$12.089	$11.942	$12.793	$13.441	$11.301	$9.803	$11.654	$11.115
Accumulation Unit Value at end of period	$15.939	$13.266	$15.620	$12.089	$11.942	$12.793	$13.441	$11.301	$9.803	$11.654
Number of Accumulation Units outstanding at end of period (in thousands)	30	47	55	73	89	97	118	147	192	248
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.163	$15.505	$12.006	$11.867	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078
Accumulation Unit Value at end of period	$15.807	$13.163	$15.505	$12.006	$11.867	$12.718	$13.369	$11.247	$9.761	$11.609
Number of Accumulation Units outstanding at end of period (in thousands)	38	49	65	55	59	76	98	109	141	199
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.016	$20.054	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068	$14.385
Accumulation Unit Value at end of period	$20.424	$17.016	$20.054	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068
Number of Accumulation Units outstanding at end of period (in thousands)	75	78	90	102	112	128	149	205	227	297
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.657	$13.759	$10.675	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988
Accumulation Unit Value at end of period	$13.970	$11.657	$13.759	$10.675	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447
Number of Accumulation Units outstanding at end of period (in thousands)	242	254	302	348	408	474	607	864	1,022	1,297

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.599	$34.918	$27.356	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052	$24.134
Accumulation Unit Value at end of period	$37.694	$29.599	$34.918	$27.356	$26.356	$27.595	$30.375	$27.656	$23.804	$28.052
Number of Accumulation Units outstanding at end of period (in thousands)	182	194	324	351	379	439	500	598	691	853
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.746	$33.963	$26.647	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757
Accumulation Unit Value at end of period	$36.553	$28.746	$33.963	$26.647	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573
Number of Accumulation Units outstanding at end of period (in thousands)	34	40	53	59	66	84	113	143	181	218
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.557	$33.756	$26.498	$25.581	$26.837	$29.600	$27.005	$23.290	$27.501	$23.707
Accumulation Unit Value at end of period	$36.294	$28.557	$33.756	$26.498	$25.581	$26.837	$29.600	$27.005	$23.290	$27.501
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	16	23	27	29	32	46	58	79
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.734	$32.832	$25.812	$24.955	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337
Accumulation Unit Value at end of period	$35.195	$27.734	$32.832	$25.812	$24.955	$26.220	$28.963	$26.463	$22.857	$27.031
Number of Accumulation Units outstanding at end of period (in thousands)	62	71	81	89	102	128	164	212	284	375
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.734	$32.832	$25.812	$24.955	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337
Accumulation Unit Value at end of period	$35.195	$27.734	$32.832	$25.812	$24.955	$26.220	$28.963	$26.463	$22.857	$27.031
Number of Accumulation Units outstanding at end of period (in thousands)	62	71	81	89	102	128	164	212	284	375
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.535	$30.276	$23.837	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779
Accumulation Unit Value at end of period	$32.357	$25.535	$30.276	$23.837	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189
Number of Accumulation Units outstanding at end of period (in thousands)	56	71	96	125	152	200	246	376	463	589
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.535	$30.276	$23.837	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779
Accumulation Unit Value at end of period	$32.357	$25.535	$30.276	$23.837	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189
Number of Accumulation Units outstanding at end of period (in thousands)	56	71	96	125	152	200	246	376	463	589
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.838	$31.836	$25.078	$24.294	$25.577	$28.309	$25.918	$22.430	$26.580	$22.993
Accumulation Unit Value at end of period	$33.990	$26.838	$31.836	$25.078	$24.294	$25.577	$28.309	$25.918	$22.430	$26.580
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	14	16	18	23	23	43	57	86
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.846	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479
Accumulation Unit Value at end of period	$31.436	$24.846	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805
Number of Accumulation Units outstanding at end of period (in thousands)	70	80	95	121	131	168	205	265	348	555
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.185	$31.108	$24.541	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739
Accumulation Unit Value at end of period	$33.114	$26.185	$31.108	$24.541	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246
Number of Accumulation Units outstanding at end of period (in thousands)	115	122	124	123	128	165	182	175	208	185

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.185	$31.108	$24.541	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739
Accumulation Unit Value at end of period	$33.114	$26.185	$31.108	$24.541	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246
Number of Accumulation Units outstanding at end of period (in thousands)	115	122	124	123	128	165	182	175	208	185
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.781	$30.643	$24.187	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489
Accumulation Unit Value at end of period	$32.587	$25.781	$30.643	$24.187	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945
Number of Accumulation Units outstanding at end of period (in thousands)	89	107	133	147	180	208	300	467	597	841
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.043	$28.607	$22.602	$21.962	$23.191	$25.745	$23.641	$20.522	$24.391	$21.163
Accumulation Unit Value at end of period	$30.360	$24.043	$28.607	$22.602	$21.962	$23.191	$25.745	$23.641	$20.522	$24.391
Number of Accumulation Units outstanding at end of period (in thousands)	3	7	12	13	17	21	26	42	57	93
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.856	$28.398	$22.448	$21.823	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092
Accumulation Unit Value at end of period	$30.108	$23.856	$28.398	$22.448	$21.823	$23.056	$25.608	$23.527	$20.433	$24.298
Number of Accumulation Units outstanding at end of period (in thousands)	21	7	19	17	12	12	14	21	29	43
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.948	$29.713	$23.500	$22.857	$24.160	$26.848	$24.678	$21.443	$25.512	$22.158
Accumulation Unit Value at end of period	$31.471	$24.948	$29.713	$23.500	$22.857	$24.160	$26.848	$24.678	$21.443	$25.512
Number of Accumulation Units outstanding at end of period (in thousands)	44	49	46	49	52	59	89	111	126	171
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.109	$27.564	$21.833	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803
Accumulation Unit Value at end of period	$29.107	$23.109	$27.564	$21.833	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917
Number of Accumulation Units outstanding at end of period (in thousands)	45	45	58	65	80	102	128	193	236	301

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.134	$20.781	$16.601	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741	$10.247
Accumulation Unit Value at end of period	$27.335	$21.134	$20.781	$16.601	$17.336	$16.845	$16.099	$11.875	$11.021	$11.741
Number of Accumulation Units outstanding at end of period (in thousands)	20	25	25	33	34	39	33	46	47	56
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.700	$20.384	$16.309	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173
Accumulation Unit Value at end of period	$26.734	$20.700	$20.384	$16.309	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	14	17	22	29	28	42	59	52
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.557	$20.254	$16.213	$16.964	$16.517	$15.817	$11.690	$10.872	$11.605	$10.148
Accumulation Unit Value at end of period	$26.536	$20.557	$20.254	$16.213	$16.964	$16.517	$15.817	$11.690	$10.872	$11.605
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	5	5	10	9	7	7	11	9
With Principal First (35 BPS)

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Accumulation Unit Value at beginning of period	$20.135	$19.868	$15.927	$16.690	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075
Accumulation Unit Value at end of period	$25.952	$20.135	$19.868	$15.927	$16.690	$16.275	$15.609	$11.554	$10.761	$11.503
Number of Accumulation Units outstanding at end of period (in thousands)	19	28	27	32	33	51	58	95	107	105
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.135	$19.868	$15.927	$16.690	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075
Accumulation Unit Value at end of period	$25.952	$20.135	$19.868	$15.927	$16.690	$16.275	$15.609	$11.554	$10.761	$11.503
Number of Accumulation Units outstanding at end of period (in thousands)	19	28	27	32	33	51	58	95	107	105
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.722	$19.489	$15.647	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002
Accumulation Unit Value at end of period	$25.381	$19.722	$19.489	$15.647	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	39	48	51	60	75	94	100	94
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.722	$19.489	$15.647	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002
Accumulation Unit Value at end of period	$25.381	$19.722	$19.489	$15.647	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	39	48	51	60	75	94	100	94
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.586	$19.364	$15.555	$16.333	$15.958	$15.336	$11.374	$10.615	$11.370	$9.978
Accumulation Unit Value at end of period	$25.193	$19.586	$19.364	$15.555	$16.333	$15.958	$15.336	$11.374	$10.615	$11.370
Number of Accumulation Units outstanding at end of period (in thousands)	7	17	7	7	10	5	1	7	12	11
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.316	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930
Accumulation Unit Value at end of period	$24.822	$19.316	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304
Number of Accumulation Units outstanding at end of period (in thousands)	10	36	17	29	39	43	84	105	147	147
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.183	$18.995	$15.281	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906
Accumulation Unit Value at end of period	$24.639	$19.183	$18.995	$15.281	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271
Number of Accumulation Units outstanding at end of period (in thousands)	45	53	44	61	81	104	61	73	77	51
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.183	$18.995	$15.281	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906
Accumulation Unit Value at end of period	$24.639	$19.183	$18.995	$15.281	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271
Number of Accumulation Units outstanding at end of period (in thousands)	45	53	44	61	81	104	61	73	77	51
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.051	$18.873	$15.191	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882
Accumulation Unit Value at end of period	$24.457	$19.051	$18.873	$15.191	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238
Number of Accumulation Units outstanding at end of period (in thousands)	39	35	30	39	56	76	88	127	123	122
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.789	$18.632	$15.012	$15.810	$15.494	$14.934	$11.110	$10.399	$11.173	$9.834
Accumulation Unit Value at end of period	$24.097	$18.789	$18.632	$15.012	$15.810	$15.494	$14.934	$11.110	$10.399	$11.173
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	13	13	22	20	21	54	59	56

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.660	$18.513	$14.923	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810
Accumulation Unit Value at end of period	$23.918	$18.660	$18.513	$14.923	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	4	6	6	5	8	8	11	12
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.531	$18.395	$14.835	$15.640	$15.342	$14.803	$11.023	$10.328	$11.108	$9.787
Accumulation Unit Value at end of period	$23.742	$18.531	$18.395	$14.835	$15.640	$15.342	$14.803	$11.023	$10.328	$11.108
Number of Accumulation Units outstanding at end of period (in thousands)	6	3	3	4	6	9	32	30	28	21
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.150	$18.044	$14.574	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716
Accumulation Unit Value at end of period	$23.219	$18.150	$18.044	$14.574	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011
Number of Accumulation Units outstanding at end of period (in thousands)	30	48	53	54	62	68	81	81	86	102

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.258	$25.300	$23.224	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659	$14.804
Accumulation Unit Value at end of period	$28.066	$23.258	$25.300	$23.224	$23.425	$23.620	$20.827	$20.642	$16.429	$17.659
Number of Accumulation Units outstanding at end of period (in thousands)	66	71	87	94	107	133	154	166	180	200
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.588	$24.608	$22.623	$22.852	$23.077	$20.379	$20.228	$16.124	$17.357	$14.572
Accumulation Unit Value at end of period	$27.216	$22.588	$24.608	$22.623	$22.852	$23.077	$20.379	$20.228	$16.124	$17.357
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	13	14	14	21	23	28	23	29
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.439	$24.458	$22.497	$22.736	$22.972	$20.295	$20.155	$16.074	$17.312	$14.542
Accumulation Unit Value at end of period	$27.024	$22.439	$24.458	$22.497	$22.736	$22.972	$20.295	$20.155	$16.074	$17.312
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	11	12	15	17	16	17	20	26
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.792	$23.789	$21.914	$22.180	$22.443	$19.859	$19.751	$15.775	$17.016	$14.315
Accumulation Unit Value at end of period	$26.206	$21.792	$23.789	$21.914	$22.180	$22.443	$19.859	$19.751	$15.775	$17.016
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	7	8	8	9	11	12	15
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.792	$23.789	$21.914	$22.180	$22.443	$19.859	$19.751	$15.775	$17.016	$14.315
Accumulation Unit Value at end of period	$26.206	$21.792	$23.789	$21.914	$22.180	$22.443	$19.859	$19.751	$15.775	$17.016
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	7	8	8	9	11	12	15
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.415	$21.225	$19.581	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926
Accumulation Unit Value at end of period	$23.312	$19.415	$21.225	$19.581	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	9	19	19	19	20	21	22	23

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.415	$21.225	$19.581	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343	$12.926
Accumulation Unit Value at end of period	$23.312	$19.415	$21.225	$19.581	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	9	19	19	19	20	21	22	23
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.088	$23.066	$21.290	$21.593	$21.893	$19.410	$19.344	$15.481	$16.732	$14.104
Accumulation Unit Value at end of period	$25.308	$21.088	$23.066	$21.290	$21.593	$21.893	$19.410	$19.344	$15.481	$16.732
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.891	$20.683	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109	$12.748
Accumulation Unit Value at end of period	$22.648	$18.891	$20.683	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	5	5	5	6	11	7	9	13
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.575	$22.539	$20.835	$21.162	$21.489	$19.080	$19.044	$15.264	$16.522	$13.947
Accumulation Unit Value at end of period	$24.655	$20.575	$22.539	$20.835	$21.162	$21.489	$19.080	$19.044	$15.264	$16.522
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	3	7	9
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.575	$22.539	$20.835	$21.162	$21.489	$19.080	$19.044	$15.264	$16.522	$13.947
Accumulation Unit Value at end of period	$24.655	$20.575	$22.539	$20.835	$21.162	$21.489	$19.080	$19.044	$15.264	$16.522
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	3	7	9
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.258	$22.203	$20.534	$20.867	$21.200	$18.833	$18.806	$15.081	$16.332	$13.794
Accumulation Unit Value at end of period	$24.263	$20.258	$22.203	$20.534	$20.867	$21.200	$18.833	$18.806	$15.081	$16.332
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	6	8	12	9
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.280	$20.055	$18.567	$18.887	$19.207	$17.080	$17.073	$13.704	$14.856	$12.560
Accumulation Unit Value at end of period	$21.873	$18.280	$20.055	$18.567	$18.887	$19.207	$17.080	$17.073	$13.704	$14.856
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	2	3
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.143	$19.915	$18.446	$18.774	$19.101	$16.995	$16.996	$13.650	$14.804	$12.523
Accumulation Unit Value at end of period	$21.698	$18.143	$19.915	$18.446	$18.774	$19.101	$16.995	$16.996	$13.650	$14.804
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.603	$21.528	$19.950	$20.314	$20.679	$18.408	$18.418	$14.799	$16.060	$13.591
Accumulation Unit Value at end of period	$23.432	$19.603	$21.528	$19.950	$20.314	$20.679	$18.408	$18.418	$14.799	$16.060
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	6	5	6	7	5	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.570	$19.324	$17.935	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568	$12.347
Accumulation Unit Value at end of period	$20.970	$17.570	$19.324	$17.935	$18.289	$18.646	$16.622	$16.657	$13.404	$14.568
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.699	$24.054	$22.242	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603	$14.943
Accumulation Unit Value at end of period	$25.978	$22.699	$24.054	$22.242	$19.781	$21.583	$20.921	$18.620	$16.762	$16.603
Number of Accumulation Units outstanding at end of period (in thousands)	367	419	485	537	642	795	984	1,214	1,437	1,646
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.138	$23.495	$21.758	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772
Accumulation Unit Value at end of period	$25.298	$22.138	$23.495	$21.758	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388
Number of Accumulation Units outstanding at end of period (in thousands)	210	255	289	352	413	525	697	1,028	1,380	1,584
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.955	$23.312	$21.599	$19.248	$21.043	$20.439	$18.227	$16.441	$16.317	$14.715
Accumulation Unit Value at end of period	$25.076	$21.955	$23.312	$21.599	$19.248	$21.043	$20.439	$18.227	$16.441	$16.317
Number of Accumulation Units outstanding at end of period (in thousands)	133	161	195	218	223	252	252	270	274	278
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.412	$22.771	$21.129	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547
Accumulation Unit Value at end of period	$24.420	$21.412	$22.771	$21.129	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106
Number of Accumulation Units outstanding at end of period (in thousands)	335	394	453	540	683	877	1,054	1,806	2,241	2,721
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.412	$22.771	$21.129	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547
Accumulation Unit Value at end of period	$24.420	$21.412	$22.771	$21.129	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106
Number of Accumulation Units outstanding at end of period (in thousands)	335	394	453	540	683	877	1,054	1,806	2,241	2,721
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.884	$22.242	$20.669	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381
Accumulation Unit Value at end of period	$23.781	$20.884	$22.242	$20.669	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898
Number of Accumulation Units outstanding at end of period (in thousands)	428	505	605	768	947	1,155	1,424	1,948	2,524	3,292
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.884	$22.242	$20.669	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381
Accumulation Unit Value at end of period	$23.781	$20.884	$22.242	$20.669	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898
Number of Accumulation Units outstanding at end of period (in thousands)	428	505	605	768	947	1,155	1,424	1,948	2,524	3,292
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.721	$22.079	$20.528	$18.358	$20.140	$19.631	$17.568	$15.902	$15.838	$14.333
Accumulation Unit Value at end of period	$23.584	$20.721	$22.079	$20.528	$18.358	$20.140	$19.631	$17.568	$15.902	$15.838
Number of Accumulation Units outstanding at end of period (in thousands)	76	98	133	172	188	231	246	292	406	493

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.368	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216
Accumulation Unit Value at end of period	$23.159	$20.368	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693
Number of Accumulation Units outstanding at end of period (in thousands)	578	698	889	1,049	1,294	1,620	2,093	2,696	3,390	4,367
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.217	$21.574	$20.089	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174
Accumulation Unit Value at end of period	$22.976	$20.217	$21.574	$20.089	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639
Number of Accumulation Units outstanding at end of period (in thousands)	803	887	1,015	1,105	1,243	1,503	1,686	1,429	1,424	1,061
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.217	$21.574	$20.089	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174
Accumulation Unit Value at end of period	$22.976	$20.217	$21.574	$20.089	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639
Number of Accumulation Units outstanding at end of period (in thousands)	803	887	1,015	1,105	1,243	1,503	1,686	1,429	1,424	1,061
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.039	$21.395	$19.932	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113
Accumulation Unit Value at end of period	$22.762	$20.039	$21.395	$19.932	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563
Number of Accumulation Units outstanding at end of period (in thousands)	498	600	718	812	1,046	1,316	1,850	2,732	3,668	4,543
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.710	$21.065	$19.644	$17.620	$19.389	$18.955	$17.015	$15.447	$15.431	$14.007
Accumulation Unit Value at end of period	$22.366	$19.710	$21.065	$19.644	$17.620	$19.389	$18.955	$17.015	$15.447	$15.431
Number of Accumulation Units outstanding at end of period (in thousands)	57	74	84	108	141	212	289	395	454	608
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.556	$20.911	$19.511	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960
Accumulation Unit Value at end of period	$22.181	$19.556	$20.911	$19.511	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372
Number of Accumulation Units outstanding at end of period (in thousands)	29	33	48	57	61	78	88	132	162	207
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.392	$20.746	$19.366	$17.388	$19.152	$18.743	$16.840	$15.304	$15.304	$13.905
Accumulation Unit Value at end of period	$21.983	$19.392	$20.746	$19.366	$17.388	$19.152	$18.743	$16.840	$15.304	$15.304
Number of Accumulation Units outstanding at end of period (in thousands)	83	103	140	152	194	221	295	399	455	529
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.944	$20.298	$18.976	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769
Accumulation Unit Value at end of period	$21.444	$18.944	$20.298	$18.976	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131
Number of Accumulation Units outstanding at end of period (in thousands)	295	344	397	434	483	645	790	1,031	1,348	1,609

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.470	$22.097	$17.492	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455	$10.410
Accumulation Unit Value at end of period	$28.492	$21.470	$22.097	$17.492	$18.062	$17.342	$15.638	$12.328	$11.125	$11.455
Number of Accumulation Units outstanding at end of period (in thousands)	36	45	47	60	82	84	86	112	138	173
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.940	$21.584	$17.111	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291
Accumulation Unit Value at end of period	$27.747	$20.940	$21.584	$17.111	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307
Number of Accumulation Units outstanding at end of period (in thousands)	38	41	48	54	68	74	112	162	212	249
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.766	$21.415	$16.986	$17.575	$16.908	$15.277	$12.068	$10.912	$11.258	$10.251
Accumulation Unit Value at end of period	$27.503	$20.766	$21.415	$16.986	$17.575	$16.908	$15.277	$12.068	$10.912	$11.258
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	10	9	12	10	9	9	10	13
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.253	$20.918	$16.616	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134
Accumulation Unit Value at end of period	$26.783	$20.253	$20.918	$16.616	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112
Number of Accumulation Units outstanding at end of period (in thousands)	23	30	35	32	46	44	52	121	108	137
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.253	$20.918	$16.616	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134
Accumulation Unit Value at end of period	$26.783	$20.253	$20.918	$16.616	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112
Number of Accumulation Units outstanding at end of period (in thousands)	23	30	35	32	46	44	52	121	108	137
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.753	$20.432	$16.255	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018
Accumulation Unit Value at end of period	$26.083	$19.753	$20.432	$16.255	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969
Number of Accumulation Units outstanding at end of period (in thousands)	53	64	82	97	111	146	187	232	293	364
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.753	$20.432	$16.255	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018
Accumulation Unit Value at end of period	$26.083	$19.753	$20.432	$16.255	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969
Number of Accumulation Units outstanding at end of period (in thousands)	53	64	82	97	111	146	187	232	293	364
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.599	$20.283	$16.144	$16.762	$16.183	$14.673	$11.631	$10.554	$10.927	$9.985
Accumulation Unit Value at end of period	$25.866	$19.599	$20.283	$16.144	$16.762	$16.183	$14.673	$11.631	$10.554	$10.927
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	16	20	21	24	29	39	50	61
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.265	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903
Accumulation Unit Value at end of period	$25.401	$19.265	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827
Number of Accumulation Units outstanding at end of period (in thousands)	50	60	72	89	175	225	164	216	294	384
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.122	$19.819	$15.799	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874
Accumulation Unit Value at end of period	$25.199	$19.122	$19.819	$15.799	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790
Number of Accumulation Units outstanding at end of period (in thousands)	123	152	177	186	215	236	252	215	242	165

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.122	$19.819	$15.799	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874
Accumulation Unit Value at end of period	$25.199	$19.122	$19.819	$15.799	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790
Number of Accumulation Units outstanding at end of period (in thousands)	123	152	177	186	215	236	252	215	242	165
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.954	$19.654	$15.675	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831
Accumulation Unit Value at end of period	$24.965	$18.954	$19.654	$15.675	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738
Number of Accumulation Units outstanding at end of period (in thousands)	105	125	175	191	253	328	383	550	756	933
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.643	$19.351	$15.449	$16.089	$15.579	$14.168	$11.265	$10.252	$10.646	$9.757
Accumulation Unit Value at end of period	$24.531	$18.643	$19.351	$15.449	$16.089	$15.579	$14.168	$11.265	$10.252	$10.646
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	16	16	18	15	18	15	14	18
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.497	$19.210	$15.344	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725
Accumulation Unit Value at end of period	$24.327	$18.497	$19.210	$15.344	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	11	11	29	35	17	23	32	34
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.341	$19.057	$15.230	$15.876	$15.388	$14.009	$11.149	$10.158	$10.558	$9.687
Accumulation Unit Value at end of period	$24.110	$18.341	$19.057	$15.230	$15.876	$15.388	$14.009	$11.149	$10.158	$10.558
Number of Accumulation Units outstanding at end of period (in thousands)	21	17	17	18	23	32	28	31	45	45
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.918	$18.646	$14.923	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592
Accumulation Unit Value at end of period	$23.519	$17.918	$18.646	$14.923	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439
Number of Accumulation Units outstanding at end of period (in thousands)	50	56	73	77	105	138	148	210	266	334

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.027	$33.156	$30.961	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996	$19.018
Accumulation Unit Value at end of period	$35.599	$29.027	$33.156	$30.961	$27.990	$29.460	$28.262	$22.458	$20.091	$20.996
Number of Accumulation Units outstanding at end of period (in thousands)	91	104	120	132	150	180	213	300	370	474
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.353	$32.434	$30.333	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828
Accumulation Unit Value at end of period	$34.720	$28.353	$32.434	$30.333	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756
Number of Accumulation Units outstanding at end of period (in thousands)	44	52	58	82	96	113	159	208	262	287
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.132	$32.197	$30.126	$27.290	$28.780	$27.665	$22.028	$19.746	$20.676	$18.766
Accumulation Unit Value at end of period	$34.432	$28.132	$32.197	$30.126	$27.290	$28.780	$27.665	$22.028	$19.746	$20.676
Number of Accumulation Units outstanding at end of period (in thousands)	62	72	88	98	106	108	106	98	126	127
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.478	$31.497	$29.515	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579
Accumulation Unit Value at end of period	$33.581	$27.478	$31.497	$29.515	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440
Number of Accumulation Units outstanding at end of period (in thousands)	104	118	136	160	194	224	255	452	549	691
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.478	$31.497	$29.515	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579
Accumulation Unit Value at end of period	$33.581	$27.478	$31.497	$29.515	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440
Number of Accumulation Units outstanding at end of period (in thousands)	104	118	136	160	194	224	255	452	549	691
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.840	$30.811	$28.916	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394
Accumulation Unit Value at end of period	$32.752	$26.840	$30.811	$28.916	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206
Number of Accumulation Units outstanding at end of period (in thousands)	137	152	177	203	244	290	354	429	548	667
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.840	$30.811	$28.916	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394
Accumulation Unit Value at end of period	$32.752	$26.840	$30.811	$28.916	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206
Number of Accumulation Units outstanding at end of period (in thousands)	137	152	177	203	244	290	354	429	548	667
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.630	$30.586	$28.719	$26.106	$27.629	$26.651	$21.295	$19.155	$20.129	$18.333
Accumulation Unit Value at end of period	$32.480	$26.630	$30.586	$28.719	$26.106	$27.629	$26.651	$21.295	$19.155	$20.129
Number of Accumulation Units outstanding at end of period (in thousands)	14	20	20	23	26	28	38	54	70	77
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.216	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211
Accumulation Unit Value at end of period	$31.943	$26.216	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975
Number of Accumulation Units outstanding at end of period (in thousands)	94	119	143	168	201	246	338	463	594	747
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.012	$29.920	$28.136	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150
Accumulation Unit Value at end of period	$31.678	$26.012	$29.920	$28.136	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898
Number of Accumulation Units outstanding at end of period (in thousands)	129	150	172	194	230	286	306	258	371	310

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.012	$29.920	$28.136	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150
Accumulation Unit Value at end of period	$31.678	$26.012	$29.920	$28.136	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898
Number of Accumulation Units outstanding at end of period (in thousands)	129	150	172	194	230	286	306	258	371	310
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.809	$29.702	$27.944	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090
Accumulation Unit Value at end of period	$31.415	$25.809	$29.702	$27.944	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822
Number of Accumulation Units outstanding at end of period (in thousands)	108	157	187	217	267	310	433	598	779	1,000
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.407	$29.269	$27.565	$25.132	$26.678	$25.812	$20.686	$18.664	$19.671	$17.969
Accumulation Unit Value at end of period	$30.896	$25.407	$29.269	$27.565	$25.132	$26.678	$25.812	$20.686	$18.664	$19.671
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	31	37	48	60	80	115	142	190
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.209	$29.055	$27.377	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910
Accumulation Unit Value at end of period	$30.639	$25.209	$29.055	$27.377	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	11	13	15	16	16	22	36	53
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.012	$28.843	$27.191	$24.816	$26.369	$25.538	$20.487	$18.502	$19.521	$17.850
Accumulation Unit Value at end of period	$30.385	$25.012	$28.843	$27.191	$24.816	$26.369	$25.538	$20.487	$18.502	$19.521
Number of Accumulation Units outstanding at end of period (in thousands)	41	44	51	53	63	71	91	133	174	288
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.448	$28.234	$26.657	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684
Accumulation Unit Value at end of period	$29.654	$24.448	$28.234	$26.657	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310
Number of Accumulation Units outstanding at end of period (in thousands)	55	69	89	107	136	208	233	297	471	630

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.805	$25.432	$23.804	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107	$13.777
Accumulation Unit Value at end of period	$27.564	$22.805	$25.432	$23.804	$20.799	$22.188	$21.005	$16.607	$14.742	$15.107
Number of Accumulation Units outstanding at end of period (in thousands)	459	521	693	751	841	968	1,199	1,570	1,992	2,528
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.147	$24.736	$23.187	$20.291	$21.678	$20.553	$16.274	$14.468	$14.849	$13.562
Accumulation Unit Value at end of period	$26.729	$22.147	$24.736	$23.187	$20.291	$21.678	$20.553	$16.274	$14.468	$14.849
Number of Accumulation Units outstanding at end of period (in thousands)	183	222	262	311	351	436	571	785	1,001	1,152
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.002	$24.586	$23.058	$20.188	$21.579	$20.469	$16.216	$14.423	$14.810	$13.534
Accumulation Unit Value at end of period	$26.540	$22.002	$24.586	$23.058	$20.188	$21.579	$20.469	$16.216	$14.423	$14.810
Number of Accumulation Units outstanding at end of period (in thousands)	152	179	210	240	265	293	350	357	459	504

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.367	$23.913	$22.460	$19.694	$21.083	$20.028	$15.891	$14.155	$14.557	$13.322
Accumulation Unit Value at end of period	$25.736	$21.367	$23.913	$22.460	$19.694	$21.083	$20.028	$15.891	$14.155	$14.557
Number of Accumulation Units outstanding at end of period (in thousands)	281	337	380	446	523	632	802	1,136	1,422	1,849
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.367	$23.913	$22.460	$19.694	$21.083	$20.028	$15.891	$14.155	$14.557	$13.322
Accumulation Unit Value at end of period	$25.736	$21.367	$23.913	$22.460	$19.694	$21.083	$20.028	$15.891	$14.155	$14.557
Number of Accumulation Units outstanding at end of period (in thousands)	281	337	380	446	523	632	802	1,136	1,422	1,849
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.987	$22.401	$21.072	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631
Accumulation Unit Value at end of period	$24.037	$19.987	$22.401	$21.072	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781
Number of Accumulation Units outstanding at end of period (in thousands)	457	511	606	732	843	995	1,197	1,649	2,091	2,612
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.987	$22.401	$21.072	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631
Accumulation Unit Value at end of period	$24.037	$19.987	$22.401	$21.072	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781
Number of Accumulation Units outstanding at end of period (in thousands)	457	511	606	732	843	995	1,197	1,649	2,091	2,612
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.677	$23.187	$21.822	$19.173	$20.565	$19.576	$15.563	$13.891	$14.314	$13.126
Accumulation Unit Value at end of period	$24.855	$20.677	$23.187	$21.822	$19.173	$20.565	$19.576	$15.563	$13.891	$14.314
Number of Accumulation Units outstanding at end of period (in thousands)	26	42	55	59	65	83	93	136	176	223
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.447	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457
Accumulation Unit Value at end of period	$23.353	$19.447	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571
Number of Accumulation Units outstanding at end of period (in thousands)	484	579	705	840	993	1,201	1,577	2,221	2,868	3,817
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.174	$22.656	$21.355	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981
Accumulation Unit Value at end of period	$24.214	$20.174	$22.656	$21.355	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134
Number of Accumulation Units outstanding at end of period (in thousands)	406	456	514	564	618	681	772	696	748	598
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.174	$22.656	$21.355	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981
Accumulation Unit Value at end of period	$24.214	$20.174	$22.656	$21.355	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134
Number of Accumulation Units outstanding at end of period (in thousands)	406	456	514	564	618	681	772	696	748	598
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.863	$22.318	$21.046	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838
Accumulation Unit Value at end of period	$23.829	$19.863	$22.318	$21.046	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972
Number of Accumulation Units outstanding at end of period (in thousands)	339	420	492	586	718	889	1,182	1,792	2,449	3,115
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.819	$21.166	$19.980	$17.607	$18.943	$18.086	$14.422	$12.911	$13.344	$12.273
Accumulation Unit Value at end of period	$22.554	$18.819	$21.166	$19.980	$17.607	$18.943	$18.086	$14.422	$12.911	$13.344
Number of Accumulation Units outstanding at end of period (in thousands)	70	83	92	116	144	177	220	308	369	448

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.672	$21.012	$19.844	$17.496	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232
Accumulation Unit Value at end of period	$22.366	$18.672	$21.012	$19.844	$17.496	$18.833	$17.990	$14.352	$12.855	$13.293
Number of Accumulation Units outstanding at end of period (in thousands)	53	58	64	72	81	95	107	153	202	243
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.221	$21.641	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739	$12.649
Accumulation Unit Value at end of period	$23.013	$19.221	$21.641	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739
Number of Accumulation Units outstanding at end of period (in thousands)	85	97	128	144	168	187	239	337	387	480
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.800	$21.198	$20.060	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540
Accumulation Unit Value at end of period	$22.475	$18.800	$21.198	$20.060	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600
Number of Accumulation Units outstanding at end of period (in thousands)	156	184	220	257	326	417	510	688	898	1,113

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.357	$30.294	$25.482	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813	$12.451
Accumulation Unit Value at end of period	$36.137	$28.357	$30.294	$25.482	$22.269	$23.438	$21.862	$17.095	$15.483	$14.813
Number of Accumulation Units outstanding at end of period (in thousands)	165	193	217	246	259	312	372	426	466	489
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.698	$29.635	$24.965	$21.850	$23.031	$21.515	$16.848	$15.283	$14.644	$12.327
Accumulation Unit Value at end of period	$35.244	$27.698	$29.635	$24.965	$21.850	$23.031	$21.515	$16.848	$15.283	$14.644
Number of Accumulation Units outstanding at end of period (in thousands)	91	105	131	149	202	272	378	510	612	679
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.482	$29.418	$24.795	$21.712	$22.897	$21.400	$16.767	$15.217	$14.588	$12.286
Accumulation Unit Value at end of period	$34.952	$27.482	$29.418	$24.795	$21.712	$22.897	$21.400	$16.767	$15.217	$14.588
Number of Accumulation Units outstanding at end of period (in thousands)	60	72	82	86	84	99	106	127	104	80
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.844	$28.778	$24.292	$21.303	$22.500	$21.060	$16.526	$15.020	$14.421	$12.164
Accumulation Unit Value at end of period	$34.089	$26.844	$28.778	$24.292	$21.303	$22.500	$21.060	$16.526	$15.020	$14.421
Number of Accumulation Units outstanding at end of period (in thousands)	187	226	254	306	363	460	543	825	937	1,087
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.844	$28.778	$24.292	$21.303	$22.500	$21.060	$16.526	$15.020	$14.421	$12.164
Accumulation Unit Value at end of period	$34.089	$26.844	$28.778	$24.292	$21.303	$22.500	$21.060	$16.526	$15.020	$14.421
Number of Accumulation Units outstanding at end of period (in thousands)	187	226	254	306	363	460	543	825	937	1,087
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.220	$28.152	$23.799	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043
Accumulation Unit Value at end of period	$33.247	$26.220	$28.152	$23.799	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256
Number of Accumulation Units outstanding at end of period (in thousands)	212	235	278	350	394	475	623	815	1,038	1,176

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.220	$28.152	$23.799	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043
Accumulation Unit Value at end of period	$33.247	$26.220	$28.152	$23.799	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256
Number of Accumulation Units outstanding at end of period (in thousands)	212	235	278	350	394	475	623	815	1,038	1,176
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.015	$27.946	$23.637	$20.770	$21.981	$20.616	$16.209	$14.762	$14.201	$12.003
Accumulation Unit Value at end of period	$32.971	$26.015	$27.946	$23.637	$20.770	$21.981	$20.616	$16.209	$14.762	$14.201
Number of Accumulation Units outstanding at end of period (in thousands)	49	62	67	73	78	111	115	131	154	159
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.611	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923
Accumulation Unit Value at end of period	$32.426	$25.611	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093
Number of Accumulation Units outstanding at end of period (in thousands)	197	240	287	355	415	508	685	938	1,211	1,525
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.411	$27.338	$23.157	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883
Accumulation Unit Value at end of period	$32.157	$25.411	$27.338	$23.157	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039
Number of Accumulation Units outstanding at end of period (in thousands)	500	566	633	703	716	814	889	783	839	426
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.411	$27.338	$23.157	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883
Accumulation Unit Value at end of period	$32.157	$25.411	$27.338	$23.157	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039
Number of Accumulation Units outstanding at end of period (in thousands)	500	566	633	703	716	814	889	783	839	426
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.212	$27.138	$22.999	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844
Accumulation Unit Value at end of period	$31.890	$25.212	$27.138	$22.999	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985
Number of Accumulation Units outstanding at end of period (in thousands)	325	390	469	559	648	778	1,015	1,370	1,696	1,950
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.820	$26.743	$22.687	$19.995	$21.225	$19.966	$15.745	$14.383	$13.878	$11.765
Accumulation Unit Value at end of period	$31.362	$24.820	$26.743	$22.687	$19.995	$21.225	$19.966	$15.745	$14.383	$13.878
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	30	43	61	76	109	160	174	204
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.627	$26.547	$22.532	$19.869	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726
Accumulation Unit Value at end of period	$31.102	$24.627	$26.547	$22.532	$19.869	$21.101	$19.860	$15.669	$14.321	$13.825
Number of Accumulation Units outstanding at end of period (in thousands)	28	30	35	42	47	54	60	79	105	153
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.435	$26.353	$22.379	$19.744	$20.978	$19.754	$15.594	$14.259	$13.772	$11.687
Accumulation Unit Value at end of period	$30.844	$24.435	$26.353	$22.379	$19.744	$20.978	$19.754	$15.594	$14.259	$13.772
Number of Accumulation Units outstanding at end of period (in thousands)	58	64	80	93	102	116	167	196	212	239

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.883	$25.797	$21.939	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578
Accumulation Unit Value at end of period	$30.102	$23.883	$25.797	$21.939	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623
Number of Accumulation Units outstanding at end of period (in thousands)	171	198	231	264	310	425	518	628	842	916

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.965	$18.583	$17.031	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841	$7.783
Accumulation Unit Value at end of period	$19.891	$15.965	$18.583	$17.031	$13.266	$14.526	$14.647	$10.903	$9.339	$9.841
Number of Accumulation Units outstanding at end of period (in thousands)	35	37	49	53	49	68	110	98	101	141
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.697	$18.298	$16.795	$13.102	$14.368	$14.510	$10.817	$9.279	$9.793	$7.756
Accumulation Unit Value at end of period	$19.528	$15.697	$18.298	$16.795	$13.102	$14.368	$14.510	$10.817	$9.279	$9.793
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	12	13	22	25	24	61	50
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.609	$18.204	$16.717	$13.048	$14.316	$14.464	$10.788	$9.259	$9.777	$7.748
Accumulation Unit Value at end of period	$19.408	$15.609	$18.204	$16.717	$13.048	$14.316	$14.464	$10.788	$9.259	$9.777
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	15	22	23	26	31	25	26	26
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.347	$17.926	$16.486	$12.887	$14.161	$14.329	$10.703	$9.200	$9.729	$7.721
Accumulation Unit Value at end of period	$19.054	$15.347	$17.926	$16.486	$12.887	$14.161	$14.329	$10.703	$9.200	$9.729
Number of Accumulation Units outstanding at end of period (in thousands)	38	49	58	69	78	69	82	72	93	134
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.347	$17.926	$16.486	$12.887	$14.161	$14.329	$10.703	$9.200	$9.729	$7.721
Accumulation Unit Value at end of period	$19.054	$15.347	$17.926	$16.486	$12.887	$14.161	$14.329	$10.703	$9.200	$9.729
Number of Accumulation Units outstanding at end of period (in thousands)	38	49	58	69	78	69	82	72	93	134
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.089	$17.651	$16.258	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695
Accumulation Unit Value at end of period	$18.706	$15.089	$17.651	$16.258	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681
Number of Accumulation Units outstanding at end of period (in thousands)	22	31	41	50	52	64	89	103	120	151
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.089	$17.651	$16.258	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695
Accumulation Unit Value at end of period	$18.706	$15.089	$17.651	$16.258	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681
Number of Accumulation Units outstanding at end of period (in thousands)	22	31	41	50	52	64	89	103	120	151
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.004	$17.561	$16.183	$12.675	$13.956	$14.150	$10.591	$9.122	$9.665	$7.686
Accumulation Unit Value at end of period	$18.591	$15.004	$17.561	$16.183	$12.675	$13.956	$14.150	$10.591	$9.122	$9.665
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	5	5	9	14	26	22

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.836	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668
Accumulation Unit Value at end of period	$18.364	$14.836	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633
Number of Accumulation Units outstanding at end of period (in thousands)	64	70	80	155	53	64	103	141	95	200
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.752	$17.292	$15.959	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660
Accumulation Unit Value at end of period	$18.252	$14.752	$17.292	$15.959	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617
Number of Accumulation Units outstanding at end of period (in thousands)	81	99	109	138	83	105	117	87	109	197
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.752	$17.292	$15.959	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660
Accumulation Unit Value at end of period	$18.252	$14.752	$17.292	$15.959	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617
Number of Accumulation Units outstanding at end of period (in thousands)	81	99	109	138	83	105	117	87	109	197
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.669	$17.204	$15.885	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651
Accumulation Unit Value at end of period	$18.140	$14.669	$17.204	$15.885	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602
Number of Accumulation Units outstanding at end of period (in thousands)	54	60	73	86	54	80	151	149	268	301
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.505	$17.028	$15.739	$12.364	$13.654	$13.886	$10.424	$9.005	$9.570	$7.633
Accumulation Unit Value at end of period	$17.919	$14.505	$17.028	$15.739	$12.364	$13.654	$13.886	$10.424	$9.005	$9.570
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	8	5	8	12	31	24	42
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.423	$16.940	$15.666	$12.313	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625
Accumulation Unit Value at end of period	$17.809	$14.423	$16.940	$15.666	$12.313	$13.605	$13.842	$10.397	$8.986	$9.554
Number of Accumulation Units outstanding at end of period (in thousands)	26	3	3	41	—	2	18	3	3	5
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.342	$16.853	$15.593	$12.262	$13.555	$13.799	$10.369	$8.967	$9.539	$7.616
Accumulation Unit Value at end of period	$17.700	$14.342	$16.853	$15.593	$12.262	$13.555	$13.799	$10.369	$8.967	$9.539
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	18	21	21	19	34	26	32	34
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.101	$16.595	$15.377	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590
Accumulation Unit Value at end of period	$17.377	$14.101	$16.595	$15.377	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492
Number of Accumulation Units outstanding at end of period (in thousands)	23	15	16	33	14	23	40	43	46	54

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.511	$26.268	$21.942	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025	$11.939
Accumulation Unit Value at end of period	$31.768	$24.511	$26.268	$21.942	$21.361	$22.254	$20.998	$15.413	$14.100	$15.025
Number of Accumulation Units outstanding at end of period (in thousands)	253	290	332	367	414	473	583	770	971	1,204
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.804	$25.549	$21.374	$20.839	$21.742	$20.546	$15.104	$13.838	$14.768	$11.752
Accumulation Unit Value at end of period	$30.806	$23.804	$25.549	$21.374	$20.839	$21.742	$20.546	$15.104	$13.838	$14.768
Number of Accumulation Units outstanding at end of period (in thousands)	75	86	107	125	149	180	221	266	304	358
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.648	$25.393	$21.255	$20.733	$21.642	$20.463	$15.050	$13.796	$14.730	$11.728
Accumulation Unit Value at end of period	$30.588	$23.648	$25.393	$21.255	$20.733	$21.642	$20.463	$15.050	$13.796	$14.730
Number of Accumulation Units outstanding at end of period (in thousands)	47	55	60	69	79	90	106	139	181	220
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.966	$24.698	$20.704	$20.226	$21.145	$20.022	$14.748	$13.539	$14.478	$11.544
Accumulation Unit Value at end of period	$29.662	$22.966	$24.698	$20.704	$20.226	$21.145	$20.022	$14.748	$13.539	$14.478
Number of Accumulation Units outstanding at end of period (in thousands)	143	172	188	226	254	334	406	523	667	857
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.966	$24.698	$20.704	$20.226	$21.145	$20.022	$14.748	$13.539	$14.478	$11.544
Accumulation Unit Value at end of period	$29.662	$22.966	$24.698	$20.704	$20.226	$21.145	$20.022	$14.748	$13.539	$14.478
Number of Accumulation Units outstanding at end of period (in thousands)	143	172	188	226	254	334	406	523	667	857
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.987	$13.987	$11.743	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617
Accumulation Unit Value at end of period	$16.748	$12.987	$13.987	$11.743	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286
Number of Accumulation Units outstanding at end of period (in thousands)	165	203	255	300	368	451	563	894	1,137	1,408
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.987	$13.987	$11.743	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617
Accumulation Unit Value at end of period	$16.748	$12.987	$13.987	$11.743	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286
Number of Accumulation Units outstanding at end of period (in thousands)	165	203	255	300	368	451	563	894	1,137	1,408
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.224	$23.948	$20.115	$19.690	$20.626	$19.570	$14.444	$13.287	$14.236	$11.374
Accumulation Unit Value at end of period	$28.646	$22.224	$23.948	$20.115	$19.690	$20.626	$19.570	$14.444	$13.287	$14.236
Number of Accumulation Units outstanding at end of period (in thousands)	20	24	27	33	35	41	59	81	102	122
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.636	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526
Accumulation Unit Value at end of period	$16.271	$12.636	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159
Number of Accumulation Units outstanding at end of period (in thousands)	276	343	394	508	702	777	1,032	1,219	1,649	2,249
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.683	$23.400	$19.685	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248
Accumulation Unit Value at end of period	$27.907	$21.683	$23.400	$19.685	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058
Number of Accumulation Units outstanding at end of period (in thousands)	207	221	230	245	254	268	292	280	313	340

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.683	$23.400	$19.685	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248
Accumulation Unit Value at end of period	$27.907	$21.683	$23.400	$19.685	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058
Number of Accumulation Units outstanding at end of period (in thousands)	207	221	230	245	254	268	292	280	313	340
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.349	$23.051	$19.400	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125
Accumulation Unit Value at end of period	$27.463	$21.349	$23.051	$19.400	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896
Number of Accumulation Units outstanding at end of period (in thousands)	170	197	224	263	345	420	530	663	845	1,039
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.228	$13.216	$11.134	$10.932	$11.486	$10.930	$8.091	$7.465	$8.023	$6.429
Accumulation Unit Value at end of period	$15.714	$12.228	$13.216	$11.134	$10.932	$11.486	$10.930	$8.091	$7.465	$8.023
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	34	43	60	67	96	137	173	241
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.132	$13.119	$11.058	$10.862	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408
Accumulation Unit Value at end of period	$15.583	$12.132	$13.119	$11.058	$10.862	$11.419	$10.872	$8.052	$7.433	$7.992
Number of Accumulation Units outstanding at end of period (in thousands)	27	37	34	43	55	69	80	86	108	147
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.659	$22.351	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664	$10.961
Accumulation Unit Value at end of period	$26.522	$20.659	$22.351	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664
Number of Accumulation Units outstanding at end of period (in thousands)	34	38	40	45	57	67	136	174	192	196
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.700	$12.677	$10.707	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292
Accumulation Unit Value at end of period	$14.998	$11.700	$12.677	$10.707	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832
Number of Accumulation Units outstanding at end of period (in thousands)	111	136	154	191	213	270	334	448	492	632

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.974	$23.752	$22.998	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505	$17.786
Accumulation Unit Value at end of period	$24.559	$22.974	$23.752	$22.998	$21.544	$22.668	$22.510	$22.051	$19.768	$19.505
Number of Accumulation Units outstanding at end of period (in thousands)	333	363	396	442	494	593	721	903	1,036	1,233
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.312	$23.102	$22.402	$21.017	$22.147	$22.026	$21.609	$19.401	$19.171	$17.508
Accumulation Unit Value at end of period	$23.815	$22.312	$23.102	$22.402	$21.017	$22.147	$22.026	$21.609	$19.401	$19.171
Number of Accumulation Units outstanding at end of period (in thousands)	130	140	159	178	203	252	341	473	516	589
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.165	$22.962	$22.277	$20.911	$22.046	$21.936	$21.531	$19.341	$19.122	$17.472
Accumulation Unit Value at end of period	$23.647	$22.165	$22.962	$22.277	$20.911	$22.046	$21.936	$21.531	$19.341	$19.122
Number of Accumulation Units outstanding at end of period (in thousands)	87	103	119	128	136	159	154	198	208	235
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.526	$22.333	$21.700	$20.399	$21.539	$21.464	$21.100	$18.982	$18.795	$17.199
Accumulation Unit Value at end of period	$22.931	$21.526	$22.333	$21.700	$20.399	$21.539	$21.464	$21.100	$18.982	$18.795
Number of Accumulation Units outstanding at end of period (in thousands)	273	290	329	365	424	511	583	949	1,137	1,384
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.526	$22.333	$21.700	$20.399	$21.539	$21.464	$21.100	$18.982	$18.795	$17.199
Accumulation Unit Value at end of period	$22.931	$21.526	$22.333	$21.700	$20.399	$21.539	$21.464	$21.100	$18.982	$18.795
Number of Accumulation Units outstanding at end of period (in thousands)	273	290	329	365	424	511	583	949	1,137	1,384
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.159	$20.946	$20.383	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325
Accumulation Unit Value at end of period	$21.442	$20.159	$20.946	$20.383	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814
Number of Accumulation Units outstanding at end of period (in thousands)	186	220	273	338	409	519	676	923	1,051	1,267
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.159	$20.946	$20.383	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325
Accumulation Unit Value at end of period	$21.442	$20.159	$20.946	$20.383	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814
Number of Accumulation Units outstanding at end of period (in thousands)	186	220	273	338	409	519	676	923	1,051	1,267
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.831	$21.655	$21.083	$19.859	$21.011	$20.980	$20.665	$18.627	$18.481	$16.945
Accumulation Unit Value at end of period	$22.146	$20.831	$21.655	$21.083	$19.859	$21.011	$20.980	$20.665	$18.627	$18.481
Number of Accumulation Units outstanding at end of period (in thousands)	54	71	81	83	94	102	108	141	160	193
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.615	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100
Accumulation Unit Value at end of period	$20.832	$19.615	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542
Number of Accumulation Units outstanding at end of period (in thousands)	247	311	365	454	591	744	952	1,250	1,498	1,906
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.324	$21.160	$20.632	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758
Accumulation Unit Value at end of period	$21.575	$20.324	$21.160	$20.632	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249
Number of Accumulation Units outstanding at end of period (in thousands)	268	304	384	424	464	569	637	712	691	604

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.324	$21.160	$20.632	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758
Accumulation Unit Value at end of period	$21.575	$20.324	$21.160	$20.632	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249
Number of Accumulation Units outstanding at end of period (in thousands)	268	304	384	424	464	569	637	712	691	604
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.011	$20.845	$20.334	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574
Accumulation Unit Value at end of period	$21.232	$20.011	$20.845	$20.334	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040
Number of Accumulation Units outstanding at end of period (in thousands)	287	327	414	458	584	738	943	1,286	1,589	1,806
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.981	$19.792	$19.327	$18.260	$19.376	$19.406	$19.172	$17.334	$17.249	$15.863
Accumulation Unit Value at end of period	$20.119	$18.981	$19.792	$19.327	$18.260	$19.376	$19.406	$19.172	$17.334	$17.249
Number of Accumulation Units outstanding at end of period (in thousands)	28	31	38	43	66	91	113	160	160	220
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.833	$19.647	$19.195	$18.144	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810
Accumulation Unit Value at end of period	$19.952	$18.833	$19.647	$19.195	$18.144	$19.264	$19.303	$19.079	$17.259	$17.183
Number of Accumulation Units outstanding at end of period (in thousands)	28	37	64	71	59	72	96	111	136	204
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.365	$20.212	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739	$16.330
Accumulation Unit Value at end of period	$20.505	$19.365	$20.212	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739
Number of Accumulation Units outstanding at end of period (in thousands)	48	57	78	86	93	114	162	227	248	272
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.364	$19.196	$18.791	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696
Accumulation Unit Value at end of period	$19.416	$18.364	$19.196	$18.791	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025
Number of Accumulation Units outstanding at end of period (in thousands)	123	145	162	184	213	256	335	429	510	588

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.064	$1.063	$1.067	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147	$1.163
Accumulation Unit Value at end of period	$1.079	$1.064	$1.063	$1.067	$1.072	$1.085	$1.099	$1.115	$1.131	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	5,311	5,773	6,072	6,381	6,662	7,792	10,353	15,627	18,412	19,874
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.034	$1.034	$1.039	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145
Accumulation Unit Value at end of period	$1.046	$1.034	$1.034	$1.039	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127
Number of Accumulation Units outstanding at end of period (in thousands)	1,164	1,430	1,820	1,852	1,920	2,976	4,344	6,658	10,177	8,397
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.027	$1.027	$1.033	$1.040	$1.055	$1.071	$1.089	$1.106	$1.124	$1.142
Accumulation Unit Value at end of period	$1.039	$1.027	$1.027	$1.033	$1.040	$1.055	$1.071	$1.089	$1.106	$1.124
Number of Accumulation Units outstanding at end of period (in thousands)	1,048	1,264	1,064	1,136	2,858	2,812	3,246	2,423	3,020	2,453

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.997	$0.999	$1.007	$1.015	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124
Accumulation Unit Value at end of period	$1.008	$0.997	$0.999	$1.007	$1.015	$1.031	$1.048	$1.067	$1.086	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	2,635	2,823	3,130	3,738	3,621	4,973	6,329	10,609	14,827	15,763
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.997	$0.999	$1.007	$1.015	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124
Accumulation Unit Value at end of period	$1.008	$0.997	$0.999	$1.007	$1.015	$1.031	$1.048	$1.067	$1.086	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	2,635	2,823	3,130	3,738	3,621	4,973	6,329	10,609	14,827	15,763
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.923	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055
Accumulation Unit Value at end of period	$0.931	$0.923	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035
Number of Accumulation Units outstanding at end of period (in thousands)	2,975	3,581	3,915	4,534	5,369	5,894	9,836	12,297	17,572	16,268
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.923	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055
Accumulation Unit Value at end of period	$0.931	$0.923	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035
Number of Accumulation Units outstanding at end of period (in thousands)	2,975	3,581	3,915	4,534	5,369	5,894	9,836	12,297	17,572	16,268
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.965	$0.969	$0.978	$0.988	$1.006	$1.025	$1.045	$1.065	$1.086	$1.108
Accumulation Unit Value at end of period	$0.973	$0.965	$0.969	$0.978	$0.988	$1.006	$1.025	$1.045	$1.065	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	477	540	569	458	571	811	1,102	1,493	3,045	2,680
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.898	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041
Accumulation Unit Value at end of period	$0.905	$0.898	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019
Number of Accumulation Units outstanding at end of period (in thousands)	3,890	4,316	4,936	6,568	7,508	9,427	12,434	18,751	25,260	26,655
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.942	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096
Accumulation Unit Value at end of period	$0.948	$0.942	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	2,328	3,249	3,364	3,678	4,329	5,385	5,508	6,525	8,611	6,652
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.942	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096
Accumulation Unit Value at end of period	$0.948	$0.942	$0.947	$0.957	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	2,328	3,249	3,364	3,678	4,329	5,385	5,508	6,525	8,611	6,652
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.927	$0.933	$0.943	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084
Accumulation Unit Value at end of period	$0.933	$0.927	$0.933	$0.943	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	3,774	4,500	4,554	5,501	4,625	5,981	9,773	21,381	29,081	32,513
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.869	$0.875	$0.886	$0.898	$0.917	$0.937	$0.958	$0.980	$1.002	$1.025
Accumulation Unit Value at end of period	$0.874	$0.869	$0.875	$0.886	$0.898	$0.917	$0.937	$0.958	$0.980	$1.002
Number of Accumulation Units outstanding at end of period (in thousands)	1,339	1,875	984	1,144	1,223	1,310	2,628	3,434	3,885	4,707

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.863	$0.869	$0.880	$0.892	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022
Accumulation Unit Value at end of period	$0.867	$0.863	$0.869	$0.880	$0.892	$0.912	$0.932	$0.954	$0.976	$0.999
Number of Accumulation Units outstanding at end of period (in thousands)	417	448	488	546	598	583	838	964	1,205	2,073
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043	$1.068
Accumulation Unit Value at end of period	$0.901	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043
Number of Accumulation Units outstanding at end of period (in thousands)	1,005	1,240	1,221	1,152	1,340	1,600	1,988	3,283	3,679	4,166
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.836	$0.843	$0.856	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008
Accumulation Unit Value at end of period	$0.838	$0.836	$0.843	$0.856	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983
Number of Accumulation Units outstanding at end of period (in thousands)	1,268	1,194	1,474	1,837	2,081	2,879	5,166	5,490	8,332	9,414

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.040	$20.034	$15.954	$15.821	$15.279	$14.288	$10.339	$9.219	$10.726	$—
Accumulation Unit Value at end of period	$25.676	$19.040	$20.034	$15.954	$15.821	$15.279	$14.288	$10.339	$9.219	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	77	87	92	138	158	187	236	123	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.818	$19.831	$15.816	$15.707	$15.192	$14.228	$10.312	$9.208	$10.724	$—
Accumulation Unit Value at end of period	$25.340	$18.818	$19.831	$15.816	$15.707	$15.192	$14.228	$10.312	$9.208	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	43	97	99	102	109	122	86	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.745	$19.764	$15.771	$15.670	$15.163	$14.209	$10.302	$9.205	$10.724	$—
Accumulation Unit Value at end of period	$25.229	$18.745	$19.764	$15.771	$15.670	$15.163	$14.209	$10.302	$9.205	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	29	28	23	24	30	35	37	25	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.527	$19.564	$15.634	$15.558	$15.077	$14.149	$10.275	$9.194	$10.722	$—
Accumulation Unit Value at end of period	$24.898	$18.527	$19.564	$15.634	$15.558	$15.077	$14.149	$10.275	$9.194	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	51	56	71	74	95	117	183	99	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.527	$19.564	$15.634	$15.558	$15.077	$14.149	$10.275	$9.194	$10.722	$—
Accumulation Unit Value at end of period	$24.898	$18.527	$19.564	$15.634	$15.558	$15.077	$14.149	$10.275	$9.194	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	51	56	71	74	95	117	183	99	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.312	$19.365	$15.499	$15.446	$14.992	$14.090	$10.247	$9.183	$10.720	$—
Accumulation Unit Value at end of period	$24.572	$18.312	$19.365	$15.499	$15.446	$14.992	$14.090	$10.247	$9.183	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	66	74	87	126	159	191	109	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.312	$19.365	$15.499	$15.446	$14.992	$14.090	$10.247	$9.183	$10.720	$—
Accumulation Unit Value at end of period	$24.572	$18.312	$19.365	$15.499	$15.446	$14.992	$14.090	$10.247	$9.183	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	52	66	74	87	126	159	191	109	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.241	$19.300	$15.454	$15.409	$14.963	$14.071	$10.238	$9.179	$10.719	$—
Accumulation Unit Value at end of period	$24.465	$18.241	$19.300	$15.454	$15.409	$14.963	$14.071	$10.238	$9.179	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	31	35	28	38	37	33	41	15	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.100	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$10.718	$—
Accumulation Unit Value at end of period	$24.251	$18.100	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$—
Number of Accumulation Units outstanding at end of period (in thousands)	115	128	139	145	182	223	296	388	194	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.029	$19.104	$15.320	$15.299	$14.879	$14.012	$10.210	$9.168	$10.717	$—
Accumulation Unit Value at end of period	$24.144	$18.029	$19.104	$15.320	$15.299	$14.879	$14.012	$10.210	$9.168	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	79	83	82	93	97	115	128	105	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.029	$19.104	$15.320	$15.299	$14.879	$14.012	$10.210	$9.168	$10.717	$—
Accumulation Unit Value at end of period	$24.144	$18.029	$19.104	$15.320	$15.299	$14.879	$14.012	$10.210	$9.168	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	79	83	82	93	97	115	128	105	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.959	$19.040	$15.276	$15.262	$14.850	$13.992	$10.201	$9.165	$10.716	$—
Accumulation Unit Value at end of period	$24.038	$17.959	$19.040	$15.276	$15.262	$14.850	$13.992	$10.201	$9.165	$—
Number of Accumulation Units outstanding at end of period (in thousands)	102	128	152	169	195	289	321	443	238	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.820	$18.911	$15.188	$15.189	$14.794	$13.953	$10.183	$9.157	$10.715	$—
Accumulation Unit Value at end of period	$23.828	$17.820	$18.911	$15.188	$15.189	$14.794	$13.953	$10.183	$9.157	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	10	16	18	20	23	31	28	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.750	$18.847	$15.144	$15.153	$14.766	$13.934	$10.174	$9.154	$10.714	$—
Accumulation Unit Value at end of period	$23.723	$17.750	$18.847	$15.144	$15.153	$14.766	$13.934	$10.174	$9.154	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	27	30	33	57	36	59	28	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.681	$18.783	$15.100	$15.117	$14.738	$13.914	$10.165	$9.150	$10.713	$—
Accumulation Unit Value at end of period	$23.619	$17.681	$18.783	$15.100	$15.117	$14.738	$13.914	$10.165	$9.150	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	21	25	30	40	79	64	67	19	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.476	$18.592	$14.970	$15.009	$14.655	$13.856	$10.138	$9.139	$10.711	$—
Accumulation Unit Value at end of period	$23.310	$17.476	$18.592	$14.970	$15.009	$14.655	$13.856	$10.138	$9.139	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	40	42	70	74	78	115	58	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.028	$20.178	$18.080	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897	$11.013
Accumulation Unit Value at end of period	$22.927	$18.028	$20.178	$18.080	$16.629	$17.896	$16.781	$13.166	$11.724	$11.897
Number of Accumulation Units outstanding at end of period (in thousands)	39	45	54	59	74	88	103	134	182	246
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.658	$19.793	$17.762	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933
Accumulation Unit Value at end of period	$22.422	$17.658	$19.793	$17.762	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793
Number of Accumulation Units outstanding at end of period (in thousands)	42	47	55	63	72	89	138	224	307	362
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.536	$19.667	$17.657	$16.272	$17.547	$16.487	$12.962	$11.565	$11.759	$10.907
Accumulation Unit Value at end of period	$22.257	$17.536	$19.667	$17.657	$16.272	$17.547	$16.487	$12.962	$11.565	$11.759
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	14	15	16	18	24	27	41
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.176	$19.292	$17.347	$16.010	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828
Accumulation Unit Value at end of period	$21.767	$17.176	$19.292	$17.347	$16.010	$17.290	$16.270	$12.810	$11.447	$11.656
Number of Accumulation Units outstanding at end of period (in thousands)	65	79	88	105	120	129	158	155	180	230
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.176	$19.292	$17.347	$16.010	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828
Accumulation Unit Value at end of period	$21.767	$17.176	$19.292	$17.347	$16.010	$17.290	$16.270	$12.810	$11.447	$11.656
Number of Accumulation Units outstanding at end of period (in thousands)	65	79	88	105	120	129	158	155	180	230
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.823	$18.924	$17.041	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749
Accumulation Unit Value at end of period	$21.288	$16.823	$18.924	$17.041	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555
Number of Accumulation Units outstanding at end of period (in thousands)	69	76	116	135	167	223	286	389	495	626
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.823	$18.924	$17.041	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749
Accumulation Unit Value at end of period	$21.288	$16.823	$18.924	$17.041	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555
Number of Accumulation Units outstanding at end of period (in thousands)	69	76	116	135	167	223	286	389	495	626
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.707	$18.803	$16.941	$15.667	$16.953	$15.985	$12.611	$11.291	$11.521	$10.723
Accumulation Unit Value at end of period	$21.131	$16.707	$18.803	$16.941	$15.667	$16.953	$15.985	$12.611	$11.291	$11.521
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	30	33	37	46	51	65	88	123

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.477	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672
Accumulation Unit Value at end of period	$20.819	$16.477	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454
Number of Accumulation Units outstanding at end of period (in thousands)	115	132	147	179	216	239	302	401	509	678
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.364	$18.444	$16.643	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646
Accumulation Unit Value at end of period	$20.666	$16.364	$18.444	$16.643	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421
Number of Accumulation Units outstanding at end of period (in thousands)	169	200	262	276	318	342	397	373	493	324
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.364	$18.444	$16.643	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646
Accumulation Unit Value at end of period	$20.666	$16.364	$18.444	$16.643	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421
Number of Accumulation Units outstanding at end of period (in thousands)	169	200	262	276	318	342	397	373	493	324
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.251	$18.326	$16.544	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620
Accumulation Unit Value at end of period	$20.513	$16.251	$18.326	$16.544	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387
Number of Accumulation Units outstanding at end of period (in thousands)	172	203	251	287	361	468	605	921	1,283	1,791
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.028	$18.092	$16.350	$15.165	$16.460	$15.567	$12.318	$11.062	$11.321	$10.569
Accumulation Unit Value at end of period	$20.211	$16.028	$18.092	$16.350	$15.165	$16.460	$15.567	$12.318	$11.062	$11.321
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	3	4	14	14	15	15	24
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.917	$17.977	$16.253	$15.083	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543
Accumulation Unit Value at end of period	$20.061	$15.917	$17.977	$16.253	$15.083	$16.380	$15.498	$12.270	$11.024	$11.288
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	15	17	19	21	37	57	68
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.807	$17.862	$16.157	$15.002	$16.299	$15.430	$12.222	$10.987	$11.255	$10.518
Accumulation Unit Value at end of period	$19.913	$15.807	$17.862	$16.157	$15.002	$16.299	$15.430	$12.222	$10.987	$11.255
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	18	19	27	38	46	54	67	80
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.483	$17.521	$15.873	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442
Accumulation Unit Value at end of period	$19.475	$15.483	$17.521	$15.873	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157
Number of Accumulation Units outstanding at end of period (in thousands)	64	83	87	98	124	153	204	308	364	495

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$9.983	$—	$—	$—
Accumulation Unit Value at end of period	$9.502	$9.457	$9.444	$9.523	$9.648	$9.783	$9.920	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	329	357	282	382	278	168	180	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.378	$9.379	$9.472	$9.611	$9.760	$9.911	$9.981	$—	$—	$—
Accumulation Unit Value at end of period	$9.409	$9.378	$9.379	$9.472	$9.611	$9.760	$9.911	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	112	111	132	165	186	34	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.352	$9.357	$9.455	$9.598	$9.752	$9.908	$9.981	$—	$—	$—
Accumulation Unit Value at end of period	$9.378	$9.352	$9.357	$9.455	$9.598	$9.752	$9.908	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	74	92	83	91	116	11	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$9.979	$—	$—	$—
Accumulation Unit Value at end of period	$9.286	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	202	305	295	330	441	356	344	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$9.979	$—	$—	$—
Accumulation Unit Value at end of period	$9.286	$9.274	$9.293	$9.404	$9.561	$9.729	$9.899	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	202	305	295	330	441	356	344	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.196	$9.229	$9.354	$9.524	$9.706	$9.891	$9.977	$—	$—	$—
Accumulation Unit Value at end of period	$9.194	$9.196	$9.229	$9.354	$9.524	$9.706	$9.891	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	200	207	191	242	223	161	221	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.196	$9.229	$9.354	$9.524	$9.706	$9.891	$9.977	$—	$—	$—
Accumulation Unit Value at end of period	$9.194	$9.196	$9.229	$9.354	$9.524	$9.706	$9.891	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	200	207	191	242	223	161	221	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.170	$9.208	$9.337	$9.512	$9.698	$9.888	$9.976	$—	$—	$—
Accumulation Unit Value at end of period	$9.164	$9.170	$9.208	$9.337	$9.512	$9.698	$9.888	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	5	1	10	70	42	13	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.119	$9.166	$9.304	$9.487	$9.683	$9.882	$9.975	$—	$—	$—
Accumulation Unit Value at end of period	$9.104	$9.119	$9.166	$9.304	$9.487	$9.683	$9.882	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	220	302	310	377	342	297	293	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.094	$9.145	$9.287	$9.475	$9.675	$9.879	$9.974	$—	$—	$—
Accumulation Unit Value at end of period	$9.074	$9.094	$9.145	$9.287	$9.475	$9.675	$9.879	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	289	330	370	539	341	352	309	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.094	$9.145	$9.287	$9.475	$9.675	$9.879	$9.974	$—	$—	$—
Accumulation Unit Value at end of period	$9.074	$9.094	$9.145	$9.287	$9.475	$9.675	$9.879	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	289	330	370	539	341	352	309	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.069	$9.124	$9.270	$9.463	$9.667	$9.876	$9.974	$—	$—	$—
Accumulation Unit Value at end of period	$9.044	$9.069	$9.124	$9.270	$9.463	$9.667	$9.876	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	334	289	366	320	285	230	225	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.018	$9.082	$9.237	$9.438	$9.652	$9.870	$9.972	$—	$—	$—
Accumulation Unit Value at end of period	$8.985	$9.018	$9.082	$9.237	$9.438	$9.652	$9.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	66	71	84	20	21	50	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.993	$9.062	$9.220	$9.426	$9.644	$9.867	$9.972	$—	$—	$—
Accumulation Unit Value at end of period	$8.955	$8.993	$9.062	$9.220	$9.426	$9.644	$9.867	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	167	33	31	94	68	33	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—	$—
Accumulation Unit Value at end of period	$8.926	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	116	164	81	76	69	35	39	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.893	$8.979	$9.155	$9.377	$9.614	$9.856	$9.969	$—	$—	$—
Accumulation Unit Value at end of period	$8.838	$8.893	$8.979	$9.155	$9.377	$9.614	$9.856	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	117	243	105	154	258	224	67	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.385	$1.397	$1.390	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327	$1.277
Accumulation Unit Value at end of period	$1.449	$1.385	$1.397	$1.390	$1.392	$1.407	$1.370	$1.427	$1.412	$1.327
Number of Accumulation Units outstanding at end of period (in thousands)	2,694	2,848	3,146	3,524	3,933	5,595	7,005	10,049	10,680	13,089
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.350	$1.364	$1.358	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261
Accumulation Unit Value at end of period	$1.410	$1.350	$1.364	$1.358	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309
Number of Accumulation Units outstanding at end of period (in thousands)	1,463	1,645	1,743	1,867	2,401	3,428	5,088	6,944	8,394	9,907
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.338	$1.352	$1.348	$1.353	$1.370	$1.337	$1.395	$1.383	$1.303	$1.256
Accumulation Unit Value at end of period	$1.397	$1.338	$1.352	$1.348	$1.353	$1.370	$1.337	$1.395	$1.383	$1.303
Number of Accumulation Units outstanding at end of period (in thousands)	430	730	706	687	752	786	902	1,094	1,469	1,530
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.304	$1.320	$1.317	$1.324	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240
Accumulation Unit Value at end of period	$1.359	$1.304	$1.320	$1.317	$1.324	$1.343	$1.312	$1.372	$1.362	$1.285
Number of Accumulation Units outstanding at end of period (in thousands)	1,754	2,003	2,652	2,941	3,386	4,041	5,076	8,482	11,075	13,115
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.304	$1.320	$1.317	$1.324	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240
Accumulation Unit Value at end of period	$1.359	$1.304	$1.320	$1.317	$1.324	$1.343	$1.312	$1.372	$1.362	$1.285
Number of Accumulation Units outstanding at end of period (in thousands)	1,754	2,003	2,652	2,941	3,386	4,041	5,076	8,482	11,075	13,115
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.271	$1.288	$1.287	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225
Accumulation Unit Value at end of period	$1.323	$1.271	$1.288	$1.287	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267
Number of Accumulation Units outstanding at end of period (in thousands)	4,681	5,298	6,042	6,588	7,197	7,453	9,609	12,480	13,631	16,999
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.271	$1.288	$1.287	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225
Accumulation Unit Value at end of period	$1.323	$1.271	$1.288	$1.287	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267
Number of Accumulation Units outstanding at end of period (in thousands)	4,681	5,298	6,042	6,588	7,197	7,453	9,609	12,480	13,631	16,999
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.262	$1.280	$1.280	$1.289	$1.310	$1.283	$1.343	$1.337	$1.263	$1.222
Accumulation Unit Value at end of period	$1.313	$1.262	$1.280	$1.280	$1.289	$1.310	$1.283	$1.343	$1.337	$1.263
Number of Accumulation Units outstanding at end of period (in thousands)	360	541	599	699	724	1,008	1,217	1,870	2,529	3,145
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.238	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210
Accumulation Unit Value at end of period	$1.287	$1.238	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249
Number of Accumulation Units outstanding at end of period (in thousands)	2,968	3,489	4,231	5,381	6,930	7,994	9,913	14,383	16,807	21,840
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.231	$1.251	$1.253	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209
Accumulation Unit Value at end of period	$1.279	$1.231	$1.251	$1.253	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247
Number of Accumulation Units outstanding at end of period (in thousands)	4,743	5,774	6,356	7,895	7,435	7,322	7,066	8,428	6,484	6,407

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.231	$1.251	$1.253	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209
Accumulation Unit Value at end of period	$1.279	$1.231	$1.251	$1.253	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247
Number of Accumulation Units outstanding at end of period (in thousands)	4,743	5,774	6,356	7,895	7,435	7,322	7,066	8,428	6,484	6,407
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.219	$1.238	$1.241	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201
Accumulation Unit Value at end of period	$1.265	$1.219	$1.238	$1.241	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239
Number of Accumulation Units outstanding at end of period (in thousands)	3,948	4,704	5,593	6,374	7,674	9,579	13,392	23,961	29,043	36,927
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.198	$1.219	$1.223	$1.235	$1.259	$1.236	$1.299	$1.296	$1.228	$1.192
Accumulation Unit Value at end of period	$1.243	$1.198	$1.219	$1.223	$1.235	$1.259	$1.236	$1.299	$1.296	$1.228
Number of Accumulation Units outstanding at end of period (in thousands)	365	467	576	707	681	750	879	1,143	1,351	1,824
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.189	$1.210	$1.214	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188
Accumulation Unit Value at end of period	$1.232	$1.189	$1.210	$1.214	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224
Number of Accumulation Units outstanding at end of period (in thousands)	395	554	601	822	965	1,219	1,249	1,485	1,856	2,630
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.179	$1.201	$1.206	$1.219	$1.244	$1.223	$1.286	$1.284	$1.219	$1.184
Accumulation Unit Value at end of period	$1.222	$1.179	$1.201	$1.206	$1.219	$1.244	$1.223	$1.286	$1.284	$1.219
Number of Accumulation Units outstanding at end of period (in thousands)	502	761	797	872	1,021	1,257	1,559	1,903	2,217	3,287
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.152	$1.174	$1.181	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172
Accumulation Unit Value at end of period	$1.192	$1.152	$1.174	$1.181	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205
Number of Accumulation Units outstanding at end of period (in thousands)	2,641	2,944	3,384	3,912	4,221	5,077	6,297	8,949	9,960	12,689

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.419	$2.885	$2.378	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068	$1.858
Accumulation Unit Value at end of period	$3.066	$2.419	$2.885	$2.378	$2.423	$2.516	$2.543	$2.167	$1.902	$2.068
Number of Accumulation Units outstanding at end of period (in thousands)	187	194	210	266	276	357	475	600	859	917
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.357	$2.815	$2.324	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835
Accumulation Unit Value at end of period	$2.983	$2.357	$2.815	$2.324	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040
Number of Accumulation Units outstanding at end of period (in thousands)	119	136	169	190	252	322	433	561	725	839
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.336	$2.792	$2.307	$2.355	$2.450	$2.481	$2.118	$1.863	$2.030	$1.828
Accumulation Unit Value at end of period	$2.956	$2.336	$2.792	$2.307	$2.355	$2.450	$2.481	$2.118	$1.863	$2.030
Number of Accumulation Units outstanding at end of period (in thousands)	66	55	71	88	87	81	106	109	111	141

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.277	$2.725	$2.254	$2.305	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805
Accumulation Unit Value at end of period	$2.876	$2.277	$2.725	$2.254	$2.305	$2.402	$2.436	$2.083	$1.835	$2.002
Number of Accumulation Units outstanding at end of period (in thousands)	464	591	610	731	810	841	939	892	1,408	1,945
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.277	$2.725	$2.254	$2.305	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805
Accumulation Unit Value at end of period	$2.876	$2.277	$2.725	$2.254	$2.305	$2.402	$2.436	$2.083	$1.835	$2.002
Number of Accumulation Units outstanding at end of period (in thousands)	464	591	610	731	810	841	939	892	1,408	1,945
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.218	$2.659	$2.203	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783
Accumulation Unit Value at end of period	$2.799	$2.218	$2.659	$2.203	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974
Number of Accumulation Units outstanding at end of period (in thousands)	248	297	292	368	471	538	868	1,139	1,570	1,843
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.218	$2.659	$2.203	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783
Accumulation Unit Value at end of period	$2.799	$2.218	$2.659	$2.203	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974
Number of Accumulation Units outstanding at end of period (in thousands)	248	297	292	368	471	538	868	1,139	1,570	1,843
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.203	$2.642	$2.190	$2.244	$2.343	$2.381	$2.040	$1.800	$1.969	$1.779
Accumulation Unit Value at end of period	$2.778	$2.203	$2.642	$2.190	$2.244	$2.343	$2.381	$2.040	$1.800	$1.969
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	42	49	57	68	74	122	153	167
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.162	$2.595	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761
Accumulation Unit Value at end of period	$2.723	$2.162	$2.595	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947
Number of Accumulation Units outstanding at end of period (in thousands)	363	433	536	509	578	756	899	1,088	1,367	2,027
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.150	$2.582	$2.144	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759
Accumulation Unit Value at end of period	$2.706	$2.150	$2.582	$2.144	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944
Number of Accumulation Units outstanding at end of period (in thousands)	486	516	602	692	773	836	883	592	928	530
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.150	$2.582	$2.144	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759
Accumulation Unit Value at end of period	$2.706	$2.150	$2.582	$2.144	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944
Number of Accumulation Units outstanding at end of period (in thousands)	486	516	602	692	773	836	883	592	928	530
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.127	$2.557	$2.124	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749
Accumulation Unit Value at end of period	$2.677	$2.127	$2.557	$2.124	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932
Number of Accumulation Units outstanding at end of period (in thousands)	361	405	475	546	681	791	1,139	1,721	2,515	2,966
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.092	$2.516	$2.092	$2.150	$2.251	$2.295	$1.972	$1.746	$1.915	$1.735
Accumulation Unit Value at end of period	$2.630	$2.092	$2.516	$2.092	$2.150	$2.251	$2.295	$1.972	$1.746	$1.915
Number of Accumulation Units outstanding at end of period (in thousands)	29	49	53	73	87	125	197	240	254	296

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.076	$2.498	$2.078	$2.136	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729
Accumulation Unit Value at end of period	$2.608	$2.076	$2.498	$2.078	$2.136	$2.238	$2.283	$1.963	$1.738	$1.907
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	39	47	53	57	75	106	137	142
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.059	$2.479	$2.063	$2.122	$2.224	$2.270	$1.953	$1.730	$1.899	$1.723
Accumulation Unit Value at end of period	$2.585	$2.059	$2.479	$2.063	$2.122	$2.224	$2.270	$1.953	$1.730	$1.899
Number of Accumulation Units outstanding at end of period (in thousands)	66	78	87	90	106	136	168	147	211	378
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.011	$2.425	$2.021	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706
Accumulation Unit Value at end of period	$2.521	$2.011	$2.425	$2.021	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877
Number of Accumulation Units outstanding at end of period (in thousands)	281	338	417	545	573	688	876	1,203	1,401	1,621

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.526	$2.890	$2.550	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823	$1.620
Accumulation Unit Value at end of period	$3.121	$2.526	$2.890	$2.550	$2.280	$2.409	$2.339	$1.842	$1.683	$1.823
Number of Accumulation Units outstanding at end of period (in thousands)	914	1,060	1,201	1,455	1,651	1,903	2,385	3,147	3,750	4,831
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.462	$2.820	$2.492	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600
Accumulation Unit Value at end of period	$3.037	$2.462	$2.820	$2.492	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798
Number of Accumulation Units outstanding at end of period (in thousands)	397	413	459	542	626	729	882	1,301	1,829	2,027
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.441	$2.797	$2.474	$2.216	$2.346	$2.283	$1.801	$1.649	$1.790	$1.594
Accumulation Unit Value at end of period	$3.009	$2.441	$2.797	$2.474	$2.216	$2.346	$2.283	$1.801	$1.649	$1.790
Number of Accumulation Units outstanding at end of period (in thousands)	479	487	525	534	578	652	717	759	1,006	1,217
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.378	$2.730	$2.417	$2.169	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574
Accumulation Unit Value at end of period	$2.928	$2.378	$2.730	$2.417	$2.169	$2.300	$2.241	$1.770	$1.624	$1.765
Number of Accumulation Units outstanding at end of period (in thousands)	653	850	990	1,283	1,498	1,793	2,247	3,467	4,528	6,006
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.378	$2.730	$2.417	$2.169	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574
Accumulation Unit Value at end of period	$2.928	$2.378	$2.730	$2.417	$2.169	$2.300	$2.241	$1.770	$1.624	$1.765
Number of Accumulation Units outstanding at end of period (in thousands)	653	850	990	1,283	1,498	1,793	2,247	3,467	4,528	6,006
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.317	$2.664	$2.363	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555
Accumulation Unit Value at end of period	$2.848	$2.317	$2.664	$2.363	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741
Number of Accumulation Units outstanding at end of period (in thousands)	750	928	1,099	1,168	1,376	1,707	2,157	3,404	4,201	5,499

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.317	$2.664	$2.363	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555
Accumulation Unit Value at end of period	$2.848	$2.317	$2.664	$2.363	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741
Number of Accumulation Units outstanding at end of period (in thousands)	750	928	1,099	1,168	1,376	1,707	2,157	3,404	4,201	5,499
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.301	$2.647	$2.349	$2.111	$2.243	$2.190	$1.734	$1.593	$1.735	$1.551
Accumulation Unit Value at end of period	$2.827	$2.301	$2.647	$2.349	$2.111	$2.243	$2.190	$1.734	$1.593	$1.735
Number of Accumulation Units outstanding at end of period (in thousands)	148	193	228	279	309	432	521	661	820	1,054
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.258	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535
Accumulation Unit Value at end of period	$2.771	$2.258	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716
Number of Accumulation Units outstanding at end of period (in thousands)	1,491	1,820	2,129	2,823	3,147	3,918	4,880	6,669	8,274	11,250
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.245	$2.587	$2.298	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534
Accumulation Unit Value at end of period	$2.754	$2.245	$2.587	$2.298	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714
Number of Accumulation Units outstanding at end of period (in thousands)	1,172	1,396	1,598	1,643	1,771	1,971	2,056	2,146	2,334	2,344
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.245	$2.587	$2.298	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534
Accumulation Unit Value at end of period	$2.754	$2.245	$2.587	$2.298	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714
Number of Accumulation Units outstanding at end of period (in thousands)	1,172	1,396	1,598	1,643	1,771	1,971	2,056	2,146	2,334	2,344
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.222	$2.561	$2.277	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525
Accumulation Unit Value at end of period	$2.725	$2.222	$2.561	$2.277	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703
Number of Accumulation Units outstanding at end of period (in thousands)	1,177	1,467	1,764	2,117	2,399	3,040	3,666	5,147	7,075	9,144
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.185	$2.521	$2.244	$2.023	$2.156	$2.111	$1.676	$1.545	$1.688	$1.513
Accumulation Unit Value at end of period	$2.676	$2.185	$2.521	$2.244	$2.023	$2.156	$2.111	$1.676	$1.545	$1.688
Number of Accumulation Units outstanding at end of period (in thousands)	93	132	183	225	217	259	341	593	651	899
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.168	$2.502	$2.228	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508
Accumulation Unit Value at end of period	$2.654	$2.168	$2.502	$2.228	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681
Number of Accumulation Units outstanding at end of period (in thousands)	142	181	154	233	194	306	270	399	554	824
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.150	$2.483	$2.212	$1.997	$2.130	$2.088	$1.659	$1.531	$1.674	$1.502
Accumulation Unit Value at end of period	$2.631	$2.150	$2.483	$2.212	$1.997	$2.130	$2.088	$1.659	$1.531	$1.674
Number of Accumulation Units outstanding at end of period (in thousands)	283	286	350	404	452	510	683	999	1,209	1,699

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.100	$2.429	$2.167	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487
Accumulation Unit Value at end of period	$2.566	$2.100	$2.429	$2.167	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655
Number of Accumulation Units outstanding at end of period (in thousands)	545	595	610	744	964	1,151	1,447	2,054	2,348	2,651

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.856	$17.031	$14.099	$14.191	$14.219	$13.347	$9.879	$10.019	$—	$—
Accumulation Unit Value at end of period	$21.005	$15.856	$17.031	$14.099	$14.191	$14.219	$13.347	$9.879	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	9	11	19	10	17	27	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.694	$16.882	$13.998	$14.110	$14.159	$13.310	$9.866	$10.017	$—	$—
Accumulation Unit Value at end of period	$20.760	$15.694	$16.882	$13.998	$14.110	$14.159	$13.310	$9.866	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	11	12	11	13	4	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.641	$16.833	$13.964	$14.083	$14.139	$13.298	$9.862	$10.016	$—	$—
Accumulation Unit Value at end of period	$20.679	$15.641	$16.833	$13.964	$14.083	$14.139	$13.298	$9.862	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	6	5	6	5	5	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.481	$16.686	$13.863	$14.002	$14.079	$13.262	$9.850	$10.013	$—	$—
Accumulation Unit Value at end of period	$20.437	$15.481	$16.686	$13.863	$14.002	$14.079	$13.262	$9.850	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	7	9	15	15	29	35	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.481	$16.686	$13.863	$14.002	$14.079	$13.262	$9.850	$10.013	$—	$—
Accumulation Unit Value at end of period	$20.437	$15.481	$16.686	$13.863	$14.002	$14.079	$13.262	$9.850	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	7	9	15	15	29	35	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.324	$16.541	$13.763	$13.921	$14.019	$13.225	$9.837	$10.011	$—	$—
Accumulation Unit Value at end of period	$20.199	$15.324	$16.541	$13.763	$13.921	$14.019	$13.225	$9.837	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	10	11	37	21	24	25	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.324	$16.541	$13.763	$13.921	$14.019	$13.225	$9.837	$10.011	$—	$—
Accumulation Unit Value at end of period	$20.199	$15.324	$16.541	$13.763	$13.921	$14.019	$13.225	$9.837	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	10	11	37	21	24	25	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.271	$16.493	$13.729	$13.895	$14.000	$13.213	$9.833	$10.010	$—	$—
Accumulation Unit Value at end of period	$20.120	$15.271	$16.493	$13.729	$13.895	$14.000	$13.213	$9.833	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	2	2	16	16	2	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.167	$16.397	$13.663	$13.842	$13.960	$13.189	$9.825	$10.008	$—	$—
Accumulation Unit Value at end of period	$19.963	$15.167	$16.397	$13.663	$13.842	$13.960	$13.189	$9.825	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	33	50	78	37	49	29	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.116	$16.349	$13.630	$13.815	$13.940	$13.177	$9.821	$10.008	$—	$—
Accumulation Unit Value at end of period	$19.885	$15.116	$16.349	$13.630	$13.815	$13.940	$13.177	$9.821	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	15	7	15	10	11	5	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.116	$16.349	$13.630	$13.815	$13.940	$13.177	$9.821	$10.008	$—	$—
Accumulation Unit Value at end of period	$19.885	$15.116	$16.349	$13.630	$13.815	$13.940	$13.177	$9.821	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	15	7	15	10	11	5	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.064	$16.302	$13.597	$13.789	$13.920	$13.165	$9.817	$10.007	$—	$—
Accumulation Unit Value at end of period	$19.807	$15.064	$16.302	$13.597	$13.789	$13.920	$13.165	$9.817	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	8	13	19	32	28	15	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.961	$16.207	$13.532	$13.736	$13.881	$13.141	$9.809	$10.005	$—	$—
Accumulation Unit Value at end of period	$19.653	$14.961	$16.207	$13.532	$13.736	$13.881	$13.141	$9.809	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	14	15	17	16	19	20	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.910	$16.160	$13.499	$13.710	$13.861	$13.129	$9.805	$10.004	$—	$—
Accumulation Unit Value at end of period	$19.576	$14.910	$16.160	$13.499	$13.710	$13.861	$13.129	$9.805	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	1	1	1	2	3	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.859	$16.112	$13.467	$13.683	$13.842	$13.117	$9.800	$10.003	$—	$—
Accumulation Unit Value at end of period	$19.499	$14.859	$16.112	$13.467	$13.683	$13.842	$13.117	$9.800	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	3	2	2	3	2	3	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.708	$15.972	$13.369	$13.605	$13.783	$13.081	$9.788	$10.001	$—	$—
Accumulation Unit Value at end of period	$19.271	$14.708	$15.972	$13.369	$13.605	$13.783	$13.081	$9.788	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	28	27	31	26	22	22	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.327	$26.663	$23.707	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306	$12.076
Accumulation Unit Value at end of period	$27.874	$22.327	$26.663	$23.707	$21.453	$23.026	$22.812	$16.828	$14.984	$15.306
Number of Accumulation Units outstanding at end of period (in thousands)	24	29	30	36	44	44	95	107	130	144
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.824	$26.101	$23.242	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964
Accumulation Unit Value at end of period	$27.204	$21.824	$26.101	$23.242	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	15	18	26	42	53	62	77	96
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.659	$25.916	$23.089	$20.935	$22.516	$22.351	$16.521	$14.740	$15.087	$11.927
Accumulation Unit Value at end of period	$26.985	$21.659	$25.916	$23.089	$20.935	$22.516	$22.351	$16.521	$14.740	$15.087
Number of Accumulation Units outstanding at end of period (in thousands)	31	31	32	32	33	36	39	41	40	44
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.170	$25.370	$22.636	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816
Accumulation Unit Value at end of period	$26.337	$21.170	$25.370	$22.636	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925
Number of Accumulation Units outstanding at end of period (in thousands)	33	37	43	47	50	57	79	145	217	267
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.170	$25.370	$22.636	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816
Accumulation Unit Value at end of period	$26.337	$21.170	$25.370	$22.636	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925
Number of Accumulation Units outstanding at end of period (in thousands)	33	37	43	47	50	57	79	145	217	267
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.693	$24.835	$22.192	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707
Accumulation Unit Value at end of period	$25.704	$20.693	$24.835	$22.192	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	39	45	49	62	107	138	189	229
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.693	$24.835	$22.192	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707
Accumulation Unit Value at end of period	$25.704	$20.693	$24.835	$22.192	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764
Number of Accumulation Units outstanding at end of period (in thousands)	30	36	39	45	49	62	107	138	189	229
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.536	$24.659	$22.046	$20.060	$21.650	$21.567	$15.997	$14.322	$14.711	$11.670
Accumulation Unit Value at end of period	$25.497	$20.536	$24.659	$22.046	$20.060	$21.650	$21.567	$15.997	$14.322	$14.711
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	11	12	13	17	24	30	34	36
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.226	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598
Accumulation Unit Value at end of period	$25.087	$20.226	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606
Number of Accumulation Units outstanding at end of period (in thousands)	31	35	41	53	63	82	146	131	248	245
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.073	$24.139	$21.613	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562
Accumulation Unit Value at end of period	$24.885	$20.073	$24.139	$21.613	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553
Number of Accumulation Units outstanding at end of period (in thousands)	71	81	91	107	93	97	138	89	114	79

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.073	$24.139	$21.613	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562
Accumulation Unit Value at end of period	$24.885	$20.073	$24.139	$21.613	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553
Number of Accumulation Units outstanding at end of period (in thousands)	71	81	91	107	93	97	138	89	114	79
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.921	$23.969	$21.471	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526
Accumulation Unit Value at end of period	$24.684	$19.921	$23.969	$21.471	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501
Number of Accumulation Units outstanding at end of period (in thousands)	48	42	55	56	69	108	154	193	276	367
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.620	$23.631	$21.190	$19.339	$20.934	$20.916	$15.562	$13.974	$14.397	$11.455
Accumulation Unit Value at end of period	$24.287	$19.620	$23.631	$21.190	$19.339	$20.934	$20.916	$15.562	$13.974	$14.397
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	13	17	15	24	35	40	43
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.472	$23.463	$21.050	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419
Accumulation Unit Value at end of period	$24.091	$19.472	$23.463	$21.050	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	9	14	2	2	19	8	20	30
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.324	$23.297	$20.912	$19.104	$20.701	$20.704	$15.419	$13.860	$14.293	$11.384
Accumulation Unit Value at end of period	$23.897	$19.324	$23.297	$20.912	$19.104	$20.701	$20.704	$15.419	$13.860	$14.293
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	9	9	14	18	33	26	32	52
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.892	$22.811	$20.506	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281
Accumulation Unit Value at end of period	$23.328	$18.892	$22.811	$20.506	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	40	58	58	68	101	119	147	169

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.627	$2.041	$1.763	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111	$1.050
Accumulation Unit Value at end of period	$2.095	$1.627	$2.041	$1.763	$1.510	$1.710	$1.626	$1.233	$1.062	$1.111
Number of Accumulation Units outstanding at end of period (in thousands)	792	873	971	1,102	1,365	1,655	2,027	2,732	3,210	4,260
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.585	$1.992	$1.723	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037
Accumulation Unit Value at end of period	$2.039	$1.585	$1.992	$1.723	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096
Number of Accumulation Units outstanding at end of period (in thousands)	317	333	375	416	447	484	553	585	745	910
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.572	$1.976	$1.710	$1.468	$1.665	$1.587	$1.205	$1.041	$1.091	$1.032
Accumulation Unit Value at end of period	$2.020	$1.572	$1.976	$1.710	$1.468	$1.665	$1.587	$1.205	$1.041	$1.091
Number of Accumulation Units outstanding at end of period (in thousands)	178	169	332	371	424	473	564	652	833	1,057
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.531	$1.928	$1.671	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020
Accumulation Unit Value at end of period	$1.966	$1.531	$1.928	$1.671	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076
Number of Accumulation Units outstanding at end of period (in thousands)	396	510	563	708	760	943	1,179	1,690	2,266	3,563
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.531	$1.928	$1.671	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020
Accumulation Unit Value at end of period	$1.966	$1.531	$1.928	$1.671	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076
Number of Accumulation Units outstanding at end of period (in thousands)	396	510	563	708	760	943	1,179	1,690	2,266	3,563
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.492	$1.882	$1.633	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007
Accumulation Unit Value at end of period	$1.912	$1.492	$1.882	$1.633	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	570	661	905	1,045	1,159	1,255	1,702	2,149	2,731	3,923
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.492	$1.882	$1.633	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007
Accumulation Unit Value at end of period	$1.912	$1.492	$1.882	$1.633	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061
Number of Accumulation Units outstanding at end of period (in thousands)	570	661	905	1,045	1,159	1,255	1,702	2,149	2,731	3,923
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.482	$1.870	$1.623	$1.399	$1.592	$1.523	$1.161	$1.006	$1.058	$1.005
Accumulation Unit Value at end of period	$1.898	$1.482	$1.870	$1.623	$1.399	$1.592	$1.523	$1.161	$1.006	$1.058
Number of Accumulation Units outstanding at end of period (in thousands)	104	109	120	150	154	174	214	321	381	429
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.454	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995
Accumulation Unit Value at end of period	$1.861	$1.454	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046
Number of Accumulation Units outstanding at end of period (in thousands)	1,118	1,386	1,589	1,812	2,201	2,657	4,648	6,429	7,166	9,336
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.446	$1.827	$1.589	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994
Accumulation Unit Value at end of period	$1.849	$1.446	$1.827	$1.589	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	658	780	921	985	893	1,127	1,077	972	1,018	848

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.446	$1.827	$1.589	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994
Accumulation Unit Value at end of period	$1.849	$1.446	$1.827	$1.589	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	658	780	921	985	893	1,127	1,077	972	1,018	848
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.431	$1.809	$1.574	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988
Accumulation Unit Value at end of period	$1.829	$1.431	$1.809	$1.574	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	1,203	1,251	1,374	1,692	1,891	2,185	2,975	4,375	5,869	7,549
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.407	$1.781	$1.551	$1.340	$1.530	$1.468	$1.122	$0.975	$1.029	$0.980
Accumulation Unit Value at end of period	$1.797	$1.407	$1.781	$1.551	$1.340	$1.530	$1.468	$1.122	$0.975	$1.029
Number of Accumulation Units outstanding at end of period (in thousands)	164	196	267	286	318	355	374	565	705	788
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.396	$1.767	$1.540	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977
Accumulation Unit Value at end of period	$1.782	$1.396	$1.767	$1.540	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025
Number of Accumulation Units outstanding at end of period (in thousands)	233	226	177	163	200	243	252	383	583	1,126
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.385	$1.754	$1.529	$1.323	$1.512	$1.451	$1.111	$0.966	$1.020	$0.973
Accumulation Unit Value at end of period	$1.767	$1.385	$1.754	$1.529	$1.323	$1.512	$1.451	$1.111	$0.966	$1.020
Number of Accumulation Units outstanding at end of period (in thousands)	170	274	414	447	589	635	935	987	1,146	1,711
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.352	$1.716	$1.498	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963
Accumulation Unit Value at end of period	$1.723	$1.352	$1.716	$1.498	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009
Number of Accumulation Units outstanding at end of period (in thousands)	262	305	438	558	637	693	953	1,276	1,486	2,169

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.066	$13.778	$11.193	$10.191	$10.552	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.161	$13.066	$13.778	$11.193	$10.191	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	214	237	273	301	351	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.989	$13.718	$11.161	$10.177	$10.550	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.035	$12.989	$13.718	$11.161	$10.177	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	59	63	70	77	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.964	$13.698	$11.150	$10.173	$10.549	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.993	$12.964	$13.698	$11.150	$10.173	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	21	25	30	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.888	$13.638	$11.118	$10.159	$10.547	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.868	$12.888	$13.638	$11.118	$10.159	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	41	48	53	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.888	$13.638	$11.118	$10.159	$10.547	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.868	$12.888	$13.638	$11.118	$10.159	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	41	48	53	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.812	$13.578	$11.086	$10.145	$10.545	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.744	$12.812	$13.578	$11.086	$10.145	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	47	50	66	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.812	$13.578	$11.086	$10.145	$10.545	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.744	$12.812	$13.578	$11.086	$10.145	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	47	50	66	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.787	$13.558	$11.076	$10.140	$10.544	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.703	$12.787	$13.558	$11.076	$10.140	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	18	18	16	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.737	$13.519	$11.054	$10.131	$10.542	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.621	$12.737	$13.519	$11.054	$10.131	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	32	38	53	82	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.712	$13.499	$11.044	$10.126	$10.541	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.580	$12.712	$13.499	$11.044	$10.126	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	34	44	41	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.712	$13.499	$11.044	$10.126	$10.541	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.580	$12.712	$13.499	$11.044	$10.126	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	34	44	41	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.687	$13.480	$11.033	$10.122	$10.541	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.539	$12.687	$13.480	$11.033	$10.122	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	25	31	43	62	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.638	$13.440	$11.012	$10.112	$10.539	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.458	$12.638	$13.440	$11.012	$10.112	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	5	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.613	$13.421	$11.002	$10.108	$10.538	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.418	$12.613	$13.421	$11.002	$10.108	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	11	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.588	$13.401	$10.991	$10.103	$10.537	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.377	$12.588	$13.401	$10.991	$10.103	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	19	22	22	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.515	$13.343	$10.959	$10.089	$10.535	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.257	$12.515	$13.343	$10.959	$10.089	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	4	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.434	$29.700	$24.276	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924	$14.372
Accumulation Unit Value at end of period	$34.034	$26.434	$29.700	$24.276	$22.933	$23.590	$23.030	$18.272	$15.024	$15.924
Number of Accumulation Units outstanding at end of period (in thousands)	20	19	26	25	29	32	46	63	84	94
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.671	$28.887	$23.646	$22.372	$23.048	$22.535	$17.906	$14.744	$15.652	$14.147
Accumulation Unit Value at end of period	$33.004	$25.671	$28.887	$23.646	$22.372	$23.048	$22.535	$17.906	$14.744	$15.652
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	11	17	16	19	27	27	33	35
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.503	$28.712	$23.515	$22.259	$22.942	$22.443	$17.842	$14.699	$15.611	$14.118
Accumulation Unit Value at end of period	$32.770	$25.503	$28.712	$23.515	$22.259	$22.942	$22.443	$17.842	$14.699	$15.611
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	5	5	5	7	6	4
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.768	$27.926	$22.905	$21.714	$22.415	$21.960	$17.484	$14.426	$15.344	$13.897
Accumulation Unit Value at end of period	$31.778	$24.768	$27.926	$22.905	$21.714	$22.415	$21.960	$17.484	$14.426	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	12	18	18	19	23	26	34
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.768	$27.926	$22.905	$21.714	$22.415	$21.960	$17.484	$14.426	$15.344	$13.897
Accumulation Unit Value at end of period	$31.778	$24.768	$27.926	$22.905	$21.714	$22.415	$21.960	$17.484	$14.426	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	8	10	12	12	18	18	19	23	26	34
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.866	$24.692	$20.283	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436
Accumulation Unit Value at end of period	$28.014	$21.866	$24.692	$20.283	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	8	11	13	18	27	47	62	80

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.866	$24.692	$20.283	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436
Accumulation Unit Value at end of period	$28.014	$21.866	$24.692	$20.283	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	8	11	13	18	27	47	62	80
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.967	$27.078	$22.254	$21.139	$21.865	$21.464	$17.123	$14.156	$15.088	$13.693
Accumulation Unit Value at end of period	$30.690	$23.967	$27.078	$22.254	$21.139	$21.865	$21.464	$17.123	$14.156	$15.088
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	9	8	4	10	9	4
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.276	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265
Accumulation Unit Value at end of period	$27.217	$21.276	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	19	16	19	23	32	75	67	56
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.384	$26.459	$21.778	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541
Accumulation Unit Value at end of period	$29.898	$23.384	$26.459	$21.778	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	30	31	29	33	32	40	26	20
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.384	$26.459	$21.778	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541
Accumulation Unit Value at end of period	$29.898	$23.384	$26.459	$21.778	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	30	31	29	33	32	40	26	20
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.024	$26.064	$21.464	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392
Accumulation Unit Value at end of period	$29.423	$23.024	$26.064	$21.464	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	28	36	39	51	67	70	83	99
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.589	$23.331	$19.232	$18.324	$19.009	$18.717	$14.977	$12.419	$13.276	$12.084
Accumulation Unit Value at end of period	$26.285	$20.589	$23.331	$19.232	$18.324	$19.009	$18.717	$14.977	$12.419	$13.276
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	6	6	13	11	9
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.428	$23.160	$19.101	$18.208	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044
Accumulation Unit Value at end of period	$26.066	$20.428	$23.160	$19.101	$18.208	$18.899	$18.617	$14.905	$12.365	$13.225
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	1	2	3	3	3	3	7	7
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.280	$25.272	$20.854	$19.888	$20.653	$20.356	$16.305	$13.533	$14.482	$13.195
Accumulation Unit Value at end of period	$28.415	$22.280	$25.272	$20.854	$19.888	$20.653	$20.356	$16.305	$13.533	$14.482
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	10	13	13	12	8	8	5

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.789	$22.480	$18.577	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879
Accumulation Unit Value at end of period	$25.200	$19.789	$22.480	$18.577	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	9	10	15	21	29	40	31	31

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.655	$22.377	$17.269	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771	$8.591
Accumulation Unit Value at end of period	$30.863	$22.655	$22.377	$17.269	$17.095	$16.118	$15.003	$11.117	$9.604	$9.771
Number of Accumulation Units outstanding at end of period (in thousands)	184	198	212	255	286	338	388	475	542	683
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.002	$21.765	$16.822	$16.677	$15.747	$14.680	$10.894	$9.426	$9.604	$8.457
Accumulation Unit Value at end of period	$29.928	$22.002	$21.765	$16.822	$16.677	$15.747	$14.680	$10.894	$9.426	$9.604
Number of Accumulation Units outstanding at end of period (in thousands)	82	99	104	117	128	155	173	186	183	204
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.857	$21.632	$16.728	$16.592	$15.675	$14.620	$10.855	$9.397	$9.579	$8.439
Accumulation Unit Value at end of period	$29.716	$21.857	$21.632	$16.728	$16.592	$15.675	$14.620	$10.855	$9.397	$9.579
Number of Accumulation Units outstanding at end of period (in thousands)	28	34	34	34	36	36	39	44	69	71
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.227	$21.040	$16.294	$16.186	$15.315	$14.305	$10.638	$9.222	$9.415	$8.307
Accumulation Unit Value at end of period	$28.816	$21.227	$21.040	$16.294	$16.186	$15.315	$14.305	$10.638	$9.222	$9.415
Number of Accumulation Units outstanding at end of period (in thousands)	85	108	131	171	186	220	271	140	145	170
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.227	$21.040	$16.294	$16.186	$15.315	$14.305	$10.638	$9.222	$9.415	$8.307
Accumulation Unit Value at end of period	$28.816	$21.227	$21.040	$16.294	$16.186	$15.315	$14.305	$10.638	$9.222	$9.415
Number of Accumulation Units outstanding at end of period (in thousands)	85	108	131	171	186	220	271	140	145	170
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.784	$13.684	$10.613	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468
Accumulation Unit Value at end of period	$18.685	$13.784	$13.684	$10.613	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188
Number of Accumulation Units outstanding at end of period (in thousands)	47	60	69	92	108	130	192	238	293	285
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.784	$13.684	$10.613	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468
Accumulation Unit Value at end of period	$18.685	$13.784	$13.684	$10.613	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188
Number of Accumulation Units outstanding at end of period (in thousands)	47	60	69	92	108	130	192	238	293	285
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.541	$20.401	$15.831	$15.758	$14.939	$13.982	$10.418	$9.050	$9.258	$8.185
Accumulation Unit Value at end of period	$27.830	$20.541	$20.401	$15.831	$15.758	$14.939	$13.982	$10.418	$9.050	$9.258
Number of Accumulation Units outstanding at end of period (in thousands)	10	6	12	9	9	13	12	15	17	19

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.412	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393
Accumulation Unit Value at end of period	$18.153	$13.412	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094
Number of Accumulation Units outstanding at end of period (in thousands)	115	133	152	132	269	196	199	231	278	310
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.041	$19.935	$15.492	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094
Accumulation Unit Value at end of period	$27.112	$20.041	$19.935	$15.492	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	97	99	79	92	105	154	113	106	160	60
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.041	$19.935	$15.492	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094
Accumulation Unit Value at end of period	$27.112	$20.041	$19.935	$15.492	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	97	99	79	92	105	154	113	106	160	60
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.732	$19.637	$15.269	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005
Accumulation Unit Value at end of period	$26.680	$19.732	$19.637	$15.269	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037
Number of Accumulation Units outstanding at end of period (in thousands)	87	105	116	126	159	173	201	291	283	239
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.979	$12.929	$10.063	$10.046	$9.553	$8.968	$6.702	$5.839	$5.992	$5.313
Accumulation Unit Value at end of period	$17.531	$12.979	$12.929	$10.063	$10.046	$9.553	$8.968	$6.702	$5.839	$5.992
Number of Accumulation Units outstanding at end of period (in thousands)	15	19	16	18	9	13	30	47	49	54
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.877	$12.835	$9.994	$9.983	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295
Accumulation Unit Value at end of period	$17.386	$12.877	$12.835	$9.994	$9.983	$9.497	$8.920	$6.670	$5.814	$5.969
Number of Accumulation Units outstanding at end of period (in thousands)	30	25	22	21	53	26	34	35	41	44
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.095	$19.041	$14.834	$14.825	$14.111	$13.260	$9.920	$8.651	$8.886	$7.887
Accumulation Unit Value at end of period	$25.767	$19.095	$19.041	$14.834	$14.825	$14.111	$13.260	$9.920	$8.651	$8.886
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	40	48	58	45	53	53	52	51
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.588	$12.571	$9.809	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270
Accumulation Unit Value at end of period	$16.961	$12.588	$12.571	$9.809	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929
Number of Accumulation Units outstanding at end of period (in thousands)	61	65	67	57	78	77	98	102	138	110

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.343	$11.869	$11.282	$10.051	$10.642	$10.497	$10.145	$—	$—	$—
Accumulation Unit Value at end of period	$12.842	$11.343	$11.869	$11.282	$10.051	$10.642	$10.497	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	247	274	283	323	365	450	535	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.250	$11.789	$11.222	$10.013	$10.618	$10.489	$10.143	$—	$—	$—
Accumulation Unit Value at end of period	$12.717	$11.250	$11.789	$11.222	$10.013	$10.618	$10.489	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	101	99	119	139	145	188	283	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.219	$11.762	$11.203	$10.001	$10.610	$10.486	$10.142	$—	$—	$—
Accumulation Unit Value at end of period	$12.676	$11.219	$11.762	$11.203	$10.001	$10.610	$10.486	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	73	81	92	92	108	107	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.127	$11.683	$11.144	$9.963	$10.585	$10.478	$10.140	$—	$—	$—
Accumulation Unit Value at end of period	$12.553	$11.127	$11.683	$11.144	$9.963	$10.585	$10.478	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	170	196	227	273	304	347	468	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.127	$11.683	$11.144	$9.963	$10.585	$10.478	$10.140	$—	$—	$—
Accumulation Unit Value at end of period	$12.553	$11.127	$11.683	$11.144	$9.963	$10.585	$10.478	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	170	196	227	273	304	347	468	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.035	$11.604	$11.085	$9.926	$10.562	$10.470	$10.138	$—	$—	$—
Accumulation Unit Value at end of period	$12.431	$11.035	$11.604	$11.085	$9.926	$10.562	$10.470	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	111	132	163	237	283	318	466	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.035	$11.604	$11.085	$9.926	$10.562	$10.470	$10.138	$—	$—	$—
Accumulation Unit Value at end of period	$12.431	$11.035	$11.604	$11.085	$9.926	$10.562	$10.470	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	111	132	163	237	283	318	466	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.005	$11.578	$11.066	$9.913	$10.554	$10.468	$10.138	$—	$—	$—
Accumulation Unit Value at end of period	$12.390	$11.005	$11.578	$11.066	$9.913	$10.554	$10.468	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	40	45	57	49	82	120	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.944	$11.526	$11.027	$9.888	$10.538	$10.462	$10.136	$—	$—	$—
Accumulation Unit Value at end of period	$12.310	$10.944	$11.526	$11.027	$9.888	$10.538	$10.462	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	218	267	325	415	505	617	785	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.914	$11.500	$11.008	$9.876	$10.530	$10.459	$10.136	$—	$—	$—
Accumulation Unit Value at end of period	$12.270	$10.914	$11.500	$11.008	$9.876	$10.530	$10.459	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	205	218	262	286	259	353	395	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.914	$11.500	$11.008	$9.876	$10.530	$10.459	$10.136	$—	$—	$—
Accumulation Unit Value at end of period	$12.270	$10.914	$11.500	$11.008	$9.876	$10.530	$10.459	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	205	218	262	286	259	353	395	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.884	$11.474	$10.988	$9.863	$10.522	$10.457	$10.135	$—	$—	$—
Accumulation Unit Value at end of period	$12.230	$10.884	$11.474	$10.988	$9.863	$10.522	$10.457	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	242	281	313	332	469	641	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.824	$11.422	$10.950	$9.839	$10.506	$10.451	$10.134	$—	$—	$—
Accumulation Unit Value at end of period	$12.151	$10.824	$11.422	$10.950	$9.839	$10.506	$10.451	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	18	24	31	37	56	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.794	$11.396	$10.931	$9.826	$10.498	$10.449	$10.133	$—	$—	$—
Accumulation Unit Value at end of period	$12.111	$10.794	$11.396	$10.931	$9.826	$10.498	$10.449	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	28	50	66	37	45	58	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.765	$11.371	$10.911	$9.814	$10.490	$10.446	$10.132	$—	$—	$—
Accumulation Unit Value at end of period	$12.072	$10.765	$11.371	$10.911	$9.814	$10.490	$10.446	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	72	75	87	97	111	133	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.676	$11.294	$10.854	$9.777	$10.466	$10.438	$10.130	$—	$—	$—
Accumulation Unit Value at end of period	$11.954	$10.676	$11.294	$10.854	$9.777	$10.466	$10.438	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	96	108	119	126	163	185	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.847	$20.222	$16.626	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723	$8.875
Accumulation Unit Value at end of period	$24.454	$18.847	$20.222	$16.626	$15.527	$15.712	$14.353	$11.023	$9.379	$9.723
Number of Accumulation Units outstanding at end of period (in thousands)	247	285	324	361	388	469	614	790	1,033	1,348
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.303	$19.669	$16.195	$15.147	$15.351	$14.045	$10.802	$9.205	$9.557	$8.737
Accumulation Unit Value at end of period	$23.713	$18.303	$19.669	$16.195	$15.147	$15.351	$14.045	$10.802	$9.205	$9.557
Number of Accumulation Units outstanding at end of period (in thousands)	135	161	194	221	265	325	428	592	787	927
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.183	$19.549	$16.105	$15.070	$15.280	$13.987	$10.763	$9.176	$9.532	$8.718
Accumulation Unit Value at end of period	$23.546	$18.183	$19.549	$16.105	$15.070	$15.280	$13.987	$10.763	$9.176	$9.532
Number of Accumulation Units outstanding at end of period (in thousands)	38	46	50	56	66	73	82	107	158	181
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.659	$19.014	$15.687	$14.702	$14.929	$13.686	$10.547	$9.006	$9.369	$8.582
Accumulation Unit Value at end of period	$22.833	$17.659	$19.014	$15.687	$14.702	$14.929	$13.686	$10.547	$9.006	$9.369
Number of Accumulation Units outstanding at end of period (in thousands)	93	105	123	135	167	193	234	452	525	619
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.659	$19.014	$15.687	$14.702	$14.929	$13.686	$10.547	$9.006	$9.369	$8.582
Accumulation Unit Value at end of period	$22.833	$17.659	$19.014	$15.687	$14.702	$14.929	$13.686	$10.547	$9.006	$9.369
Number of Accumulation Units outstanding at end of period (in thousands)	93	105	123	135	167	193	234	452	525	619
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.026	$18.360	$15.171	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387
Accumulation Unit Value at end of period	$21.981	$17.026	$18.360	$15.171	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	134	161	221	269	338	429	562	763	993	1,241
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.026	$18.360	$15.171	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387
Accumulation Unit Value at end of period	$21.981	$17.026	$18.360	$15.171	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142
Number of Accumulation Units outstanding at end of period (in thousands)	134	161	221	269	338	429	562	763	993	1,241
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.088	$18.437	$15.241	$14.313	$14.563	$13.377	$10.330	$8.838	$9.213	$8.456
Accumulation Unit Value at end of period	$22.051	$17.088	$18.437	$15.241	$14.313	$14.563	$13.377	$10.330	$8.838	$9.213
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	34	39	44	60	70	91	109	140
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.566	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271
Accumulation Unit Value at end of period	$21.356	$16.566	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003
Number of Accumulation Units outstanding at end of period (in thousands)	145	170	226	266	329	389	468	642	815	1,095
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.673	$18.015	$14.915	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362
Accumulation Unit Value at end of period	$21.482	$16.673	$18.015	$14.915	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097
Number of Accumulation Units outstanding at end of period (in thousands)	236	296	339	401	465	519	573	523	564	413

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.673	$18.015	$14.915	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362
Accumulation Unit Value at end of period	$21.482	$16.673	$18.015	$14.915	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097
Number of Accumulation Units outstanding at end of period (in thousands)	236	296	339	401	465	519	573	523	564	413
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.416	$17.746	$14.700	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270
Accumulation Unit Value at end of period	$21.140	$16.416	$17.746	$14.700	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993
Number of Accumulation Units outstanding at end of period (in thousands)	196	231	290	348	431	574	777	1,221	1,695	2,142
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.031	$17.348	$14.384	$13.548	$13.827	$12.739	$9.866	$8.467	$8.853	$8.149
Accumulation Unit Value at end of period	$20.624	$16.031	$17.348	$14.384	$13.548	$13.827	$12.739	$9.866	$8.467	$8.853
Number of Accumulation Units outstanding at end of period (in thousands)	10	17	24	37	41	48	63	75	79	89
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.906	$17.221	$14.287	$13.463	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122
Accumulation Unit Value at end of period	$20.453	$15.906	$17.221	$14.287	$13.463	$13.746	$12.671	$9.819	$8.430	$8.819
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	15	18	20	28	41	48	69	77
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.885	$17.208	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843	$8.148
Accumulation Unit Value at end of period	$20.416	$15.885	$17.208	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843
Number of Accumulation Units outstanding at end of period (in thousands)	28	32	56	57	61	69	84	96	134	198
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.740	$17.076	$14.194	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184
Accumulation Unit Value at end of period	$20.200	$15.740	$17.076	$14.194	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868
Number of Accumulation Units outstanding at end of period (in thousands)	99	128	154	197	234	298	435	584	714	878

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.372	$13.452	$10.622	$10.155	$10.393	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.455	$13.372	$13.452	$10.622	$10.155	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	301	345	395	432	465	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.294	$13.393	$10.592	$10.141	$10.391	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.319	$13.294	$13.393	$10.592	$10.141	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	106	120	136	160	174	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.268	$13.374	$10.582	$10.136	$10.390	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.274	$13.268	$13.374	$10.582	$10.136	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	81	95	103	118	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.190	$13.315	$10.551	$10.122	$10.388	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.140	$13.190	$13.315	$10.551	$10.122	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	113	137	164	199	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.190	$13.315	$10.551	$10.122	$10.388	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.140	$13.190	$13.315	$10.551	$10.122	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	113	137	164	199	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.113	$13.257	$10.521	$10.109	$10.385	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.007	$13.113	$13.257	$10.521	$10.109	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	73	102	112	130	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.113	$13.257	$10.521	$10.109	$10.385	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.007	$13.113	$13.257	$10.521	$10.109	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	73	102	112	130	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.087	$13.238	$10.511	$10.104	$10.385	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.962	$13.087	$13.238	$10.511	$10.104	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	6	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.036	$13.199	$10.491	$10.095	$10.383	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.874	$13.036	$13.199	$10.491	$10.095	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	130	147	158	228	263	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.011	$13.180	$10.481	$10.090	$10.382	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.830	$13.011	$13.180	$10.481	$10.090	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	55	58	63	71	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.011	$13.180	$10.481	$10.090	$10.382	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.830	$13.011	$13.180	$10.481	$10.090	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	55	58	63	71	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.985	$13.161	$10.471	$10.085	$10.382	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.787	$12.985	$13.161	$10.471	$10.085	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	115	128	144	168	183	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.934	$13.123	$10.450	$10.076	$10.380	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.699	$12.934	$13.123	$10.450	$10.076	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	5	7	9	16	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.909	$13.104	$10.440	$10.071	$10.379	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.656	$12.909	$13.104	$10.440	$10.071	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	4	6	9	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.884	$13.084	$10.430	$10.067	$10.378	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.612	$12.884	$13.084	$10.430	$10.067	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	31	39	42	43	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.808	$13.027	$10.400	$10.053	$10.376	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.483	$12.808	$13.027	$10.400	$10.053	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	33	37	36	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.670	$11.690	$9.335	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634	$4.407
Accumulation Unit Value at end of period	$15.957	$11.670	$11.690	$9.335	$9.023	$8.747	$8.148	$6.000	$5.222	$5.634
Number of Accumulation Units outstanding at end of period (in thousands)	233	236	261	308	367	376	478	652	895	1,173
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.353	$11.390	$9.109	$8.818	$8.561	$7.987	$5.890	$5.134	$5.548	$4.346
Accumulation Unit Value at end of period	$15.501	$11.353	$11.390	$9.109	$8.818	$8.561	$7.987	$5.890	$5.134	$5.548
Number of Accumulation Units outstanding at end of period (in thousands)	76	85	112	124	133	136	171	188	238	279
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.259	$11.301	$9.042	$8.758	$8.507	$7.940	$5.859	$5.109	$5.523	$4.329
Accumulation Unit Value at end of period	$15.364	$11.259	$11.301	$9.042	$8.758	$8.507	$7.940	$5.859	$5.109	$5.523
Number of Accumulation Units outstanding at end of period (in thousands)	56	80	95	113	123	137	140	148	200	245
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.953	$11.011	$8.823	$8.559	$8.326	$7.783	$5.751	$5.023	$5.438	$4.269
Accumulation Unit Value at end of period	$14.925	$10.953	$11.011	$8.823	$8.559	$8.326	$7.783	$5.751	$5.023	$5.438
Number of Accumulation Units outstanding at end of period (in thousands)	95	117	143	176	197	218	255	356	458	607
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.953	$11.011	$8.823	$8.559	$8.326	$7.783	$5.751	$5.023	$5.438	$4.269
Accumulation Unit Value at end of period	$14.925	$10.953	$11.011	$8.823	$8.559	$8.326	$7.783	$5.751	$5.023	$5.438
Number of Accumulation Units outstanding at end of period (in thousands)	95	117	143	176	197	218	255	356	458	607
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.523	$11.601	$9.310	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552
Accumulation Unit Value at end of period	$15.677	$11.523	$11.601	$9.310	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790
Number of Accumulation Units outstanding at end of period (in thousands)	97	112	119	142	167	206	265	359	458	650

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.523	$11.601	$9.310	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552
Accumulation Unit Value at end of period	$15.677	$11.523	$11.601	$9.310	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790
Number of Accumulation Units outstanding at end of period (in thousands)	97	112	119	142	167	206	265	359	458	650
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.600	$10.676	$8.572	$8.332	$8.122	$7.607	$5.632	$4.929	$5.348	$4.206
Accumulation Unit Value at end of period	$14.414	$10.600	$10.676	$8.572	$8.332	$8.122	$7.607	$5.632	$4.929	$5.348
Number of Accumulation Units outstanding at end of period (in thousands)	30	24	24	29	31	39	55	59	104	154
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.212	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489
Accumulation Unit Value at end of period	$15.231	$11.212	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702
Number of Accumulation Units outstanding at end of period (in thousands)	298	334	197	257	388	409	549	673	800	1,276
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.342	$10.432	$8.389	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159
Accumulation Unit Value at end of period	$14.042	$10.342	$10.432	$8.389	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280
Number of Accumulation Units outstanding at end of period (in thousands)	185	181	188	213	228	275	183	198	255	337
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.342	$10.432	$8.389	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159
Accumulation Unit Value at end of period	$14.042	$10.342	$10.432	$8.389	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280
Number of Accumulation Units outstanding at end of period (in thousands)	185	181	188	213	228	275	183	198	255	337
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.208	$10.303	$8.289	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124
Accumulation Unit Value at end of period	$13.854	$10.208	$10.303	$8.289	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233
Number of Accumulation Units outstanding at end of period (in thousands)	173	178	197	207	316	349	414	506	746	1,027
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.850	$10.961	$8.827	$8.606	$8.413	$7.904	$5.870	$5.152	$5.607	$4.423
Accumulation Unit Value at end of period	$14.710	$10.850	$10.961	$8.827	$8.606	$8.413	$7.904	$5.870	$5.152	$5.607
Number of Accumulation Units outstanding at end of period (in thousands)	16	24	24	31	43	41	45	52	77	140
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.765	$10.881	$8.767	$8.551	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408
Accumulation Unit Value at end of period	$14.587	$10.765	$10.881	$8.767	$8.551	$8.365	$7.862	$5.842	$5.130	$5.585
Number of Accumulation Units outstanding at end of period (in thousands)	13	20	24	30	52	68	80	131	149	174
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.878	$9.990	$8.053	$7.859	$7.691	$7.233	$5.377	$4.724	$5.146	$4.063
Accumulation Unit Value at end of period	$13.379	$9.878	$9.990	$8.053	$7.859	$7.691	$7.233	$5.377	$4.724	$5.146
Number of Accumulation Units outstanding at end of period (in thousands)	45	48	54	58	67	75	115	120	135	184

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.428	$10.562	$8.527	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347
Accumulation Unit Value at end of period	$14.103	$10.428	$10.562	$8.527	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498
Number of Accumulation Units outstanding at end of period (in thousands)	41	53	63	84	105	138	167	186	217	295

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.302	$32.219	$25.797	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368	$13.662
Accumulation Unit Value at end of period	$43.739	$31.302	$32.219	$25.797	$23.990	$24.795	$27.113	$19.428	$16.253	$18.368
Number of Accumulation Units outstanding at end of period (in thousands)	91	101	113	124	147	176	261	298	361	405
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$30.400	$31.337	$25.129	$23.403	$24.225	$26.529	$19.039	$15.950	$18.053	$13.448
Accumulation Unit Value at end of period	$42.414	$30.400	$31.337	$25.129	$23.403	$24.225	$26.529	$19.039	$15.950	$18.053
Number of Accumulation Units outstanding at end of period (in thousands)	44	51	59	70	87	108	139	199	271	313
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$30.200	$31.147	$24.988	$23.284	$24.114	$26.421	$18.970	$15.901	$18.007	$13.420
Accumulation Unit Value at end of period	$42.114	$30.200	$31.147	$24.988	$23.284	$24.114	$26.421	$18.970	$15.901	$18.007
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	13	17	18	21	24	26	33	45
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.329	$30.294	$24.341	$22.714	$23.560	$25.852	$18.590	$15.606	$17.699	$13.210
Accumulation Unit Value at end of period	$40.839	$29.329	$30.294	$24.341	$22.714	$23.560	$25.852	$18.590	$15.606	$17.699
Number of Accumulation Units outstanding at end of period (in thousands)	24	31	39	39	44	60	80	143	192	270
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.329	$30.294	$24.341	$22.714	$23.560	$25.852	$18.590	$15.606	$17.699	$13.210
Accumulation Unit Value at end of period	$40.839	$29.329	$30.294	$24.341	$22.714	$23.560	$25.852	$18.590	$15.606	$17.699
Number of Accumulation Units outstanding at end of period (in thousands)	24	31	39	39	44	60	80	143	192	270
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.912	$19.564	$15.743	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634
Accumulation Unit Value at end of period	$26.295	$18.912	$19.564	$15.743	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550
Number of Accumulation Units outstanding at end of period (in thousands)	74	94	132	162	196	253	336	492	584	733
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.912	$19.564	$15.743	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634
Accumulation Unit Value at end of period	$26.295	$18.912	$19.564	$15.743	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550
Number of Accumulation Units outstanding at end of period (in thousands)	74	94	132	162	196	253	336	492	584	733
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.381	$29.374	$23.649	$22.113	$22.982	$25.268	$18.206	$15.314	$17.403	$13.016
Accumulation Unit Value at end of period	$39.440	$28.381	$29.374	$23.649	$22.113	$22.982	$25.268	$18.206	$15.314	$17.403
Number of Accumulation Units outstanding at end of period (in thousands)	16	12	14	16	21	27	39	51	60	81

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.402	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515
Accumulation Unit Value at end of period	$25.546	$18.402	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374
Number of Accumulation Units outstanding at end of period (in thousands)	82	101	94	130	156	212	388	456	586	766
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.691	$28.702	$23.143	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872
Accumulation Unit Value at end of period	$38.423	$27.691	$28.702	$23.143	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185
Number of Accumulation Units outstanding at end of period (in thousands)	124	135	150	182	177	193	253	230	269	183
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.691	$28.702	$23.143	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872
Accumulation Unit Value at end of period	$38.423	$27.691	$28.702	$23.143	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185
Number of Accumulation Units outstanding at end of period (in thousands)	124	135	150	182	177	193	253	230	269	183
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.264	$28.274	$22.808	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730
Accumulation Unit Value at end of period	$37.811	$27.264	$28.274	$22.808	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987
Number of Accumulation Units outstanding at end of period (in thousands)	89	102	129	145	173	262	354	567	742	1,006
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.807	$18.485	$14.927	$13.999	$14.593	$16.093	$11.630	$9.812	$11.184	$8.390
Accumulation Unit Value at end of period	$24.671	$17.807	$18.485	$14.927	$13.999	$14.593	$16.093	$11.630	$9.812	$11.184
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	9	11	13	19	33	39	48	65
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.668	$18.350	$14.825	$13.911	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362
Accumulation Unit Value at end of period	$24.467	$17.668	$18.350	$14.825	$13.911	$14.508	$16.008	$11.574	$9.770	$11.141
Number of Accumulation Units outstanding at end of period (in thousands)	12	8	19	25	18	21	40	25	36	50
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.383	$27.415	$22.160	$20.804	$21.708	$23.964	$17.335	$14.640	$16.704	$12.543
Accumulation Unit Value at end of period	$36.516	$26.383	$27.415	$22.160	$20.804	$21.708	$23.964	$17.335	$14.640	$16.704
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	13	16	21	25	88	104	127	75
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.115	$17.811	$14.419	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247
Accumulation Unit Value at end of period	$23.653	$17.115	$17.811	$14.419	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967
Number of Accumulation Units outstanding at end of period (in thousands)	61	73	95	110	137	162	251	333	428	543

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.028	$11.843	$9.361	$9.560	$10.514	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.662	$10.028	$11.843	$9.361	$9.560	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	24	23	30	31	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.970	$11.791	$9.334	$9.547	$10.511	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.569	$9.970	$11.791	$9.334	$9.547	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	18	20	28	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.950	$11.774	$9.325	$9.543	$10.511	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.538	$9.950	$11.774	$9.325	$9.543	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	4	4	6	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.892	$11.722	$9.299	$9.530	$10.508	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.446	$9.892	$11.722	$9.299	$9.530	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	19	20	23	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.892	$11.722	$9.299	$9.530	$10.508	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.446	$9.892	$11.722	$9.299	$9.530	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	19	20	23	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.834	$11.671	$9.272	$9.516	$10.506	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.355	$9.834	$11.671	$9.272	$9.516	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	34	56	63	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.834	$11.671	$9.272	$9.516	$10.506	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.355	$9.834	$11.671	$9.272	$9.516	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	34	56	63	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.815	$11.654	$9.263	$9.512	$10.505	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.324	$9.815	$11.654	$9.263	$9.512	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	14	14	15	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.776	$11.620	$9.245	$9.503	$10.504	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.264	$9.776	$11.620	$9.245	$9.503	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	31	37	42	44	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.757	$11.603	$9.236	$9.499	$10.503	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.234	$9.757	$11.603	$9.236	$9.499	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	50	52	68	71	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.757	$11.603	$9.236	$9.499	$10.503	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.234	$9.757	$11.603	$9.236	$9.499	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	50	52	68	71	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.738	$11.586	$9.227	$9.495	$10.502	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.204	$9.738	$11.586	$9.227	$9.495	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	25	33	38	46	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.700	$11.553	$9.210	$9.486	$10.500	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.144	$9.700	$11.553	$9.210	$9.486	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	5	5	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.681	$11.536	$9.201	$9.482	$10.500	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.114	$9.681	$11.536	$9.201	$9.482	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	9	9	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.662	$11.519	$9.192	$9.477	$10.499	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.084	$9.662	$11.519	$9.192	$9.477	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	8	9	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.605	$11.469	$9.166	$9.464	$10.496	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$11.995	$9.605	$11.469	$9.166	$9.464	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	27	23	40	41	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.546	$24.969	$20.525	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967	$10.471
Accumulation Unit Value at end of period	$30.869	$23.546	$24.969	$20.525	$19.142	$19.257	$17.721	$13.585	$11.747	$11.967
Number of Accumulation Units outstanding at end of period (in thousands)	17	16	21	24	28	35	45	42	41	37
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.063	$24.493	$20.164	$18.833	$18.975	$17.487	$13.426	$11.627	$11.862	$10.395
Accumulation Unit Value at end of period	$30.190	$23.063	$24.493	$20.164	$18.833	$18.975	$17.487	$13.426	$11.627	$11.862
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	4	9	14	18	16
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.903	$24.336	$20.044	$18.731	$18.882	$17.410	$13.373	$11.587	$11.828	$10.370
Accumulation Unit Value at end of period	$29.966	$22.903	$24.336	$20.044	$18.731	$18.882	$17.410	$13.373	$11.587	$11.828
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	14	14	16	18	21	7	5	11
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.433	$23.872	$19.692	$18.429	$18.605	$17.181	$13.217	$11.469	$11.725	$10.295
Accumulation Unit Value at end of period	$29.307	$22.433	$23.872	$19.692	$18.429	$18.605	$17.181	$13.217	$11.469	$11.725
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	8	9	16	15	22	21	30	26
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.433	$23.872	$19.692	$18.429	$18.605	$17.181	$13.217	$11.469	$11.725	$10.295
Accumulation Unit Value at end of period	$29.307	$22.433	$23.872	$19.692	$18.429	$18.605	$17.181	$13.217	$11.469	$11.725
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	8	9	16	15	22	21	30	26
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.972	$23.417	$19.345	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220
Accumulation Unit Value at end of period	$28.662	$21.972	$23.417	$19.345	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	13	20	20	32	30	29	31
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.972	$23.417	$19.345	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220
Accumulation Unit Value at end of period	$28.662	$21.972	$23.417	$19.345	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	13	20	20	32	30	29	31
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.821	$23.267	$19.231	$18.034	$18.243	$16.880	$13.011	$11.313	$11.588	$10.196
Accumulation Unit Value at end of period	$28.450	$21.821	$23.267	$19.231	$18.034	$18.243	$16.880	$13.011	$11.313	$11.588
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	3	7	17	3
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.521	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146
Accumulation Unit Value at end of period	$28.031	$21.521	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	20	13	13	91	18	52	31	43
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.372	$22.823	$18.892	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122
Accumulation Unit Value at end of period	$27.824	$21.372	$22.823	$18.892	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	21	21	42	33	75	48	21	13

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.372	$22.823	$18.892	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122
Accumulation Unit Value at end of period	$27.824	$21.372	$22.823	$18.892	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	21	21	42	33	75	48	21	13
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.225	$22.677	$18.781	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097
Accumulation Unit Value at end of period	$27.618	$21.225	$22.677	$18.781	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454
Number of Accumulation Units outstanding at end of period (in thousands)	27	29	37	43	50	59	74	69	71	74
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.933	$22.388	$18.560	$17.457	$17.712	$16.438	$12.709	$11.083	$11.387	$10.049
Accumulation Unit Value at end of period	$27.211	$20.933	$22.388	$18.560	$17.457	$17.712	$16.438	$12.709	$11.083	$11.387
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	2	2	3	5	4	8	7	9
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.789	$22.245	$18.450	$17.363	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024
Accumulation Unit Value at end of period	$27.010	$20.789	$22.245	$18.450	$17.363	$17.625	$16.365	$12.659	$11.046	$11.354
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	3	3	1	1	1	12
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.645	$22.102	$18.341	$17.269	$17.539	$16.293	$12.610	$11.008	$11.321	$10.000
Accumulation Unit Value at end of period	$26.810	$20.645	$22.102	$18.341	$17.269	$17.539	$16.293	$12.610	$11.008	$11.321
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	5	5	5	2	1	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.221	$21.681	$18.019	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928
Accumulation Unit Value at end of period	$26.220	$20.221	$21.681	$18.019	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222
Number of Accumulation Units outstanding at end of period (in thousands)	19	19	21	21	21	28	24	43	30	25

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.249	$14.609	$14.183	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366	$11.669
Accumulation Unit Value at end of period	$15.485	$14.249	$14.609	$14.183	$13.799	$14.036	$13.447	$13.779	$13.017	$12.366
Number of Accumulation Units outstanding at end of period (in thousands)	319	277	260	285	300	291	362	521	480	541
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.957	$14.331	$13.934	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585
Accumulation Unit Value at end of period	$15.145	$13.957	$14.331	$13.934	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259
Number of Accumulation Units outstanding at end of period (in thousands)	88	94	101	94	106	125	163	203	218	197
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.861	$14.239	$13.852	$13.503	$13.763	$13.212	$13.566	$12.841	$12.223	$11.557
Accumulation Unit Value at end of period	$15.033	$13.861	$14.239	$13.852	$13.503	$13.763	$13.212	$13.566	$12.841	$12.223
Number of Accumulation Units outstanding at end of period (in thousands)	62	73	63	55	55	61	49	74	66	68

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.577	$13.968	$13.608	$13.286	$13.562	$13.039	$13.408	$12.710	$12.117	$11.474
Accumulation Unit Value at end of period	$14.703	$13.577	$13.968	$13.608	$13.286	$13.562	$13.039	$13.408	$12.710	$12.117
Number of Accumulation Units outstanding at end of period (in thousands)	619	658	785	841	938	1,010	1,133	446	482	526
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.577	$13.968	$13.608	$13.286	$13.562	$13.039	$13.408	$12.710	$12.117	$11.474
Accumulation Unit Value at end of period	$14.703	$13.577	$13.968	$13.608	$13.286	$13.562	$13.039	$13.408	$12.710	$12.117
Number of Accumulation Units outstanding at end of period (in thousands)	619	658	785	841	938	1,010	1,133	446	482	526
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.299	$13.702	$13.369	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392
Accumulation Unit Value at end of period	$14.380	$13.299	$13.702	$13.369	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012
Number of Accumulation Units outstanding at end of period (in thousands)	88	90	122	152	174	232	274	438	436	505
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.299	$13.702	$13.369	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392
Accumulation Unit Value at end of period	$14.380	$13.299	$13.702	$13.369	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012
Number of Accumulation Units outstanding at end of period (in thousands)	88	90	122	152	174	232	274	438	436	505
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.207	$13.615	$13.291	$13.002	$13.298	$12.811	$13.200	$12.538	$11.977	$11.364
Accumulation Unit Value at end of period	$14.274	$13.207	$13.615	$13.291	$13.002	$13.298	$12.811	$13.200	$12.538	$11.977
Number of Accumulation Units outstanding at end of period (in thousands)	63	49	37	59	63	97	104	113	85	169
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.026	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310
Accumulation Unit Value at end of period	$14.064	$13.026	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907
Number of Accumulation Units outstanding at end of period (in thousands)	185	215	239	261	289	374	456	603	688	651
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.936	$13.356	$13.057	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282
Accumulation Unit Value at end of period	$13.960	$12.936	$13.356	$13.057	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873
Number of Accumulation Units outstanding at end of period (in thousands)	219	224	263	300	293	336	371	450	354	324
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.936	$13.356	$13.057	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282
Accumulation Unit Value at end of period	$13.960	$12.936	$13.356	$13.057	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873
Number of Accumulation Units outstanding at end of period (in thousands)	219	224	263	300	293	336	371	450	354	324
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.847	$13.271	$12.980	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255
Accumulation Unit Value at end of period	$13.857	$12.847	$13.271	$12.980	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838
Number of Accumulation Units outstanding at end of period (in thousands)	238	233	298	235	262	248	335	586	717	772
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.671	$13.102	$12.828	$12.587	$12.912	$12.477	$12.894	$12.284	$11.770	$11.201
Accumulation Unit Value at end of period	$13.653	$12.671	$13.102	$12.828	$12.587	$12.912	$12.477	$12.894	$12.284	$11.770
Number of Accumulation Units outstanding at end of period (in thousands)	33	34	38	43	26	39	48	74	85	84

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.584	$13.018	$12.752	$12.519	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174
Accumulation Unit Value at end of period	$13.553	$12.584	$13.018	$12.752	$12.519	$12.849	$12.422	$12.844	$12.243	$11.736
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	30	23	19	41	40	46	41	61
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.497	$12.935	$12.677	$12.452	$12.786	$12.367	$12.794	$12.201	$11.702	$11.148
Accumulation Unit Value at end of period	$13.453	$12.497	$12.935	$12.677	$12.452	$12.786	$12.367	$12.794	$12.201	$11.702
Number of Accumulation Units outstanding at end of period (in thousands)	16	28	28	36	42	33	48	87	61	111
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.241	$12.689	$12.455	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067
Accumulation Unit Value at end of period	$13.157	$12.241	$12.689	$12.455	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600
Number of Accumulation Units outstanding at end of period (in thousands)	70	88	103	112	132	142	159	259	268	329

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.673	$23.285	$21.027	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387	$13.272
Accumulation Unit Value at end of period	$25.728	$21.673	$23.285	$21.027	$19.546	$19.895	$18.596	$15.841	$14.439	$14.387
Number of Accumulation Units outstanding at end of period (in thousands)	658	708	744	808	907	1,039	1,286	1,620	2,029	2,487
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.048	$22.648	$20.482	$19.068	$19.438	$18.195	$15.523	$14.170	$14.141	$13.065
Accumulation Unit Value at end of period	$24.949	$21.048	$22.648	$20.482	$19.068	$19.438	$18.195	$15.523	$14.170	$14.141
Number of Accumulation Units outstanding at end of period (in thousands)	213	243	318	369	411	497	636	799	1,002	1,150
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.910	$22.510	$20.368	$18.971	$19.349	$18.121	$15.467	$14.127	$14.105	$13.037
Accumulation Unit Value at end of period	$24.773	$20.910	$22.510	$20.368	$18.971	$19.349	$18.121	$15.467	$14.127	$14.105
Number of Accumulation Units outstanding at end of period (in thousands)	153	194	220	254	280	304	368	378	452	460
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.307	$21.894	$19.841	$18.508	$18.904	$17.731	$15.157	$13.864	$13.863	$12.834
Accumulation Unit Value at end of period	$24.023	$20.307	$21.894	$19.841	$18.508	$18.904	$17.731	$15.157	$13.864	$13.863
Number of Accumulation Units outstanding at end of period (in thousands)	318	415	464	502	589	652	816	1,248	1,543	2,038
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.307	$21.894	$19.841	$18.508	$18.904	$17.731	$15.157	$13.864	$13.863	$12.834
Accumulation Unit Value at end of period	$24.023	$20.307	$21.894	$19.841	$18.508	$18.904	$17.731	$15.157	$13.864	$13.863
Number of Accumulation Units outstanding at end of period (in thousands)	318	415	464	502	589	652	816	1,248	1,543	2,038
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.743	$20.238	$18.368	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006
Accumulation Unit Value at end of period	$22.139	$18.743	$20.238	$18.368	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950
Number of Accumulation Units outstanding at end of period (in thousands)	426	488	588	719	846	1,051	1,351	1,718	2,186	2,779

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.743	$20.238	$18.368	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006
Accumulation Unit Value at end of period	$22.139	$18.743	$20.238	$18.368	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950
Number of Accumulation Units outstanding at end of period (in thousands)	426	488	588	719	846	1,051	1,351	1,718	2,186	2,779
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.651	$21.230	$19.277	$18.018	$18.441	$17.331	$14.845	$13.605	$13.632	$12.645
Accumulation Unit Value at end of period	$23.200	$19.651	$21.230	$19.277	$18.018	$18.441	$17.331	$14.845	$13.605	$13.632
Number of Accumulation Units outstanding at end of period (in thousands)	69	109	125	133	139	150	162	196	222	283
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.237	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841
Accumulation Unit Value at end of period	$21.509	$18.237	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753
Number of Accumulation Units outstanding at end of period (in thousands)	662	764	884	1,005	1,190	1,383	1,683	2,248	2,684	3,438
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.173	$20.744	$18.864	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505
Accumulation Unit Value at end of period	$22.602	$19.173	$20.744	$18.864	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461
Number of Accumulation Units outstanding at end of period (in thousands)	593	653	724	804	853	972	1,058	934	956	672
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.173	$20.744	$18.864	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505
Accumulation Unit Value at end of period	$22.602	$19.173	$20.744	$18.864	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461
Number of Accumulation Units outstanding at end of period (in thousands)	593	653	724	804	853	972	1,058	934	956	672
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.877	$20.435	$18.592	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367
Accumulation Unit Value at end of period	$22.242	$18.877	$20.435	$18.592	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306
Number of Accumulation Units outstanding at end of period (in thousands)	451	544	663	760	891	1,116	1,434	2,096	2,651	3,242
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.648	$19.123	$17.416	$16.327	$16.761	$15.799	$13.574	$12.478	$12.540	$11.666
Accumulation Unit Value at end of period	$20.773	$17.648	$19.123	$17.416	$16.327	$16.761	$15.799	$13.574	$12.478	$12.540
Number of Accumulation Units outstanding at end of period (in thousands)	48	58	63	75	99	115	137	189	211	268
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.510	$18.983	$17.297	$16.224	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628
Accumulation Unit Value at end of period	$20.600	$17.510	$18.983	$17.297	$16.224	$16.663	$15.715	$13.508	$12.424	$12.492
Number of Accumulation Units outstanding at end of period (in thousands)	73	74	81	92	116	118	129	122	159	198
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.268	$19.814	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084	$12.185
Accumulation Unit Value at end of period	$21.481	$18.268	$19.814	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084
Number of Accumulation Units outstanding at end of period (in thousands)	64	69	87	104	114	134	203	262	316	384

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.080	$19.640	$17.932	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224
Accumulation Unit Value at end of period	$21.229	$18.080	$19.640	$17.932	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106
Number of Accumulation Units outstanding at end of period (in thousands)	215	254	301	318	365	469	553	696	904	1,083

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.576	$34.486	$29.725	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401	$14.912
Accumulation Unit Value at end of period	$39.137	$30.576	$34.486	$29.725	$26.422	$26.993	$24.770	$18.485	$16.124	$16.401
Number of Accumulation Units outstanding at end of period (in thousands)	61	63	75	95	96	109	135	154	177	197
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.866	$33.736	$29.122	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764
Accumulation Unit Value at end of period	$38.171	$29.866	$33.736	$29.122	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214
Number of Accumulation Units outstanding at end of period (in thousands)	34	37	43	52	63	88	118	139	177	195
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$29.633	$33.489	$28.924	$25.761	$26.371	$24.247	$18.131	$15.847	$16.152	$14.715
Accumulation Unit Value at end of period	$37.854	$29.633	$33.489	$28.924	$25.761	$26.371	$24.247	$18.131	$15.847	$16.152
Number of Accumulation Units outstanding at end of period (in thousands)	30	33	35	41	40	42	46	34	35	43
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.945	$32.760	$28.337	$25.276	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568
Accumulation Unit Value at end of period	$36.919	$28.945	$32.760	$28.337	$25.276	$25.913	$23.862	$17.870	$15.642	$15.967
Number of Accumulation Units outstanding at end of period (in thousands)	60	76	86	96	114	122	166	188	246	318
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.945	$32.760	$28.337	$25.276	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568
Accumulation Unit Value at end of period	$36.919	$28.945	$32.760	$28.337	$25.276	$25.913	$23.862	$17.870	$15.642	$15.967
Number of Accumulation Units outstanding at end of period (in thousands)	60	76	86	96	114	122	166	188	246	318
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.272	$32.047	$27.762	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423
Accumulation Unit Value at end of period	$36.007	$28.272	$32.047	$27.762	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784
Number of Accumulation Units outstanding at end of period (in thousands)	57	71	85	101	104	125	173	254	342	414
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.272	$32.047	$27.762	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423
Accumulation Unit Value at end of period	$36.007	$28.272	$32.047	$27.762	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784
Number of Accumulation Units outstanding at end of period (in thousands)	57	71	85	101	104	125	173	254	342	414
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.052	$31.813	$27.573	$24.643	$25.315	$23.359	$17.528	$15.373	$15.724	$14.375
Accumulation Unit Value at end of period	$35.708	$28.052	$31.813	$27.573	$24.643	$25.315	$23.359	$17.528	$15.373	$15.724
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	11	12	10	16	21	27	31	33

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.616	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279
Accumulation Unit Value at end of period	$35.118	$27.616	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604
Number of Accumulation Units outstanding at end of period (in thousands)	77	88	130	153	150	182	233	297	357	457
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.400	$31.121	$27.013	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232
Accumulation Unit Value at end of period	$34.827	$27.400	$31.121	$27.013	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544
Number of Accumulation Units outstanding at end of period (in thousands)	111	129	145	166	160	187	276	174	161	151
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.400	$31.121	$27.013	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232
Accumulation Unit Value at end of period	$34.827	$27.400	$31.121	$27.013	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544
Number of Accumulation Units outstanding at end of period (in thousands)	111	129	145	166	160	187	276	174	161	151
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.186	$30.893	$26.829	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185
Accumulation Unit Value at end of period	$34.538	$27.186	$30.893	$26.829	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484
Number of Accumulation Units outstanding at end of period (in thousands)	86	99	130	154	162	227	308	382	507	642
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.763	$30.444	$26.465	$23.724	$24.444	$22.623	$17.027	$14.978	$15.366	$14.090
Accumulation Unit Value at end of period	$33.967	$26.763	$30.444	$26.465	$23.724	$24.444	$22.623	$17.027	$14.978	$15.366
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	10	17	20	19	34	38	50	77
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.555	$30.221	$26.284	$23.574	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043
Accumulation Unit Value at end of period	$33.685	$26.555	$30.221	$26.284	$23.574	$24.302	$22.502	$16.945	$14.914	$15.307
Number of Accumulation Units outstanding at end of period (in thousands)	5	11	10	9	21	13	17	17	27	38
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.347	$30.000	$26.105	$23.426	$24.161	$22.383	$16.863	$14.849	$15.249	$13.997
Accumulation Unit Value at end of period	$33.405	$26.347	$30.000	$26.105	$23.426	$24.161	$22.383	$16.863	$14.849	$15.249
Number of Accumulation Units outstanding at end of period (in thousands)	24	26	29	33	35	36	43	44	56	75
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.752	$29.367	$25.593	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866
Accumulation Unit Value at end of period	$32.602	$25.752	$29.367	$25.593	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084
Number of Accumulation Units outstanding at end of period (in thousands)	42	49	55	73	86	109	159	203	248	275

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.408	$25.675	$18.511	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312	$20.924
Accumulation Unit Value at end of period	$26.793	$21.408	$25.675	$18.511	$15.936	$20.057	$22.130	$22.608	$20.217	$24.312
Number of Accumulation Units outstanding at end of period (in thousands)	64	73	85	96	113	133	153	184	218	277
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.790	$24.972	$18.031	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597
Accumulation Unit Value at end of period	$25.981	$20.790	$24.972	$18.031	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	22	29	30	39	56	72	106	126
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.654	$24.820	$17.931	$15.468	$19.506	$21.565	$22.075	$19.780	$23.835	$20.554
Accumulation Unit Value at end of period	$25.798	$20.654	$24.820	$17.931	$15.468	$19.506	$21.565	$22.075	$19.780	$23.835
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	12	14	18	19	22	27	32	40
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.058	$24.141	$17.466	$15.089	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233
Accumulation Unit Value at end of period	$25.016	$20.058	$24.141	$17.466	$15.089	$19.058	$21.101	$21.633	$19.413	$23.427
Number of Accumulation Units outstanding at end of period (in thousands)	29	34	40	43	53	68	89	153	179	238
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.058	$24.141	$17.466	$15.089	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233
Accumulation Unit Value at end of period	$25.016	$20.058	$24.141	$17.466	$15.089	$19.058	$21.101	$21.633	$19.413	$23.427
Number of Accumulation Units outstanding at end of period (in thousands)	29	34	40	43	53	68	89	153	179	238
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.544	$28.378	$20.563	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071
Accumulation Unit Value at end of period	$29.319	$23.544	$28.378	$20.563	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830
Number of Accumulation Units outstanding at end of period (in thousands)	45	49	65	74	86	100	121	181	218	275
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.544	$28.378	$20.563	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071
Accumulation Unit Value at end of period	$29.319	$23.544	$28.378	$20.563	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830
Number of Accumulation Units outstanding at end of period (in thousands)	45	49	65	74	86	100	121	181	218	275
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.410	$23.408	$16.970	$14.690	$18.590	$20.625	$21.187	$19.050	$23.036	$19.935
Accumulation Unit Value at end of period	$24.160	$19.410	$23.408	$16.970	$14.690	$18.590	$20.625	$21.187	$19.050	$23.036
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	15	8	8	11	18	26	32	37

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.908	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740
Accumulation Unit Value at end of period	$28.485	$22.908	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406
Number of Accumulation Units outstanding at end of period (in thousands)	67	68	90	115	84	98	115	140	169	309
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.938	$22.873	$16.607	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714
Accumulation Unit Value at end of period	$23.537	$18.938	$22.873	$16.607	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747
Number of Accumulation Units outstanding at end of period (in thousands)	66	74	75	77	70	87	96	93	126	113
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.938	$22.873	$16.607	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714
Accumulation Unit Value at end of period	$23.537	$18.938	$22.873	$16.607	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747
Number of Accumulation Units outstanding at end of period (in thousands)	66	74	75	77	70	87	96	93	126	113
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.646	$22.531	$16.367	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497
Accumulation Unit Value at end of period	$23.162	$18.646	$22.531	$16.367	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486
Number of Accumulation Units outstanding at end of period (in thousands)	56	72	85	105	115	136	190	289	385	576
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.168	$26.814	$19.497	$16.929	$21.488	$23.911	$24.636	$22.219	$26.948	$23.390
Accumulation Unit Value at end of period	$27.509	$22.168	$26.814	$19.497	$16.929	$21.488	$23.911	$24.636	$22.219	$26.948
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	13	14	14	15	17	12	13	21
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.995	$26.618	$19.364	$16.822	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312
Accumulation Unit Value at end of period	$27.281	$21.995	$26.618	$19.364	$16.822	$21.363	$23.784	$24.517	$22.123	$26.845
Number of Accumulation Units outstanding at end of period (in thousands)	20	6	17	14	7	7	9	12	16	26
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.044	$21.847	$15.901	$13.820	$17.560	$19.560	$20.173	$18.212	$22.110	$19.210
Accumulation Unit Value at end of period	$22.369	$18.044	$21.847	$15.901	$13.820	$17.560	$19.560	$20.173	$18.212	$22.110
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	15	16	19	23	29	35	42	73
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.888	$22.904	$16.696	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383
Accumulation Unit Value at end of period	$23.381	$18.888	$22.904	$16.696	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	31	26	28	36	54	82	94	141

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.735	$16.473	$14.315	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455	$12.587
Accumulation Unit Value at end of period	$15.241	$13.735	$16.473	$14.315	$13.545	$14.690	$16.763	$13.824	$11.857	$13.455
Number of Accumulation Units outstanding at end of period (in thousands)	118	135	149	161	172	215	268	344	448	544
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.339	$16.022	$13.944	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390
Accumulation Unit Value at end of period	$14.780	$13.339	$16.022	$13.944	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225
Number of Accumulation Units outstanding at end of period (in thousands)	150	159	163	183	207	241	307	450	575	630
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.252	$15.924	$13.866	$13.147	$14.287	$16.335	$13.498	$11.601	$13.191	$12.364
Accumulation Unit Value at end of period	$14.675	$13.252	$15.924	$13.866	$13.147	$14.287	$16.335	$13.498	$11.601	$13.191
Number of Accumulation Units outstanding at end of period (in thousands)	28	29	42	54	58	62	64	60	67	73
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.869	$15.488	$13.507	$12.825	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171
Accumulation Unit Value at end of period	$14.231	$12.869	$15.488	$13.507	$12.825	$13.958	$15.984	$13.227	$11.385	$12.965
Number of Accumulation Units outstanding at end of period (in thousands)	111	136	144	165	188	211	238	243	292	391
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.869	$15.488	$13.507	$12.825	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171
Accumulation Unit Value at end of period	$14.231	$12.869	$15.488	$13.507	$12.825	$13.958	$15.984	$13.227	$11.385	$12.965
Number of Accumulation Units outstanding at end of period (in thousands)	111	136	144	165	188	211	238	243	292	391
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.017	$14.484	$12.650	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519
Accumulation Unit Value at end of period	$13.268	$12.017	$14.484	$12.650	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252
Number of Accumulation Units outstanding at end of period (in thousands)	181	195	233	271	319	407	483	666	832	1,036
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.017	$14.484	$12.650	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519
Accumulation Unit Value at end of period	$13.268	$12.017	$14.484	$12.650	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252
Number of Accumulation Units outstanding at end of period (in thousands)	181	195	233	271	319	407	483	666	832	1,036
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.454	$15.018	$13.123	$12.486	$13.616	$15.623	$12.955	$11.173	$12.749	$11.991
Accumulation Unit Value at end of period	$13.743	$12.454	$15.018	$13.123	$12.486	$13.616	$15.623	$12.955	$11.173	$12.749
Number of Accumulation Units outstanding at end of period (in thousands)	44	52	53	60	65	71	70	87	108	138
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.692	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360
Accumulation Unit Value at end of period	$12.890	$11.692	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065
Number of Accumulation Units outstanding at end of period (in thousands)	186	215	243	301	343	421	531	685	895	1,237
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.151	$14.675	$12.842	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859
Accumulation Unit Value at end of period	$13.389	$12.151	$14.675	$12.842	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589
Number of Accumulation Units outstanding at end of period (in thousands)	420	495	495	552	581	618	652	598	654	427

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.151	$14.675	$12.842	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859
Accumulation Unit Value at end of period	$13.389	$12.151	$14.675	$12.842	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589
Number of Accumulation Units outstanding at end of period (in thousands)	420	495	495	552	581	618	652	598	654	427
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.963	$14.455	$12.657	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728
Accumulation Unit Value at end of period	$13.176	$11.963	$14.455	$12.657	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444
Number of Accumulation Units outstanding at end of period (in thousands)	363	381	440	505	596	700	873	1,324	1,756	2,158
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.314	$13.685	$11.994	$11.446	$12.520	$14.408	$11.983	$10.366	$11.864	$11.193
Accumulation Unit Value at end of period	$12.449	$11.314	$13.685	$11.994	$11.446	$12.520	$14.408	$11.983	$10.366	$11.864
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	6	7	9	13	22	46	57	67
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.226	$13.585	$11.913	$11.374	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155
Accumulation Unit Value at end of period	$12.345	$11.226	$13.585	$11.913	$11.374	$12.447	$14.332	$11.926	$10.321	$11.819
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	24	25	26	30	41	45	71	89
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.577	$14.016	$12.297	$11.747	$12.861	$14.816	$12.335	$10.681	$12.236	$11.556
Accumulation Unit Value at end of period	$12.724	$11.577	$14.016	$12.297	$11.747	$12.861	$14.816	$12.335	$10.681	$12.236
Number of Accumulation Units outstanding at end of period (in thousands)	34	36	38	49	57	63	75	101	123	144
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.875	$13.186	$11.586	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003
Accumulation Unit Value at end of period	$11.935	$10.875	$13.186	$11.586	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633
Number of Accumulation Units outstanding at end of period (in thousands)	187	200	216	245	295	326	415	619	770	955

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.625	$19.799	$16.944	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555	$11.856
Accumulation Unit Value at end of period	$18.878	$16.625	$19.799	$16.944	$15.675	$16.998	$17.737	$13.750	$11.517	$12.555
Number of Accumulation Units outstanding at end of period (in thousands)	148	174	236	261	303	338	409	550	694	849
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.145	$19.257	$16.504	$15.291	$16.607	$17.356	$13.474	$11.303	$12.341	$11.670
Accumulation Unit Value at end of period	$18.306	$16.145	$19.257	$16.504	$15.291	$16.607	$17.356	$13.474	$11.303	$12.341
Number of Accumulation Units outstanding at end of period (in thousands)	106	117	139	172	190	244	348	496	656	805

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.039	$19.140	$16.412	$15.214	$16.531	$17.285	$13.426	$11.268	$12.309	$11.646
Accumulation Unit Value at end of period	$18.177	$16.039	$19.140	$16.412	$15.214	$16.531	$17.285	$13.426	$11.268	$12.309
Number of Accumulation Units outstanding at end of period (in thousands)	41	47	63	67	68	71	79	86	88	111
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.577	$18.616	$15.987	$14.842	$16.151	$16.913	$13.156	$11.059	$12.098	$11.464
Accumulation Unit Value at end of period	$17.626	$15.577	$18.616	$15.987	$14.842	$16.151	$16.913	$13.156	$11.059	$12.098
Number of Accumulation Units outstanding at end of period (in thousands)	139	166	189	223	266	303	373	559	716	947
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.577	$18.616	$15.987	$14.842	$16.151	$16.913	$13.156	$11.059	$12.098	$11.464
Accumulation Unit Value at end of period	$17.626	$15.577	$18.616	$15.987	$14.842	$16.151	$16.913	$13.156	$11.059	$12.098
Number of Accumulation Units outstanding at end of period (in thousands)	139	166	189	223	266	303	373	559	716	947
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.997	$17.950	$15.438	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187
Accumulation Unit Value at end of period	$16.945	$14.997	$17.950	$15.438	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789
Number of Accumulation Units outstanding at end of period (in thousands)	187	215	255	316	390	476	584	859	1,127	1,447
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.997	$17.950	$15.438	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187
Accumulation Unit Value at end of period	$16.945	$14.997	$17.950	$15.438	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789
Number of Accumulation Units outstanding at end of period (in thousands)	187	215	255	316	390	476	584	859	1,127	1,447
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.073	$18.051	$15.533	$14.448	$15.755	$16.531	$12.885	$10.852	$11.896	$11.295
Accumulation Unit Value at end of period	$17.022	$15.073	$18.051	$15.533	$14.448	$15.755	$16.531	$12.885	$10.852	$11.896
Number of Accumulation Units outstanding at end of period (in thousands)	37	41	54	56	58	67	84	114	159	174
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.592	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033
Accumulation Unit Value at end of period	$16.462	$14.592	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609
Number of Accumulation Units outstanding at end of period (in thousands)	225	261	310	360	438	523	693	932	1,238	1,605
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.707	$17.638	$15.200	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170
Accumulation Unit Value at end of period	$16.583	$14.707	$17.638	$15.200	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747
Number of Accumulation Units outstanding at end of period (in thousands)	253	275	313	337	371	421	488	424	386	254
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.707	$17.638	$15.200	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170
Accumulation Unit Value at end of period	$16.583	$14.707	$17.638	$15.200	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747
Number of Accumulation Units outstanding at end of period (in thousands)	253	275	313	337	371	421	488	424	386	254
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.480	$17.375	$14.981	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047
Accumulation Unit Value at end of period	$16.320	$14.480	$17.375	$14.981	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612
Number of Accumulation Units outstanding at end of period (in thousands)	196	226	243	292	380	479	661	1,012	1,352	1,702

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.120	$16.961	$14.638	$13.657	$14.937	$15.720	$12.290	$10.382	$11.415	$10.871
Accumulation Unit Value at end of period	$15.899	$14.120	$16.961	$14.638	$13.657	$14.937	$15.720	$12.290	$10.382	$11.415
Number of Accumulation Units outstanding at end of period (in thousands)	33	43	50	57	77	115	143	203	239	291
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.010	$16.837	$14.538	$13.571	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834
Accumulation Unit Value at end of period	$15.767	$14.010	$16.837	$14.538	$13.571	$14.850	$15.636	$12.230	$10.337	$11.371
Number of Accumulation Units outstanding at end of period (in thousands)	26	27	32	36	36	38	49	68	85	89
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.012	$16.847	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418	$10.885
Accumulation Unit Value at end of period	$15.761	$14.012	$16.847	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418
Number of Accumulation Units outstanding at end of period (in thousands)	43	58	79	85	94	107	149	201	233	283
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.268	$15.976	$13.823	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447
Accumulation Unit Value at end of period	$14.901	$13.268	$15.976	$13.823	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942
Number of Accumulation Units outstanding at end of period (in thousands)	129	141	161	186	208	318	387	509	881	1,207
(a) Inception date April 15, 2017.

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BlackRock Large Cap Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.296	$20.964	$16.410	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922	$7.796
Accumulation Unit Value at end of period	$27.867	$21.296	$20.964	$16.410	$15.425	$15.227	$13.526	$10.242	$9.014	$8.922
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	5	3	4	7	7	9	17	14
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.692	$20.401	$15.992	$15.055	$14.884	$13.241	$10.042	$8.851	$8.774	$7.678
Accumulation Unit Value at end of period	$27.036	$20.692	$20.401	$15.992	$15.055	$14.884	$13.241	$10.042	$8.851	$8.774
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	8	9	9	9	9	11	13
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.546	$20.267	$15.895	$14.971	$14.809	$13.180	$10.001	$8.819	$8.747	$7.658
Accumulation Unit Value at end of period	$26.832	$20.546	$20.267	$15.895	$14.971	$14.809	$13.180	$10.001	$8.819	$8.747
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	6	13	1
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.964	$19.722	$15.491	$14.612	$14.475	$12.903	$9.805	$8.660	$8.602	$7.542
Accumulation Unit Value at end of period	$26.032	$19.964	$19.722	$15.491	$14.612	$14.475	$12.903	$9.805	$8.660	$8.602
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	2	2	3	4	4	6
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.964	$19.722	$15.491	$14.612	$14.475	$12.903	$9.805	$8.660	$8.602	$7.542
Accumulation Unit Value at end of period	$26.032	$19.964	$19.722	$15.491	$14.612	$14.475	$12.903	$9.805	$8.660	$8.602
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	2	2	3	4	4	6
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.021	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198
Accumulation Unit Value at end of period	$31.276	$24.021	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	3	9
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.021	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475	$9.198
Accumulation Unit Value at end of period	$31.276	$24.021	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	3	9
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.319	$19.123	$15.051	$14.225	$14.120	$12.612	$9.603	$8.498	$8.458	$7.431
Accumulation Unit Value at end of period	$25.141	$19.319	$19.123	$15.051	$14.225	$14.120	$12.612	$9.603	$8.498	$8.458
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.423	$23.209	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337	$9.091
Accumulation Unit Value at end of period	$30.451	$23.423	$23.209	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	4	5	8
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.849	$18.686	$14.729	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348
Accumulation Unit Value at end of period	$24.493	$18.849	$18.686	$14.729	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.849	$18.686	$14.729	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352	$7.348
Accumulation Unit Value at end of period	$24.493	$18.849	$18.686	$14.729	$13.942	$13.860	$12.398	$9.454	$8.379	$8.352
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.046	$22.858	$18.026	$17.072	$16.980	$15.196	$11.594	$10.281	$10.253	$9.025
Accumulation Unit Value at end of period	$29.931	$23.046	$22.858	$18.026	$17.072	$16.980	$15.196	$11.594	$10.281	$10.253
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	4	5	4	4	11	19	21	20
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.666	$22.504	$17.765	$16.841	$16.767	$15.021	$11.471	$10.182	$10.165	$8.957
Accumulation Unit Value at end of period	$29.409	$22.666	$22.504	$17.765	$16.841	$16.767	$15.021	$11.471	$10.182	$10.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	3	3	3
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.497	$22.347	$17.650	$16.740	$16.675	$14.946	$11.420	$10.142	$10.129	$8.930
Accumulation Unit Value at end of period	$29.174	$22.497	$22.347	$17.650	$16.740	$16.675	$14.946	$11.420	$10.142	$10.129
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.301	$22.164	$17.514	$16.620	$16.563	$14.853	$11.355	$10.089	$10.082	$8.892
Accumulation Unit Value at end of period	$28.907	$22.301	$22.164	$17.514	$16.620	$16.563	$14.853	$11.355	$10.089	$10.082
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	5	5	5	7	9
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.785	$21.684	$17.160	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967	$8.804
Accumulation Unit Value at end of period	$28.195	$21.785	$21.684	$17.160	$16.309	$16.277	$14.619	$11.192	$9.959	$9.967
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (the “Account”), as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund	Templeton Developing Markets VIP Fund
American Century VP Growth Fund	Templeton Foreign VIP Fund
AB VPS Balanced Wealth Strategy Portfolio	Templeton Growth VIP Fund
AB VPS International Value Portfolio	Franklin Mutual Global Discovery VIP Fund
AB VPS Small/Mid Cap Value Portfolio	Franklin Flex Cap Growth VIP Fund
AB VPS International Growth Portfolio	Templeton Global Bond VIP Fund
Invesco V.I. Value Opportunities Fund	Hartford Balanced HLS Fund
Invesco V.I. Core Equity Fund	Hartford Total Return Bond HLS Fund
Invesco V.I. Government Securities Fund	Hartford Capital Appreciation HLS Fund
Invesco V.I. High Yield Fund	Hartford Dividend and Growth HLS Fund
Invesco V.I. International Growth Fund	Hartford Global Growth HLS Fund
Invesco V.I. Mid Cap Core Equity Fund	Hartford Disciplined Equity HLS Fund
Invesco V.I. Small Cap Equity Fund	Hartford Growth Opportunities HLS Fund
Invesco V.I. Balanced Risk Allocation Fund	Hartford High Yield HLS Fund
Invesco V.I. Diversified Dividend Fund	Hartford International Opportunities HLS Fund
Invesco V.I. Government Money Market Fund	Hartford MidCap Growth HLS Fund
American Century VP Mid Cap Value Fund	Hartford Ultrashort Bond HLS Fund
American Funds Global Bond Fund	Hartford Small Company HLS Fund
American Funds Global Growth and Income Fund	Hartford SmallCap Growth HLS Fund
American Funds Asset Allocation Fund	Hartford Stock HLS Fund
American Funds Blue Chip Income and Growth Fund	Hartford U.S. Government Securities HLS Fund
American Funds Bond Fund	Hartford Value HLS Fund
American Funds Global Growth Fund	Lord Abbett Fundamental Equity Fund
American Funds Growth Fund	Lord Abbett Calibrated Dividend Growth Fund
American Funds Growth-Income Fund	Lord Abbett Bond Debenture Fund
American Funds International Fund	Lord Abbett Growth and Income Fund
American Funds New World Fund	MFS® Growth Fund
American Funds Global Small Capitalization Fund	MFS® Global Equity Fund
Wells Fargo VT Omega Growth Fund	MFS® Investors Trust Fund
Fidelity® VIP Growth Portfolio	MFS® Mid Cap Growth Fund
Fidelity® VIP Contrafund® Portfolio	MFS® New Discovery Fund
Fidelity® VIP Mid Cap Portfolio	MFS® Total Return Fund
Fidelity® VIP Value Strategies Portfolio	MFS® Value Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	MFS® Total Return Bond Series
Fidelity® VIP Strategic Income Portfolio	MFS® Research Fund
Franklin Rising Dividends VIP Fund	MFS® High Yield Portfolio
Franklin Income VIP Fund	BlackRock Global Allocation V.I. Fund
Franklin Large Cap Growth VIP Fund	BlackRock Large Cap Focus Growth V.I. Fund
Franklin Global Real Estate VIP Fund	BlackRock Equity Dividend V.I. Fund
Franklin Small-Mid Cap Growth VIP Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Franklin Small Cap Value VIP Fund	Morgan Stanley VIF Growth Portfolio
Franklin Strategic Income VIP Fund	Morgan Stanley VIF Discovery Portfolio
Franklin Mutual Shares VIP Fund	(Formerly Morgan Stanley VIF Mid Cap Growth Portfolio)
Invesco V.I. American Value Fund	PIMCO All Asset Fund
BlackRock Capital Appreciation V.I. Fund	PIMCO StocksPLUS® Global Portfolio
Invesco Oppenheimer V.I. Capital Appreciation Fund	PIMCO Global Core Asset Allocation Portfolio
(Formerly Oppenheimer Capital Appreciation Fund/VA)	(Formerly PIMCO Global Multi-Asset Managed Allocation
Invesco Oppenheimer V.I Global Fund	Portfolio)
(Formerly Oppenheimer Global Fund/VA)	Jennison 20/20 Focus Portfolio
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Prudential Value Portfolio
(Formerly Oppenheimer Main Street Fund®/VA)	Invesco V.I. Growth and Income Fund
Invesco Oppenheimer V.I. Main Street Fund®	Invesco V.I. Comstock Fund
(Formerly Oppenheimer Main Street Small Cap Fund/VA)	Invesco V.I. American Franchise Fund
Putnam VT Diversified Income Fund	Invesco V.I. Mid Cap Growth Fund
Putnam VT Global Asset Allocation Fund	Wells Fargo VT Index Asset Allocation Fund
Putnam VT International Value Fund	Wells Fargo VT International Equity Fund
Putnam VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
Putnam VT Multi-Cap Core Fund	Wells Fargo VT Discovery Fund
Putnam VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund
Putnam VT Equity Income Fund

We have also audited the accompanying statements of assets and liabilities of MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, Putnam VT Growth Opportunities Fund, BlackRock S&P 500 Index V.I. Fund, AB VPS Growth and Income Portfolio, and BlackRock Managed Volatility V.I. Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and related notes. We have also audited the AB VPS Value Portfolio statement of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and related notes.

Sub-account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
MFS® Core Equity Portfolio	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Four years in the period ended December 31, 2019 and period from January 30, 2015 to December 31, 2015
MFS® Massachusetts Investors Growth Stock Portfolio	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Four years in the period ended December 31, 2019 and period from January 30, 2015 to December 31, 2015
MFS® Research International Portfolio	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Four years in the period ended December 31, 2019 and period from January 30, 2015 to December 31, 2015
Putnam VT Growth Opportunities Fund	December 31, 2019	Year ended December 31, 2019	Two years in the period ended December 31, 2019	Three years in the period ended December 31, 2019 and period from November 18, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2019	Year ended December 31, 2019	Year ended December 31, 2019 and period from April 20, 2018 to December 31, 2018	Year ended December 31, 2019 and period from April 20, 2018 to December 31, 2018

BlackRock Managed Volatility V.I. Fund	December 31, 2019	Year ended December 31, 2019	Year ended December 31, 2019 and period from April 20, 2018 to December 31, 2018	Year ended December 31, 2019 and period from April 20, 2018 to December 31, 2018
AB VPS Value Portfolio	Not Applicable	Period from January 1, 2019 to April 26, 2019	Period from January 1, 2019 to April 26, 2019 and year ended December 31, 2018 and the	Period from January 1, 2019 to April 26, 2019 and four years in the period ended December 31, 2018
AB VPS Growth and Income Portfolio	December 31, 2019	Period from April 30, 2019 to December 31, 2019	Period from April 30, 2019 to December 31, 2019	Period from April 30, 2019 to December 31, 2019

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2019, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on the Sub-Accounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the Sub-Accounts’ fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 16, 2020

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	10,239,780	12,313,764	8,423,325	1,332,213	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	4,906,129	1,721,325	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	33,109,915	82,117,526	152,304,308	24,791
class S2	—	—	—	—	—	—	—	4,107,796	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	4,906,129	1,721,325	10,239,780	12,313,764	8,423,325	1,332,213	33,109,915	86,225,322	152,304,308	24,791
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	124	51	430	5,017	7,512	58	4,336	16,673	15,682	1
Other assets	2	—	—	—	—	2	—	—	—	—
Total assets	4,906,255	1,721,376	10,240,210	12,318,781	8,430,837	1,332,273	33,114,251	86,241,995	152,319,990	24,792

Liabilities:
Due to Sponsor Company	124	51	430	5,017	7,512	58	4,336	16,673	15,682	1
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	3	2	—	—	4	3	8	—
Total liabilities	124	51	433	5,019	7,512	58	4,340	16,676	15,690	1

Net assets:
For contract liabilities	$4,906,131	$1,721,325	$10,239,777	$12,313,762	$8,423,325	$1,332,215	$33,109,911	$86,225,319	$152,304,300	$24,791

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	10,239,777	12,313,762	8,423,325	1,332,215	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	4,906,131	1,721,325	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	33,109,911	82,117,525	152,304,300	24,791
class S2	—	—	—	—	—	—	—	4,107,794	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,906,131	$1,721,325	$10,239,777	$12,313,762	$8,423,325	$1,332,215	$33,109,911	$86,225,319	$152,304,300	$24,791

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	1,013,840	864,731	475,357	57,547	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	417,899	101,135	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	5,912,485	2,349,572	13,118,373	4,583
class S2	—	—	—	—	—	—	—	118,006	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	417,899	101,135	1,013,840	864,731	475,357	57,547	5,912,485	2,467,578	13,118,373	4,583

Cost	$3,528,028	$1,300,149	$10,881,887	$11,625,016	$8,679,354	$1,073,351	$41,027,186	$78,296,498	$155,403,098	$25,084

Deferred contracts in the accumulation period:
Units owned by participants #	217,965	67,339	616,114	1,567,907	346,271	125,738	16,845,930	3,958,311	110,619,331	1,836
Minimum unit fair value #*	$21.406970	$24.671989	$14.154263	$6.578473	$20.026717	$8.968980	$1.709092	$16.452850	$1.181988	$13.218851
Maximum unit fair value #*	$23.374017	$26.904514	$23.044027	$15.062801	$36.637775	$18.119653	$26.286741	$26.786554	$10.130772	$13.631880
Contract liability	$4,906,131	$1,721,325	$10,050,728	$12,251,763	$8,423,325	$1,332,215	$32,766,896	$85,401,986	$150,268,290	$24,791

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	12,058	8,387	—	—	167,893	36,569	1,443,696	—
Minimum unit fair value #*	$—	$—	$15.559060	$7.189003	$—	$—	$1.983554	$21.766903	$1.359360	$—
Maximum unit fair value #*	$—	$—	$17.103305	$7.582193	$—	$—	$2.279300	$24.876144	$1.576383	$—
Contract liability	$—	$—	$189,049	$61,999	$—	$—	$343,015	$823,333	$2,036,010	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)(2)	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	54,763,141	146,533,362
class 4	—	—	—	—	—	—	—	—	6,431,989	21,171,586
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	367,947	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	929,798	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	57,965,240	87,056,322	43,314,061	—	—	92,360,815	—	—	—	—
class S2	32,825,692	1,212,748	11,583,479	7,265,233	151,393	1,285,491	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	90,790,932	88,269,070	54,897,540	7,265,233	151,393	93,646,306	929,798	367,947	61,195,130	167,704,948
Due from Sponsor Company	—	—	—	—	—	410,781	—	—	—	—
Receivable for fund shares sold	28,646	40,208	21,672	7,620	8	—	24	15	8,940	191,665
Other assets	—	—	—	1	—	35	1	1	—	—
Total assets	90,819,578	88,309,278	54,919,212	7,272,854	151,401	94,057,122	929,823	367,963	61,204,070	167,896,613

Liabilities:
Due to Sponsor Company	28,646	40,208	21,672	7,620	8	—	24	15	8,940	191,665
Payable for fund shares purchased	—	—	—	—	—	410,781	—	—	—	—
Other liabilities	3	3	2	—	4	—	—	—	2	1
Total liabilities	28,649	40,211	21,674	7,620	12	410,781	24	15	8,942	191,666

Net assets:
For contract liabilities	$90,790,929	$88,269,067	$54,897,538	$7,265,234	$151,389	$93,646,341	$929,799	$367,948	$61,195,128	$167,704,947

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	54,763,140	146,533,362
class 4	—	—	—	—	—	—	—	—	6,431,988	21,171,585
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	367,948	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	929,799	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	57,965,237	87,056,319	43,314,062	—	—	92,360,848	—	—	—	—
class S2	32,825,692	1,212,748	11,583,476	7,265,234	151,389	1,285,493	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$90,790,929	$88,269,067	$54,897,538	$7,265,234	$151,389	$93,646,341	$929,799	$367,948	$61,195,128	$167,704,947

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	4,552,215	9,221,735
class 4	—	—	—	—	—	—	—	—	539,596	1,354,548
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	12,364	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	44,918	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,484,005	7,147,481	2,442,981	—	—	92,360,815	—	—	—	—
class S2	853,059	102,083	697,800	677,095	5,601	1,285,491	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,337,064	7,249,564	3,140,781	677,095	5,601	93,646,306	44,918	12,364	5,091,811	10,576,283

Cost	$71,858,473	$90,723,478	$55,976,086	$7,637,247	$109,901	$93,646,306	$836,037	$377,569	$58,583,423	$133,377,303

Deferred contracts in the accumulation period:
Units owned by participants #	21,610,540	29,347,911	2,192,507	501,619	7,293	10,031,314	38,899	33,330	4,818,293	8,641,065
Minimum unit fair value #*	$2.501201	$2.545633	$17.883358	$12.995732	$19.901129	$8.664829	$22.738331	$10.929310	$9.928690	$11.797957
Maximum unit fair value #*	$22.552849	$24.909576	$30.264153	$15.768680	$22.018320	$10.216489	$24.857624	$11.100020	$14.656512	$30.229271
Contract liability	$90,376,246	$87,506,536	$54,616,518	$7,251,657	$151,389	$93,223,199	$929,799	$367,948	$60,750,011	$165,885,877

Contracts in payout (annuitization) period:
Units owned by participants #	108,576	246,452	10,685	872	—	44,900	—	—	33,067	87,939
Minimum unit fair value #*	$2.876415	$2.927539	$18.293389	$15.562132	$—	$9.285610	$—	$—	$10.185016	$12.087911
Maximum unit fair value #*	$21.068723	$17.469735	$30.264153	$15.562132	$—	$9.533599	$—	$—	$14.656512	$23.278230
Contract liability	$414,683	$762,531	$281,020	$13,577	$—	$423,142	$—	$—	$445,117	$1,819,070

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	544,527,931	332,525,854	477,703,371	201,644,058	1,214,631,545	1,149,627,205	251,439,868	88,196,905	113,088,950	821,979
class 4	21,649,136	22,705,208	87,338,210	13,520,602	156,551,298	93,989,962	85,779,243	11,856,436	23,572,754	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	566,177,067	355,231,062	565,041,581	215,164,660	1,371,182,843	1,243,617,167	337,219,111	100,053,341	136,661,704	821,979
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	154,876	331,465	42,904	122,986	706,755	457,252	135,296	62,634	157,266	2,419
Other assets	—	35	8	—	3	—	—	1	3	—
Total assets	566,331,943	355,562,562	565,084,493	215,287,646	1,371,889,601	1,244,074,419	337,354,407	100,115,976	136,818,973	824,398

Liabilities:
Due to Sponsor Company	154,876	331,465	42,904	122,986	706,755	457,252	135,296	62,634	157,266	2,419
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	3	—	—	4	—	9	1	—	—	3
Total liabilities	154,879	331,465	42,904	122,990	706,755	457,261	135,297	62,634	157,266	2,422

Net assets:
For contract liabilities	$566,177,064	$355,231,097	$565,041,589	$215,164,656	$1,371,182,846	$1,243,617,158	$337,219,110	$100,053,342	$136,661,707	$821,976

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	544,527,931	332,525,888	477,703,377	201,644,055	1,214,631,554	1,149,627,198	251,439,867	88,196,904	113,088,955	821,976
class 4	21,649,133	22,705,209	87,338,212	13,520,601	156,551,292	93,989,960	85,779,243	11,856,438	23,572,752	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$566,177,064	$355,231,097	$565,041,589	$215,164,656	$1,371,182,846	$1,243,617,158	$337,219,110	$100,053,342	$136,661,707	$821,976

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	22,888,942	24,833,895	43,348,763	6,254,468	15,075,481	22,955,815	12,100,090	3,446,538	4,346,232	26,906
class 4	914,623	1,705,876	7,939,837	421,860	1,971,431	1,898,020	4,176,205	465,506	901,099	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	23,803,565	26,539,771	51,288,600	6,676,328	17,046,912	24,853,835	16,276,295	3,912,044	5,247,331	26,906

Cost	$444,116,128	$306,554,949	$552,450,586	$157,011,542	$1,095,064,431	$1,022,080,071	$303,671,861	$77,410,446	$109,911,553	$673,937

Deferred contracts in the accumulation period:
Units owned by participants #	22,885,364	142,399,138	36,801,187	7,354,896	50,586,808	43,284,227	20,261,090	3,610,335	5,607,668	25,156
Minimum unit fair value #*	$11.294913	$1.993079	$10.165191	$12.282260	$13.038835	$12.506357	$10.665503	$11.255417	$11.967304	$31.193708
Maximum unit fair value #*	$31.717451	$33.764506	$19.592278	$41.144512	$44.006651	$39.649223	$25.548962	$43.256118	$39.105592	$34.774531
Contract liability	$559,057,776	$350,666,653	$560,786,675	$212,581,375	$1,358,080,781	$1,226,352,750	$334,722,683	$99,285,540	$135,364,351	$819,255

Contracts in payout (annuitization) period:
Units owned by participants #	270,715	1,867,759	262,513	74,614	413,993	537,431	130,106	23,780	47,535	81
Minimum unit fair value #*	$11.586532	$2.293654	$10.427593	$28.100910	$13.375460	$12.829243	$10.940924	$11.546084	$12.276321	$33.643233
Maximum unit fair value #*	$31.717451	$11.585387	$19.592278	$41.144512	$44.006651	$39.649223	$25.190632	$43.256118	$38.235426	$33.643233
Contract liability	$7,119,288	$4,564,444	$4,254,914	$2,583,281	$13,102,065	$17,264,408	$2,496,427	$767,802	$1,297,356	$2,721

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	336,061,467	422,128,097	55,208,342	3,807,361
class 4	—	—	—	—	—	—	5,850,541	61,600,364	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	8,323,591	51,135,456	35,292,939	1,393,184	2,049,350	1,055,730	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	8,323,591	51,135,456	35,292,939	1,393,184	2,049,350	1,055,730	341,912,008	483,728,461	55,208,342	3,807,361
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	377	18,651	8,417	67	231	20	222,671	297,599	6,053	196
Other assets	—	—	—	2	—	—	2	—	1	—
Total assets	8,323,968	51,154,107	35,301,356	1,393,253	2,049,581	1,055,750	342,134,681	484,026,060	55,214,396	3,807,557

Liabilities:
Due to Sponsor Company	377	18,651	8,417	67	231	20	222,671	297,599	6,053	196
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	8	—	—	1	—	—	—	2
Total liabilities	379	18,651	8,425	67	231	21	222,671	297,599	6,053	198

Net assets:
For contract liabilities	$8,323,589	$51,135,456	$35,292,931	$1,393,186	$2,049,350	$1,055,729	$341,912,010	$483,728,461	$55,208,343	$3,807,359

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	336,061,468	422,128,096	55,208,343	3,807,359
class 4	—	—	—	—	—	—	5,850,542	61,600,365	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	8,323,589	51,135,456	35,292,931	1,393,186	2,049,350	1,055,729	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$8,323,589	$51,135,456	$35,292,931	$1,393,186	$2,049,350	$1,055,729	$341,912,010	$483,728,461	$55,208,343	$3,807,359

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	12,451,332	26,532,250	2,509,470	217,563
class 4	—	—	—	—	—	—	216,047	3,774,532	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	107,498	1,416,495	1,111,589	103,737	160,860	93,098	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	107,498	1,416,495	1,111,589	103,737	160,860	93,098	12,667,379	30,306,782	2,509,470	217,563

Cost	$6,534,604	$39,695,082	$32,188,682	$1,209,777	$1,914,586	$1,061,384	$284,116,677	$457,693,942	$46,533,486	$3,517,675

Deferred contracts in the accumulation period:
Units owned by participants #	307,407	2,003,171	1,654,285	63,955	78,281	64,205	10,043,081	20,928,199	2,083,113	141,042
Minimum unit fair value #*	$23.310047	$20.143586	$17.826852	$18.588172	$23.051420	$12.735981	$25.860321	$14.641606	$23.331108	$20.802958
Maximum unit fair value #*	$44.732925	$36.817306	$32.808467	$39.980250	$40.689119	$17.052753	$40.609697	$29.397661	$31.142471	$35.279198
Contract liability	$8,293,476	$50,992,487	$35,229,313	$1,393,186	$2,049,350	$1,042,609	$338,102,734	$478,001,993	$54,483,387	$3,772,621

Contracts in payout (annuitization) period:
Units owned by participants #	1,174	5,666	3,146	—	—	782	107,380	231,304	26,011	1,259
Minimum unit fair value #*	$25.625345	$22.144456	$19.597701	$—	$—	$16.786188	$34.088672	$16.095757	$26.783486	$24.210867
Maximum unit fair value #*	$25.777438	$36.241989	$21.672329	$—	$—	$16.786188	$40.609697	$28.240473	$30.974741	$28.066435
Contract liability	$30,113	$142,969	$63,618	$—	$—	$13,120	$3,809,276	$5,726,468	$724,956	$34,738

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$163,377,176	$—	$36,048,470	$—	$—	$—	$—	$—
class 2	114,527,533	31,523,680	10,781,069	332,387,282	107,176	127,050,142	115,656,508	142,195,274	23,510,530	4,094,474
class 4	7,275,227	14,376,927	39,702,633	61,752,188	4,031,163	20,868,271	18,965,434	20,140,574	3,600,849	28,886,937
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	121,802,760	45,900,607	213,860,878	394,139,470	40,186,809	147,918,413	134,621,942	162,335,848	27,111,379	32,981,411
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	115,625	14,406	36,384	169,133	14,980	19,640	45,396	41,515	11,529	4,583
Other assets	—	2	4	—	1	—	—	3	—	—
Total assets	121,918,385	45,915,015	213,897,266	394,308,603	40,201,790	147,938,053	134,667,338	162,377,366	27,122,908	32,985,994

Liabilities:
Due to Sponsor Company	115,625	14,406	36,384	169,133	14,980	19,640	45,396	41,515	11,529	4,583
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	5	—	6	—	—	6	2
Total liabilities	115,626	14,406	36,384	169,138	14,980	19,646	45,396	41,515	11,535	4,585

Net assets:
For contract liabilities	$121,802,759	$45,900,609	$213,860,882	$394,139,465	$40,186,810	$147,918,407	$134,621,942	$162,335,851	$27,111,373	$32,981,409

Contract Liabilities:
class 1	$—	$—	$163,377,176	$—	$36,048,472	$—	$—	$—	$—	$—
class 2	114,527,531	31,523,680	10,781,068	332,387,279	107,176	127,050,138	115,656,508	142,195,275	23,510,523	4,094,473
class 4	7,275,228	14,376,929	39,702,638	61,752,186	4,031,162	20,868,269	18,965,434	20,140,576	3,600,850	28,886,936
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$121,802,759	$45,900,609	$213,860,882	$394,139,465	$40,186,810	$147,918,407	$134,621,942	$162,335,851	$27,111,373	$32,981,409

Shares:
class 1	—	—	14,947,592	—	3,337,821	—	—	—	—	—
class 2	6,623,918	2,094,596	1,021,902	17,670,775	10,007	9,120,613	10,610,689	7,669,648	2,916,939	256,385
class 4	403,283	926,946	3,665,986	3,251,827	374,296	1,469,597	1,713,228	1,061,147	467,036	1,768,949
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	7,027,201	3,021,542	19,635,480	20,922,602	3,722,124	10,590,210	12,323,917	8,730,795	3,383,975	2,025,334

Cost	$130,876,033	$51,060,527	$228,095,519	$363,276,889	$32,962,451	$147,236,537	$147,260,882	$167,413,037	$27,544,483	$35,576,140

Deferred contracts in the accumulation period:
Units owned by participants #	5,459,853	2,262,931	10,797,599	16,315,444	1,700,264	10,892,510	7,867,487	5,435,723	1,049,574	2,400,772
Minimum unit fair value #*	$14.878593	$17.270376	$12.241232	$14.488646	$9.425550	$9.168624	$11.410634	$14.954843	$22.136700	$10.772311
Maximum unit fair value #*	$37.063651	$34.942097	$27.361376	$33.314237	$33.568337	$17.259644	$21.912403	$40.004619	$36.223168	$15.185528
Contract liability	$120,959,084	$45,789,698	$211,399,765	$390,609,130	$39,952,430	$146,902,662	$133,248,663	$161,179,002	$26,986,089	$32,859,241

Contracts in payout (annuitization) period:
Units owned by participants #	33,526	5,611	108,679	137,292	7,932	69,585	76,282	33,985	4,631	8,834
Minimum unit fair value #*	$17.393966	$19.171121	$12.678798	$15.927919	$25.016197	$10.079564	$12.470177	$16.440217	$26.145358	$10.950510
Maximum unit fair value #*	$32.955113	$22.957297	$27.361376	$33.314237	$33.568337	$17.259644	$21.912403	$40.004619	$29.222801	$15.179992
Contract liability	$843,675	$110,911	$2,461,117	$3,530,335	$234,380	$1,015,745	$1,373,279	$1,156,849	$125,284	$122,168

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	15,115,174	326,246,750	289,920,670	226,794,909	3,660,046	58,927,493	87,238,709	20,365,650	21,481,833	5,913,259
class IB	—	4,760,976	9,607,571	9,425,829	285,810	472,726	1,949,097	1,781,882	4,473,132	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	15,115,174	331,007,726	299,528,241	236,220,738	3,945,856	59,400,219	89,187,806	22,147,532	25,954,965	5,913,259
Due from Sponsor Company	19,370	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	50,597	111,284	100,388	404	16,623	20,843	2,736	2,797	283
Other assets	3	—	3	—	3	—	6	1	—	—
Total assets	15,134,547	331,058,323	299,639,528	236,321,126	3,946,263	59,416,842	89,208,655	22,150,269	25,957,762	5,913,542

Liabilities:
Due to Sponsor Company	—	50,597	111,284	100,388	404	16,623	20,843	2,736	2,797	283
Payable for fund shares purchased	19,370	—	—	—	—	—	—	—	—	—
Other liabilities	—	4	—	1	—	2	—	—	3	1
Total liabilities	19,370	50,601	111,284	100,389	404	16,625	20,843	2,736	2,800	284

Net assets:
For contract liabilities	$15,115,177	$331,007,722	$299,528,244	$236,220,737	$3,945,859	$59,400,217	$89,187,812	$22,147,533	$25,954,962	$5,913,258

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	15,115,177	326,246,746	289,920,671	226,794,906	3,660,048	58,927,491	87,238,712	20,365,651	21,481,829	5,913,258
class IB	—	4,760,976	9,607,573	9,425,831	285,811	472,726	1,949,100	1,781,882	4,473,133	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$15,115,177	$331,007,722	$299,528,244	$236,220,737	$3,945,859	$59,400,217	$89,187,812	$22,147,533	$25,954,962	$5,913,258

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	499,345	28,518,073	6,295,780	10,271,509	131,373	3,689,887	2,462,284	2,533,041	1,297,212	723,777
class IB	—	418,363	212,369	429,227	10,382	29,995	58,637	225,841	266,258	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	499,345	28,936,436	6,508,149	10,700,736	141,755	3,719,882	2,520,921	2,758,882	1,563,470	723,777

Cost	$13,171,706	$318,664,516	$266,261,061	$217,614,558	$3,456,887	$51,428,650	$80,448,282	$22,548,265	$21,186,625	$5,886,435

Deferred contracts in the accumulation period:
Units owned by participants #	759,569	23,846,483	13,481,154	9,404,259	162,612	2,024,781	3,125,343	1,142,392	1,884,415	228,408
Minimum unit fair value #*	$17.205140	$12.092717	$18.543401	$21.321463	$18.217135	$25.186511	$23.669019	$14.257920	$11.511926	$22.057079
Maximum unit fair value #*	$27.549348	$16.128537	$37.416983	$37.377415	$39.635982	$45.033974	$48.442297	$26.302744	$22.240695	$42.607091
Contract liability	$15,088,357	$330,026,758	$298,823,769	$235,646,526	$3,945,859	$59,212,438	$88,946,997	$22,103,540	$25,786,609	$5,882,642

Contracts in payout (annuitization) period:
Units owned by participants #	1,303	71,584	30,679	21,780	—	6,618	8,831	2,232	8,961	1,277
Minimum unit fair value #*	$19.714037	$13.293615	$20.385594	$23.439205	$—	$27.524405	$26.020004	$18.982619	$12.730870	$23.541146
Maximum unit fair value #*	$20.915905	$15.793290	$34.692391	$36.600599	$—	$30.437556	$31.237877	$23.276874	$21.549247	$25.879631
Contract liability	$26,820	$980,964	$704,475	$574,211	$—	$187,779	$240,815	$43,993	$168,353	$30,616

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	114,782,409	7,933,115	7,206,464	2,970,045	13,118,400	7,563,410	—	—	—	—
class IB	292,198	—	—	—	950,990	2,935,670	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	8,131,876	12,422,003	26,401,903	4,885,614
Total investments	115,074,607	7,933,115	7,206,464	2,970,045	14,069,390	10,499,080	8,131,876	12,422,003	26,401,903	4,885,614
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	49,798	15,150	814	124	1,461	613	10,489	510	9,049	194
Other assets	9	—	—	—	2	—	—	—	2	3
Total assets	115,124,414	7,948,265	7,207,278	2,970,169	14,070,853	10,499,693	8,142,365	12,422,513	26,410,954	4,885,811

Liabilities:
Due to Sponsor Company	49,798	15,150	814	124	1,461	613	10,489	510	9,049	194
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	3	—	—	1	—	1	—	—
Total liabilities	49,798	15,150	817	124	1,461	614	10,489	511	9,049	194

Net assets:
For contract liabilities	$115,074,616	$7,933,115	$7,206,461	$2,970,045	$14,069,392	$10,499,079	$8,131,876	$12,422,002	$26,401,905	$4,885,617

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	114,782,421	7,933,115	7,206,461	2,970,045	13,118,401	7,563,411	—	—	—	—
class IB	292,195	—	—	—	950,991	2,935,668	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	8,131,876	12,422,002	26,401,905	4,885,617
Total contract liabilities	$115,074,616	$7,933,115	$7,206,461	$2,970,045	$14,069,392	$10,499,079	$8,131,876	$12,422,002	$26,401,905	$4,885,617

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	11,264,221	387,927	242,479	32,081	1,272,396	526,700	—	—	—	—
class IB	28,703	—	—	—	92,329	204,719	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	491,649	778,321	2,185,588	141,325
Total shares	11,292,924	387,927	242,479	32,081	1,364,725	731,419	491,649	778,321	2,185,588	141,325

Cost	$113,589,076	$7,646,238	$6,669,703	$2,131,379	$14,213,881	$9,497,396	$8,494,829	$11,388,477	$25,429,594	$3,922,353

Deferred contracts in the accumulation period:
Units owned by participants #	97,062,624	305,316	222,569	113,659	1,316,549	464,467	348,920	495,460	1,395,609	251,876
Minimum unit fair value #*	$0.831207	$21.693319	$28.403052	$22.209577	$9.461403	$18.712788	$20.080099	$21.949742	$15.645477	$16.224912
Maximum unit fair value #*	$10.347744	$38.820600	$48.530718	$40.662046	$12.330367	$32.406476	$27.115679	$32.190372	$23.391254	$27.385767
Contract liability	$113,858,019	$7,933,115	$7,175,484	$2,970,045	$14,064,507	$10,499,079	$8,131,876	$12,226,901	$26,259,704	$4,842,897

Contracts in payout (annuitization) period:
Units owned by participants #	1,143,122	—	992	—	466	—	—	7,954	7,625	2,381
Minimum unit fair value #*	$0.967148	$—	$31.224205	$—	$10.462780	$—	$—	$24.127976	$18.097735	$17.941034
Maximum unit fair value #*	$9.804542	$—	$31.224205	$—	$10.970019	$—	$—	$26.522169	$20.011761	$17.941034
Contract liability	$1,216,597	$—	$30,977	$—	$4,885	$—	$—	$195,101	$142,201	$42,720

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	112,003,668	15,510,761	105,829,035	53,237,798	79,695,942	296,876,668	119,023,715	315,117,015	18,194,506	65,743,222
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	16,067,587	—	1,862,368	—	710,325	27,127,275	81,463,530	108,409,347	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	128,071,255	15,510,761	107,691,403	53,237,798	80,406,267	324,003,943	200,487,245	423,526,362	18,194,506	65,743,222
Due from Sponsor Company	—	—	—	43,498	28,586	—	—	—	—	20,418
Receivable for fund shares sold	42,669	2,398	29,077	—	—	131,810	43,901	82,772	1,357	—
Other assets	—	—	2	3	—	2	—	5	1	2
Total assets	128,113,924	15,513,159	107,720,482	53,281,299	80,434,853	324,135,755	200,531,146	423,609,139	18,195,864	65,763,642

Liabilities:
Due to Sponsor Company	42,669	2,398	29,077	—	—	131,810	43,901	82,772	1,357	—
Payable for fund shares purchased	—	—	—	43,498	28,586	—	—	—	—	20,418
Other liabilities	2	4	—	—	3	—	1	—	—	—
Total liabilities	42,671	2,402	29,077	43,498	28,589	131,810	43,902	82,772	1,357	20,418

Net assets:
For contract liabilities	$128,071,253	$15,510,757	$107,691,405	$53,237,801	$80,406,264	$324,003,945	$200,487,244	$423,526,367	$18,194,507	$65,743,224

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	112,003,666	15,510,757	105,829,036	53,237,801	79,695,940	296,876,669	119,023,715	315,117,015	18,194,507	65,743,224
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	16,067,587	—	1,862,369	—	710,324	27,127,276	81,463,529	108,409,352	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$128,071,253	$15,510,757	$107,691,405	$53,237,801	$80,406,264	$324,003,945	$200,487,244	$423,526,367	$18,194,507	$65,743,224

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	1,885,584	680,595	3,180,914	5,345,160	3,929,780	11,922,758	5,681,322	23,376,633	616,972	11,493,570
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	282,780	—	56,832	—	39,419	1,110,408	3,969,958	8,188,017	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,168,364	680,595	3,237,746	5,345,160	3,969,199	13,033,166	9,651,280	31,564,650	616,972	11,493,570

Cost	$87,618,215	$12,169,833	$76,398,187	$46,947,274	$69,909,228	$273,982,897	$156,579,644	$410,188,897	$15,744,920	$67,761,732

Deferred contracts in the accumulation period:
Units owned by participants #	5,069,911	509,373	4,676,282	3,429,038	2,430,199	14,078,335	6,618,156	28,439,651	605,520	5,194,711
Minimum unit fair value #*	$16.825843	$24.999367	$20.038711	$13.379225	$22.786284	$15.572807	$19.833621	$12.037411	$26.026218	$11.723106
Maximum unit fair value #*	$48.280216	$38.666149	$36.286223	$45.221847	$51.570977	$30.026869	$42.503734	$16.799736	$34.019550	$13.310228
Contract liability	$127,399,601	$15,322,375	$106,492,531	$52,862,540	$79,458,659	$320,052,379	$199,564,085	$421,764,740	$18,052,612	$64,755,621

Contracts in payout (annuitization) period:
Units owned by participants #	23,798	5,793	49,165	23,414	25,602	160,710	28,499	116,275	4,531	77,521
Minimum unit fair value #*	$19.405453	$29.094128	$22.829222	$15.203721	$27.309167	$17.118685	$21.673923	$12.626873	$29.524973	$12.552684
Maximum unit fair value #*	$34.329020	$38.666149	$29.850403	$17.407668	$47.772007	$30.026869	$42.503734	$16.799736	$33.494040	$13.310228
Contract liability	$671,652	$188,382	$1,198,874	$375,261	$947,605	$3,951,566	$923,159	$1,761,627	$141,895	$987,603

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	945,928	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	576,033	1,981,138	10,190,301	—	—
class III	181,417,020	2,964,117	26,337,233	—	6,014,127	—	—	—	—	5,149,700
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	7,803,168	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	181,417,020	2,964,117	26,337,233	945,928	6,014,127	576,033	1,981,138	10,190,301	7,803,168	5,149,700
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	38,463	84	1,946	47	2,601	27	108	734	820	1,261
Other assets	2	—	2	—	—	1	3	—	—	1
Total assets	181,455,485	2,964,201	26,339,181	945,975	6,016,728	576,061	1,981,249	10,191,035	7,803,988	5,150,962

Liabilities:
Due to Sponsor Company	38,463	84	1,946	47	2,601	27	108	734	820	1,261
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	3	—	—	—	—	1	—
Total liabilities	38,463	84	1,946	50	2,601	27	108	734	821	1,261

Net assets:
For contract liabilities	$181,417,022	$2,964,117	$26,337,235	$945,925	$6,014,127	$576,034	$1,981,141	$10,190,301	$7,803,167	$5,149,701

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	945,925	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	576,034	1,981,141	10,190,301	—	—
class III	181,417,022	2,964,117	26,337,235	—	6,014,127	—	—	—	—	5,149,701
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	7,803,167	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$181,417,022	$2,964,117	$26,337,235	$945,925	$6,014,127	$576,034	$1,981,141	$10,190,301	$7,803,167	$5,149,701

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	59,455	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	51,112	59,121	806,833	—	—
class III	13,681,525	204,704	1,066,285	—	506,240	—	—	—	—	660,218
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	495,754	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	13,681,525	204,704	1,066,285	59,455	506,240	51,112	59,121	806,833	495,754	660,218

Cost	$187,944,300	$2,957,988	$24,200,552	$815,246	$5,167,647	$533,054	$1,639,851	$8,752,540	$7,545,760	$5,562,863

Deferred contracts in the accumulation period:
Units owned by participants #	17,999,683	208,799	2,203,268	30,357	262,767	48,296	71,462	359,256	366,927	197,264
Minimum unit fair value #*	$9.977691	$13.626681	$11.843536	$26.032122	$21.717742	$11.317636	$26.329522	$23.852379	$18.135594	$24.589436
Maximum unit fair value #*	$10.204233	$14.897373	$12.067255	$32.700939	$23.742678	$12.197706	$28.376220	$46.533565	$32.459863	$27.620536
Contract liability	$181,417,022	$2,964,117	$26,337,235	$899,395	$5,993,610	$576,034	$1,981,141	$10,183,092	$7,800,700	$5,149,701

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	1,567	887	—	—	255	117	—
Minimum unit fair value #*	$—	$—	$—	$27.866648	$23.125886	$—	$—	$26.219155	$21.149754	$—
Maximum unit fair value #*	$—	$—	$—	$32.410892	$23.125886	$—	$—	$28.820599	$21.149754	$—
Contract liability	$—	$—	$—	$46,530	$20,517	$—	$—	$7,209	$2,467	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund
	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	28,636,836	1,973,903	5,881,378	475,244	1,083,193	248,881
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	1,935,835	8,456,105	3,853,091	11,802,092	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,935,835	8,456,105	3,853,091	11,802,092	28,636,836	1,973,903	5,881,378	475,244	1,083,193	248,881
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	216	410	2,204	5,092	10,091	91	12,449	24	68	7
Other assets	—	—	—	2	—	—	1	—	—	—
Total assets	1,936,051	8,456,515	3,855,295	11,807,186	28,646,927	1,973,994	5,893,828	475,268	1,083,261	248,888

Liabilities:
Due to Sponsor Company	216	410	2,204	5,092	10,091	91	12,449	24	68	7
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	1	—	3	—	—	1	—	—
Total liabilities	216	411	2,205	5,092	10,094	91	12,449	25	68	7

Net assets:
For contract liabilities	$1,935,835	$8,456,104	$3,853,090	$11,802,094	$28,636,833	$1,973,903	$5,881,379	$475,243	$1,083,193	$248,881

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	28,636,833	1,973,903	5,881,379	475,243	1,083,193	248,881
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	1,935,835	8,456,104	3,853,090	11,802,094	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,935,835	$8,456,104	$3,853,090	$11,802,094	$28,636,833	$1,973,903	$5,881,379	$475,243	$1,083,193	$248,881

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	4,567,279	114,962	521,399	46,051	72,261	12,711
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	32,995	201,576	132,637	515,600	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	32,995	201,576	132,637	515,600	4,567,279	114,962	521,399	46,051	72,261	12,711

Cost	$1,673,897	$7,012,524	$3,687,539	$10,363,972	$29,592,169	$1,726,718	$4,357,011	$430,626	$943,314	$193,846

Deferred contracts in the accumulation period:
Units owned by participants #	83,918	386,340	158,494	452,415	1,864,158	107,541	313,608	45,311	91,907	7,722
Minimum unit fair value #*	$19.476186	$18.276978	$21.449779	$22.079468	$13.367319	$16.667303	$18.365711	$9.016322	$9.889250	$28.516968
Maximum unit fair value #*	$34.157621	$31.400815	$32.739669	$39.103318	$21.758456	$25.052256	$19.035053	$16.020063	$17.221831	$39.059945
Contract liability	$1,935,835	$8,420,935	$3,853,090	$11,761,891	$28,510,849	$1,973,903	$5,881,379	$475,243	$1,079,072	$248,881

Contracts in payout (annuitization) period:
Units owned by participants #	—	1,740	—	1,609	8,346	—	—	—	357	—
Minimum unit fair value #*	$—	$20.210245	$—	$24.127372	$14.608008	$—	$—	$—	$11.534710	$—
Maximum unit fair value #*	$—	$20.210245	$—	$25.446208	$15.407017	$—	$—	$—	$11.534710	$—
Contract liability	$—	$35,169	$—	$40,203	$125,984	$—	$—	$—	$4,121	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Core Asset Allocation Portfolio	Jennison 20/20 Focus Portfolio	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	792,669	4,383,642	434,769	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	892,736	1,366,374	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	654,280	377,768	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	39,821,247
class S2	—	—	—	—	—	—	—	22,615,665	1,185,367	1,445,852
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	892,736	1,366,374	792,669	4,383,642	434,769	654,280	377,768	22,615,665	1,185,367	41,267,099
Due from Sponsor Company	—	—	24	—	—	—	—	—	—	—
Receivable for fund shares sold	52	27	—	835	17	35	18	3,005	56	4,654
Other assets	1	1	—	2	—	—	1	1	—	—
Total assets	892,789	1,366,402	792,693	4,384,479	434,786	654,315	377,787	22,618,671	1,185,423	41,271,753

Liabilities:
Due to Sponsor Company	52	27	—	835	17	35	18	3,005	56	4,654
Payable for fund shares purchased	—	—	24	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	—	—	1	—
Total liabilities	52	27	24	835	17	36	18	3,005	57	4,654

Net assets:
For contract liabilities	$892,737	$1,366,375	$792,669	$4,383,644	$434,769	$654,279	$377,769	$22,615,666	$1,185,366	$41,267,099

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	792,669	4,383,644	434,769	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	892,737	1,366,375	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	654,279	377,769	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	39,821,249
class S2	—	—	—	—	—	—	—	22,615,666	1,185,366	1,445,850
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$892,737	$1,366,375	$792,669	$4,383,644	$434,769	$654,279	$377,769	$22,615,666	$1,185,366	$41,267,099

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	72,589	497,012	34,533	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	91,375	50,832	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	18,089	10,717	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	593,019
class S2	—	—	—	—	—	—	—	1,186,551	69,360	22,627
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	91,375	50,832	72,589	497,012	34,533	18,089	10,717	1,186,551	69,360	615,646

Cost	$1,109,037	$1,034,645	$802,736	$4,700,941	$423,947	$214,736	$203,761	$21,863,915	$1,081,936	$32,318,950

Deferred contracts in the accumulation period:
Units owned by participants #	43,361	40,681	60,872	277,912	36,762	158,684	155,158	1,009,653	38,559	1,680,087
Minimum unit fair value #*	$17.510173	$25.742814	$12.576923	$15.089366	$11.781634	$2.794797	$2.173014	$18.595512	$27.068034	$21.607312
Maximum unit fair value #*	$29.172359	$36.263155	$13.749444	$16.496037	$12.652540	$31.676262	$26.187551	$32.302276	$32.309992	$26.947741
Contract liability	$885,766	$1,366,375	$792,669	$4,383,644	$434,769	$654,279	$377,769	$22,600,202	$1,176,422	$40,983,697

Contracts in payout (annuitization) period:
Units owned by participants #	343	—	—	—	—	—	—	713	277	11,252
Minimum unit fair value #*	$19.249557	$—	$—	$—	$—	$—	$—	$21.686390	$32.309992	$25.008083
Maximum unit fair value #*	$21.161632	$—	$—	$—	$—	$—	$—	$21.686390	$32.309992	$26.711972
Contract liability	$6,971	$—	$—	$—	$—	$—	$—	$15,464	$8,944	$283,402

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2019

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	293,049	478,151	973,338	557,001	78,485	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	17,620,028	32,083,136	13,679,715
class S1	6,374,288	—	—	—	—	—	—	—	—
class S2	1,514,041	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
Total investments	7,888,329	293,049	478,151	973,338	557,001	78,485	17,620,028	32,083,136	13,679,715
Due from Sponsor Company	—	—	—	—	—	—	—	40,689	—
Receivable for fund shares sold	2,376	16	69	89	32	4	1,731	—	5,658
Other assets	—	—	1	—	—	—	—	—	1
Total assets	7,890,705	293,065	478,221	973,427	557,033	78,489	17,621,759	32,123,825	13,685,374

Liabilities:
Due to Sponsor Company	2,376	16	69	89	32	4	1,731	—	5,658
Payable for fund shares purchased	—	—	—	—	—	—	—	40,689	—
Other liabilities	1	1	—	—	2	2	1	—	—
Total liabilities	2,377	17	69	89	34	6	1,732	40,689	5,658

Net assets:
For contract liabilities	$7,888,328	$293,048	$478,152	$973,338	$556,999	$78,483	$17,620,027	$32,083,136	$13,679,716

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	293,048	478,152	973,338	556,999	78,483	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	17,620,027	32,083,136	13,679,716
class S1	6,374,286	—	—	—	—	—	—	—	—
class S2	1,514,042	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,888,328	$293,048	$478,152	$973,338	$556,999	$78,483	$17,620,027	$32,083,136	$13,679,716

Shares:
class 1	—	—	—	—	—	—	—	—	—
class 2	—	14,260	254,336	98,218	16,956	2,942	—	—	—
class 4	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	710,199	1,420,865	806,587
class S1	1,167,452	—	—	—	—	—	—	—	—
class S2	285,130	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—
Total shares	1,452,582	14,260	254,336	98,218	16,956	2,942	710,199	1,420,865	806,587

Cost	$7,732,976	$230,588	$799,748	$921,511	$447,921	$64,129	$16,661,623	$25,880,838	$12,374,142

Deferred contracts in the accumulation period:
Units owned by participants #	386,290	74,355	33,091	217,531	13,357	2,753	1,031,951	1,748,850	1,098,506
Minimum unit fair value #*	$18.631562	$2.308364	$13.515446	$3.155376	$36.885164	$25.632132	$16.019026	$17.227055	$11.819708
Maximum unit fair value #*	$21.930053	$25.277336	$15.079507	$41.858057	$44.763851	$37.822389	$17.544576	$18.960641	$13.009415
Contract liability	$7,801,084	$235,355	$475,751	$968,487	$548,825	$74,900	$17,401,814	$31,640,553	$13,569,888

Contracts in payout (annuitization) period:
Units owned by participants #	4,199	22,891	165	1,341	206	127	12,730	24,119	8,701
Minimum unit fair value #*	$20.517653	$2.520330	$14.585263	$3.617254	$39.674529	$28.180488	$16.909388	$18.184547	$12.446131
Maximum unit fair value #*	$21.087869	$2.520330	$14.585263	$3.617254	$39.674529	$28.180488	$17.202882	$18.500181	$13.009415
Contract liability	$87,244	$57,693	$2,401	$4,851	$8,174	$3,583	$218,213	$442,583	$109,828

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Funded as of April 30, 2019.
(2) Merged assets from AB VPS Value Portfolio. Change effective April 26, 2019.
(3) Formerly Morgan Stanley VIF Mid Cap Growth Portfolio. Change effective April 30, 2019.
(4) Formerly Oppenheimer Capital Appreciation Fund/VA. Change effective May 24, 2019.
(5) Formerly Oppenheimer Global Fund/VA. Change effective May 24, 2019.
(6) Formerly Oppenheimer Main Street Fund®/VA. Change effective May 24, 2019.
(7) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective May 24, 2019.
(8) Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio. Change effective October 1, 2019.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$99,946	$3,882	$254,442	$95,914	$27,072	$5,013	$3,502	$77,068	$765,201	$3,919,916

Expenses:
Administrative charges	—	—	—	—	—	—	—	(43,970)	(144,565)	(208,210)
Mortality and expense risk charges	(47,419)	(18,203)	(159,553)	(187,912)	(116,518)	(2,382)	(21,419)	(597,615)	(1,406,184)	(2,744,526)
Total expenses	(47,419)	(18,203)	(159,553)	(187,912)	(116,518)	(2,382)	(21,419)	(641,585)	(1,550,749)	(2,952,736)
Net investment income (loss)	52,527	(14,321)	94,889	(91,998)	(89,446)	2,631	(17,917)	(564,517)	(785,548)	967,180

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	469,947	93,678	(149,591)	(30,869)	(41,311)	62,013	51,188	(1,705,758)	1,929,014	(1,266,094)
Net realized gain distributions	308,490	204,719	1,319,960	—	935,074	35,978	31,153	6,818,294	9,686,157	—
Change in unrealized appreciation (depreciation) during the period	388,551	214,936	381,133	1,792,611	632,289	(44,741)	243,035	3,455,645	9,611,312	6,804,583
Net gain (loss) on investments	1,166,988	513,333	1,551,502	1,761,742	1,526,052	53,250	325,376	8,568,181	21,226,483	5,538,489
Net increase (decrease) in net assets resulting from operations	$1,219,515	$499,012	$1,646,391	$1,669,744	$1,436,606	$55,881	$307,459	$8,003,664	$20,440,935	$6,505,669

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)	Sub-Account

Investment income:
Dividends	$1,425	$1,291,131	$425,927	$—	$—	$3,812	$1,869,661	$16,691	$4,143	$972,620

Expenses:
Administrative charges	—	(83,203)	(114,875)	(5,908)	—	—	—	—	—	—
Mortality and expense risk charges	(424)	(1,336,786)	(1,517,566)	(940,841)	(110,130)	(2,963)	(1,721,483)	(8,105)	(4,210)	(1,107,489)
Total expenses	(424)	(1,419,989)	(1,632,441)	(946,749)	(110,130)	(2,963)	(1,721,483)	(8,105)	(4,210)	(1,107,489)
Net investment income (loss)	1,001	(128,858)	(1,206,514)	(946,749)	(110,130)	849	148,178	8,586	(67)	(134,869)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(9)	4,336,992	(671,624)	(161,375)	(270,428)	7,447	—	6,749	(5,589)	341,663
Net realized gain distributions	—	5,618,544	9,414,057	6,529,338	—	7,755	—	90,687	43,551	—
Change in unrealized appreciation (depreciation) during the period	1,643	11,682,394	10,832,396	6,608,003	1,337,516	15,402	—	104,856	(9,622)	3,510,410
Net gain (loss) on investments	1,634	21,637,930	19,574,829	12,975,966	1,067,088	30,604	—	202,292	28,340	3,852,073
Net increase (decrease) in net assets resulting from operations	$2,635	$21,509,072	$18,368,315	$12,029,217	$956,958	$31,453	$148,178	$210,878	$28,273	$3,717,204

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,993,880	$10,377,704	$6,902,561	$14,143,292	$2,197,675	$9,407,849	$19,615,835	$4,538,153	$876,211	$171,869

Expenses:
Administrative charges	—	(796,935)	(449,347)	(784,959)	(297,274)	(1,775,338)	(1,736,546)	(393,148)	(131,567)	(175,442)
Mortality and expense risk charges	(2,681,350)	(9,126,547)	(5,720,561)	(8,096,484)	(3,281,107)	(21,638,648)	(19,257,596)	(5,129,725)	(1,626,528)	(2,086,165)
Total expenses	(2,681,350)	(9,923,482)	(6,169,908)	(8,881,443)	(3,578,381)	(23,413,986)	(20,994,142)	(5,522,873)	(1,758,095)	(2,261,607)
Net investment income (loss)	312,530	454,222	732,653	5,261,849	(1,380,706)	(14,006,137)	(1,378,307)	(984,720)	(881,884)	(2,089,738)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,236,948	18,222,088	7,034,080	797,630	8,953,516	40,379,160	33,668,223	3,221,948	3,796,036	3,576,715
Net realized gain distributions	8,219,982	28,413,854	28,014,443	—	11,541,046	140,761,298	123,615,226	8,536,207	3,814,093	8,529,615
Change in unrealized appreciation (depreciation) during the period	27,642,448	49,996,647	26,110,744	35,092,548	39,181,620	164,951,317	105,589,666	52,815,165	16,653,388	24,046,258
Net gain (loss) on investments	41,099,378	96,632,589	61,159,267	35,890,178	59,676,182	346,091,775	262,873,115	64,573,320	24,263,517	36,152,588
Net increase (decrease) in net assets resulting from operations	$41,411,908	$97,086,811	$61,891,920	$41,152,027	$58,295,476	$332,085,638	$261,494,808	$63,588,600	$23,381,633	$34,062,850

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$4,317	$108,757	$234,408	$19,251	$7,910	$32,090	$4,254,410	$26,234,554	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	(461,021)	(633,290)	(76,731)
Mortality and expense risk charges	(17,845)	(128,855)	(730,272)	(538,305)	(24,561)	(37,853)	(12,048)	(5,555,947)	(8,208,066)	(973,075)
Total expenses	(17,845)	(128,855)	(730,272)	(538,305)	(24,561)	(37,853)	(12,048)	(6,016,968)	(8,841,356)	(1,049,806)
Net investment income (loss)	(17,845)	(124,538)	(621,515)	(303,897)	(5,310)	(29,943)	20,042	(1,762,558)	17,393,198	(1,049,806)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	30,876	199,452	1,784,238	225,798	15,682	(9,400)	1,963	12,053,238	3,641,032	2,068,116
Net realized gain distributions	111,075	491,695	6,296,783	4,107,708	135,131	405,040	7,598	52,799,919	7,947,791	6,996,873
Change in unrealized appreciation (depreciation) during the period	133,029	1,570,382	5,834,752	2,796,356	237,446	176,694	95,333	17,457,137	35,718,115	7,152,254
Net gain (loss) on investments	274,980	2,261,529	13,915,773	7,129,862	388,259	572,334	104,894	82,310,294	47,306,938	16,217,243
Net increase (decrease) in net assets resulting from operations	$257,135	$2,136,991	$13,294,258	$6,825,965	$382,949	$542,391	$124,936	$80,547,736	$64,700,136	$15,167,437

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$104,560	$—	$458,991	$11,908,884	$6,949,189	$465,837	$2,460,817	$3,726,785	$2,519,151	$—

Expenses:
Administrative charges	(6,402)	(179,696)	—	(258,669)	(534,269)	(51,168)	(195,351)	(186,600)	(194,003)	(42,053)
Mortality and expense risk charges	(55,933)	(2,095,147)	(777,139)	(3,709,745)	(6,217,965)	(677,892)	(2,364,898)	(2,158,982)	(2,595,697)	(467,806)
Total expenses	(62,335)	(2,274,843)	(777,139)	(3,968,414)	(6,752,234)	(729,060)	(2,560,249)	(2,345,582)	(2,789,700)	(509,859)
Net investment income (loss)	42,225	(2,274,843)	(318,148)	7,940,470	196,955	(263,223)	(99,432)	1,381,203	(270,549)	(509,859)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	35,937	(2,628,467)	(1,872,977)	(3,471,694)	6,672,180	864,547	(1,176,427)	(1,717,419)	(1,121,688)	(699,700)
Net realized gain distributions	81,752	17,251,622	7,547,302	—	37,438,546	—	1,491,327	25,763,323	16,008,488	1,387,578
Change in unrealized appreciation (depreciation) during the period	580,960	18,748,830	4,317,403	9,664,238	29,007,127	7,790,591	14,713,182	(8,555,723)	17,884,286	6,863,915
Net gain (loss) on investments	698,649	33,371,985	9,991,728	6,192,544	73,117,853	8,655,138	15,028,082	15,490,181	32,771,086	7,551,793
Net increase (decrease) in net assets resulting from operations	$740,874	$31,097,142	$9,673,580	$14,133,014	$73,314,808	$8,391,915	$14,928,650	$16,871,384	$32,500,537	$7,041,934

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,388,371	$273,942	$13,545,109	$3,360,813	$4,234,990	$15,068	$499,199	$—	$1,380,153	$460,261

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(497,354)	(243,792)	(4,790,596)	(4,147,152)	(3,187,642)	(54,473)	(882,154)	(1,297,990)	(329,691)	(367,695)
Total expenses	(497,354)	(243,792)	(4,790,596)	(4,147,152)	(3,187,642)	(54,473)	(882,154)	(1,297,990)	(329,691)	(367,695)
Net investment income (loss)	1,891,017	30,150	8,754,513	(786,339)	1,047,348	(39,405)	(382,955)	(1,297,990)	1,050,462	92,566

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(327,373)	413,029	1,359,168	7,051,798	2,823,149	146,278	1,565,435	5,087,266	(186,146)	918,934
Net realized gain distributions	—	1,203,098	—	31,579,989	26,966,950	556,463	6,538,336	16,683,465	—	967,595
Change in unrealized appreciation (depreciation) during the period	(1,361,118)	1,084,997	20,125,778	38,312,663	23,674,846	433,441	8,425,407	2,879,927	1,950,727	3,756,694
Net gain (loss) on investments	(1,688,491)	2,701,124	21,484,946	76,944,450	53,464,945	1,136,182	16,529,178	24,650,658	1,764,581	5,643,223
Net increase (decrease) in net assets resulting from operations	$202,526	$2,731,274	$30,239,459	$76,158,111	$54,512,293	$1,096,777	$16,146,223	$23,352,668	$2,815,043	$5,735,789

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Hartford MidCap Growth HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$26,670	$2,260,172	$—	$—	$46,029	$361,723	$191,897	$99,643	$183,877	$1,006,563

Expenses:
Administrative charges	—	(160,125)	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(81,383)	(2,019,051)	(119,877)	(115,762)	(43,400)	(218,365)	(126,525)	(79,741)	(185,762)	(403,019)
Total expenses	(81,383)	(2,179,176)	(119,877)	(115,762)	(43,400)	(218,365)	(126,525)	(79,741)	(185,762)	(403,019)
Net investment income (loss)	(54,713)	80,996	(119,877)	(115,762)	2,629	143,358	65,372	19,902	(1,885)	603,544

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,364	656,276	105,787	144,434	170,529	(38,921)	259,078	(241,054)	191,494	134,971
Net realized gain distributions	921,318	—	1,475,981	1,185,089	239,071	—	1,034,189	202,513	625,930	—
Change in unrealized appreciation (depreciation) during the period	667,467	544,213	1,006,266	764,699	298,013	439,499	1,175,393	1,586,203	1,886,839	2,279,402
Net gain (loss) on investments	1,591,149	1,200,489	2,588,034	2,094,222	707,613	400,578	2,468,660	1,547,662	2,704,263	2,414,373
Net increase (decrease) in net assets resulting from operations	$1,536,436	$1,281,485	$2,468,157	$1,978,460	$710,242	$543,936	$2,534,032	$1,567,564	$2,702,378	$3,017,917

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$77,149	$—	$163,185	$708,978	$—	$—	$7,428,355	$3,978,646	$14,123,740	$138,267

Expenses:
Administrative charges	—	(180,984)	(23,636)	(157,829)	(75,327)	(112,875)	(447,477)	(166,661)	(558,203)	(30,523)
Mortality and expense risk charges	(73,374)	(1,892,143)	(253,400)	(1,846,541)	(915,367)	(1,355,381)	(5,487,646)	(2,987,328)	(5,797,478)	(260,535)
Total expenses	(73,374)	(2,073,127)	(277,036)	(2,004,370)	(990,694)	(1,468,256)	(5,935,123)	(3,153,989)	(6,355,681)	(291,058)
Net investment income (loss)	3,775	(2,073,127)	(113,851)	(1,295,392)	(990,694)	(1,468,256)	1,493,232	824,657	7,768,059	(152,791)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	231,971	10,348,271	673,133	6,056,883	1,679,734	3,376,387	7,989,496	8,385,613	1,400,220	384,287
Net realized gain on distributions	316,033	10,751,894	914,665	6,057,425	6,674,368	13,531,583	8,537,099	8,824,912	—	1,804,164
Change in unrealized appreciation (depreciation) during the period	417,975	19,029,703	2,277,965	16,210,705	7,896,425	9,878,755	35,962,796	30,789,013	24,861,898	2,601,640
Net gain (loss) on investments	965,979	40,129,868	3,865,763	28,325,013	16,250,527	26,786,725	52,489,391	47,999,538	26,262,118	4,790,091
Net increase (decrease) in net assets resulting from operations	$969,754	$38,056,741	$3,751,912	$27,029,621	$15,259,833	$25,318,469	$53,982,623	$48,824,195	$34,030,177	$4,637,300

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account

Investment income:
Dividends	$3,772,788	$5,695,418	$36,503	$478,143	$—	$108,814	$20,878	$—	$—	$31,313

Expenses:
Administrative charges	—	—	—	—	(1,516)	—	—	—	—	—
Mortality and expense risk charges	(1,245,042)	(1,769,115)	(31,293)	(274,992)	(15,827)	(55,233)	(9,745)	(35,646)	(148,600)	(109,764)
Total expenses	(1,245,042)	(1,769,115)	(31,293)	(274,992)	(17,343)	(55,233)	(9,745)	(35,646)	(148,600)	(109,764)
Net investment income (loss)	2,527,746	3,926,303	5,210	203,151	(17,343)	53,581	11,133	(35,646)	(148,600)	(78,451)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(698,520)	(695,486)	(8,744)	418,503	28,739	206,888	7,636	78,100	774,608	18,183
Net realized gain distributions	—	15,705	116,228	1,463,466	93,629	397,787	—	122,402	1,504,745	556,444
Change in unrealized appreciation (depreciation) during the period	6,225,537	(1,793,310)	358,383	5,106,647	139,008	775,913	29,142	363,817	1,363,947	1,048,016
Net gain (loss) on investments	5,527,017	(2,473,091)	465,867	6,988,616	261,376	1,380,588	36,778	564,319	3,643,300	1,622,643
Net increase (decrease) in net assets resulting from operations	$8,054,763	$1,453,212	$471,077	$7,191,767	$244,033	$1,434,169	$47,911	$528,673	$3,494,700	$1,544,192

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$52,234	$30,934	$—	$961,392	$30,679	$9,014	$12,874	$14,420

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(48,219)	(30,096)	(146,171)	(63,523)	(187,472)	(471,493)	(35,648)	(56,907)	(8,538)	(18,604)
Total expenses	(48,219)	(30,096)	(146,171)	(63,523)	(187,472)	(471,493)	(35,648)	(56,907)	(8,538)	(18,604)
Net investment income (loss)	(48,219)	(30,096)	(93,937)	(32,589)	(187,472)	489,899	(4,969)	(47,893)	4,336	(4,184)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(35,370)	18,974	358,757	(1,608)	169,541	(543,766)	29,524	627,534	1,286	28,289
Net realized gain distributions	884,185	174,183	1,179,640	613,646	1,077,168	—	65,320	912,808	26,988	1,851
Change in unrealized appreciation (depreciation) during the period	626,475	358,026	679,258	380,067	1,387,084	2,711,663	204,938	504,966	45,811	190,400
Net gain (loss) on investments	1,475,290	551,183	2,217,655	992,105	2,633,793	2,167,897	299,782	2,045,308	74,085	220,540
Net increase (decrease) in net assets resulting from operations	$1,427,071	$521,087	$2,123,718	$959,516	$2,446,321	$2,657,796	$294,813	$1,997,415	$78,421	$216,356

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2019

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Core Asset Allocation Portfolio	Jennison 20/20 Focus Portfolio	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,599	$5,656	$28,843	$23,868	$67,089	$8,699	$—	$—	$340,526	$19,585

Expenses:
Administrative charges	—	—	—	—	—	—	(680)	—	(5,716)	(2,294)
Mortality and expense risk charges	(2,430)	(13,636)	(10,431)	(9,552)	(41,466)	(5,878)	(11,202)	(6,417)	(261,705)	(18,347)
Total expenses	(2,430)	(13,636)	(10,431)	(9,552)	(41,466)	(5,878)	(11,882)	(6,417)	(267,421)	(20,641)
Net investment income (loss)	169	(7,980)	18,412	14,316	25,623	2,821	(11,882)	(6,417)	73,105	(1,056)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,587	(52,769)	86,935	(5,482)	(223,770)	(785)	40,174	19,259	123,036	25,125
Net realized gain distributions	24,270	91,179	123,262	—	—	—	—	—	2,409,167	149,552
Change in unrealized appreciation (depreciation) during the period	32,376	136,293	134,622	76,765	1,258,611	57,154	113,991	62,935	2,129,054	69,186
Net gain (loss) on investments	61,233	174,703	344,819	71,283	1,034,841	56,369	154,165	82,194	4,661,257	243,863
Net increase (decrease) in net assets resulting from operations	$61,402	$166,723	$363,231	$85,599	$1,060,464	$59,190	$142,283	$75,777	$4,734,362	$242,807

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2019

	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$3,092	$17,934	$—	$—	$208	$132,001	$168,254	$192,986

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(776,949)	(142,528)	(5,676)	(8,952)	(21,230)	(11,939)	(1,517)	(287,825)	(531,125)	(258,479)
Total expenses	(776,949)	(142,528)	(5,676)	(8,952)	(21,230)	(11,939)	(1,517)	(287,825)	(531,125)	(258,479)
Net investment income (loss)	(776,949)	(142,528)	(2,584)	8,982	(21,230)	(11,939)	(1,309)	(155,824)	(362,871)	(65,493)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,422,416	38,825	3,284	(51,247)	(2,592)	38,828	905	106,755	1,131,454	135,740
Net realized gain distributions	5,522,196	1,112,527	17,707	199,681	186,582	55,002	8,274	2,154,161	2,247,798	552,045
Change in unrealized appreciation (depreciation) during the period	4,533,501	1,076,383	27,158	(97,494)	64,506	95,991	10,054	2,270,551	6,287,625	2,506,227
Net gain (loss) on investments	12,478,113	2,227,735	48,149	50,940	248,496	189,821	19,233	4,531,467	9,666,877	3,194,012
Net increase (decrease) in net assets resulting from operations	$11,701,164	$2,085,207	$45,565	$59,922	$227,266	$177,882	$17,924	$4,375,643	$9,304,006	$3,128,519

The accompanying notes are an integral part of these financial statements.

(1) Merged into AB VPS Growth and Income Portfolio. Change effective April 26, 2019.
(2) Funded as of April 30, 2019.
(3) Merged assets from AB VPS Value Portfolio. Change effective April 26, 2019.
(4) Formerly Morgan Stanley VIF Mid Cap Growth Portfolio. Change effective April 30, 2019.
(5) Formerly Oppenheimer Capital Appreciation Fund/VA. Change effective May 24, 2019.
(6) Formerly Oppenheimer Global Fund/VA. Change effective May 24, 2019.
(7) Formerly Oppenheimer Main Street Fund®/VA. Change effective May 24, 2019.
(8) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective May 24, 2019.
(9) Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio. Change effective October 1, 2019.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$52,527	$(14,321)	$94,889	$(91,998)	$(89,446)	$2,631	$(17,917)	$(564,517)	$(785,548)	$967,180
Net realized gain (loss) on security transactions	469,947	93,678	(149,591)	(30,869)	(41,311)	62,013	51,188	(1,705,758)	1,929,014	(1,266,094)
Net realized gain distributions	308,490	204,719	1,319,960	—	935,074	35,978	31,153	6,818,294	9,686,157	—
Change in unrealized appreciation (depreciation) during the period	388,551	214,936	381,133	1,792,611	632,289	(44,741)	243,035	3,455,645	9,611,312	6,804,583
Net increase (decrease) in net assets resulting from operations	1,219,515	499,012	1,646,391	1,669,744	1,436,606	55,881	307,459	8,003,664	20,440,935	6,505,669

Unit transactions:
Purchases	524	4,045	150	76,008	51,727	—	9,277	92,858	231,875	838,313
Net transfers	(590,114)	(170,130)	117,482	1,349,543	23,711	(61,509)	(64,484)	111,633	(3,422,516)	3,713,681
Net interfund transfers due to corporate actions	—	—	—	—	—	(426,774)	—	—	—	—
Surrenders for benefit payments and fees	(930,788)	(174,885)	(1,882,156)	(1,596,465)	(1,039,850)	(26,828)	(232,180)	(3,694,156)	(9,815,637)	(19,900,221)
Other transactions	2	—	(2)	287	37	3	2	2,432	607	576
Death benefits	(83,007)	(23,002)	(307,310)	(288,758)	(106,200)	(12,644)	(47,019)	(889,154)	(2,178,857)	(4,486,949)
Net annuity transactions	—	—	163,231	9,124	(1,152)	—	—	(143,442)	(102,966)	(352,145)
Net increase (decrease) in net assets resulting from unit transactions	(1,603,383)	(363,972)	(1,908,605)	(450,261)	(1,071,727)	(527,752)	(334,404)	(4,519,829)	(15,287,494)	(20,186,745)
Net increase (decrease) in net assets	(383,868)	135,040	(262,214)	1,219,483	364,879	(471,871)	(26,945)	3,483,835	5,153,441	(13,681,076)

Net assets:
Beginning of period	5,289,999	1,586,285	10,501,991	11,094,279	8,058,446	471,871	1,359,160	29,626,076	81,071,878	165,985,376
End of period	$4,906,131	$1,721,325	$10,239,777	$12,313,762	$8,423,325	$—	$1,332,215	$33,109,911	$86,225,319	$152,304,300

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)	Sub-Account

Operations:
Net investment income (loss)	$1,001	$(128,858)	$(1,206,514)	$(946,749)	$(110,130)	$849	$148,178	$8,586	$(67)	$(134,869)
Net realized gain (loss) on security transactions	(9)	4,336,992	(671,624)	(161,375)	(270,428)	7,447	—	6,749	(5,589)	341,663
Net realized gain distributions	—	5,618,544	9,414,057	6,529,338	—	7,755	—	90,687	43,551	—
Change in unrealized appreciation (depreciation) during the period	1,643	11,682,394	10,832,396	6,608,003	1,337,516	15,402	—	104,856	(9,622)	3,510,410
Net increase (decrease) in net assets resulting from operations	2,635	21,509,072	18,368,315	12,029,217	956,958	31,453	148,178	210,878	28,273	3,717,204

Unit transactions:
Purchases	—	463,914	235,622	198,170	61,501	—	1,720,510	4,223	—	380,531
Net transfers	—	(5,048,306)	(2,967,773)	282,635	(132,827)	(38,120)	50,078,642	25,285	(10,045)	235,708
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	426,774	—
Surrenders for benefit payments and fees	(970)	(11,702,615)	(10,294,233)	(7,289,432)	(1,421,030)	(2,635)	(63,489,464)	(71,251)	(50,965)	(7,492,445)
Other transactions	10	918	89	(397)	(7)	(1)	1,487	(1)	1	7,297
Death benefits	—	(2,152,572)	(2,034,674)	(1,428,697)	(295,940)	—	(8,800,456)	—	(26,090)	(2,492,315)
Net annuity transactions	—	(4,949)	(39,085)	(5,992)	(6,833)	—	(209,980)	—	—	(132,183)
Net increase (decrease) in net assets resulting from unit transactions	(960)	(18,443,610)	(15,100,054)	(8,243,713)	(1,795,136)	(40,756)	(20,699,261)	(41,744)	339,675	(9,493,407)
Net increase (decrease) in net assets	1,675	3,065,462	3,268,261	3,785,504	(838,178)	(9,303)	(20,551,083)	169,134	367,948	(5,776,203)

Net assets:
Beginning of period	23,116	87,725,467	85,000,806	51,112,034	8,103,412	160,692	114,197,424	760,665	—	66,971,331
End of period	$24,791	$90,790,929	$88,269,067	$54,897,538	$7,265,234	$151,389	$93,646,341	$929,799	$367,948	$61,195,128

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$312,530	$454,222	$732,653	$5,261,849	$(1,380,706)	$(14,006,137)	$(1,378,307)	$(984,720)	$(881,884)	$(2,089,738)
Net realized gain (loss) on security transactions	5,236,948	18,222,088	7,034,080	797,630	8,953,516	40,379,160	33,668,223	3,221,948	3,796,036	3,576,715
Net realized gain distributions	8,219,982	28,413,854	28,014,443	—	11,541,046	140,761,298	123,615,226	8,536,207	3,814,093	8,529,615
Change in unrealized appreciation (depreciation) during the period	27,642,448	49,996,647	26,110,744	35,092,548	39,181,620	164,951,317	105,589,666	52,815,165	16,653,388	24,046,258
Net increase (decrease) in net assets resulting from operations	41,411,908	97,086,811	61,891,920	41,152,027	58,295,476	332,085,638	261,494,808	63,588,600	23,381,633	34,062,850

Unit transactions:
Purchases	700,845	3,374,629	1,717,672	2,874,441	755,110	5,033,835	6,848,774	1,435,019	557,231	549,172
Net transfers	(4,837,299)	5,769,691	(6,176,440)	39,573,070	(6,833,838)	(41,134,831)	(22,963,185)	(6,914,777)	(5,091,770)	(4,932,847)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(18,493,051)	(57,762,208)	(36,781,337)	(63,696,198)	(21,790,577)	(144,795,048)	(125,339,655)	(37,563,850)	(10,523,016)	(14,279,015)
Other transactions	1,870	9,671	3,599	3,740	2,846	14,223	16,048	4,666	3,158	4,906
Death benefits	(4,688,658)	(17,296,568)	(8,258,424)	(15,048,248)	(4,501,472)	(29,412,514)	(33,010,216)	(7,601,226)	(1,742,569)	(2,478,427)
Net annuity transactions	(34,691)	(1,371,639)	(1,104,411)	(646,136)	(295,547)	(1,712,419)	(2,955,318)	(393,497)	(67,687)	(128,310)
Net increase (decrease) in net assets resulting from unit transactions	(27,350,984)	(67,276,424)	(50,599,341)	(36,939,331)	(32,663,478)	(212,006,754)	(177,403,552)	(51,033,665)	(16,864,653)	(21,264,521)
Net increase (decrease) in net assets	14,060,924	29,810,387	11,292,579	4,212,696	25,631,998	120,078,884	84,091,256	12,554,935	6,516,980	12,798,329

Net assets:
Beginning of period	153,644,023	536,366,677	343,938,518	560,828,893	189,532,658	1,251,103,962	1,159,525,902	324,664,175	93,536,362	123,863,378
End of period	$167,704,947	$566,177,064	$355,231,097	$565,041,589	$215,164,656	$1,371,182,846	$1,243,617,158	$337,219,110	$100,053,342	$136,661,707

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(17,845)	$(124,538)	$(621,515)	$(303,897)	$(5,310)	$(29,943)	$20,042	$(1,762,558)	$17,393,198	$(1,049,806)
Net realized gain (loss) on security transactions	30,876	199,452	1,784,238	225,798	15,682	(9,400)	1,963	12,053,238	3,641,032	2,068,116
Net realized gain distributions	111,075	491,695	6,296,783	4,107,708	135,131	405,040	7,598	52,799,919	7,947,791	6,996,873
Change in unrealized appreciation (depreciation) during the period	133,029	1,570,382	5,834,752	2,796,356	237,446	176,694	95,333	17,457,137	35,718,115	7,152,254
Net increase (decrease) in net assets resulting from operations	257,135	2,136,991	13,294,258	6,825,965	382,949	542,391	124,936	80,547,736	64,700,136	15,167,437

Unit transactions:
Purchases	560	27,822	131,565	179,317	981	7,775	176	1,536,029	1,958,730	346,459
Net transfers	(127,539)	265,087	(3,318,723)	1,075,052	(27,814)	(324,424)	(6,943)	(9,410,204)	4,548,900	(1,405,576)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(64,942)	(1,290,969)	(7,134,862)	(4,637,576)	(253,821)	(363,211)	(528,315)	(39,915,045)	(59,015,765)	(6,000,911)
Other transactions	(2)	66	442	(795)	9	—	—	(329)	11,063	475
Death benefits	(23,874)	(49,278)	(757,961)	(676,924)	(4,540)	—	(5,008)	(7,906,706)	(12,397,773)	(1,213,845)
Net annuity transactions	(578)	25,861	(19,609)	36,305	—	—	(6,741)	(573,367)	(1,285,735)	(248,771)
Net increase (decrease) in net assets resulting from unit transactions	(216,375)	(1,021,411)	(11,099,148)	(4,024,621)	(285,185)	(679,860)	(546,831)	(56,269,622)	(66,180,580)	(8,522,169)
Net increase (decrease) in net assets	40,760	1,115,580	2,195,110	2,801,344	97,764	(137,469)	(421,895)	24,278,114	(1,480,444)	6,645,268

Net assets:
Beginning of period	781,216	7,208,009	48,940,346	32,491,587	1,295,422	2,186,819	1,477,624	317,633,896	485,208,905	48,563,075
End of period	$821,976	$8,323,589	$51,135,456	$35,292,931	$1,393,186	$2,049,350	$1,055,729	$341,912,010	$483,728,461	$55,208,343

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$42,225	$(2,274,843)	$(318,148)	$7,940,470	$196,955	$(263,223)	$(99,432)	$1,381,203	$(270,549)	$(509,859)
Net realized gain (loss) on security transactions	35,937	(2,628,467)	(1,872,977)	(3,471,694)	6,672,180	864,547	(1,176,427)	(1,717,419)	(1,121,688)	(699,700)
Net realized gain distributions	81,752	17,251,622	7,547,302	—	37,438,546	—	1,491,327	25,763,323	16,008,488	1,387,578
Change in unrealized appreciation (depreciation) during the period	580,960	18,748,830	4,317,403	9,664,238	29,007,127	7,790,591	14,713,182	(8,555,723)	17,884,286	6,863,915
Net increase (decrease) in net assets resulting from operations	740,874	31,097,142	9,673,580	14,133,014	73,314,808	8,391,915	14,928,650	16,871,384	32,500,537	7,041,934

Unit transactions:
Purchases	14,137	334,215	173,602	1,142,705	1,201,774	136,867	424,719	392,878	914,914	44,426
Net transfers	(144,610)	(3,940,838)	(391,038)	1,341,836	(6,783,267)	(288,013)	7,822,967	746,847	(5,805,727)	(2,354,435)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(429,852)	(14,441,190)	(5,849,282)	(26,054,139)	(45,488,050)	(4,614,389)	(17,796,298)	(16,721,447)	(17,852,156)	(3,189,835)
Other transactions	(12)	559	(2)	2,821	4,210	466	951	6,064	3,352	2,435
Death benefits	(142,221)	(2,522,086)	(814,056)	(6,468,051)	(9,483,214)	(650,927)	(3,066,035)	(3,491,423)	(3,695,690)	(314,560)
Net annuity transactions	(27,368)	(96,542)	(11,739)	(388,155)	(384,295)	(16,805)	(190,694)	(266,218)	(228,109)	29,530
Net increase (decrease) in net assets resulting from unit transactions	(729,926)	(20,665,882)	(6,892,515)	(30,422,983)	(60,932,842)	(5,432,801)	(12,804,390)	(19,333,299)	(26,663,416)	(5,782,439)
Net increase (decrease) in net assets	10,948	10,431,260	2,781,065	(16,289,969)	12,381,966	2,959,114	2,124,260	(2,461,915)	5,837,121	1,259,495

Net assets:
Beginning of period	3,796,411	111,371,499	43,119,544	230,150,851	381,757,499	37,227,696	145,794,147	137,083,857	156,498,730	25,851,878
End of period	$3,807,359	$121,802,759	$45,900,609	$213,860,882	$394,139,465	$40,186,810	$147,918,407	$134,621,942	$162,335,851	$27,111,373

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,891,017	$30,150	$8,754,513	$(786,339)	$1,047,348	$(39,405)	$(382,955)	$(1,297,990)	$1,050,462	$92,566
Net realized gain (loss) on security transactions	(327,373)	413,029	1,359,168	7,051,798	2,823,149	146,278	1,565,435	5,087,266	(186,146)	918,934
Net realized gain distributions	—	1,203,098	—	31,579,989	26,966,950	556,463	6,538,336	16,683,465	—	967,595
Change in unrealized appreciation (depreciation) during the period	(1,361,118)	1,084,997	20,125,778	38,312,663	23,674,846	433,441	8,425,407	2,879,927	1,950,727	3,756,694
Net increase (decrease) in net assets resulting from operations	202,526	2,731,274	30,239,459	76,158,111	54,512,293	1,096,777	16,146,223	23,352,668	2,815,043	5,735,789

Unit transactions:
Purchases	127,201	396,833	1,447,740	1,056,627	751,086	20,348	297,042	334,812	140,756	102,420
Net transfers	603,191	444,476	(2,727,301)	(7,004,861)	(780,551)	(585,535)	(1,993,258)	(3,239,021)	807,128	(745,516)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,649,954)	(1,953,770)	(46,209,737)	(38,924,291)	(29,231,135)	(588,177)	(7,113,446)	(11,347,236)	(3,443,681)	(3,481,498)
Other transactions	586	(96)	23,230	14,500	11,771	(3,106)	692	214	11	71
Death benefits	(714,193)	(387,381)	(6,951,778)	(5,155,469)	(3,725,555)	(45,478)	(1,287,875)	(1,797,091)	(368,445)	(448,066)
Net annuity transactions	66,119	(4,311)	533,858	283,180	67,655	—	102,744	121,814	34,743	(14,037)
Net increase (decrease) in net assets resulting from unit transactions	(5,567,050)	(1,504,249)	(53,883,988)	(49,730,314)	(32,906,729)	(1,201,948)	(9,994,101)	(15,926,508)	(2,829,488)	(4,586,626)
Net increase (decrease) in net assets	(5,364,524)	1,227,025	(23,644,529)	26,427,797	21,605,564	(105,171)	6,152,122	7,426,160	(14,445)	1,149,163

Net assets:
Beginning of period	38,345,933	13,888,152	354,652,251	273,100,447	214,615,173	4,051,030	53,248,095	81,761,652	22,161,978	24,805,799
End of period	$32,981,409	$15,115,177	$331,007,722	$299,528,244	$236,220,737	$3,945,859	$59,400,217	$89,187,812	$22,147,533	$25,954,962

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford MidCap Growth HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(54,713)	$80,996	$(119,877)	$(115,762)	$2,629	$143,358	$65,372	$19,902	$(1,885)	$603,544
Net realized gain (loss) on security transactions	2,364	656,276	105,787	144,434	170,529	(38,921)	259,078	(241,054)	191,494	134,971
Net realized gain distributions	921,318	—	1,475,981	1,185,089	239,071	—	1,034,189	202,513	625,930	—
Change in unrealized appreciation (depreciation) during the period	667,467	544,213	1,006,266	764,699	298,013	439,499	1,175,393	1,586,203	1,886,839	2,279,402
Net increase (decrease) in net assets resulting from operations	1,536,436	1,281,485	2,468,157	1,978,460	710,242	543,936	2,534,032	1,567,564	2,702,378	3,017,917

Unit transactions:
Purchases	7,313	941,013	29,700	17,306	16,765	17,028	1,727	30,171	13,500	132,196
Net transfers	834,654	8,400,068	(1,201,926)	(57,660)	123,651	945,709	(752,167)	(499,620)	489,514	(117,274)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(528,515)	(25,023,175)	(1,102,706)	(806,212)	(391,522)	(2,722,159)	(1,848,865)	(1,293,155)	(1,701,195)	(3,281,560)
Other transactions	2	947	(1,154)	(82)	(5)	11	(2,394)	1	(2)	671
Death benefits	(24,943)	(4,353,457)	(88,133)	(75,119)	(3,379)	(240,682)	(148,628)	(33,980)	(752,188)	(695,542)
Net annuity transactions	21,946	(177,766)	—	21,252	—	(91)	—	—	157,864	23,193
Net increase (decrease) in net assets resulting from unit transactions	310,457	(20,212,370)	(2,364,219)	(900,515)	(254,490)	(2,000,184)	(2,750,327)	(1,796,583)	(1,792,507)	(3,938,316)
Net increase (decrease) in net assets	1,846,893	(18,930,885)	103,938	1,077,945	455,752	(1,456,248)	(216,295)	(229,019)	909,871	(920,399)

Net assets:
Beginning of period	4,066,365	134,005,501	7,829,177	6,128,516	2,514,293	15,525,640	10,715,374	8,360,895	11,512,131	27,322,304
End of period	$5,913,258	$115,074,616	$7,933,115	$7,206,461	$2,970,045	$14,069,392	$10,499,079	$8,131,876	$12,422,002	$26,401,905

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,775	$(2,073,127)	$(113,851)	$(1,295,392)	$(990,694)	$(1,468,256)	$1,493,232	$824,657	$7,768,059	$(152,791)
Net realized gain (loss) on security transactions	231,971	10,348,271	673,133	6,056,883	1,679,734	3,376,387	7,989,496	8,385,613	1,400,220	384,287
Net realized gain distributions	316,033	10,751,894	914,665	6,057,425	6,674,368	13,531,583	8,537,099	8,824,912	—	1,804,164
Change in unrealized appreciation (depreciation) during the period	417,975	19,029,703	2,277,965	16,210,705	7,896,425	9,878,755	35,962,796	30,789,013	24,861,898	2,601,640
Net increase (decrease) in net assets resulting from operations	969,754	38,056,741	3,751,912	27,029,621	15,259,833	25,318,469	53,982,623	48,824,195	34,030,177	4,637,300

Unit transactions:
Purchases	27,262	415,592	35,944	415,104	336,901	274,445	1,463,859	641,029	1,672,256	87,225
Net transfers	(256,557)	(7,140,240)	(559,150)	(3,320,124)	1,708,007	(1,913,246)	23,605	(9,120,830)	36,424,031	(200,043)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(949,145)	(15,022,303)	(1,685,950)	(11,513,656)	(6,087,203)	(8,890,686)	(37,001,253)	(24,042,810)	(52,627,239)	(1,830,695)
Other transactions	126	1,116	107	1,189	1,427	2,537	4,836	867	2,430	1,323
Death benefits	(36,708)	(2,120,238)	(221,408)	(2,728,703)	(1,030,716)	(1,646,493)	(8,618,960)	(4,096,496)	(8,743,583)	(231,876)
Net annuity transactions	(14,534)	2,646	1,730	(292,607)	(77,218)	(239,886)	(729,475)	(42,763)	240,294	(27,567)
Net increase (decrease) in net assets resulting from unit transactions	(1,229,556)	(23,863,427)	(2,428,727)	(17,438,797)	(5,148,802)	(12,413,329)	(44,857,388)	(36,661,003)	(23,031,811)	(2,201,633)
Net increase (decrease) in net assets	(259,802)	14,193,314	1,323,185	9,590,824	10,111,031	12,905,140	9,125,235	12,163,192	10,998,366	2,435,667

Net assets:
Beginning of period	5,145,419	113,877,939	14,187,572	98,100,581	43,126,770	67,501,124	314,878,710	188,324,052	412,528,001	15,758,840
End of period	$4,885,617	$128,071,253	$15,510,757	$107,691,405	$53,237,801	$80,406,264	$324,003,945	$200,487,244	$423,526,367	$18,194,507

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account

Operations:
Net investment income (loss)	$2,527,746	$3,926,303	$5,210	$203,151	$(17,343)	$53,581	$11,133	$(35,646)	$(148,600)	$(78,451)
Net realized gain (loss) on security transactions	(698,520)	(695,486)	(8,744)	418,503	28,739	206,888	7,636	78,100	774,608	18,183
Net realized gain distributions	—	15,705	116,228	1,463,466	93,629	397,787	—	122,402	1,504,745	556,444
Change in unrealized appreciation (depreciation) during the period	6,225,537	(1,793,310)	358,383	5,106,647	139,008	775,913	29,142	363,817	1,363,947	1,048,016
Net increase (decrease) in net assets resulting from operations	8,054,763	1,453,212	471,077	7,191,767	244,033	1,434,169	47,911	528,673	3,494,700	1,544,192

Unit transactions:
Purchases	298,680	320,004	1,200	62,701	—	16,226	—	6,226	76,603	2,881
Net transfers	603,852	22,044,194	12,860	(3,332,786)	(47,137)	(500,834)	51,174	(22,125)	(840,213)	568,020
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,399,434)	(29,094,512)	(319,731)	(4,448,910)	(55,790)	(689,697)	(102,337)	(297,689)	(1,262,593)	(862,763)
Other transactions	62	25,852	(40)	25,859	(1)	7	—	2	89	(1)
Death benefits	(1,957,187)	(2,366,476)	(251,401)	(287,979)	(37,558)	(228,776)	(19,520)	(146,892)	(319,942)	(98,162)
Net annuity transactions	(336,748)	—	—	(68,989)	(10,285)	(917)	—	—	3,032	(337)
Net increase (decrease) in net assets resulting from unit transactions	(8,790,775)	(9,070,938)	(557,112)	(8,050,104)	(150,771)	(1,403,991)	(70,683)	(460,478)	(2,343,024)	(390,362)
Net increase (decrease) in net assets	(736,012)	(7,617,726)	(86,035)	(858,337)	93,262	30,178	(22,772)	68,195	1,151,676	1,153,830

Net assets:
Beginning of period	66,479,236	189,034,748	3,050,152	27,195,572	852,663	5,983,949	598,806	1,912,946	9,038,625	6,649,337
End of period	$65,743,224	$181,417,022	$2,964,117	$26,337,235	$945,925	$6,014,127	$576,034	$1,981,141	$10,190,301	$7,803,167

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(48,219)	$(30,096)	$(93,937)	$(32,589)	$(187,472)	$489,899	$(4,969)	$(47,893)	$4,336	$(4,184)
Net realized gain (loss) on security transactions	(35,370)	18,974	358,757	(1,608)	169,541	(543,766)	29,524	627,534	1,286	28,289
Net realized gain distributions	884,185	174,183	1,179,640	613,646	1,077,168	—	65,320	912,808	26,988	1,851
Change in unrealized appreciation (depreciation) during the period	626,475	358,026	679,258	380,067	1,387,084	2,711,663	204,938	504,966	45,811	190,400
Net increase (decrease) in net assets resulting from operations	1,427,071	521,087	2,123,718	959,516	2,446,321	2,657,796	294,813	1,997,415	78,421	216,356

Unit transactions:
Purchases	2,847	19,468	62,884	14,624	68,080	188,912	669	24	—	545
Net transfers	(725,820)	(63,579)	(614,316)	(119,227)	739,715	164,591	12,072	(921,520)	(19,008)	17,808
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(618,650)	(146,006)	(867,846)	(388,422)	(1,339,641)	(3,647,820)	(329,345)	(1,669,018)	(33,787)	(85,189)
Other transactions	(9)	—	467	(299)	353	1,124	—	(7)	—	43
Death benefits	(111,297)	(599)	(165,237)	(57,058)	(270,973)	(859,152)	(20,279)	(43,953)	(1,122)	(18,816)
Net annuity transactions	—	—	32,610	—	21,460	49,937	—	—	—	(5,191)
Net increase (decrease) in net assets resulting from unit transactions	(1,452,929)	(190,716)	(1,551,438)	(550,382)	(781,006)	(4,102,408)	(336,883)	(2,634,474)	(53,917)	(90,800)
Net increase (decrease) in net assets	(25,858)	330,371	572,280	409,134	1,665,315	(1,444,612)	(42,070)	(637,059)	24,504	125,556

Net assets:
Beginning of period	5,175,559	1,605,464	7,883,824	3,443,956	10,136,779	30,081,445	2,015,973	6,518,438	450,739	957,637
End of period	$5,149,701	$1,935,835	$8,456,104	$3,853,090	$11,802,094	$28,636,833	$1,973,903	$5,881,379	$475,243	$1,083,193

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Core Asset Allocation Portfolio	Jennison 20/20 Focus Portfolio	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$169	$(7,980)	$18,412	$14,316	$25,623	$2,821	$(11,882)	$(6,417)	$73,105	$(1,056)
Net realized gain (loss) on security transactions	4,587	(52,769)	86,935	(5,482)	(223,770)	(785)	40,174	19,259	123,036	25,125
Net realized gain distributions	24,270	91,179	123,262	—	—	—	—	—	2,409,167	149,552
Change in unrealized appreciation (depreciation) during the period	32,376	136,293	134,622	76,765	1,258,611	57,154	113,991	62,935	2,129,054	69,186
Net increase (decrease) in net assets resulting from operations	61,402	166,723	363,231	85,599	1,060,464	59,190	142,283	75,777	4,734,362	242,807

Unit transactions:
Purchases	464	1,346	—	593	1,915	232	—	—	17,252	2,138
Net transfers	(13,014)	66,361	(59,419)	7,853	(440,660)	4,879	33	—	1,005,532	41,171
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(15,076)	(96,397)	(311,064)	(168,822)	(548,625)	(23,251)	(55,990)	(35,876)	(2,750,758)	(214,794)
Other transactions	—	50	—	1	(4)	—	(1)	1	9	2
Death benefits	—	(1,961)	(5,157)	—	(95,990)	—	—	—	(916,201)	(17,200)
Net annuity transactions	—	81	—	—	—	—	—	—	(38,643)	(1,096)
Net increase (decrease) in net assets resulting from unit transactions	(27,626)	(30,520)	(375,640)	(160,375)	(1,083,364)	(18,140)	(55,958)	(35,875)	(2,682,809)	(189,779)
Net increase (decrease) in net assets	33,776	136,203	(12,409)	(74,776)	(22,900)	41,050	86,325	39,902	2,051,553	53,028

Net assets:
Beginning of period	215,105	756,534	1,378,784	867,445	4,406,544	393,719	567,954	337,867	20,564,113	1,132,338
End of period	$248,881	$892,737	$1,366,375	$792,669	$4,383,644	$434,769	$654,279	$377,769	$22,615,666	$1,185,366

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(776,949)	$(142,528)	$(2,584)	$8,982	$(21,230)	$(11,939)	$(1,309)	$(155,824)	$(362,871)	$(65,493)
Net realized gain (loss) on security transactions	2,422,416	38,825	3,284	(51,247)	(2,592)	38,828	905	106,755	1,131,454	135,740
Net realized gain distributions	5,522,196	1,112,527	17,707	199,681	186,582	55,002	8,274	2,154,161	2,247,798	552,045
Change in unrealized appreciation (depreciation) during the period	4,533,501	1,076,383	27,158	(97,494)	64,506	95,991	10,054	2,270,551	6,287,625	2,506,227
Net increase (decrease) in net assets resulting from operations	11,701,164	2,085,207	45,565	59,922	227,266	177,882	17,924	4,375,643	9,304,006	3,128,519

Unit transactions:
Purchases	62,600	20,813	—	700	420	—	975	115,766	41,644	32,702
Net transfers	(1,617,844)	186,808	(208)	7,239	(125,011)	(85,359)	(559)	(25,861)	538,412	(328,481)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,030,336)	(1,062,892)	(5,740)	(29,650)	(158,162)	(62,713)	(3,594)	(1,217,643)	(3,374,222)	(2,107,591)
Other transactions	(105)	(5)	—	—	(3)	(9)	(1)	16	1,886	(165)
Death benefits	(973,784)	(162,754)	—	(22,159)	(2,339)	—	—	(372,052)	(735,865)	(286,781)
Net annuity transactions	(213,112)	5,297	(7,610)	(527)	(1,954)	(4,213)	(420)	(76,392)	(57,232)	3,892
Net increase (decrease) in net assets resulting from unit transactions	(7,772,581)	(1,012,733)	(13,558)	(44,397)	(287,049)	(152,294)	(3,599)	(1,576,166)	(3,585,377)	(2,686,424)
Net increase (decrease) in net assets	3,928,583	1,072,474	32,007	15,525	(59,783)	25,588	14,325	2,799,477	5,718,629	442,095

Net assets:
Beginning of period	37,338,516	6,815,854	261,041	462,627	1,033,121	531,411	64,158	14,820,550	26,364,507	13,237,621
End of period	$41,267,099	$7,888,328	$293,048	$478,152	$973,338	$556,999	$78,483	$17,620,027	$32,083,136	$13,679,716

The accompanying notes are an integral part of these financial statements.

(1) Merged into AB VPS Growth and Income Portfolio. Change effective April 26, 2019.
(2) Funded as of April 30, 2019.
(3) Merged assets from AB VPS Value Portfolio. Change effective April 26, 2019.
(4) Formerly Morgan Stanley VIF Mid Cap Growth Portfolio. Change effective April 30, 2019.
(5) Formerly Oppenheimer Capital Appreciation Fund/VA. Change effective May 24, 2019.
(6) Formerly Oppenheimer Global Fund/VA. Change effective May 24, 2019.
(7) Formerly Oppenheimer Main Street Fund®/VA. Change effective May 24, 2019.
(8) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective May 24, 2019.
(9) Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio. Change effective October 1, 2019.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2018

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$36,695	$(17,214)	$23,605	$(63,881)	$(119,248)	$(4,400)	$(21,058)	$(636,053)	$(935,871)	$463,366
Net realized gain (loss) on security transactions	436,219	111,099	72,614	355,637	314,977	65,687	120,463	(553,762)	2,858,448	(2,687,188)
Net realized gain distributions	394	35,684	921,143	—	818,473	—	—	3,919,562	6,144,483	—
Change in unrealized appreciation (depreciation) during the period	(1,016,267)	(143,176)	(1,927,978)	(3,849,733)	(2,561,582)	(161,686)	(430,040)	(10,584,074)	(17,770,985)	(451,070)
Net increase (decrease) in net assets resulting from operations	(542,959)	(13,607)	(910,616)	(3,557,977)	(1,547,380)	(100,399)	(330,635)	(7,854,327)	(9,703,925)	(2,674,892)

Unit transactions:
Purchases	87,041	1,286	411,255	52,794	45,645	100	5,206	77,001	218,643	868,648
Net transfers	62,133	(128,244)	39,628	1,354,785	(236,661)	(57,787)	129,662	(496,950)	212,951	5,341,103
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(501,125)	(161,058)	(2,355,307)	(1,982,160)	(1,431,530)	(147,272)	(403,585)	(5,048,538)	(12,588,847)	(23,054,857)
Other transactions	6	(348)	(10)	4	(751)	(1)	(1)	95	77	5,007
Death benefits	(200,308)	(677)	(310,400)	(323,699)	(274,415)	(20,331)	(102,490)	(849,680)	(2,028,883)	(4,760,208)
Net annuity transactions	—	—	18,053	47,032	(2,526)	—	(177)	(245,452)	(163,050)	(468,087)
Net increase (decrease) in net assets resulting from unit transactions	(552,253)	(289,041)	(2,196,781)	(851,244)	(1,900,238)	(225,291)	(371,385)	(6,563,524)	(14,349,109)	(22,068,394)
Net increase (decrease) in net assets	(1,095,212)	(302,648)	(3,107,397)	(4,409,221)	(3,447,618)	(325,690)	(702,020)	(14,417,851)	(24,053,034)	(24,743,286)

Net assets:
Beginning of period	6,385,211	1,888,933	13,609,388	15,503,500	11,506,064	797,561	2,061,180	44,043,927	105,124,912	190,728,662
End of period	$5,289,999	$1,586,285	$10,501,991	$11,094,279	$8,058,446	$471,871	$1,359,160	$29,626,076	$81,071,878	$165,985,376

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$407	$390,469	$(1,364,303)	$(1,101,429)	$(19,214)	$(258)	$(218,725)	$3,218	$194,172	$(274,189)
Net realized gain (loss) on security transactions	778	4,371,639	1,382,141	1,506,785	(188,182)	21,846	—	26,243	183,915	7,658,222
Net realized gain distributions	—	706,590	14,063,685	4,144,785	817,726	6,101	—	61,688	251,917	13,848,941
Change in unrealized appreciation (depreciation) during the period	(2,766)	(22,656,495)	(26,856,129)	(14,071,125)	(1,373,423)	(43,974)	—	(209,564)	(2,987,340)	(40,415,748)
Net increase (decrease) in net assets resulting from operations	(1,581)	(17,187,797)	(12,774,606)	(9,520,984)	(763,093)	(16,285)	(218,725)	(118,415)	(2,357,336)	(19,182,774)

Unit transactions:
Purchases	—	357,789	216,970	248,092	26,398	—	485,748	7,708	172,664	836,576
Net transfers	—	6,095,832	184,277	203,494	(350,674)	(92,220)	66,872,929	(1,574)	4,291,918	(2,214,234)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(54,974)	(13,086,548)	(11,623,883)	(8,395,856)	(1,324,251)	(11,620)	(58,308,232)	(66,353)	(9,729,864)	(22,665,060)
Other transactions	—	1,541	283	359	(29)	1	1,023	—	402	64
Death benefits	6,546	(1,991,546)	(1,824,760)	(1,137,458)	(158,876)	—	(6,610,293)	(91,095)	(1,828,557)	(4,308,714)
Net annuity transactions	—	21,660	(111,313)	7,751	(6,784)	—	(232,099)	—	(105,579)	354,788
Net increase (decrease) in net assets resulting from unit transactions	(48,428)	(8,601,272)	(13,158,426)	(9,073,618)	(1,814,216)	(103,839)	2,209,076	(151,314)	(7,199,016)	(27,996,580)
Net increase (decrease) in net assets	(50,009)	(25,789,069)	(25,933,032)	(18,594,602)	(2,577,309)	(120,124)	1,990,351	(269,729)	(9,556,352)	(47,179,354)

Net assets:
Beginning of period	73,125	113,514,536	110,933,838	69,706,636	10,680,721	280,816	112,207,073	1,030,394	76,527,683	200,823,377
End of period	$23,116	$87,725,467	$85,000,806	$51,112,034	$8,103,412	$160,692	$114,197,424	$760,665	$66,971,331	$153,644,023

The accompanying notes are an integral part of these financial statements.

(1) Invesco V.I. High Yield Fund was erroneously omitted from previously issued statements. Please refer to note 7.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,233,500)	$245,996	$4,558,233	$(2,571,567)	$(20,140,092)	$(5,350,493)	$(259,707)	$(1,133,950)	$(2,450,321)	$(19,949)
Net realized gain (loss) on security transactions	24,943,500	16,957,670	(4,382,356)	10,895,914	61,736,637	54,146,821	8,021,501	6,665,451	5,142,306	48,637
Net realized gain distributions	26,732,138	31,653,541	845,493	15,969,060	146,719,629	93,159,425	18,348,301	3,124,080	6,824,015	101,978
Change in unrealized appreciation (depreciation) during the period	(86,430,660)	(88,080,361)	(16,522,477)	(46,324,217)	(198,206,484)	(173,902,368)	(81,870,087)	(26,284,649)	(25,913,545)	(118,915)
Net increase (decrease) in net assets resulting from operations	(35,988,522)	(39,223,154)	(15,501,107)	(22,030,810)	(9,890,310)	(31,946,615)	(55,759,992)	(17,629,068)	(16,397,545)	11,751

Unit transactions:
Purchases	3,176,403	1,464,152	2,280,350	1,237,485	5,348,025	5,569,889	1,569,896	664,418	725,738	520
Net transfers	9,569,945	(5,391,369)	6,930,558	(1,709,748)	(42,048,609)	(28,191,433)	13,869,883	(841,302)	378,312	(114,040)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(68,137,882)	(47,466,138)	(73,156,718)	(23,403,084)	(160,263,253)	(144,007,512)	(45,141,267)	(16,964,527)	(17,040,805)	(74,980)
Other transactions	16,054	8,455	6,680	2,344	15,349	23,399	3,088	3,599	3,966	(2)
Death benefits	(18,402,595)	(9,269,376)	(15,054,810)	(5,341,453)	(30,940,437)	(36,086,409)	(8,855,874)	(2,543,259)	(2,901,493)	(6,411)
Net annuity transactions	(713,713)	(348,467)	(433,153)	(370,751)	(1,604,315)	(2,662,422)	(89,628)	68,580	(149,619)	(12,796)
Net increase (decrease) in net assets resulting from unit transactions	(74,491,788)	(61,002,743)	(79,427,093)	(29,585,207)	(229,493,240)	(205,354,488)	(38,643,902)	(19,612,491)	(18,983,901)	(207,709)
Net increase (decrease) in net assets	(110,480,310)	(100,225,897)	(94,928,200)	(51,616,017)	(239,383,550)	(237,301,103)	(94,403,894)	(37,241,559)	(35,381,446)	(195,958)

Net assets:
Beginning of period	646,846,987	444,164,415	655,757,093	241,148,675	1,490,487,512	1,396,827,005	419,068,069	130,777,921	159,244,824	977,174
End of period	$536,366,677	$343,938,518	$560,828,893	$189,532,658	$1,251,103,962	$1,159,525,902	$324,664,175	$93,536,362	$123,863,378	$781,216

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(132,801)	$(561,926)	$(476,313)	$(18,917)	$(34,221)	$39,411	$(1,835,444)	$16,937,433	$(1,142,256)	$48,214
Net realized gain (loss) on security transactions	238,288	2,756,227	1,800,643	70,768	57,306	(4,053)	18,318,597	6,599,887	2,781,623	(6,773)
Net realized gain distributions	1,093,571	5,256,708	3,803,754	78,647	258,555	2,920	22,803,727	—	4,691,125	—
Change in unrealized appreciation (depreciation) during the period	(1,379,490)	(11,267,449)	(11,115,532)	(432,577)	(424,194)	(97,565)	(61,238,897)	(55,658,448)	(7,201,107)	(410,026)
Net increase (decrease) in net assets resulting from operations	(180,432)	(3,816,440)	(5,987,448)	(302,079)	(142,554)	(59,287)	(21,952,017)	(32,121,128)	(870,615)	(368,585)

Unit transactions:
Purchases	15,159	225,746	154,706	2,088	1,415	209	1,323,730	1,778,681	245,475	3,684
Net transfers	1,350,698	(891,151)	(635,935)	(97,048)	92,499	(7,176)	(7,729,625)	(5,727,773)	(2,562,973)	(187,994)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(809,556)	(6,753,073)	(5,907,950)	(295,472)	(283,155)	(216,010)	(45,426,477)	(69,013,989)	(6,994,377)	(533,535)
Other transactions	(90)	220	114	4	3	—	5,425	10,775	1,003	63
Death benefits	(295,156)	(853,985)	(726,323)	(29,598)	231	—	(7,746,768)	(15,334,296)	(1,261,353)	(105,727)
Net annuity transactions	—	(3,623)	13,007	—	—	(6,607)	47,676	(1,210,922)	(179,425)	(9,606)
Net increase (decrease) in net assets resulting from unit transactions	261,055	(8,275,866)	(7,102,381)	(420,026)	(189,007)	(229,584)	(59,526,039)	(89,497,524)	(10,751,650)	(833,115)
Net increase (decrease) in net assets	80,623	(12,092,306)	(13,089,829)	(722,105)	(331,561)	(288,871)	(81,478,056)	(121,618,652)	(11,622,265)	(1,201,700)

Net assets:
Beginning of period	7,127,386	61,032,652	45,581,416	2,017,527	2,518,380	1,766,495	399,111,952	606,827,557	60,185,340	4,998,111
End of period	$7,208,009	$48,940,346	$32,491,587	$1,295,422	$2,186,819	$1,477,624	$317,633,896	$485,208,905	$48,563,075	$3,796,411

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,438,658)	$(468,460)	$2,655,474	$2,689,616	$(390,626)	$1,484,135	$385,192	$1,015,498	$(500,748)	$(615,200)
Net realized gain (loss) on security transactions	(2,285,313)	(73,646)	(4,602,845)	14,042,930	1,813,065	1,534,128	6,037,279	286,306	(1,093,256)	(502,600)
Net realized gain distributions	13,650,412	8,044,785	—	16,514,618	—	—	14,213,557	2,297,258	4,697,640	—
Change in unrealized appreciation (depreciation) during the period	(16,572,246)	(14,653,390)	(7,684,245)	(78,379,798)	(9,752,685)	(32,810,324)	(47,623,801)	(26,700,820)	(3,264,948)	1,332,848
Net increase (decrease) in net assets resulting from operations	(7,645,805)	(7,150,711)	(9,631,616)	(45,132,634)	(8,330,246)	(29,792,061)	(26,987,773)	(23,101,758)	(161,312)	215,048

Unit transactions:
Purchases	497,885	177,879	736,735	1,449,241	247,987	483,691	415,987	722,323	116,122	190,394
Net transfers	(1,318,367)	201,876	2,141,375	(6,834,677)	(3,212,966)	11,196,404	(1,553,434)	(5,254,090)	6,571,692	112,533
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(15,039,215)	(7,270,064)	(33,329,644)	(55,493,616)	(5,392,271)	(20,240,823)	(20,634,578)	(22,295,254)	(2,978,553)	(8,071,694)
Other transactions	981	135	5,010	7,261	(676)	(236)	3,710	4,115	252	410
Death benefits	(2,369,093)	(1,452,990)	(6,836,066)	(10,476,917)	(842,243)	(3,194,402)	(3,711,843)	(4,135,996)	(400,625)	(1,297,194)
Net annuity transactions	(137,382)	(16,757)	(198,781)	(429,658)	(47,688)	(121,102)	(221,166)	(195,861)	(54,855)	595
Net increase (decrease) in net assets resulting from unit transactions	(18,365,191)	(8,359,921)	(37,481,371)	(71,778,366)	(9,247,857)	(11,876,468)	(25,701,324)	(31,154,763)	3,254,033	(9,064,956)
Net increase (decrease) in net assets	(26,010,996)	(15,510,632)	(47,112,987)	(116,911,000)	(17,578,103)	(41,668,529)	(52,689,097)	(54,256,521)	3,092,721	(8,849,908)

Net assets:
Beginning of period	137,382,495	58,630,176	277,263,838	498,668,499	54,805,799	187,462,676	189,772,954	210,755,251	22,759,157	47,195,841
End of period	$111,371,499	$43,119,544	$230,150,851	$381,757,499	$37,227,696	$145,794,147	$137,083,857	$156,498,730	$25,851,878	$38,345,933

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$33,308	$9,662,909	$(1,836,100)	$1,016,833	$(45,952)	$(537,285)	$(1,458,723)	$1,164,870	$129,254	$(44,791)
Net realized gain (loss) on security transactions	831,131	(273,360)	13,068,659	8,453,491	414,397	2,484,771	8,859,126	(322,416)	1,374,622	69,691
Net realized gain distributions	689,037	1,349,350	32,281,325	26,761,536	405,825	6,095,957	12,805,322	—	—	446,715
Change in unrealized appreciation (depreciation) during the period	(2,601,955)	(19,999,403)	(66,179,329)	(50,596,498)	(921,839)	(9,231,767)	(18,351,932)	(2,038,617)	(7,451,313)	(982,051)
Net increase (decrease) in net assets resulting from operations	(1,048,479)	(9,260,504)	(22,665,445)	(14,364,638)	(147,569)	(1,188,324)	1,853,793	(1,196,163)	(5,947,437)	(510,436)

Unit transactions:
Purchases	52,213	1,417,199	1,253,264	938,322	23,756	211,264	426,833	184,480	173,879	17,294
Net transfers	1,934,395	13,208,134	(10,295,983)	(11,782,059)	(14,816)	(5,739,581)	(10,212,609)	1,075,381	3,109,244	(33,531)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,135,051)	(57,545,412)	(48,023,897)	(36,841,839)	(936,524)	(9,118,621)	(13,223,248)	(4,435,343)	(4,127,053)	(706,241)
Other transactions	2	5,485	1,852	4,206	(2)	341	(444)	194	69	67
Death benefits	(2,351,120)	(8,691,373)	(7,621,045)	(5,720,383)	(58,960)	(1,243,535)	(2,639,006)	(747,271)	(573,413)	(36,988)
Net annuity transactions	26,419	340,271	151,865	159,204	—	39,440	82,094	7,161	(9,001)	(412)
Net increase (decrease) in net assets resulting from unit transactions	(2,473,142)	(51,265,696)	(64,533,944)	(53,242,549)	(986,546)	(15,850,692)	(25,566,380)	(3,915,398)	(1,426,275)	(759,811)
Net increase (decrease) in net assets	(3,521,621)	(60,526,200)	(87,199,389)	(67,607,187)	(1,134,115)	(17,039,016)	(23,712,587)	(5,111,561)	(7,373,712)	(1,270,247)

Net assets:
Beginning of period	17,409,773	415,178,451	360,299,836	282,222,360	5,185,145	70,287,111	105,474,239	27,273,539	32,179,511	5,336,612
End of period	$13,888,152	$354,652,251	$273,100,447	$214,615,173	$4,051,030	$53,248,095	$81,761,652	$22,161,978	$24,805,799	$4,066,365

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(815,441)	$(132,677)	$(125,420)	$148	$135,423	$32,819	$42,687	$23,021	$780,419	$(6,729)
Net realized gain (loss) on security transactions	217,299	303,922	360,847	150,679	(270,018)	554,136	73,873	404,754	358,604	249,163
Net realized gain distributions	—	595,355	444,921	—	—	1,191,384	1,370,952	1,137,377	644,878	451,815
Change in unrealized appreciation (depreciation) during the period	320,980	(1,082,540)	(1,584,557)	(192,131)	(40,948)	(3,108,735)	(2,282,907)	(2,315,527)	(3,450,690)	(1,232,871)
Net increase (decrease) in net assets resulting from operations	(277,162)	(315,940)	(904,209)	(41,304)	(175,543)	(1,330,396)	(795,395)	(750,375)	(1,666,789)	(538,622)

Unit transactions:
Purchases	1,175,407	30,527	16,651	39,080	24,234	23,268	42,568	12,304	70,493	24,012
Net transfers	23,981,604	491,297	673,487	(90,204)	(1,102,251)	(344,282)	(134,651)	(301,594)	307,431	(127,349)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,350,090)	(1,547,926)	(1,129,912)	(293,590)	(3,513,709)	(1,673,526)	(1,039,550)	(2,637,987)	(5,137,425)	(493,107)
Other transactions	(1,662)	355	(19)	(70)	7	(31)	315	84	124	3
Death benefits	(4,033,059)	(200,444)	(66,125)	(10,994)	(489,269)	(228,319)	(137,756)	(611,178)	(788,631)	(150,866)
Net annuity transactions	26,479	(168)	(436)	—	(295)	—	—	22,742	7,468	50,896
Net increase (decrease) in net assets resulting from unit transactions	(1,201,321)	(1,226,359)	(506,354)	(355,778)	(5,081,283)	(2,222,890)	(1,269,074)	(3,515,629)	(5,540,540)	(696,411)
Net increase (decrease) in net assets	(1,478,483)	(1,542,299)	(1,410,563)	(397,082)	(5,256,826)	(3,553,286)	(2,064,469)	(4,266,004)	(7,207,329)	(1,235,033)

Net assets:
Beginning of period	135,483,984	9,371,476	7,539,079	2,911,375	20,782,466	14,268,660	10,425,364	15,778,135	34,529,633	6,380,452
End of period	$134,005,501	$7,829,177	$6,128,516	$2,514,293	$15,525,640	$10,715,374	$8,360,895	$11,512,131	$27,322,304	$5,145,419

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,028,402)	$(150,528)	$(1,482,081)	$(923,223)	$(1,543,153)	$1,106,602	$(337,268)	$7,506,884	$(178,959)	$2,787,793
Net realized gain (loss) on security transactions	11,906,475	711,652	7,281,462	1,841,747	5,126,875	9,654,522	11,337,498	(2,045,403)	813,842	(1,176,236)
Net realized gain distributions	8,526,515	733,138	5,076,598	7,699,626	10,460,157	15,843,307	15,102,354	—	2,051,238	—
Change in unrealized appreciation (depreciation) during the period	(15,264,105)	(3,129,037)	(18,102,915)	(8,878,098)	(15,538,335)	(52,568,966)	(50,860,529)	(18,755,617)	(3,555,672)	(5,225,237)
Net increase (decrease) in net assets resulting from operations	3,140,483	(1,834,775)	(7,226,936)	(259,948)	(1,494,456)	(25,964,535)	(24,757,945)	(13,294,136)	(869,551)	(3,613,680)

Unit transactions:
Purchases	499,370	37,749	582,974	297,882	255,721	1,431,489	975,853	1,473,468	100,324	416,233
Net transfers	(1,026,176)	39,847	(4,684,475)	4,142,799	(1,800,319)	(1,060,081)	(1,810,230)	(5,788,239)	(1,049,565)	165,238
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(16,051,307)	(1,511,017)	(13,867,125)	(5,397,358)	(9,676,274)	(42,749,829)	(28,322,765)	(61,436,907)	(1,930,026)	(10,676,052)
Other transactions	1,022	322	2,113	(567)	2,494	901	3,608	1,075	(506)	1,309
Death benefits	(2,674,490)	(390,325)	(2,583,442)	(1,046,202)	(1,475,309)	(8,839,974)	(5,837,017)	(10,909,487)	(317,246)	(2,162,673)
Net annuity transactions	357	(109,594)	(91,292)	(101,752)	(184,013)	(853,523)	11,880	196,417	(1,830)	(81,346)
Net increase (decrease) in net assets resulting from unit transactions	(19,251,224)	(1,933,018)	(20,641,247)	(2,105,198)	(12,877,700)	(52,071,017)	(34,978,671)	(76,463,673)	(3,198,849)	(12,337,291)
Net increase (decrease) in net assets	(16,110,741)	(3,767,793)	(27,868,183)	(2,365,146)	(14,372,156)	(78,035,552)	(59,736,616)	(89,757,809)	(4,068,400)	(15,950,971)

Net assets:
Beginning of period	129,988,680	17,955,365	125,968,764	45,491,916	81,873,280	392,914,262	248,060,668	502,285,810	19,827,240	82,430,207
End of period	$113,877,939	$14,187,572	$98,100,581	$43,126,770	$67,501,124	$314,878,710	$188,324,052	$412,528,001	$15,758,840	$66,479,236

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,725,468	$(10,480)	$50,124	$(17,040)	$54,387	$3,725	$(37,944)	$(146,985)	$(111,680)
Net realized gain (loss) on security transactions	257,035	(6,000)	143,665	37,197	306,680	1,655	79,212	867,931	386,395
Net realized gain distributions	2,000,661	147,527	1,254,346	96,343	472,640	—	431,098	2,251,505	1,176,725
Change in unrealized appreciation (depreciation) during the period	(4,733,971)	(441,755)	(2,969,966)	(121,370)	(1,330,064)	(22,148)	(346,694)	(1,843,805)	(2,493,232)
Net increase (decrease) in net assets resulting from operations	(750,807)	(310,708)	(1,521,831)	(4,870)	(496,357)	(16,768)	125,672	1,128,646	(1,041,792)

Unit transactions:
Purchases	877,561	1,200	344,800	—	7,020	—	5,175	50,488	18,589
Net transfers	(7,475,993)	(53,611)	842,916	243,031	77,817	10,361	(122,278)	(1,325,265)	(378,503)
Net interfund transfers due to corporate actions	214,908,886	—	30,469,529	—	—	—	—	—	—
Surrenders for benefit payments and fees	(16,087,503)	(842,288)	(2,898,948)	(89,081)	(693,062)	(45,594)	(201,586)	(1,138,146)	(1,489,375)
Other transactions	(44)	—	(147)	—	(1)	—	—	(1)	(64)
Death benefits	(2,437,352)	(32,757)	(105,407)	—	(145,968)	—	(14,304)	(359,918)	(224,900)
Net annuity transactions	—	—	64,660	(9,846)	(892)	—	—	2,905	2,822
Net increase (decrease) in net assets resulting from unit transactions	189,785,555	(927,456)	28,717,403	144,104	(755,086)	(35,233)	(332,993)	(2,769,937)	(2,071,431)
Net increase (decrease) in net assets	189,034,748	(1,238,164)	27,195,572	139,234	(1,251,443)	(52,001)	(207,321)	(1,641,291)	(3,113,223)

Net assets:
Beginning of period	—	4,288,316	—	713,429	7,235,392	650,807	2,120,267	10,679,916	9,762,560
End of period	$189,034,748	$3,050,152	$27,195,572	$852,663	$5,983,949	$598,806	$1,912,946	$9,038,625	$6,649,337

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Net investment income (loss)	$(53,363)	$(33,287)	$(103,048)	$(31,401)	$(205,134)	$930,996	$2,935	$(63,384)	$1,761	$(2,806)
Net realized gain (loss) on security transactions	359,355	62,585	855,160	64,925	715,557	(638,718)	68,786	494,337	12,561	44,532
Net realized gain distributions	1,658,307	152,917	743,282	398,313	1,709,521	—	183,468	435,928	—	—
Change in unrealized appreciation (depreciation) during the period	(1,756,707)	(283,003)	(2,860,899)	(779,202)	(3,465,063)	(1,022,334)	(449,756)	(662,937)	(128,052)	(292,589)
Net increase (decrease) in net assets resulting from operations	207,592	(100,788)	(1,365,505)	(347,365)	(1,245,119)	(730,056)	(194,567)	203,944	(113,730)	(250,863)

Unit transactions:
Purchases	4,150	11,692	39,959	11,213	46,025	102,612	5,408	98,490	—	612
Net transfers	(381,245)	(64,509)	(705,248)	(177,583)	(314,091)	409,355	(35,738)	(525,675)	29,441	57,564
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(688,478)	(220,781)	(1,315,924)	(629,607)	(1,778,622)	(4,812,393)	(192,254)	(564,773)	(116,002)	(256,857)
Other transactions	(398)	(1)	(118)	(64)	(58)	(5)	—	21	—	18
Death benefits	(100,997)	(163,267)	(517,796)	(134,463)	(245,168)	(751,209)	(193,047)	(166,535)	—	(5,079)
Net annuity transactions	—	—	—	—	15,842	27,318	—	—	—	(12,680)
Net increase (decrease) in net assets resulting from unit transactions	(1,166,968)	(436,866)	(2,499,127)	(930,504)	(2,276,072)	(5,024,322)	(415,631)	(1,158,472)	(86,561)	(216,422)
Net increase (decrease) in net assets	(959,376)	(537,654)	(3,864,632)	(1,277,869)	(3,521,191)	(5,754,378)	(610,198)	(954,528)	(200,291)	(467,285)

Net assets:
Beginning of period	6,134,935	2,143,118	11,748,456	4,721,825	13,657,970	35,835,823	2,626,171	7,472,966	651,030	1,424,922
End of period	$5,175,559	$1,605,464	$7,883,824	$3,443,956	$10,136,779	$30,081,445	$2,015,973	$6,518,438	$450,739	$957,637

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS® Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Portfolio	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$807	$(12,268)	$56	$18,853	$30,886	$885	$(12,433)	$(6,891)	$145,182	$(4,855)
Net realized gain (loss) on security transactions	41,611	(59,308)	100,436	(8,070)	(64,555)	2,267	29,119	17,589	735,526	59,047
Net realized gain distributions	34,741	323,250	80,805	—	723,431	33,043	—	—	2,392,496	136,232
Change in unrealized appreciation (depreciation) during the period	(88,493)	(448,443)	(313,193)	(74,226)	(1,228,850)	(65,603)	(59,733)	(54,337)	(6,790,399)	(371,764)
Net increase (decrease) in net assets resulting from operations	(11,334)	(196,769)	(131,896)	(63,443)	(539,088)	(29,408)	(43,047)	(43,639)	(3,517,195)	(181,340)

Unit transactions:
Purchases	1,068	350	11,031	525	2,864	232	—	—	106,538	2,663
Net transfers	(123,418)	(52,601)	(58,696)	(8,667)	247,999	(8,413)	(96)	—	(653,066)	(15,196)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(21,871)	(210,046)	(194,021)	(294,878)	(527,533)	(36,119)	(37,798)	(30,776)	(2,381,395)	(166,735)
Other transactions	(1)	27	—	—	(3)	—	1	(1)	(132)	(23)
Death benefits	(34,541)	(12,784)	(10,378)	(8,389)	(87,247)	(8,329)	—	—	(1,048,173)	(42,109)
Net annuity transactions	—	(524)	—	—	—	—	—	—	42,483	9,128
Net increase (decrease) in net assets resulting from unit transactions	(178,763)	(275,578)	(252,064)	(311,409)	(363,920)	(52,629)	(37,893)	(30,777)	(3,933,745)	(212,272)
Net increase (decrease) in net assets	(190,097)	(472,347)	(383,960)	(374,852)	(903,008)	(82,037)	(80,940)	(74,416)	(7,450,940)	(393,612)

Net assets:
Beginning of period	405,202	1,228,881	1,762,744	1,242,297	5,309,552	475,756	648,894	412,283	28,015,053	1,525,950
End of period	$215,105	$756,534	$1,378,784	$867,445	$4,406,544	$393,719	$567,954	$337,867	$20,564,113	$1,132,338

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2018

	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(887,140)	$(144,919)	$(3,484)	$52,642	$(23,073)	$(13,876)	$(1,608)	$(177,937)
Net realized gain (loss) on security transactions	3,368,051	167,054	18,137	(4,852)	62,475	38,778	11,206	326,578
Net realized gain distributions	2,804,166	844,055	21,764	129,386	115,328	75,637	7,383	1,733,933
Change in unrealized appreciation (depreciation) during the period	(7,019,988)	(1,423,365)	(49,739)	(283,656)	(156,008)	(144,846)	(22,535)	(2,707,401)
Net increase (decrease) in net assets resulting from operations	(1,734,911)	(557,175)	(13,322)	(106,480)	(1,278)	(44,307)	(5,554)	(824,827)

Unit transactions:
Purchases	122,606	71,357	—	650	390	—	—	66,935
Net transfers	999,043	1,017,946	(94)	28,444	94,062	(17,265)	(2,225)	525,959
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,436,042)	(1,231,418)	(61,580)	(22,316)	(206,504)	(102,266)	(39,693)	(2,183,016)
Other transactions	(560)	(133)	(1)	—	1	(1)	(1)	106
Death benefits	(671,542)	(254,808)	—	—	(924)	(12,949)	(13,864)	(371,057)
Net annuity transactions	(142,769)	(14,203)	(7,632)	(599)	208	4,005	3,603	(149,299)
Net increase (decrease) in net assets resulting from unit transactions	(6,129,264)	(411,259)	(69,307)	6,179	(112,767)	(128,476)	(52,180)	(2,110,372)
Net increase (decrease) in net assets	(7,864,175)	(968,434)	(82,629)	(100,301)	(114,045)	(172,783)	(57,734)	(2,935,199)

Net assets:
Beginning of period	45,202,691	7,784,288	343,670	562,928	1,147,166	704,194	121,892	17,755,749
End of period	$37,338,516	$6,815,854	$261,041	$462,627	$1,033,121	$531,411	$64,158	$14,820,550

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2018

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(363,206)	$(69,511)
Net realized gain (loss) on security transactions	642,830	322,013
Net realized gain distributions	1,765,747	382,871
Change in unrealized appreciation (depreciation) during the period	(2,178,322)	(3,096,169)
Net increase (decrease) in net assets resulting from operations	(132,951)	(2,460,796)

Unit transactions:
Purchases	39,428	167,613
Net transfers	(610,031)	677,024
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(3,068,169)	(2,120,587)
Other transactions	(90)	853
Death benefits	(335,681)	(249,172)
Net annuity transactions	(89,755)	23,858
Net increase (decrease) in net assets resulting from unit transactions	(4,064,298)	(1,500,411)
Net increase (decrease) in net assets	(4,197,249)	(3,961,207)

Net assets:
Beginning of period	30,561,756	17,198,828
End of period	$26,364,507	$13,237,621

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2019

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Hartford Life Insurance Company and its indirect wholly owned subsidiary, the Sponsor Company,  to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio (Merged into AB VPS Growth and Income Portfolio), AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund++, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Growth and Income Portfolio (Merged assets from AB VPS Value Portfolio), American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series, MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio (Formerly Morgan Stanley VIF Mid Cap Growth Portfolio), Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Invesco Oppenheimer V.I. Capital Appreciation Fund (Formerly Oppenheimer Capital Appreciation Fund/VA), Invesco Oppenheimer V.I Global Fund (Formerly Oppenheimer Global Fund/VA), Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Formerly Oppenheimer Main Street Fund®/VA), Invesco Oppenheimer V.I. Main Street Fund® (Formerly Oppenheimer Main Street Small Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Small Cap Value Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO StocksPLUS® Global Portfolio, PIMCO Global Core Asset Allocation Portfolio (Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio), Jennison 20/20 Focus Portfolio, Prudential Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

++ See Note 7 for additional information related to this Sub-Account.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2019 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2019 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2019 and 2018.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2015 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2019.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 1.50%
MAV Plus maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - Up to and including April 20, 2018 the Sponsor Company and its affiliates received fees from the HIMCO VIT funds for services provided. The fees received for these services are a maximum of 0.85% of the Funds’ average daily net assets. On April 20, 2018 the HIMCO VIT funds were merged with BlackRock funds.  Up to and including May 31, 2018 the Sponsor Company and its affiliates received fees from the HLS funds for services provided. The fees received for these services are a maximum of 1.07% of the Funds’ average daily net assets. As a result of the Talcott Resolution Sale Transaction disclosed in Note 1, the HLS funds are no longer affiliated with the Sponsor Company or its affiliates.
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$746,875	$1,989,243
American Century VP Growth Fund	$306,355	$479,930
AB VPS Balanced Wealth Strategy Portfolio	$1,799,443	$2,293,199
AB VPS International Value Portfolio	$1,660,643	$2,202,904
AB VPS Small/Mid Cap Value Portfolio	$1,528,402	$1,754,501
AB VPS Value Portfolio+	$42,872	$532,016
AB VPS International Growth Portfolio	$63,410	$384,579
Invesco V.I. Value Opportunities Fund	$10,794,003	$9,060,056
Invesco V.I. Core Equity Fund	$13,149,568	$19,536,458
Invesco V.I. Government Securities Fund	$22,507,490	$41,727,024
Invesco V.I. High Yield Fund	$25,901	$25,870
Invesco V.I. International Growth Fund	$9,716,850	$22,670,766
Invesco V.I. Mid Cap Core Equity Fund	$13,887,654	$20,780,154
Invesco V.I. Small Cap Equity Fund	$10,946,807	$13,607,928
Invesco V.I. Balanced Risk Allocation Fund	$195,534	$2,100,800
Invesco V.I. Diversified Dividend Fund	$11,908	$44,058
Invesco V.I. Government Money Market Fund	$93,790,657	$114,341,724
American Century VP Mid Cap Value Fund	$159,918	$102,390
AB VPS Growth and Income Portfolio+	$495,433	$112,275
American Funds Global Bond Fund	$5,483,794	$15,112,069
American Funds Global Growth and Income Fund	$15,188,232	$34,006,701
American Funds Asset Allocation Fund	$58,824,523	$97,232,871
American Funds Blue Chip Income and Growth Fund	$43,986,172	$65,838,439
American Funds Bond Fund	$68,008,319	$99,685,808
American Funds Global Growth Fund	$19,570,730	$42,073,865
American Funds Growth Fund	$169,208,770	$254,460,365
American Funds Growth-Income Fund	$158,894,719	$214,061,348
American Funds International Fund	$23,047,574	$66,529,755
American Funds New World Fund	$9,084,091	$23,016,537
American Funds Global Small Capitalization Fund	$12,149,587	$26,974,232
Wells Fargo VT Omega Growth Fund	$126,683	$249,827
Fidelity® VIP Growth Portfolio	$1,384,800	$2,039,049
Fidelity® VIP Contrafund® Portfolio	$7,570,248	$12,994,130
Fidelity® VIP Mid Cap Portfolio	$7,385,002	$7,605,808
Fidelity® VIP Value Strategies Portfolio	$205,785	$361,149
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$439,825	$744,588
Fidelity® VIP Strategic Income Portfolio	$178,467	$697,658
Franklin Rising Dividends VIP Fund	$65,809,084	$71,041,343
Franklin Income VIP Fund	$66,314,135	$107,153,723
Franklin Large Cap Growth VIP Fund	$12,530,318	$15,105,421
Franklin Global Real Estate VIP Fund	$236,718	$842,668
Franklin Small-Mid Cap Growth VIP Fund	$25,914,869	$31,603,968
Franklin Small Cap Value VIP Fund	$11,438,161	$11,101,525
Franklin Strategic Income VIP Fund	$26,420,155	$48,902,667
Franklin Mutual Shares VIP Fund	$50,522,732	$73,820,076
Templeton Developing Markets VIP Fund	$4,779,685	$10,475,708
Templeton Foreign VIP Fund	$16,400,063	$27,812,556
Templeton Growth VIP Fund	$34,274,660	$26,463,431
Franklin Mutual Global Discovery VIP Fund	$21,341,725	$32,267,198
Franklin Flex Cap Growth VIP Fund	$5,974,823	$10,879,542
Templeton Global Bond VIP Fund	$5,312,329	$8,988,360
Hartford Balanced HLS Fund	$3,048,876	$3,319,878
Hartford Total Return Bond HLS Fund	$36,032,481	$81,161,956
Hartford Capital Appreciation HLS Fund	$45,053,252	$63,989,919
Hartford Dividend and Growth HLS Fund	$38,375,240	$43,267,668
Hartford Global Growth HLS Fund	$786,745	$1,471,638
Hartford Disciplined Equity HLS Fund	$10,226,740	$14,065,458
Hartford Growth Opportunities HLS Fund	$24,707,290	$25,248,325
Hartford High Yield HLS Fund	$4,620,386	$6,399,414
Hartford International Opportunities HLS Fund	$2,646,564	$6,173,027
Hartford MidCap Growth HLS Fund	$2,032,495	$855,432
Hartford Ultrashort Bond HLS Fund	$27,003,735	$47,135,150
Hartford Small Company HLS Fund	$2,031,214	$3,039,329
Hartford SmallCap Growth HLS Fund	$1,822,114	$1,653,300
Hartford Stock HLS Fund	$691,925	$704,718
Hartford U.S. Government Securities HLS Fund	$2,983,739	$4,840,565
Hartford Value HLS Fund	$1,638,399	$3,289,167
Lord Abbett Fundamental Equity Fund	$762,961	$2,337,129
Lord Abbett Calibrated Dividend Growth Fund	$1,926,164	$3,094,626
Lord Abbett Bond Debenture Fund	$2,707,140	$6,041,912
Lord Abbett Growth and Income Fund	$445,194	$1,354,943
MFS® Growth Fund	$20,615,561	$35,800,218
MFS® Global Equity Fund	$2,172,163	$3,800,074
MFS® Investors Trust Fund	$10,529,662	$23,206,428
MFS® Mid Cap Growth Fund	$14,691,223	$14,156,355
MFS® New Discovery Fund	$21,404,007	$21,754,006
MFS® Total Return Fund	$31,979,793	$66,806,851
MFS® Value Fund	$20,963,731	$47,975,164
MFS® Total Return Bond Series	$63,302,165	$78,565,920
MFS® Research Fund	$3,454,150	$4,004,410
MFS® High Yield Portfolio	$8,023,282	$14,286,310
BlackRock Managed Volatility V.I. Fund	$32,574,746	$37,703,677
BlackRock Global Allocation V.I. Fund	$173,733	$609,407
BlackRock S&P 500 Index V.I. Fund	$3,078,729	$9,462,217
BlackRock Large Cap Focus Growth V.I. Fund	$114,734	$189,218
BlackRock Equity Dividend V.I. Fund	$707,494	$1,660,116
Morgan Stanley VIF Core Plus Fixed Income Portfolio	$98,473	$158,023
Morgan Stanley VIF Growth Portfolio	$191,316	$565,041
Morgan Stanley VIF Discovery Portfolio+	$3,165,103	$4,151,982
Invesco V.I. American Value Fund	$1,393,791	$1,306,159
BlackRock Capital Appreciation V.I. Fund	$1,173,821	$1,790,785
Invesco Oppenheimer V.I. Capital Appreciation Fund+	$201,634	$248,262
Invesco Oppenheimer V.I Global Fund+	$1,535,482	$2,001,215
Invesco Oppenheimer V.I. Main Street Small Cap Fund®+	$701,168	$670,494
Invesco Oppenheimer V.I. Main Street Fund®+	$2,129,660	$2,020,972
Putnam VT Diversified Income Fund	$3,078,052	$6,690,561
Putnam VT Global Asset Allocation Fund	$340,450	$616,981
Putnam VT Growth Opportunities Fund	$1,176,396	$2,945,955
Putnam VT International Value Fund	$72,523	$95,116
Putnam VT International Equity Fund	$343,434	$436,567
Putnam VT Multi-Cap Core Fund	$30,949	$34,136
Putnam VT Small Cap Value Fund	$203,994	$151,315
Putnam VT Equity Income Fund	$245,372	$479,338
PIMCO All Asset Fund	$32,621	$178,681
PIMCO StocksPLUS® Global Portfolio	$223,614	$1,281,355
PIMCO Global Core Asset Allocation Portfolio+	$14,052	$29,371
Jennison 20/20 Focus Portfolio	$12	$67,852
Prudential Value Portfolio	$—	$42,295
Invesco V.I. Growth and Income Fund	$4,395,290	$4,595,827
Invesco V.I. Comstock Fund	$212,631	$253,914
Invesco V.I. American Franchise Fund	$8,026,699	$11,054,034
Invesco V.I. Mid Cap Growth Fund	$2,204,064	$2,246,797
Wells Fargo VT Index Asset Allocation Fund	$23,049	$21,485
Wells Fargo VT International Equity Fund	$248,359	$84,093
Wells Fargo VT Small Cap Growth Fund	$241,845	$363,543
Wells Fargo VT Discovery Fund	$95,342	$204,573
Wells Fargo VT Opportunity Fund	$9,698	$6,331
MFS® Core Equity Portfolio	$3,324,283	$2,902,111
MFS® Massachusetts Investors Growth Stock Portfolio	$6,657,903	$8,358,351
MFS® Research International Portfolio	$1,409,212	$3,609,084

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	17,608	94,856	(77,248)
American Century VP Growth Fund	4,490	20,134	(15,644)
AB VPS Balanced Wealth Strategy Portfolio	23,866	135,697	(111,831)
AB VPS International Value Portfolio	225,609	276,221	(50,612)
AB VPS Small/Mid Cap Value Portfolio	25,527	71,749	(46,222)
AB VPS Value Portfolio+	143	37,088	(36,945)
AB VPS International Growth Portfolio	3,325	39,945	(36,620)
Invesco V.I. Value Opportunities Fund	1,813,604	4,339,955	(2,526,351)
Invesco V.I. Core Equity Fund	159,342	920,293	(760,951)
Invesco V.I. Government Securities Fund	14,360,908	29,565,599	(15,204,691)
Invesco V.I. High Yield Fund	—	74	(74)
Invesco V.I. International Growth Fund	855,432	5,534,648	(4,679,216)
Invesco V.I. Mid Cap Core Equity Fund	1,511,987	7,058,344	(5,546,357)
Invesco V.I. Small Cap Equity Fund	209,343	549,954	(340,611)
Invesco V.I. Balanced Risk Allocation Fund	14,092	144,102	(130,010)
Invesco V.I. Diversified Dividend Fund	17	2,137	(2,120)
Invesco V.I. Government Money Market Fund	9,920,221	12,179,619	(2,259,398)
American Century VP Mid Cap Value Fund	2,572	4,297	(1,725)
AB VPS Growth and Income Portfolio+	43,785	10,455	33,330
American Funds Global Bond Fund	407,154	1,175,909	(768,755)
American Funds Global Growth and Income Fund	255,279	1,830,933	(1,575,654)
American Funds Asset Allocation Fund	1,003,189	4,052,668	(3,049,479)
American Funds Blue Chip Income and Growth Fund	4,404,146	26,502,635	(22,098,489)
American Funds Bond Fund	3,782,175	6,447,485	(2,665,310)
American Funds Global Growth Fund	260,331	1,525,195	(1,264,864)
American Funds Growth Fund	1,135,219	10,144,697	(9,009,478)
American Funds Growth-Income Fund	836,131	7,732,176	(6,896,045)
American Funds International Fund	767,176	4,091,477	(3,324,301)
American Funds New World Fund	194,611	893,361	(698,750)
American Funds Global Small Capitalization Fund	212,345	1,235,964	(1,023,619)
Wells Fargo VT Omega Growth Fund	594	7,728	(7,134)
Fidelity® VIP Growth Portfolio	40,176	75,959	(35,783)
Fidelity® VIP Contrafund® Portfolio	50,383	504,324	(453,941)
Fidelity® VIP Mid Cap Portfolio	164,790	353,878	(189,088)
Fidelity® VIP Value Strategies Portfolio	2,643	18,420	(15,777)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	1,090	30,716	(29,626)
Fidelity® VIP Strategic Income Portfolio	8,333	50,465	(42,132)
Franklin Rising Dividends VIP Fund	315,672	2,122,863	(1,807,191)
Franklin Income VIP Fund	1,519,803	4,597,016	(3,077,213)
Franklin Large Cap Growth VIP Fund	250,189	590,791	(340,602)
Franklin Global Real Estate VIP Fund	2,654	32,727	(30,073)
Franklin Small-Mid Cap Growth VIP Fund	445,491	1,437,929	(992,438)
Franklin Small Cap Value VIP Fund	191,924	571,358	(379,434)
Franklin Strategic Income VIP Fund	804,414	2,444,793	(1,640,379)
Franklin Mutual Shares VIP Fund	362,770	3,108,065	(2,745,295)
Templeton Developing Markets VIP Fund	201,182	477,379	(276,197)
Templeton Foreign VIP Fund	1,026,416	2,005,247	(978,831)
Templeton Growth VIP Fund	353,963	1,549,054	(1,195,091)
Franklin Mutual Global Discovery VIP Fund	123,266	1,098,360	(975,094)
Franklin Flex Cap Growth VIP Fund	203,000	442,003	(239,003)
Templeton Global Bond VIP Fund	217,875	621,413	(403,538)
Hartford Balanced HLS Fund	86,135	169,397	(83,262)
Hartford Total Return Bond HLS Fund	1,838,760	5,861,032	(4,022,272)
Hartford Capital Appreciation HLS Fund	576,833	3,006,263	(2,429,430)
Hartford Dividend and Growth HLS Fund	377,506	1,807,599	(1,430,093)
Hartford Global Growth HLS Fund	8,643	71,822	(63,179)
Hartford Disciplined Equity HLS Fund	136,964	508,407	(371,443)
Hartford Growth Opportunities HLS Fund	322,816	879,518	(556,702)
Hartford High Yield HLS Fund	186,043	332,695	(146,652)
Hartford International Opportunities HLS Fund	101,684	463,472	(361,788)
Hartford MidCap Growth HLS Fund	47,154	35,159	11,995
Hartford Ultrashort Bond HLS Fund	21,537,188	36,961,486	(15,424,298)
Hartford Small Company HLS Fund	23,384	121,280	(97,896)
Hartford SmallCap Growth HLS Fund	22,584	53,183	(30,599)
Hartford Stock HLS Fund	16,346	27,640	(11,294)
Hartford U.S. Government Securities HLS Fund	249,704	444,909	(195,205)
Hartford Value HLS Fund	21,842	156,660	(134,818)
Lord Abbett Fundamental Equity Fund	22,109	104,657	(82,548)
Lord Abbett Calibrated Dividend Growth Fund	57,439	134,092	(76,653)
Lord Abbett Bond Debenture Fund	98,010	317,824	(219,814)
Lord Abbett Growth and Income Fund	3,147	67,218	(64,071)
MFS® Growth Fund	452,305	1,491,870	(1,039,565)
MFS® Global Equity Fund	41,752	131,177	(89,425)
MFS® Investors Trust Fund	200,761	1,037,549	(836,788)
MFS® Mid Cap Growth Fund	566,864	907,364	(340,500)
MFS® New Discovery Fund	288,842	722,300	(433,458)
MFS® Total Return Fund	830,241	2,947,507	(2,117,266)
MFS® Value Fund	337,497	1,640,705	(1,303,208)
MFS® Total Return Bond Series	3,520,064	5,167,290	(1,647,226)
MFS® Research Fund	58,995	138,744	(79,749)
MFS® High Yield Portfolio	372,432	1,110,140	(737,708)
BlackRock Managed Volatility V.I. Fund	2,677,998	3,596,240	(918,242)
BlackRock Global Allocation V.I. Fund	1,735	42,929	(41,194)
BlackRock S&P 500 Index V.I. Fund	109,096	855,683	(746,587)
BlackRock Large Cap Focus Growth V.I. Fund	853	6,467	(5,614)
BlackRock Equity Dividend V.I. Fund	10,088	77,427	(67,339)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	6,874	13,067	(6,193)
Morgan Stanley VIF Growth Portfolio	2,774	20,540	(17,766)
Morgan Stanley VIF Discovery Portfolio+	63,135	140,589	(77,454)
Invesco V.I. American Value Fund	43,936	60,071	(16,135)
BlackRock Capital Appreciation V.I. Fund	12,045	72,893	(60,848)
Invesco Oppenheimer V.I. Capital Appreciation Fund+	1,408	10,601	(9,193)
Invesco Oppenheimer V.I Global Fund+	17,131	99,605	(82,474)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®+	2,534	28,728	(26,194)
Invesco Oppenheimer V.I. Main Street Fund®+	49,056	80,028	(30,972)
Putnam VT Diversified Income Fund	151,937	436,143	(284,206)
Putnam VT Global Asset Allocation Fund	14,520	34,872	(20,352)
Putnam VT Growth Opportunities Fund	15,209	172,201	(156,992)
Putnam VT International Value Fund	3,497	9,526	(6,029)
Putnam VT International Equity Fund	26,702	40,752	(14,050)
Putnam VT Multi-Cap Core Fund	131	981	(850)
Putnam VT Small Cap Value Fund	5,573	7,443	(1,870)
Putnam VT Equity Income Fund	3,498	16,169	(12,671)
PIMCO All Asset Fund	713	13,549	(12,836)
PIMCO StocksPLUS® Global Portfolio	11,205	85,672	(74,467)
PIMCO Global Core Asset Allocation Portfolio+	494	2,135	(1,641)
Jennison 20/20 Focus Portfolio	12	19,878	(19,866)
Prudential Value Portfolio	—	17,227	(17,227)
Invesco V.I. Growth and Income Fund	86,474	202,272	(115,798)
Invesco V.I. Comstock Fund	1,598	8,287	(6,689)
Invesco V.I. American Franchise Fund	117,136	476,887	(359,751)
Invesco V.I. Mid Cap Growth Fund	60,369	114,628	(54,259)
Wells Fargo VT Index Asset Allocation Fund	236	6,589	(6,353)
Wells Fargo VT International Equity Fund	2,327	5,596	(3,269)
Wells Fargo VT Small Cap Growth Fund	16,204	53,258	(37,054)
Wells Fargo VT Discovery Fund	1,142	5,070	(3,928)
Wells Fargo VT Opportunity Fund	50	205	(155)
MFS® Core Equity Portfolio	69,230	173,995	(104,765)
MFS® Massachusetts Investors Growth Stock Portfolio	269,593	498,322	(228,729)
MFS® Research International Portfolio	65,555	304,525	(238,970)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2018 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	43,445	68,328	(24,883)
American Century VP Growth Fund	8,666	21,985	(13,319)
AB VPS Balanced Wealth Strategy Portfolio	79,517	229,128	(149,611)
AB VPS International Value Portfolio	230,806	332,574	(101,768)
AB VPS Small/Mid Cap Value Portfolio	39,636	111,426	(71,790)
AB VPS Value Portfolio	3,766	18,150	(14,384)
AB VPS International Growth Portfolio	29,387	66,248	(36,861)
Invesco V.I. Value Opportunities Fund	1,097,874	4,639,714	(3,541,840)
Invesco V.I. Core Equity Fund	262,044	1,000,438	(738,394)
Invesco V.I. Government Securities Fund	13,050,617	30,443,695	(17,393,078)
Invesco V.I. High Yield Fund ++	515	4,314	(3,799)
Invesco V.I. International Growth Fund	2,548,899	5,049,996	(2,501,097)
Invesco V.I. Mid Cap Core Equity Fund	1,783,794	6,567,548	(4,783,754)
Invesco V.I. Small Cap Equity Fund	261,215	621,168	(359,953)
Invesco V.I. Balanced Risk Allocation Fund	22,045	156,164	(134,119)
Invesco V.I. Diversified Dividend Fund	32	5,411	(5,379)
Invesco V.I. Government Money Market Fund	13,287,540	13,025,601	261,939
American Century VP Mid Cap Value Fund	1,420	8,193	(6,773)
American Funds Global Bond Fund	794,988	1,416,622	(621,634)
American Funds Global Growth and Income Fund	625,924	2,328,273	(1,702,349)
American Funds Asset Allocation Fund	1,365,741	4,782,640	(3,416,899)
American Funds Blue Chip Income and Growth Fund	7,017,562	33,036,113	(26,018,551)
American Funds Bond Fund	2,879,676	8,545,915	(5,666,239)
American Funds Global Growth Fund	617,106	1,842,144	(1,225,038)
American Funds Growth Fund	1,991,381	12,293,405	(10,302,024)
American Funds Growth-Income Fund	1,550,820	9,871,241	(8,320,421)
American Funds International Fund	1,967,342	4,324,648	(2,357,306)
American Funds New World Fund	357,029	1,120,990	(763,961)
American Funds Global Small Capitalization Fund	437,129	1,332,430	(895,301)
Wells Fargo VT Omega Growth Fund	4,293	11,740	(7,447)
Fidelity® VIP Growth Portfolio	90,840	79,361	11,479
Fidelity® VIP Contrafund® Portfolio	161,979	532,562	(370,583)
Fidelity® VIP Mid Cap Portfolio	98,305	422,747	(324,442)
Fidelity® VIP Value Strategies Portfolio	5,955	26,556	(20,601)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	12,352	20,059	(7,707)
Fidelity® VIP Strategic Income Portfolio	17,119	32,694	(15,575)
Franklin Rising Dividends VIP Fund	532,333	2,584,357	(2,052,024)
Franklin Income VIP Fund	1,708,437	6,009,780	(4,301,343)
Franklin Large Cap Growth VIP Fund	239,288	729,292	(490,004)
Franklin Global Real Estate VIP Fund	2,545	38,397	(35,852)
Franklin Small-Mid Cap Growth VIP Fund	388,299	1,370,604	(982,305)
Franklin Small Cap Value VIP Fund	320,025	752,771	(432,746)
Franklin Strategic Income VIP Fund	844,877	2,847,222	(2,002,345)
Franklin Mutual Shares VIP Fund	688,457	3,928,050	(3,239,593)
Templeton Developing Markets VIP Fund	273,506	699,006	(425,500)
Templeton Foreign VIP Fund	1,120,151	1,935,987	(815,836)
Templeton Growth VIP Fund	386,253	1,853,702	(1,467,449)
Franklin Mutual Global Discovery VIP Fund	215,661	1,369,369	(1,153,708)
Franklin Flex Cap Growth VIP Fund	502,535	364,736	137,799
Templeton Global Bond VIP Fund	212,740	870,371	(657,631)
Hartford Balanced HLS Fund	174,280	339,427	(165,147)
Hartford Total Return Bond HLS Fund	2,208,847	6,269,380	(4,060,533)
Hartford Capital Appreciation HLS Fund	518,920	3,872,888	(3,353,968)
Hartford Dividend and Growth HLS Fund	355,595	2,808,825	(2,453,230)
Hartford Global Growth HLS Fund	66,411	107,060	(40,649)
Hartford Disciplined Equity HLS Fund	101,378	754,296	(652,918)
Hartford Growth Opportunities HLS Fund	239,870	1,268,515	(1,028,645)
Hartford High Yield HLS Fund	333,333	560,670	(227,337)
Hartford International Opportunities HLS Fund	342,303	422,342	(80,039)
Hartford MidCap Growth HLS Fund	16,875	53,269	(36,394)
Hartford Ultrashort Bond HLS Fund	28,285,430	31,758,651	(3,473,221)
Hartford Small Company HLS Fund	85,294	141,976	(56,682)
Hartford SmallCap Growth HLS Fund	48,997	65,483	(16,486)
Hartford Stock HLS Fund	9,426	26,841	(17,415)
Hartford U.S. Government Securities HLS Fund	215,340	718,546	(503,206)
Hartford Value HLS Fund	45,138	152,769	(107,631)
Lord Abbett Fundamental Equity Fund	52,229	110,157	(57,928)
Lord Abbett Calibrated Dividend Growth Fund	43,120	207,687	(164,567)
Lord Abbett Bond Debenture Fund	130,798	452,688	(321,890)
Lord Abbett Growth and Income Fund	11,551	51,340	(39,789)
MFS® Growth Fund	865,321	1,806,265	(940,944)
MFS® Global Equity Fund	50,686	123,601	(72,915)
MFS® Investors Trust Fund	247,236	1,330,004	(1,082,768)
MFS® Mid Cap Growth Fund	702,242	904,651	(202,409)
MFS® New Discovery Fund	380,014	872,528	(492,514)
MFS® Total Return Fund	630,782	3,216,741	(2,585,959)
MFS® Value Fund	586,376	1,905,323	(1,318,947)
MFS® Total Return Bond Series	2,353,100	7,961,795	(5,608,695)
MFS® Research Fund	71,898	198,223	(126,325)
MFS® High Yield Portfolio	540,615	1,624,926	(1,084,311)
BlackRock Managed Volatility V.I. Fund	22,191,275	3,273,350	18,917,925
BlackRock Global Allocation V.I. Fund	2,458	75,192	(72,734)
BlackRock S&P 500 Index V.I. Fund	3,410,272	460,417	2,949,855
BlackRock Large Cap Focus Growth V.I. Fund	10,039	5,233	4,806
BlackRock Equity Dividend V.I. Fund	44,425	80,380	(35,955)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	981	4,303	(3,322)
Morgan Stanley VIF Growth Portfolio	6,909	21,957	(15,048)
Morgan Stanley VIF Mid Cap Growth Portfolio	65,180	194,646	(129,466)
Invesco V.I. American Value Fund	17,221	120,906	(103,685)
BlackRock Capital Appreciation V.I. Fund	31,547	83,294	(51,747)
Oppenheimer Capital Appreciation Fund/VA	6,533	30,074	(23,541)
Oppenheimer Global Fund/VA	39,496	172,932	(133,436)
Oppenheimer Main Street Fund®/VA	9,121	53,555	(44,434)
Oppenheimer Main Street Small Cap Fund/VA	37,526	129,160	(91,634)
Putnam VT Diversified Income Fund	144,818	496,896	(352,078)
Putnam VT Global Asset Allocation Fund	2,362	26,421	(24,059)
Putnam VT Growth Opportunities Fund	49,451	126,295	(76,844)
Putnam VT International Value Fund	5,503	14,280	(8,777)
Putnam VT International Equity Fund	24,380	45,508	(21,128)
Putnam VT Multi-Cap Core Fund	2,436	8,384	(5,948)
Putnam VT Small Cap Value Fund	11,446	23,756	(12,310)
Putnam VT Equity Income Fund	5,009	13,061	(8,052)
PIMCO All Asset Fund	2,919	28,269	(25,350)
PIMCO StocksPLUS® Global Portfolio	52,830	75,632	(22,802)
PIMCO Global Multi-Asset Managed Allocation Portfolio	1,376	6,168	(4,792)
Jennison 20/20 Focus Portfolio	—	13,236	(13,236)
Prudential Value Portfolio	—	13,683	(13,683)
Invesco V.I. Growth and Income Fund	44,103	230,912	(186,809)
Invesco V.I. Comstock Fund	1,072	8,342	(7,270)
Invesco V.I. American Franchise Fund	257,712	552,752	(295,040)
Invesco V.I. Mid Cap Growth Fund	118,330	144,871	(26,541)
Wells Fargo VT Index Asset Allocation Fund	127	33,213	(33,086)
Wells Fargo VT International Equity Fund	2,302	1,894	408
Wells Fargo VT Small Cap Growth Fund	24,714	85,778	(61,064)
Wells Fargo VT Discovery Fund	828	4,609	(3,781)
Wells Fargo VT Opportunity Fund	157	2,419	(2,262)
MFS® Core Equity Portfolio	110,171	262,268	(152,097)
MFS® Massachusetts Investors Growth Stock Portfolio	219,926	516,129	(296,203)
MFS® Research International Portfolio	207,839	335,466	(127,627)

++ See Note 7 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2019. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2019	217,965	$21.406970	to	$23.374017	$4,906,131	0.50%	to	1.50%	1.86%	to	1.96%	25.03%	to	26.29%
2018	295,213	$17.121085	to	$18.508409	$5,289,999	0.50%	to	1.50%	1.52%	to	1.52%	(10.63)%	to	(9.73)%
2017	320,096	$19.157140	to	$20.503245	$6,385,211	0.50%	to	1.50%	1.51%	to	1.51%	6.96%	to	8.03%
2016	377,878	$17.910544	to	$18.978389	$7,000,593	0.50%	to	1.50%	1.58%	to	1.60%	18.49%	to	19.68%
2015	487,884	$15.115798	to	$15.857703	$7,576,703	0.50%	to	1.50%	1.92%	to	1.95%	(5.45)%	to	(4.50)%
American Century VP Growth Fund
2019	67,339	$24.671989	to	$26.904514	$1,721,325	0.50%	to	1.50%	0.22%	to	0.26%	33.32%	to	34.66%
2018	82,983	$18.505544	to	$19.979572	$1,586,285	0.50%	to	1.50%	0.06%	to	0.24%	(3.05)%	to	(2.08)%
2017	96,302	$19.088573	to	$20.403866	$1,888,933	0.50%	to	1.50%	0.66%	to	0.68%	28.29%	to	29.58%
2016	133,564	$14.879553	to	$15.746759	$2,029,634	0.50%	to	1.50%	—%	to	—%	2.65%	to	3.68%
2015	155,353	$14.496026	to	$15.188202	$2,290,769	0.50%	to	1.50%	0.32%	to	0.33%	3.00%	to	4.03%
AB VPS Balanced Wealth Strategy Portfolio
2019	628,172	$19.840768	to	$23.044027	$10,239,777	0.50%	to	2.70%	2.32%	to	2.33%	15.06%	to	17.61%
2018	740,003	$17.244421	to	$19.593049	$10,501,991	0.50%	to	2.70%	1.69%	to	1.73%	(8.90)%	to	(6.88)%
2017	889,614	$18.929797	to	$21.039797	$13,609,388	0.50%	to	2.70%	1.75%	to	1.82%	12.54%	to	15.05%
2016	1,155,868	$16.819960	to	$18.288255	$15,497,279	0.50%	to	2.70%	1.74%	to	1.81%	1.66%	to	3.92%
2015	1,389,114	$16.545243	to	$17.598041	$18,074,476	0.50%	to	2.70%	—%	to	2.02%	(1.40)%	to	0.79%
AB VPS International Value Portfolio
2019	1,576,294	$13.258740	to	$14.919716	$12,313,762	0.50%	to	2.75%	0.63%	to	0.85%	13.62%	to	16.21%
2018	1,626,906	$11.668889	to	$12.838845	$11,094,279	0.50%	to	2.75%	1.10%	to	1.17%	(25.07)%	to	(23.36)%
2017	1,728,674	$15.572737	to	$16.752424	$15,503,500	0.50%	to	2.75%	1.95%	to	1.99%	21.70%	to	24.47%
2016	2,105,919	$12.795637	to	$13.458962	$15,267,094	0.50%	to	2.75%	1.06%	to	1.11%	(3.49)%	to	(1.29)%
2015	2,491,324	$13.258615	to	$13.635361	$18,382,324	0.50%	to	2.75%	2.36%	to	5.15%	(0.38)%	to	1.89%
AB VPS Small/Mid Cap Value Portfolio
2019	346,271	$32.073274	to	$34.753847	$8,423,325	0.50%	to	2.70%	0.31%	to	0.32%	16.71%	to	19.30%
2018	392,493	$27.480825	to	$29.689119	$8,058,446	0.30%	to	2.70%	—%	to	0.22%	(17.55)%	to	(15.55)%
2017	464,283	$33.331456	to	$35.155191	$11,506,064	0.30%	to	2.70%	—%	to	0.25%	9.84%	to	12.51%
2016	557,661	$30.344126	to	$31.245872	$12,301,333	0.30%	to	2.70%	0.02%	to	0.34%	21.47%	to	24.42%
2015	674,640	$24.980735	to	$25.113556	$11,933,197	0.30%	to	2.70%	0.48%	to	0.58%	(8.21)%	to	(5.98)%
AB VPS Value Portfolio+
2019	—	$14.659220	to	$19.576810	$—	0.85%	to	2.70%	1.20%	to	1.22%	9.63%	to	10.41%
2018	36,945	$13.277482	to	$17.856660	$471,871	0.85%	to	2.70%	0.56%	to	0.98%	(17.60)%	to	(16.06)%
2017	51,329	$15.818629	to	$21.671796	$797,561	0.85%	to	2.70%	1.10%	to	1.14%	10.28%	to	12.33%
2016	67,213	$14.081756	to	$19.652261	$925,544	0.85%	to	2.70%	1.45%	to	1.50%	8.32%	to	10.35%
2015	78,879	$12.761312	to	$18.142012	$980,991	0.85%	to	2.70%	1.11%	to	1.91%	(9.64)%	to	(7.96)%
AB VPS International Growth Portfolio
2019	125,738	$10.838230	to	$17.333346	$1,332,215	0.85%	to	2.70%	0.28%	to	0.29%	23.85%	to	26.15%
2018	162,358	$8.591215	to	$13.925454	$1,359,160	0.85%	to	2.75%	—%	to	0.37%	(19.84)%	to	(18.30)%
2017	199,219	$10.515292	to	$17.371337	$2,061,180	0.85%	to	2.75%	0.86%	to	0.94%	30.99%	to	33.49%
2016	221,876	$7.876919	to	$13.262018	$1,732,037	0.85%	to	2.75%	—%	to	—%	(9.59)%	to	(7.86)%
2015	322,032	$8.548528	to	$14.669159	$2,784,610	0.85%	to	2.75%	0.06%	to	0.06%	(4.83)%	to	(3.00)%
Invesco V.I. Value Opportunities Fund
2019	17,013,823	$2.279300	to	$25.710068	$33,109,911	0.85%	to	2.80%	0.23%	to	0.24%	27.01%	to	29.51%
2018	19,540,174	$1.759925	to	$20.241880	$29,626,076	0.85%	to	2.80%	0.31%	to	0.32%	(21.41)%	to	(19.86)%
2017	23,082,014	$2.196079	to	$25.756336	$44,043,927	0.85%	to	2.80%	0.39%	to	0.41%	14.20%	to	16.44%
2016	26,629,348	$1.885957	to	$22.554491	$44,106,929	0.85%	to	2.80%	0.41%	to	0.42%	15.07%	to	17.33%
2015	30,460,735	$1.607345	to	$19.600856	$43,215,959	0.85%	to	2.80%	2.59%	to	3.46%	(12.88)%	to	(11.16)%
Invesco V.I. Core Equity Fund
2019	3,994,880	$22.969659	to	$26.786554	$86,225,319	0.50%	to	2.80%	0.17%	to	0.94%	25.41%	to	28.02%
2018	4,755,831	$18.315957	to	$20.922989	$81,071,878	0.50%	to	2.80%	—%	to	0.88%	(11.90)%	to	(10.06)%
2017	5,494,225	$20.789462	to	$23.263545	$105,124,912	0.50%	to	2.80%	0.75%	to	0.99%	10.05%	to	12.31%
2016	6,343,788	$18.890714	to	$21.026178	$109,177,236	0.30%	to	2.80%	—%	to	0.75%	7.22%	to	9.69%
2015	7,623,806	$17.618820	to	$19.168832	$121,117,852	0.30%	to	2.80%	0.92%	to	1.85%	(8.37)%	to	(6.28)%
Invesco V.I. Government Securities Fund
2019	112,063,027	$1.576383	to	$9.908485	$152,304,300	0.85%	to	2.80%	2.53%	to	2.60%	3.14%	to	5.18%
2018	127,267,718	$1.498812	to	$9.606402	$165,985,376	0.85%	to	2.80%	1.92%	to	2.15%	(2.22)%	to	(0.29)%
2017	144,660,796	$1.503200	to	$9.824279	$190,728,662	0.85%	to	2.80%	1.72%	to	2.11%	(0.86)%	to	1.09%
2016	163,643,197	$1.486940	to	$9.909381	$214,989,740	0.85%	to	2.80%	2.06%	to	2.21%	(1.57)%	to	0.37%
2015	183,026,680	$1.481433	to	$10.067115	$241,730,755	0.85%	to	2.80%	2.20%	to	2.21%	(2.43)%	to	(0.50)%
Invesco V.I. High Yield Fund ++
2019	1,836	$13.218851	to	$13.631880	$24,791	1.65%	to	2.00%	5.82%	to	5.89%	11.26%	to	11.65%
2018	1,910	$11.880841	to	$12.209262	$23,116	1.65%	to	2.00%	2.11%	to	5.05%	(5.27)%	to	(4.93)%
2017	5,709	$12.541308	to	$12.842945	$73,126	1.65%	to	2.00%	4.02%	to	4.05%	4.19%	to	4.56%
2016	5,787	$12.036387	to	$12.282814	$70,923	1.65%	to	2.00%	4.13%	to	4.19%	9.01%	to	9.39%
2015	6,094	$11.041477	to	$11.228189	$68,302	1.65%	to	2.00%	5.25%	to	5.37%	(5.08)%	to	(4.75)%
Invesco V.I. International Growth Fund
2019	21,719,116	$20.079731	to	$21.857569	$90,790,929	0.30%	to	2.80%	1.24%	to	1.56%	25.03%	to	27.85%
2018	26,398,332	$16.060392	to	$17.095661	$87,725,467	0.30%	to	2.80%	1.53%	to	2.14%	(17.32)%	to	(15.46)%
2017	28,899,429	$19.425716	to	$20.221611	$113,514,536	0.30%	to	2.80%	1.13%	to	1.44%	19.61%	to	22.36%
2016	34,630,228	$16.241116	to	$16.526576	$112,985,260	0.30%	to	2.80%	0.95%	to	1.39%	(3.20)%	to	(0.99)%
2015	39,754,892	$16.692558	to	$16.778451	$131,609,274	0.30%	to	2.80%	0.63%	to	1.81%	(5.04)%	to	(2.91)%
Invesco V.I. Mid Cap Core Equity Fund
2019	29,594,363	$21.722629	to	$24.909576	$88,269,067	0.50%	to	2.80%	0.20%	to	0.41%	21.82%	to	24.41%
2018	35,140,720	$17.831447	to	$20.021477	$85,000,806	0.50%	to	2.80%	0.10%	to	0.51%	(13.80)%	to	(12.04)%
2017	39,924,474	$20.685989	to	$22.762061	$110,933,838	0.50%	to	2.80%	0.31%	to	0.49%	11.75%	to	14.08%
2016	46,659,005	$18.511422	to	$20.254163	$114,750,629	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
2015	52,984,118	$16.782407	to	$17.952080	$116,893,551	0.30%	to	2.80%	—%	to	0.54%	(6.68)%	to	(4.57)%
Invesco V.I. Small Cap Equity Fund
2019	2,203,192	$24.738082	to	$29.265634	$54,897,538	0.30%	to	2.80%	—%	to	—%	23.11%	to	25.94%
2018	2,543,803	$20.094666	to	$23.237086	$51,112,034	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
2017	2,903,756	$24.335556	to	$27.508052	$69,706,636	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
2016	3,431,554	$21.942004	to	$24.260672	$73,362,150	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
2015	3,991,186	$20.135646	to	$21.757791	$77,353,213	0.30%	to	2.80%	—%	to	—%	(8.13)%	to	(6.02)%
Invesco V.I. Balanced Risk Allocation Fund
2019	502,491	$12.995732	to	$16.048355	$7,265,234	0.30%	to	2.70%	—%	to	—%	11.82%	to	14.54%
2018	632,501	$11.621739	to	$13.794728	$8,103,412	0.50%	to	2.70%	1.32%	to	1.32%	(9.20)%	to	(7.18)%
2017	766,620	$12.798882	to	$14.861220	$10,680,721	0.50%	to	2.70%	3.56%	to	3.80%	6.91%	to	9.28%
2016	915,712	$11.972025	to	$13.757138	$11,768,580	0.30%	to	2.70%	0.19%	to	0.19%	8.55%	to	11.18%
2015	1,022,773	$11.029509	to	$12.255624	$11,957,046	0.50%	to	2.70%	4.15%	to	4.15%	(6.95)%	to	(4.88)%
Invesco V.I. Diversified Dividend Fund
2019	7,293	$19.901129	to	$22.018320	$151,389	1.35%	to	2.50%	2.11%	to	2.72%	21.69%	to	23.10%
2018	9,413	$16.353553	to	$17.886510	$160,692	1.35%	to	2.50%	1.27%	to	1.85%	(10.09)%	to	(9.05)%
2017	14,792	$18.188913	to	$19.666272	$280,816	1.35%	to	2.50%	0.47%	to	1.37%	5.67%	to	6.89%
2016	16,894	$17.212579	to	$18.397906	$302,253	1.35%	to	2.50%	1.07%	to	1.15%	11.71%	to	13.00%
2015	14,746	$15.408296	to	$16.281129	$234,167	1.35%	to	2.50%	1.11%	to	1.43%	(0.70)%	to	0.45%
Invesco V.I. Government Money Market Fund
2019	10,076,214	$8.664829	to	$10.216489	$93,646,341	0.30%	to	2.80%	1.89%	to	2.01%	(0.92)%	to	1.59%
2018	12,335,612	$8.744946	to	$10.056362	$114,197,424	0.30%	to	2.80%	0.07%	to	1.52%	(1.25)%	to	1.25%
2017	12,073,673	$8.876326	to	$9.932618	$112,207,073	0.30%	to	2.75%	0.52%	to	0.59%	(2.16)%	to	0.26%
2016	14,056,046	$9.056470	to	$9.906673	$132,108,464	0.30%	to	2.80%	—%	to	0.08%	(2.67)%	to	(0.20)%
2015	16,822,793	$9.316811	to	$9.875737	$160,770,547	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
American Century VP Mid Cap Value Fund
2019	38,899	$22.738331	to	$24.857624	$929,799	0.50%	to	1.50%	1.89%	to	1.92%	27.07%	to	28.35%
2018	40,624	$17.893636	to	$19.367050	$760,665	0.50%	to	1.50%	1.25%	to	1.27%	(14.26)%	to	(13.40)%
2017	47,397	$20.869222	to	$22.362747	$1,030,394	0.50%	to	1.50%	1.31%	to	1.42%	9.81%	to	10.91%
2016	52,510	$19.005120	to	$20.402576	$1,033,246	0.30%	to	1.50%	0.68%	to	1.47%	20.89%	to	22.35%
2015	44,291	$15.720890	to	$16.675655	$716,584	0.30%	to	1.50%	1.49%	to	1.50%	(3.05)%	to	(1.87)%
AB VPS Growth and Income Portfolio+
2019	33,330	$10.929310	to	$11.100020	$367,948	0.85%	to	2.70%	1.02%	to	1.21%	9.29%	to	11.00%
American Funds Global Bond Fund
2019	4,851,360	$10.473324	to	$11.123236	$61,195,128	0.50%	to	2.80%	1.33%	to	1.57%	4.79%	to	7.00%
2018	5,620,115	$9.788153	to	$10.614502	$66,971,331	0.50%	to	2.80%	1.83%	to	2.30%	(4.06)%	to	(2.10)%
2017	6,241,749	$9.998043	to	$11.063204	$76,527,683	0.50%	to	2.80%	0.36%	to	0.64%	(0.02)%	to	3.90%
2016	6,012,338	$10.647519	to	$11.578507	$72,264,696	0.65%	to	2.80%	0.53%	to	0.55%	(0.12)%	to	2.05%
2015	6,995,613	$10.660491	to	$11.346048	$83,353,312	0.65%	to	2.80%	0.05%	to	0.05%	(6.72)%	to	(4.69)%
American Funds Global Growth and Income Fund
2019	8,729,004	$12.505852	to	$27.748187	$167,704,947	0.30%	to	2.80%	1.82%	to	1.87%	27.52%	to	30.34%
2018	10,304,658	$9.594819	to	$21.759494	$153,644,023	0.30%	to	2.80%	1.49%	to	2.10%	(12.13)%	to	(10.16)%
2017	12,007,007	$10.679784	to	$24.762218	$200,823,377	0.30%	to	2.80%	1.83%	to	2.07%	6.80%	to	22.59%
2016	11,176,644	$20.199758	to	$20.631414	$164,500,263	0.65%	to	2.80%	1.75%	to	1.87%	4.38%	to	6.65%
2015	13,110,986	$19.344990	to	$19.351769	$182,895,707	0.65%	to	2.80%	1.33%	to	1.92%	(4.07)%	to	(1.98)%
American Funds Asset Allocation Fund
2019	23,156,079	$11.928983	to	$24.100232	$566,177,064	0.50%	to	2.80%	1.18%	to	1.84%	17.88%	to	20.32%
2018	26,205,558	$9.942529	to	$20.443889	$536,366,677	0.30%	to	2.80%	—%	to	1.62%	(7.24)%	to	(5.12)%
2017	29,622,457	$10.478833	to	$22.039431	$646,846,987	0.30%	to	2.80%	1.06%	to	1.49%	4.79%	to	13.02%
2016	30,714,165	$19.500036	to	$21.401229	$615,841,369	0.65%	to	2.80%	1.63%	to	1.63%	6.39%	to	8.70%
2015	35,447,211	$18.328943	to	$19.688160	$662,185,767	0.65%	to	2.80%	1.51%	to	1.63%	(1.40)%	to	0.74%
American Funds Blue Chip Income and Growth Fund
2019	144,266,897	$11.971410	to	$28.325310	$355,231,097	0.30%	to	2.80%	—%	to	2.07%	18.03%	to	20.67%
2018	166,365,386	$9.920577	to	$23.998900	$343,938,518	0.30%	to	2.80%	—%	to	1.91%	(11.18)%	to	(9.19)%
2017	192,383,937	$10.915463	to	$27.019907	$444,164,415	0.50%	to	2.80%	1.53%	to	2.32%	9.15%	to	13.81%
2016	223,989,200	$23.741193	to	$26.532294	$424,290,310	0.65%	to	2.80%	1.90%	to	2.14%	15.42%	to	17.93%
2015	254,241,673	$20.568725	to	$22.498131	$412,227,632	0.65%	to	2.80%	1.84%	to	1.85%	(5.61)%	to	(3.56)%
American Funds Bond Fund
2019	37,063,700	$10.788013	to	$12.198508	$565,041,589	0.30%	to	2.80%	1.75%	to	2.57%	6.34%	to	8.75%
2018	39,729,010	$9.919595	to	$11.471362	$560,828,893	0.30%	to	2.80%	1.95%	to	2.34%	(3.45)%	to	(1.18)%
2017	45,395,249	$10.029764	to	$11.881812	$655,757,093	0.50%	to	2.80%	1.43%	to	2.12%	0.30%	to	0.80%
2016	37,622,843	$11.787218	to	$12.807547	$581,920,132	0.65%	to	2.80%	1.61%	to	1.82%	0.10%	to	2.28%
2015	41,707,585	$11.775228	to	$12.522379	$636,445,614	0.65%	to	2.80%	1.53%	to	1.70%	(2.49)%	to	(0.38)%
American Funds Global Growth Fund
2019	7,429,510	$13.019155	to	$31.847295	$215,164,656	0.30%	to	2.80%	0.10%	to	0.98%	31.54%	to	34.47%
2018	8,694,374	$9.681804	to	$24.210580	$189,532,658	0.30%	to	2.80%	—%	to	0.66%	(11.56)%	to	(9.51)%
2017	9,919,412	$10.690165	to	$27.374033	$241,148,675	0.50%	to	2.80%	0.48%	to	0.72%	6.90%	to	27.84%
2016	9,645,931	$21.095554	to	$21.412322	$199,082,119	0.65%	to	2.80%	0.89%	to	0.98%	(2.16)%	to	(0.03)%
2015	11,697,171	$21.102098	to	$21.884394	$243,330,240	0.65%	to	2.80%	0.98%	to	1.00%	3.98%	to	6.24%
American Funds Growth Fund
2019	51,000,801	$13.837838	to	$39.157035	$1,371,182,846	0.30%	to	2.80%	0.57%	to	0.71%	27.16%	to	30.05%
2018	60,010,279	$10.640480	to	$30.792652	$1,251,103,962	0.30%	to	2.80%	0.15%	to	0.42%	(3.00)%	to	(0.80)%
2017	70,312,303	$10.726522	to	$31.745880	$1,490,487,512	0.30%	to	2.80%	0.35%	to	0.49%	7.27%	to	24.75%
2016	62,485,415	$25.447295	to	$26.005317	$1,217,435,416	0.65%	to	2.80%	0.73%	to	0.80%	6.47%	to	8.78%
2015	74,103,321	$23.902017	to	$23.906739	$1,343,454,104	0.65%	to	2.80%	0.58%	to	0.61%	3.91%	to	6.17%
American Funds Growth-Income Fund
2019	43,821,658	$13.272731	to	$32.242598	$1,243,617,158	0.30%	to	2.80%	0.54%	to	1.58%	22.65%	to	25.48%
2018	50,717,703	$10.577822	to	$26.287348	$1,159,525,902	0.30%	to	2.80%	0.07%	to	1.32%	(4.50)%	to	(2.35)%
2017	59,038,124	$10.832443	to	$27.525937	$1,396,827,005	0.30%	to	2.80%	1.03%	to	1.44%	8.32%	to	19.00%
2016	57,283,146	$23.130093	to	$24.880536	$1,249,416,840	0.65%	to	2.80%	1.44%	to	1.56%	8.44%	to	10.80%
2015	67,483,085	$21.329406	to	$22.455693	$1,343,073,267	0.65%	to	2.80%	1.29%	to	1.31%	(1.35)%	to	0.80%
American Funds International Fund
2019	20,391,196	$11.319229	to	$20.312988	$337,219,110	0.30%	to	2.80%	1.08%	to	1.26%	19.49%	to	22.30%
2018	23,715,497	$9.255268	to	$16.999775	$324,664,175	0.30%	to	2.80%	1.17%	to	1.68%	(15.53)%	to	(13.67)%
2017	26,072,803	$10.720462	to	$20.126051	$419,068,069	0.30%	to	2.80%	1.12%	to	1.31%	7.20%	to	28.50%
2016	19,010,254	$15.062261	to	$15.662360	$284,007,792	0.65%	to	2.80%	1.24%	to	1.25%	0.67%	to	2.86%
2015	21,936,590	$14.643275	to	$15.557561	$322,137,950	0.65%	to	2.80%	1.22%	to	1.46%	(7.16)%	to	(5.14)%
American Funds New World Fund
2019	3,634,115	$11.945320	to	$20.713392	$100,053,342	0.30%	to	2.80%	—%	to	0.88%	25.58%	to	28.43%
2018	4,332,865	$9.301084	to	$16.494279	$93,536,362	0.30%	to	2.80%	0.21%	to	0.93%	(16.41)%	to	(14.51)%
2017	5,096,826	$10.879165	to	$19.733185	$130,777,921	0.30%	to	2.80%	0.77%	to	0.86%	8.79%	to	25.87%
2016	4,048,215	$14.854052	to	$15.677068	$100,940,043	0.65%	to	2.80%	0.74%	to	0.88%	2.35%	to	4.58%
2015	4,720,908	$14.204159	to	$15.316919	$113,909,236	0.65%	to	2.80%	0.51%	to	0.57%	(5.82)%	to	(3.77)%
American Funds Global Small Capitalization Fund
2019	5,655,203	$12.685349	to	$29.150643	$136,661,707	0.30%	to	2.80%	—%	to	0.16%	27.89%	to	30.85%
2018	6,678,822	$9.694514	to	$22.793980	$123,863,378	0.30%	to	2.80%	—%	to	0.08%	(13.02)%	to	(11.07)%
2017	7,574,123	$10.901655	to	$26.205876	$159,244,824	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
2016	5,746,511	$18.971796	to	$21.406541	$123,282,848	0.65%	to	2.80%	0.23%	to	0.25%	(0.72)%	to	1.44%
2015	6,952,345	$18.703056	to	$21.561959	$148,360,655	0.65%	to	2.80%	—%	to	—%	(2.50)%	to	(0.38)%
Wells Fargo VT Omega Growth Fund
2019	25,237	$31.193708	to	$34.774531	$821,976	1.35%	to	2.50%	—%	to	—%	33.67%	to	35.21%
2018	32,371	$23.337095	to	$25.719009	$781,216	1.35%	to	2.50%	—%	to	—%	(2.20)%	to	(1.07)%
2017	39,818	$23.862098	to	$25.996768	$977,174	1.35%	to	2.50%	0.01%	to	0.01%	31.28%	to	32.79%
2016	36,279	$18.176955	to	$19.576908	$679,238	1.35%	to	2.50%	—%	to	—%	(1.96)%	to	(0.83)%
2015	45,278	$18.541240	to	$19.740818	$862,511	1.35%	to	2.50%	—%	to	—%	(1.16)%	to	(0.01)%
Fidelity® VIP Growth Portfolio
2019	308,581	$28.337613	to	$39.375002	$8,323,589	0.85%	to	2.75%	0.05%	to	0.06%	30.34%	to	32.84%
2018	344,364	$21.331730	to	$30.208767	$7,208,009	0.85%	to	2.75%	0.03%	to	0.04%	(3.13)%	to	(1.27)%
2017	332,885	$21.607217	to	$31.186229	$7,127,386	0.85%	to	2.75%	0.01%	to	0.09%	31.16%	to	33.68%
2016	304,106	$16.163987	to	$23.776883	$4,807,498	0.85%	to	2.75%	—%	to	—%	(2.18)%	to	(0.30)%
2015	396,131	$16.212806	to	$24.306204	$6,307,600	0.85%	to	2.75%	0.01%	to	0.03%	4.00%	to	6.00%
Fidelity® VIP Contrafund® Portfolio
2019	2,008,837	$31.807540	to	$37.598764	$51,135,456	0.30%	to	2.75%	—%	to	0.22%	27.71%	to	30.88%
2018	2,462,778	$24.905161	to	$28.727338	$48,940,346	0.30%	to	2.75%	0.14%	to	0.43%	(9.17)%	to	(6.92)%
2017	2,833,361	$27.420725	to	$30.862825	$61,032,652	0.30%	to	2.75%	0.49%	to	0.78%	18.29%	to	21.22%
2016	3,446,886	$23.180801	to	$25.459673	$61,582,760	0.30%	to	2.75%	—%	to	0.63%	4.81%	to	7.41%
2015	4,234,166	$22.117416	to	$23.703842	$71,037,540	0.30%	to	2.75%	0.72%	to	1.08%	(2.31)%	to	0.11%
Fidelity® VIP Mid Cap Portfolio
2019	1,657,431	$28.559485	to	$31.203547	$35,292,931	0.30%	to	2.75%	0.69%	to	0.70%	19.83%	to	22.80%
2018	1,846,519	$23.833056	to	$25.409405	$32,491,587	0.30%	to	2.75%	0.38%	to	0.52%	(17.09)%	to	(15.03)%
2017	2,170,961	$28.744400	to	$29.903032	$45,581,416	0.30%	to	2.75%	0.37%	to	0.48%	17.27%	to	20.18%
2016	2,617,830	$24.511615	to	$24.882901	$46,084,251	0.30%	to	2.75%	0.32%	to	0.33%	8.89%	to	11.59%
2015	3,237,684	$22.298947	to	$22.510998	$51,691,751	0.30%	to	2.75%	0.23%	to	0.30%	(4.30)%	to	(1.92)%
Fidelity® VIP Value Strategies Portfolio
2019	63,955	$21.681228	to	$36.584116	$1,393,186	0.85%	to	2.40%	1.37%	to	1.43%	30.92%	to	32.96%
2018	79,732	$16.306147	to	$27.110179	$1,295,422	0.85%	to	2.70%	0.28%	to	0.71%	(19.70)%	to	(18.20)%
2017	100,333	$19.933332	to	$33.760175	$2,017,527	0.85%	to	2.70%	0.62%	to	1.27%	15.91%	to	18.08%
2016	133,462	$16.881624	to	$29.125133	$2,288,094	0.85%	to	2.70%	0.91%	to	0.97%	6.36%	to	8.35%
2015	204,157	$15.581038	to	$27.383313	$3,176,777	0.85%	to	2.70%	0.82%	to	0.90%	(5.77)%	to	(4.01)%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2019	78,281	$26.886246	to	$36.014225	$2,049,350	0.85%	to	2.70%	0.16%	to	0.38%	26.36%	to	28.72%
2018	107,907	$20.886845	to	$28.500314	$2,186,819	0.85%	to	2.70%	0.33%	to	0.33%	(7.70)%	to	(5.97)%
2017	115,614	$22.432813	to	$30.876583	$2,518,380	0.75%	to	2.70%	0.29%	to	0.77%	20.21%	to	22.58%
2016	148,903	$18.300731	to	$25.684843	$2,632,250	0.75%	to	2.70%	0.73%	to	0.74%	(0.08)%	to	1.89%
2015	234,125	$17.960896	to	$25.704296	$4,032,502	0.75%	to	2.70%	0.59%	to	0.60%	(1.67)%	to	0.27%
Fidelity® VIP Strategic Income Portfolio
2019	64,987	$12.735981	to	$17.414673	$1,055,729	0.30%	to	1.50%	(0.01)%	to	0.71%	9.01%	to	10.32%
2018	107,119	$11.683507	to	$15.785044	$1,477,624	0.30%	to	1.50%	2.53%	to	3.32%	(4.27)%	to	(3.11)%
2017	122,694	$12.204593	to	$16.292343	$1,766,495	0.30%	to	1.50%	2.99%	to	3.00%	5.94%	to	7.22%
2016	107,284	$11.519829	to	$14.968580	$1,422,291	0.50%	to	1.50%	3.38%	to	8.18%	6.41%	to	7.48%
2015	84,222	$10.825956	to	$13.927036	$1,080,696	0.50%	to	1.50%	2.43%	to	2.56%	(3.40)%	to	(2.42)%
Franklin Rising Dividends VIP Fund
2019	10,150,461	$29.934183	to	$37.859431	$341,912,010	0.30%	to	2.80%	1.14%	to	1.25%	25.66%	to	28.77%
2018	11,957,652	$23.820835	to	$29.400711	$317,633,896	0.30%	to	2.80%	—%	to	1.23%	(7.70)%	to	(5.45)%
2017	14,009,676	$25.807302	to	$31.095051	$399,111,952	0.30%	to	2.80%	1.33%	to	1.61%	17.23%	to	20.04%
2016	16,623,896	$22.014024	to	$25.903195	$399,706,589	0.30%	to	2.80%	0.85%	to	1.01%	12.84%	to	15.59%
2015	19,627,341	$19.509293	to	$22.410058	$414,023,269	0.30%	to	2.80%	1.44%	to	1.47%	(6.31)%	to	(4.04)%
Franklin Income VIP Fund
2019	21,159,503	$21.302460	to	$22.560764	$483,728,461	0.50%	to	2.80%	5.42%	to	6.06%	12.85%	to	15.47%
2018	24,236,716	$18.876011	to	$19.913326	$485,208,905	0.30%	to	2.80%	—%	to	5.00%	(6.95)%	to	(4.70)%
2017	28,538,059	$20.285231	to	$20.895917	$606,827,557	0.30%	to	2.80%	4.21%	to	8.01%	6.65%	to	9.22%
2016	33,949,625	$19.021188	to	$19.131689	$669,321,675	0.30%	to	2.80%	4.34%	to	10.13%	10.88%	to	13.53%
2015	40,775,427	$16.851996	to	$17.155407	$716,791,811	0.30%	to	2.80%	4.43%	to	4.60%	(9.62)%	to	(7.42)%
Franklin Large Cap Growth VIP Fund
2019	2,109,124	$30.459066	to	$30.974741	$55,208,343	0.85%	to	2.80%	—%	to	—%	30.86%	to	33.44%
2018	2,449,726	$23.212650	to	$23.275572	$48,563,075	0.85%	to	2.80%	—%	to	—%	(4.19)%	to	(2.30)%
2017	2,939,730	$23.759455	to	$24.293354	$60,185,340	0.85%	to	2.80%	0.46%	to	0.61%	24.57%	to	27.02%
2016	3,376,113	$18.704876	to	$19.501475	$55,050,262	0.85%	to	2.80%	—%	to	—%	(4.50)%	to	(2.62)%
2015	4,315,235	$19.208827	to	$20.421344	$72,753,062	0.85%	to	2.80%	0.27%	to	0.27%	2.71%	to	4.73%
Franklin Global Real Estate VIP Fund
2019	142,301	$20.391204	to	$35.279198	$3,807,359	0.95%	to	2.65%	—%	to	2.63%	19.17%	to	21.22%
2018	172,374	$16.853118	to	$29.104006	$3,796,411	0.95%	to	2.80%	—%	to	2.64%	(9.35)%	to	(7.66)%
2017	208,226	$18.591557	to	$31.517252	$4,998,111	0.95%	to	2.80%	3.01%	to	3.18%	7.42%	to	9.43%
2016	240,880	$17.306622	to	$28.801366	$5,290,790	0.95%	to	2.80%	—%	to	1.17%	(2.23)%	to	(0.41)%
2015	270,095	$17.701964	to	$28.919703	$6,008,852	0.95%	to	2.80%	3.12%	to	3.18%	(2.21)%	to	(0.38)%
Franklin Small-Mid Cap Growth VIP Fund
2019	5,493,379	$32.457390	to	$36.803193	$121,802,759	0.30%	to	2.80%	—%	to	—%	27.81%	to	30.87%
2018	6,485,817	$25.395749	to	$28.121593	$111,371,499	0.30%	to	2.80%	—%	to	—%	(7.99)%	to	(5.74)%
2017	7,468,122	$27.599807	to	$29.834508	$137,382,495	0.30%	to	2.80%	—%	to	—%	18.05%	to	20.94%
2016	8,821,024	$23.380067	to	$24.668667	$136,352,797	0.30%	to	2.80%	—%	to	—%	1.29%	to	3.72%
2015	10,438,844	$23.081525	to	$23.783036	$157,452,312	0.30%	to	2.80%	—%	to	—%	(5.35)%	to	(3.06)%
Franklin Small Cap Value VIP Fund
2019	2,268,542	$29.819901	to	$34.942097	$45,900,609	0.30%	to	2.75%	0.76%	to	1.01%	22.92%	to	25.85%
2018	2,647,976	$24.259372	to	$27.764714	$43,119,544	0.30%	to	2.75%	0.05%	to	0.87%	(15.24)%	to	(13.27)%
2017	3,080,722	$28.621801	to	$32.012289	$58,630,176	0.30%	to	2.75%	0.04%	to	0.67%	7.65%	to	10.23%
2016	3,800,291	$26.587670	to	$29.040831	$66,275,531	0.30%	to	2.75%	0.46%	to	0.66%	26.66%	to	29.73%
2015	3,650,059	$20.991766	to	$22.385491	$50,212,815	0.30%	to	2.75%	0.09%	to	0.89%	(9.90)%	to	(7.80)%
Franklin Strategic Income VIP Fund
2019	10,906,278	$15.440780	to	$16.578242	$213,860,882	0.30%	to	2.80%	5.04%	to	5.51%	5.41%	to	7.61%
2018	12,546,657	$14.647895	to	$15.405700	$230,150,851	0.30%	to	2.80%	2.18%	to	3.07%	(4.62)%	to	(2.53)%
2017	14,549,002	$15.357547	to	$15.805359	$277,263,838	0.30%	to	2.80%	2.69%	to	3.09%	1.85%	to	4.15%
2016	16,575,714	$15.079310	to	$15.175713	$307,649,697	0.30%	to	2.80%	3.21%	to	3.21%	5.26%	to	7.54%
2015	19,935,188	$14.111690	to	$14.325250	$347,847,567	0.30%	to	2.80%	6.11%	to	6.59%	(6.28)%	to	(4.26)%
Franklin Mutual Shares VIP Fund
2019	16,452,736	$22.008085	to	$26.552413	$394,139,465	0.30%	to	2.80%	1.76%	to	1.85%	19.19%	to	22.07%
2018	19,198,031	$18.464947	to	$21.751800	$381,757,499	0.30%	to	2.80%	2.24%	to	2.32%	(11.58)%	to	(9.43)%
2017	22,437,624	$20.882885	to	$24.016641	$498,668,499	0.30%	to	2.80%	1.60%	to	2.17%	5.36%	to	7.93%
2016	26,236,946	$19.821188	to	$22.252692	$546,352,159	0.30%	to	2.80%	2.10%	to	3.48%	12.85%	to	15.59%
2015	31,289,744	$17.563602	to	$19.250716	$569,611,868	0.30%	to	2.80%	2.83%	to	3.05%	(7.56)%	to	(5.33)%
Templeton Developing Markets VIP Fund
2019	1,708,196	$11.526961	to	$19.509720	$40,186,810	0.75%	to	2.80%	0.85%	to	1.21%	23.41%	to	25.54%
2018	1,984,393	$9.181585	to	$15.808248	$37,227,696	0.75%	to	2.80%	0.77%	to	1.10%	(17.78)%	to	(16.44)%
2017	2,409,893	$10.988310	to	$19.226779	$54,805,799	0.75%	to	2.80%	0.82%	to	0.83%	36.77%	to	39.26%
2016	2,745,982	$7.890648	to	$14.057444	$44,835,464	0.75%	to	2.80%	0.64%	to	1.08%	14.54%	to	16.44%
2015	3,077,756	$6.776297	to	$12.272687	$42,699,194	0.75%	to	2.80%	1.80%	to	2.47%	(21.65)%	to	(20.30)%
Templeton Foreign VIP Fund
2019	10,962,095	$15.008576	to	$16.775065	$147,918,407	0.30%	to	2.80%	1.34%	to	1.72%	9.42%	to	12.16%
2018	11,940,926	$13.716230	to	$14.956769	$145,794,147	0.30%	to	2.80%	1.80%	to	2.66%	(17.78)%	to	(15.79)%
2017	12,756,762	$16.682072	to	$17.761339	$187,462,676	0.30%	to	2.80%	1.03%	to	2.82%	13.47%	to	16.27%
2016	14,926,905	$14.701483	to	$15.275854	$190,816,473	0.30%	to	2.80%	1.63%	to	1.95%	4.22%	to	6.77%
2015	17,288,950	$14.106765	to	$14.307226	$209,657,204	0.30%	to	2.80%	2.09%	to	3.24%	(9.08)%	to	(6.93)%
Templeton Growth VIP Fund
2019	7,943,769	$18.742523	to	$21.378475	$134,621,942	0.50%	to	2.80%	2.71%	to	2.77%	11.98%	to	14.39%
2018	9,138,860	$16.738119	to	$18.688430	$137,083,857	0.50%	to	2.80%	1.98%	to	1.99%	(17.20)%	to	(15.31)%
2017	10,606,309	$20.215726	to	$22.065681	$189,772,954	0.50%	to	2.80%	1.45%	to	1.61%	15.23%	to	17.79%
2016	12,771,580	$17.543805	to	$18.733633	$195,538,651	0.50%	to	2.80%	1.54%	to	1.91%	6.59%	to	8.92%
2015	15,212,313	$16.458720	to	$17.199491	$216,171,880	0.50%	to	2.80%	2.39%	to	2.67%	(9.07)%	to	(7.01)%
Franklin Mutual Global Discovery VIP Fund
2019	5,469,708	$19.798818	to	$22.985609	$162,335,851	0.50%	to	2.80%	1.35%	to	1.62%	20.93%	to	23.66%
2018	6,444,802	$16.371480	to	$18.944755	$156,498,730	0.30%	to	2.80%	—%	to	2.66%	(13.67)%	to	(11.57)%
2017	7,598,510	$18.963990	to	$21.424104	$210,755,251	0.30%	to	2.80%	—%	to	2.03%	5.60%	to	8.18%
2016	8,749,935	$17.958351	to	$19.804647	$227,709,995	0.30%	to	2.80%	0.02%	to	1.63%	9.08%	to	11.68%
2015	10,580,504	$16.463719	to	$17.732712	$249,448,913	0.30%	to	2.80%	2.61%	to	2.78%	(6.31)%	to	(4.03)%
Franklin Flex Cap Growth VIP Fund
2019	1,054,205	$30.256268	to	$36.223168	$27,111,373	0.30%	to	2.75%	—%	to	—%	27.61%	to	30.63%
2018	1,293,208	$23.710450	to	$27.728948	$25,851,878	0.30%	to	2.75%	—%	to	—%	0.34%	to	2.79%
2017	1,155,409	$23.630633	to	$26.977144	$22,759,157	0.30%	to	2.75%	—%	to	—%	23.50%	to	26.41%
2016	1,418,488	$19.134239	to	$21.023945	$22,402,487	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
2015	1,789,660	$20.252735	to	$21.778839	$29,564,063	0.50%	to	2.75%	—%	to	—%	1.53%	to	3.80%

Templeton Global Bond VIP Fund
2019	2,409,606	$13.023897	to	$14.932338	$32,981,409	0.30%	to	2.75%	3.87%	to	6.83%	(0.91)%	to	1.55%
2018	2,813,144	$13.143033	to	$14.704197	$38,345,933	0.30%	to	2.75%	—%	to	—%	(0.87)%	to	1.59%
2017	3,470,775	$13.258132	to	$14.473838	$47,195,841	0.30%	to	2.75%	—%	to	—%	(1.00)%	to	1.46%
2016	3,978,351	$13.391947	to	$14.266090	$53,896,474	0.30%	to	2.75%	—%	to	—%	0.08%	to	2.56%
2015	4,718,501	$13.381345	to	$13.909852	$62,842,788	0.30%	to	2.75%	7.45%	to	9.62%	(6.99)%	to	(4.68)%
Hartford Balanced HLS Fund
2019	760,872	$21.164966	to	$24.249355	$15,115,177	0.75%	to	2.75%	—%	to	1.97%	19.47%	to	21.88%
2018	844,134	$17.365466	to	$20.297980	$13,888,152	0.75%	to	2.75%	1.27%	to	2.02%	(7.81)%	to	(5.95)%
2017	1,009,281	$18.463892	to	$22.018140	$17,409,773	0.75%	to	2.75%	2.08%	to	2.41%	12.46%	to	14.73%
2016	986,472	$16.093710	to	$19.579225	$14,912,187	0.75%	to	2.75%	2.74%	to	2.83%	3.16%	to	5.24%
2015	1,065,609	$15.291803	to	$19.046884	$15,451,065	0.75%	to	2.70%	1.90%	to	3.63%	(2.49)%	to	(0.57)%

Hartford Total Return Bond HLS Fund
2019	23,918,067	$13.498558	to	$16.128537	$331,007,722	0.30%	to	2.75%	3.81%	to	3.96%	7.65%	to	10.32%
2018	27,940,339	$12.539261	to	$14.619820	$354,652,251	0.30%	to	2.75%	3.96%	to	3.96%	(3.50)%	to	(1.10)%
2017	32,000,872	$12.993794	to	$14.783073	$415,178,451	0.30%	to	2.75%	2.48%	to	3.07%	2.31%	to	4.84%
2016	34,316,558	$12.700874	to	$14.100157	$428,905,117	0.30%	to	2.75%	2.54%	to	2.60%	1.66%	to	4.18%
2015	39,375,169	$12.493519	to	$13.534310	$477,127,747	0.30%	to	2.75%	2.64%	to	3.28%	(3.28)%	to	(0.88)%
Hartford Capital Appreciation HLS Fund
2019	13,511,833	$32.571271	to	$35.428709	$299,528,244	0.30%	to	2.75%	1.16%	to	1.22%	27.72%	to	30.89%
2018	15,941,263	$25.501961	to	$27.068075	$273,100,447	0.30%	to	2.75%	0.92%	to	0.92%	(9.48)%	to	(7.24)%
2017	19,295,231	$28.173404	to	$29.179248	$360,299,836	0.30%	to	2.75%	0.73%	to	1.18%	18.83%	to	21.77%
2016	23,607,077	$23.709489	to	$23.962093	$365,083,148	0.30%	to	2.75%	1.14%	to	1.17%	2.66%	to	5.21%
2015	28,153,379	$22.776496	to	$23.095343	$417,093,368	0.30%	to	2.75%	0.93%	to	0.99%	(1.72)%	to	0.71%
Hartford Dividend and Growth HLS Fund
2019	9,426,039	$30.262417	to	$37.377415	$236,220,737	0.30%	to	2.75%	1.62%	to	1.94%	25.12%	to	28.22%
2018	10,856,132	$24.187336	to	$29.151244	$214,615,173	0.30%	to	2.75%	1.89%	to	2.07%	(7.89)%	to	(5.60)%
2017	13,309,362	$26.258956	to	$30.881557	$282,222,360	0.30%	to	2.75%	0.92%	to	2.20%	15.15%	to	18.00%
2016	16,093,679	$22.804408	to	$26.170193	$291,705,438	0.30%	to	2.75%	1.57%	to	2.05%	11.77%	to	14.54%
2015	19,351,305	$20.402947	to	$22.847762	$308,876,581	0.30%	to	2.75%	1.47%	to	1.64%	(3.84)%	to	(1.45)%
Hartford Global Growth HLS Fund
2019	162,612	$34.796625	to	$39.635982	$3,945,859	0.30%	to	2.75%	0.38%	to	0.40%	29.02%	to	32.22%
2018	225,791	$26.970227	to	$29.977841	$4,051,030	0.30%	to	2.75%	0.50%	to	0.51%	(6.42)%	to	(4.09)%
2017	266,440	$28.819467	to	$31.257445	$5,185,145	0.30%	to	2.75%	—%	to	0.50%	29.13%	to	32.33%
2016	262,329	$11.870966	to	$22.318351	$3,856,725	0.30%	to	2.75%	—%	to	0.68%	(0.81)%	to	1.41%
2015	330,750	$11.706080	to	$22.501304	$4,709,379	0.30%	to	2.75%	—%	to	0.29%	5.11%	to	7.44%
Hartford Disciplined Equity HLS Fund
2019	2,031,399	$37.515305	to	$45.033974	$59,400,217	0.30%	to	2.75%	0.87%	to	0.90%	30.48%	to	33.72%
2018	2,402,842	$28.750748	to	$33.677853	$53,248,095	0.30%	to	2.75%	0.69%	to	0.73%	(4.65)%	to	(2.29)%
2017	3,055,760	$30.153710	to	$34.465864	$70,287,111	0.30%	to	2.75%	0.87%	to	0.92%	18.61%	to	21.55%
2016	3,658,924	$25.422223	to	$28.354952	$69,893,555	0.30%	to	2.75%	0.92%	to	0.98%	2.89%	to	5.44%
2015	4,311,941	$24.707800	to	$26.891203	$78,922,730	0.30%	to	2.75%	0.76%	to	1.20%	3.94%	to	6.51%
Hartford Growth Opportunities HLS Fund
2019	3,134,174	$40.506435	to	$48.442297	$89,187,812	0.30%	to	2.75%	—%	to	—%	27.14%	to	30.29%
2018	3,690,876	$31.859571	to	$37.179413	$81,761,652	0.30%	to	2.75%	—%	to	—%	(2.20)%	to	0.23%
2017	4,719,521	$32.576607	to	$37.095472	$105,474,239	0.30%	to	2.75%	—%	to	—%	26.91%	to	30.06%
2016	6,005,130	$25.668615	to	$28.522519	$103,653,883	0.30%	to	2.75%	0.43%	to	0.44%	(3.19)%	to	(0.79)%
2015	7,231,563	$26.514567	to	$28.749309	$127,043,781	0.30%	to	2.75%	0.13%	to	0.14%	8.71%	to	11.40%
Hartford High Yield HLS Fund
2019	1,144,624	$22.897263	to	$23.770910	$22,147,533	0.30%	to	2.75%	4.43%	to	6.31%	11.94%	to	14.71%
2018	1,291,276	$20.455033	to	$20.721722	$22,161,978	0.30%	to	2.75%	5.27%	to	6.80%	(6.06)%	to	(3.73)%
2017	1,518,613	$21.525513	to	$21.775628	$27,273,539	0.30%	to	2.75%	5.18%	to	6.35%	4.69%	to	7.28%
2016	1,784,247	$20.064318	to	$20.800753	$30,002,601	0.30%	to	2.75%	6.07%	to	6.18%	11.15%	to	13.91%
2015	1,918,000	$17.614511	to	$18.713796	$29,061,362	0.30%	to	2.75%	3.76%	to	7.66%	(6.90)%	to	(4.59)%
Hartford International Opportunities HLS Fund
2019	1,893,376	$19.359982	to	$21.549247	$25,954,962	0.50%	to	2.75%	1.83%	to	1.86%	23.00%	to	25.80%
2018	2,255,164	$15.740108	to	$17.459030	$24,805,799	0.30%	to	2.75%	—%	to	1.97%	(20.95)%	to	(18.99)%
2017	2,335,203	$19.912101	to	$21.551337	$32,179,511	0.30%	to	2.75%	1.38%	to	1.45%	21.86%	to	24.88%

2016	2,809,239	$16.340564	to	$17.258079	$31,168,276	0.30%	to	2.75%	—%	to	1.69%	(1.49)%	to	0.95%
2015	3,239,257	$16.587690	to	$16.874218	$35,938,493	0.50%	to	2.75%	1.26%	to	1.44%	(0.89)%	to	1.37%
Hartford MidCap Growth HLS Fund
2019	229,685	$26.187676	to	$37.502931	$5,913,258	0.75%	to	2.75%	0.52%	to	0.53%	36.00%	to	38.74%
2018	217,690	$18.875074	to	$27.576520	$4,066,365	0.75%	to	2.75%	0.67%	to	0.81%	(12.49)%	to	(10.72)%
2017	254,084	$21.142541	to	$31.513895	$5,336,612	0.75%	to	2.75%	—%	to	—%	11.32%	to	13.57%
2016	285,147	$18.452482	to	$28.423377	$5,289,564	0.85%	to	2.70%	0.88%	to	1.48%	13.38%	to	15.50%
2015	346,758	$15.976238	to	$25.068396	$5,528,895	0.85%	to	2.70%	1.26%	to	1.51%	(7.27)%	to	(5.54)%
Hartford Ultrashort Bond HLS Fund
2019	98,205,746	$7.832605	to	$10.227567	$115,074,616	0.30%	to	2.80%	1.67%	to	1.85%	(0.03)%	to	2.24%
2018	113,630,044	$7.834631	to	$10.003964	$134,005,501	0.30%	to	2.80%	0.92%	to	1.14%	(1.24)%	to	0.97%
2017	117,103,265	$7.932890	to	$9.907999	$135,483,984	0.30%	to	2.80%	0.50%	to	0.68%	(1.78)%	to	0.50%
2016	137,441,753	$8.076279	to	$9.858641	$164,861,963	0.30%	to	2.80%	0.17%	to	0.47%	(1.82)%	to	0.34%
2015	161,425,005	$8.226209	to	$9.824980	$196,796,827	0.30%	to	2.80%	—%	to	0.32%	(2.64)%	to	(0.39)%
Hartford Small Company HLS Fund
2019	305,316	$33.437917	to	$39.644606	$7,933,115	0.30%	to	2.70%	—%	to	—%	33.35%	to	36.59%
2018	403,212	$24.949259	to	$29.025186	$7,829,177	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(4.52)%
2017	459,894	$26.778910	to	$30.398870	$9,371,476	0.30%	to	2.75%	—%	to	—%	22.94%	to	25.98%
2016	574,346	$21.782727	to	$24.129307	$9,304,990	0.30%	to	2.75%	—%	to	—%	(0.72)%	to	1.74%
2015	708,091	$21.941570	to	$23.410469	$11,294,114	0.50%	to	2.75%	—%	to	—%	(10.70)%	to	(8.67)%
Hartford SmallCap Growth HLS Fund
2019	223,561	$34.325486	to	$42.955144	$7,206,461	0.85%	to	2.70%	—%	to	—%	32.20%	to	34.67%
2018	254,160	$25.489508	to	$32.493141	$6,128,516	0.85%	to	2.70%	—%	to	—%	(14.05)%	to	(12.45)%
2017	270,646	$29.113197	to	$37.806308	$7,539,079	0.85%	to	2.70%	0.04%	to	0.04%	16.88%	to	19.06%
2016	262,837	$24.452916	to	$32.347106	$6,187,974	0.85%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.42%
2015	349,639	$21.946095	to	$29.572946	$7,438,316	0.85%	to	2.70%	0.06%	to	0.08%	(3.20)%	to	(1.39)%
Hartford Stock HLS Fund
2019	113,659	$27.160468	to	$35.791325	$2,970,045	0.75%	to	2.75%	1.62%	to	1.70%	27.66%	to	30.24%
2018	124,953	$20.854119	to	$28.035981	$2,514,293	0.75%	to	2.75%	1.57%	to	1.60%	(2.85)%	to	(0.89)%
2017	142,368	$21.041260	to	$28.859313	$2,911,375	0.75%	to	2.75%	1.81%	to	1.86%	16.60%	to	18.95%
2016	160,751	$17.688900	to	$24.751131	$2,749,650	0.75%	to	2.75%	1.82%	to	1.90%	4.50%	to	6.61%
2015	127,336	$16.591820	to	$23.684955	$2,042,478	0.75%	to	2.75%	1.68%	to	1.83%	(0.04)%	to	1.98%
Hartford U.S. Government Securities HLS Fund
2019	1,317,015	$9.686500	to	$12.592108	$14,069,392	0.30%	to	2.75%	1.66%	to	2.54%	2.36%	to	4.90%
2018	1,512,220	$9.462938	to	$11.777786	$15,525,640	0.50%	to	2.75%	2.24%	to	2.40%	(1.89)%	to	0.34%
2017	2,015,426	$9.645033	to	$11.938637	$20,782,466	0.30%	to	2.75%	—%	to	1.26%	(1.43)%	to	1.01%
2016	2,282,900	$9.784952	to	$11.818688	$23,603,588	0.30%	to	2.75%	1.52%	to	2.28%	(1.21)%	to	1.24%
2015	2,339,514	$9.905117	to	$11.674274	$24,164,613	0.30%	to	2.75%	1.73%	to	1.82%	(1.19)%	to	1.26%
Hartford Value HLS Fund
2019	464,467	$26.854087	to	$32.406476	$10,499,079	0.50%	to	2.70%	1.95%	to	2.03%	24.31%	to	27.07%
2018	599,285	$21.602618	to	$25.502106	$10,715,374	0.50%	to	2.70%	1.36%	to	1.55%	(12.58)%	to	(10.63)%
2017	706,916	$24.710029	to	$28.535135	$14,268,660	0.50%	to	2.70%	1.14%	to	1.83%	12.37%	to	14.86%
2016	858,340	$21.990602	to	$24.842421	$15,091,684	0.50%	to	2.70%	1.71%	to	1.72%	10.67%	to	13.13%
2015	1,049,254	$19.871301	to	$21.959894	$16,383,347	0.50%	to	2.70%	1.54%	to	1.55%	(5.66)%	to	(3.56)%
Lord Abbett Fundamental Equity Fund
2019	348,920	$21.270769	to	$27.115679	$8,131,876	0.30%	to	1.50%	1.27%	to	1.29%	19.71%	to	21.15%

2018	431,468	$17.768894	to	$22.381671	$8,360,895	0.30%	to	1.50%	1.48%	to	1.52%	(9.52)%	to	(8.43)%
2017	489,396	$19.639304	to	$24.442408	$10,425,364	0.30%	to	1.50%	1.01%	to	1.08%	10.90%	to	12.24%
2016	590,335	$17.709076	to	$21.777355	$11,260,482	0.30%	to	1.50%	1.13%	to	1.16%	14.02%	to	15.40%
2015	749,744	$15.531399	to	$18.871612	$12,415,393	0.30%	to	1.50%	1.11%	to	1.18%	(4.88)%	to	(3.73)%
Lord Abbett Calibrated Dividend Growth Fund
2019	503,414	$26.522169	to	$28.494124	$12,422,002	0.85%	to	2.70%	1.21%	to	1.65%	23.08%	to	25.38%
2018	580,067	$21.153997	to	$23.150651	$11,512,131	0.85%	to	2.70%	1.56%	to	1.78%	(7.21)%	to	(5.48)%
2017	744,634	$22.380222	to	$24.950037	$15,778,135	0.85%	to	2.70%	1.39%	to	1.65%	15.95%	to	18.12%
2016	829,625	$18.947640	to	$21.517417	$15,026,874	0.85%	to	2.70%	1.51%	to	1.73%	12.04%	to	14.13%
2015	818,367	$16.602197	to	$19.205816	$13,043,354	0.85%	to	2.70%	1.69%	to	1.78%	(4.74)%	to	(2.96)%
Lord Abbett Bond Debenture Fund
2019	1,403,234	$20.363491	to	$20.628919	$26,401,905	0.30%	to	2.75%	3.90%	to	4.60%	10.28%	to	13.01%
2018	1,623,048	$18.253325	to	$18.465138	$27,322,304	0.30%	to	2.75%	2.06%	to	4.34%	(6.62)%	to	(4.31)%
2017	1,944,938	$19.074756	to	$19.774784	$34,529,633	0.30%	to	2.75%	4.24%	to	5.27%	6.25%	to	8.88%
2016	2,191,012	$17.518370	to	$18.611543	$36,091,538	0.30%	to	2.75%	2.34%	to	4.59%	9.09%	to	11.80%
2015	2,462,725	$15.669714	to	$17.060285	$36,709,515	0.30%	to	2.75%	3.52%	to	5.91%	(4.20)%	to	(1.83)%
Lord Abbett Growth and Income Fund
2019	254,257	$23.973427	to	$26.162084	$4,885,617	0.50%	to	2.70%	1.14%	to	1.66%	19.23%	to	21.88%
2018	318,328	$20.106254	to	$21.464992	$5,145,419	0.50%	to	2.70%	1.30%	to	1.39%	(10.59)%	to	(8.60)%
2017	358,117	$22.488239	to	$23.485274	$6,380,452	0.50%	to	2.70%	1.30%	to	1.35%	10.36%	to	12.82%
2016	451,693	$20.376761	to	$20.817381	$7,083,092	0.50%	to	2.70%	1.17%	to	1.38%	13.99%	to	16.53%
2015	560,989	$17.864529	to	$17.875274	$7,622,513	0.50%	to	2.70%	1.20%	to	1.20%	(5.45)%	to	(3.35)%
MFS® Growth Fund
2019	5,093,709	$42.210773	to	$48.280216	$128,071,253	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.37%
2018	6,133,274	$31.421847	to	$35.147304	$113,877,939	0.30%	to	2.80%	—%	to	0.09%	(0.17)%	to	2.10%
2017	7,074,218	$31.474515	to	$34.422833	$129,988,680	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%
2016	8,637,030	$24.631996	to	$26.339016	$122,778,839	0.30%	to	2.80%	—%	to	0.05%	(0.39)%	to	1.87%
2015	10,041,725	$24.727335	to	$25.520887	$140,739,991	0.50%	to	2.80%	—%	to	0.20%	4.59%	to	6.77%
MFS® Global Equity Fund
2019	515,166	$27.964174	to	$38.576897	$15,510,757	0.85%	to	2.80%	1.06%	to	1.07%	26.97%	to	29.46%
2018	604,591	$22.025073	to	$29.797244	$14,187,572	0.85%	to	2.80%	0.93%	to	0.97%	(12.24)%	to	(10.51)%
2017	677,506	$25.095961	to	$33.295481	$17,955,365	0.85%	to	2.80%	0.83%	to	0.84%	20.65%	to	23.02%
2016	792,564	$20.801372	to	$27.065192	$17,286,675	0.85%	to	2.80%	0.94%	to	1.00%	4.38%	to	6.44%
2015	902,321	$19.928024	to	$25.428183	$18,594,347	0.85%	to	2.80%	1.04%	to	1.09%	(4.14)%	to	(2.25)%
MFS® Investors Trust Fund
2019	4,725,447	$30.199846	to	$36.286223	$107,691,405	0.30%	to	2.80%	—%	to	0.67%	27.95%	to	30.85%
2018	5,562,235	$23.603351	to	$27.208442	$98,100,581	0.50%	to	2.80%	0.44%	to	0.67%	(8.10)%	to	(6.18)%
2017	6,645,003	$25.683454	to	$28.999979	$125,968,764	0.50%	to	2.80%	0.55%	to	0.59%	19.94%	to	22.41%
2016	7,912,747	$21.413220	to	$23.690084	$123,783,570	0.50%	to	2.80%	0.59%	to	0.86%	5.59%	to	7.78%
2015	9,578,000	$20.279694	to	$21.981049	$140,460,975	0.50%	to	2.80%	0.69%	to	0.89%	(2.55)%	to	(0.55)%
MFS® Mid Cap Growth Fund
2019	3,452,452	$18.269827	to	$44.229437	$53,237,801	0.70%	to	2.80%	—%	to	—%	34.83%	to	37.69%
2018	3,792,952	$13.268367	to	$32.802850	$43,126,770	0.70%	to	2.80%	—%	to	—%	(1.56)%	to	0.53%
2017	3,995,361	$13.198596	to	$33.323344	$45,491,916	0.70%	to	2.80%	0.12%	to	0.12%	23.49%	to	26.11%
2016	4,642,247	$10.465894	to	$26.984205	$42,265,469	0.70%	to	2.80%	—%	to	—%	2.01%	to	4.18%
2015	5,921,373	$10.046107	to	$26.451622	$52,127,831	0.70%	to	2.80%	—%	to	—%	1.72%	to	3.88%

MFS® New Discovery Fund
2019	2,455,801	$25.359412	to	$48.592365	$80,406,264	0.30%	to	2.80%	—%	to	—%	37.79%	to	40.85%
2018	2,889,259	$18.004396	to	$35.265658	$67,501,124	0.30%	to	2.80%	—%	to	—%	(4.20)%	to	(2.01)%
2017	3,381,773	$18.373911	to	$36.811059	$81,873,280	0.30%	to	2.80%	—%	to	—%	23.16%	to	25.95%
2016	4,050,785	$14.587915	to	$29.888778	$78,731,933	0.30%	to	2.80%	—%	to	—%	6.04%	to	8.47%
2015	4,804,092	$13.448482	to	$28.186188	$87,687,735	0.30%	to	2.80%	—%	to	—%	(4.60)%	to	(2.44)%
MFS® Total Return Fund
2019	14,239,045	$19.909961	to	$23.841697	$324,003,945	0.30%	to	2.80%	1.83%	to	2.32%	17.06%	to	19.76%
2018	16,356,311	$17.008213	to	$19.533646	$314,878,710	0.50%	to	2.80%	2.01%	to	2.20%	(8.22)%	to	(6.34)%
2017	18,942,270	$18.531286	to	$20.856045	$392,914,262	0.50%	to	2.80%	2.18%	to	2.33%	9.20%	to	11.47%
2016	21,338,580	$16.970149	to	$18.710636	$402,120,648	0.50%	to	2.80%	2.72%	to	3.44%	6.08%	to	8.27%
2015	24,907,211	$15.997080	to	$17.281075	$438,472,800	0.50%	to	2.80%	2.36%	to	2.60%	(3.12)%	to	(1.08)%
MFS® Value Fund
2019	6,646,655	$28.253107	to	$33.648755	$200,487,244	0.30%	to	2.80%	0.89%	to	2.13%	26.22%	to	29.12%
2018	7,949,863	$22.384386	to	$26.060543	$188,324,052	0.30%	to	2.80%	1.34%	to	1.60%	(12.57)%	to	(10.62)%
2017	9,268,810	$25.602921	to	$29.158588	$248,060,668	0.30%	to	2.80%	1.95%	to	2.80%	14.40%	to	17.00%
2016	10,966,308	$22.379369	to	$24.922682	$251,725,979	0.30%	to	2.80%	1.48%	to	2.33%	10.94%	to	13.43%
2015	13,176,343	$20.172589	to	$21.970943	$268,181,525	0.30%	to	2.80%	1.29%	to	2.39%	(3.48)%	to	(1.23)%
MFS® Total Return Bond Series
2019	28,555,926	$13.398268	to	$15.584006	$423,526,367	0.30%	to	2.80%	2.70%	to	3.42%	7.16%	to	9.59%
2018	30,203,152	$12.502604	to	$14.220199	$412,528,001	0.30%	to	2.80%	2.42%	to	3.24%	(3.82)%	to	(1.62)%
2017	35,811,847	$12.998837	to	$14.454941	$502,285,810	0.30%	to	2.80%	2.62%	to	3.40%	1.57%	to	3.87%
2016	38,148,403	$12.797583	to	$13.916194	$520,214,626	0.30%	to	2.80%	1.84%	to	4.02%	1.36%	to	3.70%
2015	42,254,978	$12.626347	to	$13.419897	$561,168,879	0.30%	to	2.80%	3.21%	to	3.38%	(3.06)%	to	(0.88)%
MFS® Research Fund
2019	610,051	$33.272925	to	$33.494040	$18,194,507	0.85%	to	2.80%	0.77%	to	0.77%	29.28%	to	31.82%
2018	689,800	$25.408533	to	$25.737662	$15,758,840	0.85%	to	2.80%	0.67%	to	0.68%	(7.01)%	to	(5.18)%
2017	816,125	$26.796181	to	$27.678174	$19,827,240	0.85%	to	2.80%	1.33%	to	1.34%	19.96%	to	22.32%
2016	980,543	$21.905803	to	$23.072039	$19,606,867	0.85%	to	2.80%	0.77%	to	0.78%	5.73%	to	7.82%
2015	1,179,120	$20.317840	to	$21.820857	$22,014,371	0.85%	to	2.80%	0.72%	to	0.72%	(1.98)%	to	(0.05)%
MFS® High Yield Portfolio
2019	5,272,232	$11.723106	to	$13.310228	$65,743,224	0.85%	to	2.80%	5.69%	to	5.80%	11.64%	to	13.84%
2018	6,009,940	$10.500893	to	$11.692453	$66,479,236	0.85%	to	2.80%	5.23%	to	5.59%	(5.76)%	to	(3.90)%
2017	7,094,251	$11.142162	to	$12.166841	$82,430,207	0.85%	to	2.80%	5.99%	to	6.51%	3.74%	to	5.78%
2016	8,167,930	$10.740269	to	$11.501580	$90,637,053	0.85%	to	2.80%	6.80%	to	7.13%	10.68%	to	12.86%
2015	8,850,862	$9.703703	to	$10.190929	$87,891,764	0.85%	to	2.80%	6.61%	to	7.65%	(6.86)%	to	(5.03)%
BlackRock Managed Volatility V.I. Fund
2019	17,999,683	$9.977691	to	$10.204233	$181,417,022	0.30%	to	1.50%	3.12%	to	3.33%	0.33%	to	1.54%
2018	18,917,925	$9.944640	to	$10.049156	$189,034,748	0.30%	to	1.50%	1.47%	to	1.56%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2019	208,799	$13.626681	to	$14.897373	$2,964,117	0.50%	to	1.50%	0.89%	to	0.97%	16.00%	to	17.17%
2018	249,993	$11.746905	to	$12.714556	$3,050,152	0.50%	to	1.50%	0.75%	to	0.87%	(8.96)%	to	(8.04)%
2017	322,727	$12.902316	to	$14.018676	$4,288,316	0.30%	to	1.50%	—%	to	1.26%	12.02%	to	13.37%
2016	371,023	$11.518333	to	$12.365724	$4,374,530	0.30%	to	1.50%	0.85%	to	1.27%	2.26%	to	3.49%
2015	434,336	$11.263821	to	$11.948258	$4,989,616	0.30%	to	1.50%	1.02%	to	1.05%	(2.48)%	to	(1.30)%
BlackRock S&P 500 Index V.I. Fund

2019	2,203,268	$11.843536	to	$12.067255	$26,337,235	0.50%	to	1.50%	1.71%	to	1.83%	29.02%	to	30.32%
2018	2,949,855	$9.179496	to	$9.259866	$27,195,572	0.50%	to	1.50%	0.87%	to	0.98%	(8.21)%	to	(7.40)%
BlackRock Large Cap Focus Growth V.I. Fund
2019	31,924	$27.866648	to	$27.970691	$945,925	1.40%	to	2.55%	—%	to	—%	29.36%	to	30.86%
2018	37,538	$21.295723	to	$22.114518	$852,663	1.40%	to	2.40%	—%	to	—%	0.57%	to	1.58%
2017	32,732	$20.964346	to	$21.989346	$713,429	1.40%	to	2.40%	0.04%	to	0.04%	26.49%	to	27.76%
2016	34,067	$16.409527	to	$24.847190	$587,231	1.40%	to	2.60%	—%	to	0.58%	5.12%	to	6.38%
2015	40,893	$15.424747	to	$23.637915	$666,209	1.40%	to	2.60%	0.50%	to	0.60%	0.09%	to	1.30%
BlackRock Equity Dividend V.I. Fund
2019	263,654	$21.717742	to	$23.742678	$6,014,127	0.50%	to	1.50%	1.66%	to	1.82%	25.56%	to	26.82%
2018	330,993	$17.296234	to	$18.720835	$5,983,949	0.50%	to	1.50%	1.70%	to	1.73%	(8.79)%	to	(7.88)%
2017	366,948	$18.964125	to	$20.321731	$7,235,392	0.50%	to	1.50%	1.52%	to	1.56%	14.76%	to	15.91%
2016	459,446	$16.525564	to	$17.741094	$7,837,733	0.30%	to	1.50%	0.43%	to	1.57%	14.33%	to	15.71%
2015	642,928	$14.454091	to	$15.332222	$9,544,743	0.30%	to	1.50%	1.44%	to	1.45%	(2.29)%	to	(1.11)%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2019	48,296	$11.317636	to	$12.197706	$576,034	1.35%	to	2.50%	2.85%	to	3.79%	7.88%	to	9.13%
2018	54,489	$10.490950	to	$11.177474	$598,806	1.35%	to	2.50%	2.29%	to	2.30%	(3.36)%	to	(2.24)%
2017	57,811	$10.855365	to	$11.433487	$650,807	1.35%	to	2.50%	2.65%	to	2.89%	3.28%	to	4.47%
2016	58,272	$10.510559	to	$10.943776	$627,324	1.35%	to	2.50%	1.66%	to	1.66%	3.25%	to	4.44%
2015	61,649	$10.180099	to	$10.478496	$638,396	1.35%	to	2.50%	3.20%	to	3.65%	(3.28)%	to	(2.16)%
Morgan Stanley VIF Growth Portfolio
2019	71,462	$26.329522	to	$28.376220	$1,981,141	1.35%	to	2.50%	—%	to	—%	28.23%	to	29.71%
2018	89,228	$20.533733	to	$21.877160	$1,912,946	1.35%	to	2.50%	—%	to	—%	4.65%	to	5.86%
2017	104,276	$19.621835	to	$20.666424	$2,120,267	1.35%	to	2.50%	—%	to	—%	39.30%	to	40.91%
2016	122,888	$14.086260	to	$14.666750	$1,780,243	1.35%	to	2.50%	—%	to	—%	(4.35)%	to	(3.24)%
2015	155,219	$14.726161	to	$15.157585	$2,332,821	1.35%	to	2.50%	—%	to	—%	9.20%	to	10.47%
Morgan Stanley VIF Discovery Portfolio+
2019	359,511	$29.163487	to	$40.963429	$10,190,301	0.75%	to	2.75%	—%	to	—%	36.18%	to	38.92%
2018	436,965	$20.992792	to	$30.081415	$9,038,625	0.75%	to	2.75%	—%	to	—%	7.53%	to	9.70%
2017	566,431	$19.136337	to	$27.975403	$10,679,916	0.75%	to	2.75%	—%	to	—%	34.84%	to	37.56%
2016	660,504	$13.911017	to	$20.746745	$9,081,317	0.75%	to	2.75%	—%	to	—%	(11.32)%	to	(9.52)%
2015	757,510	$15.375321	to	$23.394195	$11,541,796	0.75%	to	2.75%	—%	to	—%	(8.54)%	to	(6.69)%
Invesco V.I. American Value Fund
2019	367,044	$21.149754	to	$28.732744	$7,803,167	0.85%	to	2.70%	0.41%	to	0.46%	21.39%	to	23.66%
2018	383,179	$17.103787	to	$23.669420	$6,649,337	0.85%	to	2.70%	0.19%	to	0.19%	(15.19)%	to	(13.60)%
2017	486,864	$19.797010	to	$27.908531	$9,762,560	0.85%	to	2.70%	0.59%	to	0.61%	6.76%	to	8.75%
2016	524,313	$18.203574	to	$26.141135	$9,695,149	0.85%	to	2.70%	0.12%	to	0.13%	12.15%	to	14.24%
2015	620,172	$15.933971	to	$23.308947	$9,999,891	0.85%	to	2.70%	0.01%	to	0.01%	(11.78)%	to	(10.13)%
BlackRock Capital Appreciation V.I. Fund
2019	197,264	$24.589436	to	$26.882304	$5,149,701	0.50%	to	1.50%	—%	to	—%	29.59%	to	30.89%
2018	258,112	$18.974761	to	$20.537687	$5,175,559	0.50%	to	1.50%	—%	to	—%	0.61%	to	1.62%
2017	309,859	$18.860184	to	$20.210434	$6,134,935	0.50%	to	1.50%	—%	to	—%	30.97%	to	32.28%
2016	449,402	$14.400641	to	$15.278228	$6,737,155	0.50%	to	1.50%	—%	to	—%	(1.62)%	to	(0.63)%
2015	520,018	$14.637837	to	$15.375355	$7,866,735	0.50%	to	1.50%	—%	to	—%	5.02%	to	6.08%
Invesco Oppenheimer V.I. Capital Appreciation Fund+
2019	83,918	$23.673502	to	$32.494995	$1,935,835	0.85%	to	2.75%	—%	to	—%	32.17%	to	34.70%

2018	93,111	$17.575314	to	$24.586540	$1,605,464	0.85%	to	2.75%	—%	to	—%	(8.51)%	to	(6.75)%
2017	116,652	$18.847828	to	$26.872804	$2,143,118	0.85%	to	2.75%	0.01%	to	0.01%	23.08%	to	25.43%
2016	122,044	$15.026166	to	$21.834458	$1,795,609	0.85%	to	2.75%	0.11%	to	0.12%	(5.08)%	to	(3.26)%
2015	165,209	$15.531833	to	$23.002491	$2,510,795	0.85%	to	2.75%	—%	to	—%	0.47%	to	2.39%
Invesco Oppenheimer V.I Global Fund+
2019	388,080	$22.480450	to	$29.379437	$8,456,104	0.75%	to	2.70%	0.64%	to	0.64%	27.96%	to	30.47%
2018	470,554	$17.229964	to	$22.844788	$7,883,824	0.75%	to	2.75%	—%	to	0.76%	(15.74)%	to	(14.04)%
2017	603,990	$19.848103	to	$27.113411	$11,748,456	0.85%	to	2.75%	0.73%	to	0.74%	32.63%	to	35.17%
2016	704,970	$14.684228	to	$20.443601	$10,102,954	0.85%	to	2.75%	0.76%	to	0.79%	(2.87)%	to	(1.00)%
2015	930,508	$14.832940	to	$21.047069	$13,511,080	0.85%	to	2.75%	1.07%	to	1.11%	0.86%	to	2.79%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®+
2019	158,494	$25.014872	to	$31.146070	$3,853,090	0.85%	to	2.75%	0.82%	to	0.82%	28.17%	to	30.62%
2018	184,688	$19.150336	to	$24.300801	$3,443,956	0.85%	to	2.75%	0.80%	to	0.97%	(10.59)%	to	(8.88)%
2017	229,122	$21.015465	to	$27.179393	$4,721,825	0.85%	to	2.75%	1.28%	to	1.29%	13.47%	to	15.65%
2016	131,697	$18.171861	to	$23.952233	$2,364,205	0.85%	to	2.75%	0.85%	to	0.86%	8.28%	to	10.36%
2015	191,683	$16.466604	to	$22.120904	$3,091,066	0.85%	to	2.75%	0.65%	to	0.68%	0.31%	to	2.23%
Invesco Oppenheimer V.I. Main Street Fund®+
2019	454,024	$26.996174	to	$34.422168	$11,802,094	0.75%	to	2.75%	—%	to	—%	22.72%	to	25.19%
2018	484,996	$21.563857	to	$28.050269	$10,136,779	0.75%	to	2.75%	0.06%	to	0.06%	(12.97)%	to	(11.21)%
2017	576,630	$24.285483	to	$32.229329	$13,657,970	0.75%	to	2.75%	0.64%	to	0.65%	10.82%	to	13.06%
2016	749,599	$21.480284	to	$29.082018	$15,735,710	0.75%	to	2.75%	0.25%	to	0.25%	14.48%	to	16.79%
2015	932,091	$18.391829	to	$25.403315	$16,787,101	0.75%	to	2.75%	0.63%	to	0.71%	(8.64)%	to	(6.80)%
Putnam VT Diversified Income Fund
2019	1,872,504	$16.346098	to	$19.152513	$28,636,833	0.75%	to	2.75%	2.60%	to	3.12%	8.21%	to	10.40%
2018	2,156,710	$14.806364	to	$17.698731	$30,081,445	0.75%	to	2.75%	4.18%	to	4.21%	(3.67)%	to	(1.72)%
2017	2,508,788	$15.065752	to	$18.372651	$35,835,823	0.75%	to	2.75%	5.39%	to	5.49%	4.22%	to	6.32%
2016	2,877,125	$14.169873	to	$17.629106	$38,912,966	0.75%	to	2.75%	6.98%	to	7.10%	2.56%	to	4.63%
2015	3,533,319	$13.542501	to	$17.188938	$45,926,832	0.75%	to	2.75%	8.20%	to	9.12%	(4.99)%	to	(3.07)%
Putnam VT Global Asset Allocation Fund
2019	107,541	$18.872712	to	$24.775815	$1,973,903	1.15%	to	2.40%	1.43%	to	1.43%	14.35%	to	15.79%
2018	127,893	$16.298800	to	$21.665735	$2,015,973	1.15%	to	2.40%	1.82%	to	1.83%	(9.46)%	to	(8.32)%
2017	151,952	$17.777749	to	$23.929053	$2,626,171	1.15%	to	2.40%	1.44%	to	1.60%	12.60%	to	14.02%
2016	185,862	$13.899996	to	$15.592001	$2,833,791	1.15%	to	2.45%	—%	to	1.91%	4.13%	to	5.49%
2015	203,461	$13.348768	to	$14.780228	$2,954,561	1.15%	to	2.45%	—%	to	2.17%	(2.25)%	to	(0.97)%
Putnam VT Growth Opportunities Fund
2019	313,608	$18.365711	to	$19.035053	$5,881,379	0.50%	to	1.50%	0.14%	to	0.15%	34.71%	to	36.06%
2018	470,600	$13.633590	to	$13.990078	$6,518,438	0.50%	to	1.50%	—%	to	—%	0.86%	to	1.87%
2017	547,444	$13.517918	to	$13.776811	$7,472,966	0.30%	to	1.50%	0.11%	to	0.11%	28.96%	to	30.51%
2016	740,010	$10.482623	to	$10.556110	$7,784,331	0.30%	to	1.50%	—%	to	—%	4.83%	to	5.56%
Putnam VT International Value Fund
2019	45,311	$9.853684	to	$15.843295	$475,243	1.25%	to	2.40%	2.59%	to	2.65%	17.37%	to	18.73%
2018	51,340	$8.299263	to	$13.498161	$450,739	1.25%	to	2.40%	2.02%	to	2.39%	(19.57)%	to	(18.64)%
2017	60,117	$10.200436	to	$16.782350	$651,030	1.25%	to	2.40%	1.50%	to	1.53%	21.74%	to	23.15%
2016	87,253	$8.283132	to	$13.785379	$751,319	1.25%	to	2.40%	2.48%	to	2.52%	(1.29)%	to	(0.15)%
2015	99,011	$8.295657	to	$13.966060	$859,357	1.25%	to	2.40%	1.07%	to	1.15%	(4.33)%	to	(3.22)%
Putnam VT International Equity Fund

2019	92,264	$11.534710	to	$16.382955	$1,083,193	0.85%	to	2.75%	1.34%	to	1.39%	21.76%	to	24.09%
2018	106,314	$9.396449	to	$13.454862	$957,637	0.75%	to	2.75%	1.16%	to	1.31%	(21.31)%	to	(19.72)%
2017	127,442	$11.704235	to	$17.098285	$1,424,922	0.75%	to	2.75%	0.92%	to	2.21%	23.15%	to	25.63%
2016	159,505	$9.316083	to	$13.884178	$1,422,666	0.75%	to	2.75%	3.32%	to	3.38%	(5.10)%	to	(3.18)%
2015	130,647	$9.622323	to	$14.630565	$1,231,619	0.75%	to	2.75%	—%	to	1.15%	(2.58)%	to	(0.61)%
Putnam VT Multi-Cap Core Fund
2019	7,722	$28.516968	to	$39.059945	$248,881	0.50%	to	1.50%	1.13%	to	1.44%	29.67%	to	30.98%
2018	8,572	$21.991171	to	$30.394347	$215,105	0.30%	to	1.50%	—%	to	1.20%	(9.01)%	to	(7.91)%
2017	14,520	$24.168620	to	$32.448772	$405,202	0.50%	to	1.50%	1.13%	to	1.14%	21.03%	to	22.24%
2016	14,833	$19.969294	to	$26.544240	$341,558	0.50%	to	1.50%	1.30%	to	1.33%	10.38%	to	11.49%
2015	16,715	$18.090983	to	$23.808151	$344,159	0.50%	to	1.50%	0.59%	to	1.19%	(3.63)%	to	(2.67)%

Putnam VT Small Cap Value Fund
2019	43,704	$21.413659	to	$27.905966	$892,737	0.75%	to	2.70%	0.64%	to	0.65%	20.93%	to	23.31%
2018	45,574	$17.365277	to	$23.075216	$756,534	0.75%	to	2.70%	0.41%	to	0.77%	(22.06)%	to	(20.53)%
2017	57,884	$21.850147	to	$29.607146	$1,228,881	0.75%	to	2.70%	0.69%	to	0.71%	5.00%	to	7.07%
2016	102,907	$20.408106	to	$28.197366	$2,005,834	0.75%	to	2.70%	1.20%	to	1.22%	24.10%	to	26.54%
2015	108,107	$16.127762	to	$22.721990	$1,674,527	0.75%	to	2.70%	0.84%	to	0.85%	(6.79)%	to	(4.95)%
Putnam VT Equity Income Fund
2019	40,681	$27.032683	to	$36.263155	$1,366,375	0.50%	to	1.50%	1.93%	to	2.12%	28.47%	to	29.75%
2018	53,352	$21.042805	to	$27.947538	$1,378,784	0.50%	to	1.50%	0.71%	to	0.77%	(9.85)%	to	(8.94)%
2017	61,404	$23.342323	to	$30.692956	$1,762,744	0.50%	to	1.50%	1.73%	to	2.11%	17.01%	to	18.18%
2016	67,244	$19.949839	to	$25.971361	$1,634,065	0.50%	to	1.50%	1.37%	to	1.91%	11.95%	to	13.08%
2015	74,738	$17.820079	to	$22.967914	$1,605,533	0.50%	to	1.50%	1.48%	to	1.49%	(4.49)%	to	(3.53)%
PIMCO All Asset Fund
2019	60,872	$12.576923	to	$13.749444	$792,669	0.50%	to	1.50%	1.96%	to	2.09%	10.08%	to	11.19%
2018	73,708	$11.425188	to	$12.366123	$867,445	0.50%	to	1.50%	2.54%	to	3.08%	(6.85)%	to	(5.92)%
2017	99,058	$12.265947	to	$13.327046	$1,242,297	0.30%	to	1.50%	—%	to	4.36%	11.69%	to	13.04%
2016	119,653	$10.982056	to	$11.789849	$1,336,838	0.30%	to	1.50%	2.48%	to	2.55%	11.22%	to	12.57%
2015	145,604	$9.873838	to	$10.473692	$1,455,948	0.30%	to	1.50%	3.19%	to	3.26%	(10.54)%	to	(9.46)%
PIMCO StocksPLUS® Global Portfolio
2019	277,912	$15.089366	to	$16.496037	$4,383,644	0.50%	to	1.50%	1.40%	to	1.51%	25.63%	to	26.89%
2018	352,379	$12.010920	to	$13.000146	$4,406,544	0.50%	to	1.50%	1.51%	to	1.57%	(12.07)%	to	(11.19)%
2017	375,181	$13.659766	to	$14.637587	$5,309,552	0.50%	to	1.50%	3.32%	to	3.36%	21.16%	to	22.38%
2016	501,271	$11.274180	to	$11.961135	$5,816,954	0.50%	to	1.50%	4.99%	to	5.00%	6.14%	to	7.21%
2015	616,883	$10.621657	to	$11.156688	$6,700,487	0.50%	to	1.50%	5.64%	to	5.77%	(10.37)%	to	(9.47)%
PIMCO Global Core Asset Allocation Portfolio+
2019	36,762	$11.729235	to	$12.652540	$434,769	0.65%	to	1.50%	0.25%	to	2.09%	15.22%	to	16.20%
2018	38,403	$10.179815	to	$11.018292	$393,719	0.50%	to	1.50%	1.20%	to	1.61%	(7.02)%	to	(6.08)%
2017	43,195	$10.947978	to	$11.731778	$475,756	0.50%	to	1.50%	2.11%	to	2.18%	12.30%	to	13.43%
2016	58,554	$9.749097	to	$10.343180	$574,497	0.50%	to	1.50%	2.03%	to	2.49%	2.37%	to	3.40%
2015	67,135	$9.523174	to	$10.002941	$643,030	0.50%	to	1.50%	1.18%	to	1.91%	(1.74)%	to	(0.76)%
Jennison 20/20 Focus Portfolio
2019	158,684	$3.143028	to	$31.676262	$654,279	1.70%	to	2.60%	—%	to	—%	25.11%	to	26.24%
2018	178,550	$2.489775	to	$25.319208	$567,954	1.70%	to	2.60%	—%	to	—%	(8.14)%	to	(7.31)%
2017	191,786	$2.686226	to	$27.564086	$648,894	1.70%	to	2.60%	—%	to	—%	26.42%	to	27.56%

2016	195,644	$2.105864	to	$21.804014	$517,623	1.70%	to	2.60%	—%	to	—%	(1.37)%	to	(0.48)%
2015	200,914	$2.115950	to	$22.106585	$531,845	1.70%	to	2.60%	—%	to	—%	3.15%	to	4.08%
Prudential Value Portfolio
2019	155,158	$2.173014	to	$26.187551	$377,769	1.70%	to	2.45%	—%	to	—%	22.54%	to	23.47%
2018	172,385	$1.760016	to	$21.369927	$337,867	1.70%	to	2.45%	—%	to	—%	(12.41)%	to	(11.75)%
2017	186,068	$1.994303	to	$24.396954	$412,283	1.70%	to	2.45%	—%	to	—%	13.69%	to	14.54%
2016	186,190	$1.741103	to	$21.459662	$362,942	1.70%	to	2.45%	—%	to	—%	8.27%	to	9.09%
2015	186,334	$1.596097	to	$19.820553	$335,942	1.70%	to	2.45%	—%	to	—%	(10.76)%	to	(10.09)%
Invesco V.I. Growth and Income Fund
2019	1,010,366	$21.944393	to	$24.878310	$22,615,666	0.75%	to	2.75%	1.56%	to	2.64%	21.47%	to	23.92%
2018	1,126,164	$17.708926	to	$20.481565	$20,564,113	0.75%	to	2.75%	—%	to	1.76%	(15.94)%	to	(14.24)%
2017	1,312,973	$20.648755	to	$24.475542	$28,015,053	0.75%	to	2.70%	1.27%	to	1.34%	11.00%	to	13.18%
2016	1,593,294	$18.243464	to	$22.050053	$30,094,945	0.75%	to	2.70%	0.90%	to	0.93%	16.25%	to	18.54%
2015	1,866,585	$15.390492	to	$18.967964	$29,857,151	0.75%	to	2.70%	2.57%	to	2.63%	(5.89)%	to	(4.04)%
Invesco V.I. Comstock Fund
2019	38,836	$27.068034	to	$32.309992	$1,185,366	1.35%	to	2.50%	1.68%	to	1.72%	21.86%	to	23.27%
2018	45,525	$22.212487	to	$26.211385	$1,132,338	1.35%	to	2.50%	1.33%	to	1.44%	(14.53)%	to	(13.54)%
2017	52,795	$25.989208	to	$30.317055	$1,525,950	1.35%	to	2.50%	1.87%	to	1.97%	14.67%	to	16.00%
2016	60,349	$22.663606	to	$26.135580	$1,511,336	1.35%	to	2.50%	0.57%	to	1.30%	14.10%	to	15.42%
2015	78,471	$19.863059	to	$22.644138	$1,702,452	1.35%	to	2.50%	1.69%	to	1.69%	(8.51)%	to	(7.45)%
Invesco V.I. American Franchise Fund
2019	1,691,339	$22.703518	to	$26.947741	$41,267,099	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
2018	2,051,090	$17.072275	to	$19.873018	$37,338,516	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
2017	2,346,130	$18.217547	to	$20.796354	$45,202,691	0.85%	to	2.80%	0.08%	to	0.08%	23.83%	to	26.26%
2016	2,640,515	$14.711905	to	$16.470522	$40,794,351	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
2015	3,275,761	$14.794375	to	$16.242854	$50,380,488	0.85%	to	2.80%	—%	to	—%	2.11%	to	4.12%
Invesco V.I. Mid Cap Growth Fund
2019	390,489	$18.897727	to	$21.706093	$7,888,328	0.75%	to	2.75%	—%	to	—%	30.70%	to	33.00%
2018	444,748	$14.458749	to	$16.319859	$6,815,854	0.75%	to	2.75%	—%	to	—%	(8.15)%	to	(6.58)%
2017	471,289	$15.740859	to	$17.468796	$7,784,288	0.75%	to	2.75%	—%	to	—%	19.17%	to	21.23%
2016	543,581	$13.208587	to	$14.409714	$7,486,452	0.75%	to	2.75%	—%	to	—%	(1.98)%	to	(0.18)%
2015	834,993	$13.475099	to	$14.435561	$11,616,415	0.75%	to	2.75%	—%	to	—%	(1.54)%	to	0.29%
Wells Fargo VT Index Asset Allocation Fund
2019	97,246	$2.681360	to	$25.277336	$293,048	1.35%	to	2.45%	1.09%	to	1.10%	17.25%	to	18.55%
2018	103,599	$2.261876	to	$21.558506	$261,041	1.35%	to	2.45%	0.97%	to	0.98%	(5.25)%	to	(4.21)%
2017	136,685	$2.361191	to	$22.754105	$343,670	1.35%	to	2.45%	0.74%	to	0.75%	9.53%	to	10.74%
2016	171,895	$2.132126	to	$20.773850	$375,501	1.35%	to	2.45%	0.87%	to	0.88%	5.06%	to	6.23%
2015	171,439	$2.007157	to	$19.772457	$360,197	1.35%	to	2.45%	1.05%	to	1.22%	(1.20)%	to	(0.11)%
Wells Fargo VT International Equity Fund
2019	33,256	$13.515446	to	$15.079507	$478,152	1.35%	to	2.50%	3.67%	to	3.73%	12.64%	to	13.94%
2018	36,525	$11.998951	to	$13.234580	$462,627	1.35%	to	2.50%	11.69%	to	11.78%	(19.32)%	to	(18.39)%
2017	36,117	$14.872611	to	$16.216451	$562,928	1.35%	to	2.50%	2.79%	to	2.84%	21.27%	to	22.67%
2016	40,902	$12.263971	to	$13.219323	$522,678	1.35%	to	2.50%	2.91%	to	2.91%	0.74%	to	1.91%
2015	53,577	$12.173375	to	$12.971555	$672,423	1.35%	to	2.50%	3.89%	to	4.01%	(0.71)%	to	0.44%
Wells Fargo VT Small Cap Growth Fund
2019	218,872	$3.155376	to	$3.848392	$973,338	1.35%	to	2.50%	—%	to	—%	21.75%	to	23.16%

2018	255,926	$2.591647	to	$3.124766	$1,033,121	1.35%	to	2.50%	—%	to	—%	(1.19)%	to	(0.05)%
2017	316,990	$2.622931	to	$3.126305	$1,147,166	1.35%	to	2.50%	—%	to	—%	22.75%	to	24.17%
2016	373,672	$2.136739	to	$2.517721	$1,091,250	1.35%	to	2.50%	—%	to	—%	5.09%	to	6.30%
2015	506,979	$2.033313	to	$2.368461	$1,340,163	1.35%	to	2.50%	—%	to	—%	(5.28)%	to	(4.18)%
Wells Fargo VT Discovery Fund
2019	13,563	$41.751703	to	$44.763851	$556,999	1.35%	to	2.45%	—%	to	—%	35.66%	to	37.16%
2018	17,491	$30.440346	to	$32.996795	$531,411	1.35%	to	2.45%	—%	to	—%	(9.31)%	to	(8.31)%
2017	21,272	$33.198862	to	$36.385309	$704,194	1.35%	to	2.45%	—%	to	—%	26.01%	to	27.40%
2016	28,832	$26.058826	to	$28.875454	$750,663	1.35%	to	2.45%	—%	to	—%	5.04%	to	6.20%
2015	38,136	$24.537066	to	$27.489963	$938,810	1.35%	to	2.45%	—%	to	—%	(3.85)%	to	(2.78)%
Wells Fargo VT Opportunity Fund
2019	2,880	$25.632132	to	$28.180488	$78,483	1.70%	to	2.35%	0.28%	to	0.28%	28.42%	to	29.25%
2018	3,035	$19.960218	to	$22.864295	$64,158	1.35%	to	2.35%	—%	to	0.19%	(9.30)%	to	(8.39)%
2017	5,297	$22.007660	to	$24.958614	$121,892	1.35%	to	2.35%	0.67%	to	0.67%	17.64%	to	18.82%
2016	6,844	$18.707191	to	$21.004678	$133,877	1.35%	to	2.35%	0.04%	to	2.02%	9.62%	to	10.72%
2015	10,027	$17.065145	to	$18.970335	$179,989	1.35%	to	2.35%	0.13%	to	0.13%	(5.34)%	to	(4.38)%
MFS® Core Equity Portfolio
2019	1,044,681	$16.019026	to	$17.544576	$17,620,027	0.95%	to	2.80%	0.80%	to	0.81%	29.52%	to	31.93%
2018	1,149,446	$12.368389	to	$13.298062	$14,820,550	0.95%	to	2.80%	0.67%	to	0.68%	(6.49)%	to	(4.74)%
2017	1,301,543	$13.226438	to	$13.959757	$17,755,749	0.95%	to	2.80%	0.70%	to	0.94%	21.38%	to	23.65%
2016	1,406,415	$10.896598	to	$11.290111	$15,638,928	0.95%	to	2.80%	0.75%	to	0.78%	8.30%	to	10.32%
2015	1,605,691	$10.061368	to	$10.233670	$16,312,061	0.95%	to	2.80%	0.55%	to	0.56%	0.61%	to	2.34%
MFS® Massachusetts Investors Growth Stock Portfolio
2019	1,772,969	$17.227055	to	$18.960641	$32,083,136	0.85%	to	2.80%	0.54%	to	0.57%	36.09%	to	38.77%
2018	2,001,698	$12.658620	to	$13.663513	$26,364,507	0.85%	to	2.80%	0.59%	to	0.59%	(1.98)%	to	(0.04)%
2017	2,297,901	$12.913779	to	$13.669582	$30,561,756	0.85%	to	2.80%	0.62%	to	0.66%	24.88%	to	27.34%
2016	2,709,890	$10.340806	to	$10.734831	$28,561,752	0.85%	to	2.80%	0.54%	to	0.60%	3.15%	to	5.18%
2015	3,001,257	$10.025366	to	$10.206394	$30,361,959	0.85%	to	2.80%	0.36%	to	0.46%	0.25%	to	2.06%
MFS® Research International Portfolio
2019	1,107,207	$11.819708	to	$13.009415	$13,679,716	0.85%	to	2.80%	1.44%	to	1.48%	24.51%	to	26.96%
2018	1,346,177	$9.493017	to	$10.246844	$13,237,621	0.85%	to	2.80%	1.48%	to	1.60%	(16.50)%	to	(14.85)%
2017	1,473,804	$11.368649	to	$12.034167	$17,198,828	0.85%	to	2.80%	1.76%	to	1.86%	24.75%	to	27.21%
2016	1,858,294	$9.113093	to	$9.460449	$17,227,854	0.85%	to	2.80%	1.64%	to	1.66%	(3.44)%	to	(1.54)%
2015	2,077,447	$9.438105	to	$9.608632	$19,768,629	0.85%	to	2.80%	1.98%	to	2.08%	(5.62)%	to	(3.91)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 7 for additional information related to this Sub-Account.

7. Error of Omission:

Subsequent to reporting the December 31, 2018 financial statements, the Sponsor Company identified that the results of the Invesco V.I. High Yield Fund Sub-Account were inadvertently omitted. The 2018 results of the Invesco V.I. High Yield Fund Sub-Account have been updated to reflect the activity in this Account. The Financial Statements, including the financial highlight disclosures for all historical periods relate only to those policyholder investments that existed during the year ended December 31, 2018.

8. Subsequent Events:

The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown.  The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.
-------- Aside from the COVID-19 subsequent event, Management has evaluated events subsequent to December 31, 2019 and through April 16, 2020, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life and Annuity
Insurance Company

Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2019 and 2018, and for the
Years Ended December 31, 2019, 2018 and 2017

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

CONTENTS

Independent Auditors' Report Financial Statements - Statutory-Basis:	Page:
1-2
Admitted Assets, Liabilities and Capital and Surplus	3
Statements of Operations	4
Statements of Changes in Capital and Surplus	5
Statements of Cash Flows	6
Notes to Statutory-Basis Financial Statements	7-47

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company

We have audited the accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2019 and 2018, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements.

April 9, 2020

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2019	2018

Bonds	$4,549,159,315	$4,865,299,931
Common and preferred stocks	20,264,998	74,787,289
Mortgage loans on real estate	843,320,642	813,842,343
Contract loans	99,925,503	102,624,474
Cash, cash equivalents and short-term investments	409,620,396	411,559,219
Derivatives	161,703,961	320,583,251
Other invested assets	565,761,812	647,771,721
Total cash and invested assets	6,649,756,627	7,236,469,228

Investment income due and accrued	132,100,186	245,596,354
Amounts recoverable for reinsurance	55,758,749	47,565,210
Federal income tax recoverable	32,580,526	—
Net deferred tax asset	127,732,739	151,087,642
Other assets	35,933,521	33,915,792
Separate Account assets	27,243,815,730	25,094,122,246
Total admitted assets	$34,277,678,078	$32,808,756,472

Liabilities
Aggregate reserves for future benefits	4,972,838,503	5,233,328,858
Liability for deposit-type contracts	216,142,238	475,343,509
Policy and contract claim liabilities	23,710,557	27,366,658
Asset valuation reserve	128,507,852	83,428,299
Interest maintenance reserve	86,725,788	74,169,072
Payables to parent, subsidiaries and affiliates	131,359,329	5,900,113
Accrued expense allowances and amounts due from Separate Accounts	(49,902,368)	(69,229,362)
Federal income tax payable	—	3,174,050
Collateral on derivatives	170,792,087	326,905,245
Other liabilities	374,404,028	393,409,188
Separate Account liabilities	27,243,815,730	25,094,122,246
Total liabilities	33,298,393,744	31,647,917,876

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	223,338,361	247,027,489
Gross paid-in and contributed surplus	85,431,561	335,431,561
Unassigned surplus	668,014,412	575,879,546
Total capital and surplus	979,284,334	1,160,838,596

Total liabilities and capital and surplus	$34,277,678,078	$32,808,756,472

See notes to financial statements.

                     3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2019	2018	2017

Premiums and annuity considerations	$120,006,752	$(1,618,469,704)	$229,944,396
Net investment income	315,441,264	322,352,994	190,038,803
Commissions and expense allowances on reinsurance ceded	45,974,076	93,414,624	50,225,342
Reserve adjustments on reinsurance ceded	(481,495,984)	(480,192,551)	(417,797,985)
Fee income	589,064,520	638,788,496	644,400,420
Other revenues	5,884,135	14,128,841	42,903,753
Total revenues	594,874,763	(1,029,977,300)	739,714,729

Benefits and expenses
Death and annuity benefits	286,737,104	341,052,574	289,643,427
Disability and other benefits	1,978,373	2,269,037	2,827,546
Surrenders and other fund withdrawals	3,097,282,584	3,547,633,620	3,751,789,440
Commissions and expense allowances	146,733,495	164,554,433	178,558,400
Decrease in aggregate reserves for life and accident and health policies	(203,593,511)	(1,487,088,683)	(162,421,037)
General insurance expenses	87,088,671	75,868,684	123,184,418
Net transfers from Separate Accounts	(3,102,888,025)	(3,527,763,579)	(3,630,136,263)
Modified coinsurance adjustment on reinsurance assumed	(141,122,030)	(112,018,578)	(116,528,553)
IMR adjustment on reinsurance ceded	—	(241,578,915)	—
Other expenses	41,247,764	59,033,784	32,540,135
Total benefits and expenses	213,464,425	(1,178,037,623)	469,457,513

Net gain from operations before federal income tax benefit	381,410,338	148,060,323	270,257,216
Federal income tax benefit	(27,159,346)	(32,642,950)	(49,931,703)
Net gain from operations	408,569,684	180,703,273	320,188,919

Net realized capital losses, after tax	(12,360,382)	(115,657,101)	(149,376,830)
Net income	$396,209,302	$65,046,172	$170,812,089

See notes to financial statements.

4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2019	2018	2017

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	335,431,561	604,729,448	603,493,466
Capital (return) paid-in	(250,000,000)	(269,297,887)	1,235,982
Balance, end of year	85,431,561	335,431,561	604,729,448

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	247,027,489	197,246,618	222,837,141
Amortization, increases and (decreases) of gain on inforce reinsurance	(23,689,128)	49,780,871	(25,590,523)
Balance, end of year	223,338,361	247,027,489	197,246,618

Unassigned funds
Balance, beginning of year	575,879,546	334,495,622	1,084,927,740

Net income	396,209,302	65,046,172	170,812,089
Change in net unrealized capital gains (losses) on investments, net of tax	(301,668,972)	212,915,290	(109,722,808)
Change in net unrealized foreign exchange capital gains (losses)	(1,967,237)	557,389	(14,980,533)
Change in net deferred income tax	(28,199,411)	(233,679,225)	(219,472,793)
Change in reserve on account of change in valuation basis decrease	56,896,844	—	—
Change in asset valuation reserve	(45,079,553)	(48,533,710)	1,117,643
Change in nonadmitted assets	15,943,893	245,078,008	421,814,284
Dividends to stockholder	—	—	(1,000,000,000)
Balance, end of year	668,014,412	575,879,546	334,495,622

Capital and surplus
Balance, end of year	$979,284,334	$1,160,838,596	$1,138,971,688

See notes to financial statements.

5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2019	2018	2017

Premiums and annuity considerations	$120,211,243	$183,549,960	$231,198,846
Net investment income	439,672,388	328,002,909	199,571,411
Reserve adjustments on reinsurance	(481,495,984)	(480,192,551)	(417,797,985)
Miscellaneous income	612,347,118	698,479,984	704,599,200
Total income	690,734,765	729,840,302	717,571,472
Benefits paid	3,438,350,617	4,026,401,584	4,300,016,692
Federal income tax recovered	12,692,835	(145,161,928)	(59,115,506)
Net transfers from Separate Accounts	(3,122,215,019)	(3,548,179,839)	(3,659,424,090)
Other expenses	242,486,361	301,997,730	226,065,484
Total benefits and expenses	571,314,794	635,057,547	807,542,580
Net cash provided by (used for) operating activities	119,419,971	94,782,755	(89,971,108)
Investing activities
Proceeds from investments sold, matured or repaid
Bonds	1,237,813,039	1,720,507,430	2,807,162,298
Common and preferred stocks	66,030,101	25,803,407	32,840,796
Mortgage loans	81,888,745	104,437,923	85,176,014
Derivatives and other	199,003,059	205,084,143	56,804,882
Total investment proceeds	1,584,734,944	2,055,832,903	2,981,983,990
Cost of investments acquired
Bonds	912,788,647	1,425,766,165	1,819,659,091
Common and preferred stocks	3,294,932	26,359,180	55,937,647
Mortgage loans	111,438,828	191,448,243	61,365,000
Derivatives and other	178,022,586	176,867,059	251,102,849
Total investments acquired	1,205,544,993	1,820,440,647	2,188,064,587
Net decrease in contract loans	(2,699,971)	(3,935,381)	(5,719,439)
Net cash provided by investing activities	381,889,922	239,327,637	799,638,842
Financing and miscellaneous activities
Return of paid-in surplus	(250,000,000)	(271,876,214)	—
Dividends to stockholder	—	—	1,000,000,000
Other cash (used) provided	(253,248,716)	(197,971,400)	139,031,582
Net cash used for financing and miscellaneous activities	(503,248,716)	(469,847,614)	(860,968,418)
Net (decrease) increase in cash, cash equivalents and short-term investments	(1,938,823)	(135,737,222)	(151,300,684)
Cash, cash equivalents and short-term investments, beginning of year	411,559,219	547,296,441	698,597,125
Cash, cash equivalents and short-term investments, end of year	$409,620,396	$411,559,219	$547,296,441
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds and other invested assets	(99,820,813)	(39,881,791)	(24,411,592)
Non-cash acquisitions from invested asset exchanges - bonds and other invested assets	(99,820,813)	(39,881,791)	(24,411,592)
Non-cash proceeds from sale of affiliate holding - other invested asset	—	(11,410,309)	—
Non-cash acquisition from sale of affiliate holding - common stocks	—	(11,410,309)	—
Capital contribution from former parent to settle intercompany balances related to stock compensation	—	(2,578,327)	(1,235,984)
Non-cash impacts of DTA adjustment not yet settled	—	—	(2,160,604)
Non-cash impacts of Tax Reform - tax receivable	—	—	(173,530,179)
Non-cash impacts of Tax Reform and DTA adjustment not yet settled - deferred income tax surplus	—	—	(175,690,783)
Non-cash transfer of bonds acquired for assumption reinsurance	—	3,448,021,646	—
Non-cash transfer of mortgage loans acquired for assumption reinsurance	—	649,122,178	—
Non-cash transfer of other invested assets acquired for assumption reinsurance	—	558,473,453	—
Non-cash transfer of reserves for assumption reinsurance	—	(3,259,322,631)	—
Non-cash transfer of deposit liability for assumption reinsurance	—	(1,276,223,336)	—
Non-cash transfer of IMR liability for assumption reinsurance	—	(110,419,414)	—
Non-cash transfer of other for assumption reinsurance	—	(9,651,896)	—
Non-cash transfer of bonds sold for reinsurance	—	(2,220,227,957)	—
Non-cash transfer of mortgage loans sold for reinsurance	—	(392,591,994)	—
Non-cash transfer of premium for reinsurance	—	1,801,211,602	—
Non-cash transfer of deposit liability for reinsurance	—	1,039,068,007	—
Non-cash transfer of IMR liability for reinsurance	—	(241,578,915)	—
Non-cash transfer of other for reinsurance	—	14,119,257	—
See notes to financial statements.

     6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), formerly Hartford Life Insurance Company ("HLIC") which is a direct subsidiary of Talcott Resolution Life, Inc. ("TLI").

On May 31, 2018, Hartford Holdings, Inc. (“HHI”), an indirect parent company of the Company and a direct wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), sold all of the issued and outstanding equity of TLI, TL's parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group formed Hopmeadow Holdings, LP, a limited partnership, that acquired TLI and its life and annuity insurance operating subsidiaries consisting primarily of TL and the Company. As part of the transaction, the Company has a new indirect parent company.

In April 2018, the Company's direct parent, Hartford Life International Holding Company ("HLIHC"), was dissolved and the Company became a direct subsidiary of TL.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2019	2018	2017
Net income
1. TLA state basis			$396,209,302	$65,046,172	$170,812,089
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	(42,350,753)	(48,356,117)	2,328,071
			(42,350,753)	(48,356,117)	2,328,071
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$438,560,055	$113,402,289	$168,484,018
Surplus
5. TLA state basis			$979,284,334	$1,160,838,596	$1,138,971,688
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	5	31,302,747	73,653,500	122,009,617
			31,302,747	73,653,500	122,009,617
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$947,981,587	$1,087,185,096	$1,016,962,071

7

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

The surplus adjustments were calculated using the federal corporate tax rate in effect at that time.

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

8

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.
embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2019 and 2018, the Company had $11,141,055 and $91,382,835, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2019 and 2018 totaled $140,561 and $248,954, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2019 is presented below:

A. INDIVIDUAL ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$7,380,796	$—	$—	$7,380,796	0.03%
b. At book value less current surrender charge of 5% or more	2,632,624	—	—	2,632,624	0.01%
c. At fair value	—	—	21,932,051,270	21,932,051,270	78.96%
d. Total with market value adjustment or at fair value	10,013,420	—	21,932,051,270	21,942,064,690	79.00%
e. At book value without adjustment (minimal or no charge or adjustment)	1,759,600,879	—	—	1,759,600,879	6.34%
2. Not subject to discretionary withdrawal	3,748,660,838	—	324,741,285	4,073,402,123	14.67%
3. Total (gross)	5,518,275,137	—	22,256,792,555	27,775,067,692	100.01%
4. Reinsurance ceded	1,272,906,638	—	—	1,272,906,638
5. Total (net)	$4,245,368,499	$—	$22,256,792,555	$26,502,161,054
6. Amount included in A(1)b above in the year after the statement date:	$1,842,837	—	—	$1,842,837

9

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

B. GROUP ANNUITIES

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$—	$—	$—	$—	0.00%
b. At book value less current surrender charge of 5% or more	480	—	—	480	0.03%
c. At fair value	—	—	1,416,822	1,416,822	84.79%
d. Total with market value adjustment or at fair value	480	—	1,416,822	1,417,302	84.82%
e. At book value without adjustment (minimal or no charge or adjustment)	253,592	—	—	253,592	15.18%
2. Not subject to discretionary withdrawal	—	—	—	—	0.00%
3. Total (gross)	254,072	—	1,416,822	1,670,894	100.00%
4. Reinsurance ceded	—	—	—	—
5. Total (net)	$254,072	$—	$1,416,822	$1,670,894
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$336	$—	$—	$336

C. DEPOSIT-TYPE CONTRACTS

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$—	$—	$—	$—	0.00%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	—	—	0.00%
d. Total with market value adjustment or at fair value	—	—	—	—	0.00%
e. At book value without adjustment (minimal or no charge or adjustment)	17,409,697	—	—	17,409,697	1.58%
2. Not subject to discretionary withdrawal	1,085,138,135	—	—	1,085,138,135	98.42%
3. Total (gross)	1,102,547,832	—	—	1,102,547,832	100.00%
4. Reinsurance ceded	886,405,589	—	—	886,405,589
5. Total (net)	$216,142,243	$—	$—	$216,142,243
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$4,243,307,884
2. Exhibit 5, Supplementary Contract Section, Total (net)	2,314,688
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	216,142,242
4. Subtotal	4,461,764,814
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	22,258,209,377
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	22,258,209,377
12. Combined total	$26,719,974,191

10

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

An analysis of life actuarial reserves by withdrawal characteristics as of December 31, 2019 is presented below:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(A) Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$106,690,478	$106,690,478	$119,000,653	$—	$—	$—
(2) Universal Life	933,434,940	904,566,247	985,306,434	—	—	—
(3) Universal Life with Secondary Guarantees	4,309,723,379	3,582,126,618	9,739,305,321	—	—	—
(4) Indexed Universal Life	372,897,500	330,007,942	424,255,675	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	3,447,279	4,419,943	—	—	—
(8) Variable Life	—	—	—	—	—	—
(9) Variable Universal Life	516,287,017	503,682,879	631,169,799	4,914,707,957	4,914,707,957	4,914,707,957
(10) Miscellaneous Reserves	—	—	—	—	—	—
(B) Not subject to discretionary withdrawal or no cash values
(1) Term Policies without Cash Value	XXX	XXX	1,152,467,778	XXX	XXX	$—
(2) Accidental Death Benefits	XXX	XXX	81,765	XXX	XXX	—
(3) Disability - Active Lives	XXX	XXX	937,848	XXX	XXX	—
(4) Disability - Disabled Lives	XXX	XXX	36,393,497	XXX	XXX	—
(5) Miscellaneous Reserves	XXX	XXX	358,402,033	XXX	XXX	—
(C) Total (gross: direct + assumed)	6,239,033,314	5,430,521,443	13,451,740,746	4,914,707,957	4,914,707,957	4,914,707,957
(D) Reinsurance Ceded	5,605,237,530	4,796,449,229	12,767,386,954	—	—	—
(E) Total (net) (C) - (D)	$633,795,784	$634,072,214	$684,353,792	$4,914,707,957	$4,914,707,957	$4,914,707,957

Reconciliation of total life actuarial reserves:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$674,008,073
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	81,766
3. Exhibit 5, Disability - Active Lives Section, Total (net)	633,697
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	4,865,870
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,764,386
6. Subtotal	684,353,792
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	4,914,707,957
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	4,914,707,957
11. Combined Total ((6) and (10))	$5,599,061,749

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. The Company had no SVO-Identified investments in exchange traded funds or bond mutual funds that qualified for bond accounting treatments. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2019 and 2018.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $128,507,852 and $83,428,299 as of December 31, 2019 and 2018, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2019 and 2018 were $86,725,788 and $74,169,072, respectively. TLA and TL entered into an assumption reinsurance agreement effective February 1, 2018.  In conjunction with this transaction, an adjustment to the IMR balance of $110,419,414 was recorded as an addition to the outstanding IMR liability for the Company. Additionally, on June 1, 2018, as a part of a reinsurance agreement with Global Atlantic Financial Group, the Company recorded an adjustment of $241,578,915 as a reduction to the IMR liability.  Refer to Note 13 for further details on these transactions. The net capital gains captured in the IMR, net of taxes, in 2019, 2018 and 2017 were $17,318,892, $196,740,460 and $8,523,401, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2019, 2018 and 2017 was $4,762,176, $11,798,898, and $7,339,792, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $2,342,362, $1,697,596, and $187,586 for the years ended December 31, 2019, 2018 and 2017, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2019, 2018 and 2017. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2019, 2018 and 2017, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

The Company accounts for derivative instruments in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"). On the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

12

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

In 2019, the NAIC adopted revisions drafted by the Life Actuarial Task Force to Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guideline XLIII CARVM for Variable Annuities ("AG 43") which provide comprehensive updates to the Commissioners Annuity Reserve Valuation Method ("CARVM"). The revisions adopted to VM-21 and AG 43 represent an accounting change that must be recognized as a change in valuation basis under SSAP No. 51R-Life contracts. They are effective January 1, 2020 with early adoption permitted in 2019. As of December 31, 2019, the Company early adopted the valuation changes under AG 43. The impact of this valuation basis change is a decrease to Aggregate reserves for future benefits on the Statements of Admitted Assets, Liabilities and Capital and Surplus with a corresponding increase to surplus of approximately $57 million recorded through Change in reserve on account of change in valuation basis on the Statements of Changes in Capital and Surplus.

In 2019, the NAIC amended SSAP No. 101R - Income Taxes to reflect the impact of the Federal Tax Cuts and Jobs Act along with clarification to certain admittance guidance for deferred tax assets. It was effective December 31, 2019, and there was no material impact to the Company.

Recently Issued Accounting Standards

In 2018, the NAIC adopted SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. This standard establishes statutory accounting principles to address certain limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. It is effective January 1. 2020, with early adoption permitted January 1, 2019. The Company is currently assessing the impact of the new guidance.

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2019	2018	2017
Interest income from bonds and short-term investments	$231,450,496	$264,518,658	$175,346,693
Interest income from contract loans	20,252	20,829	18,784
Interest income from mortgage loans on real estate	35,594,062	37,918,981	19,696,508
Interest and dividends from other investments	59,346,788	33,676,191	4,993,025
Gross investment income	326,411,598	336,134,659	200,055,010
Less: Investment expenses	10,970,334	13,781,665	10,016,207
Net investment income	$315,441,264	$322,352,994	$190,038,803

b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2019	2018	2017
Gross unrealized capital gains	$591,942,713	$241,992,681	$209,510,215
Gross unrealized capital losses	(4,685,798)	(97,096,315)	(13,461,424)
Net unrealized capital gains	587,256,915	144,896,366	196,048,791
Balance, beginning of year	144,896,366	196,048,791	135,187,946
Change in net unrealized capital gains on bonds and
and short-term investments	$442,360,549	$(51,152,425)	$60,860,845

c. Components of Net Unrealized Capital (Losses) Gains on Common and Preferred Stocks

	As of December 31,
	2019	2018	2017
Gross unrealized capital gains	$255,465	$1,220	$1,793,624
Gross unrealized capital losses	(722,344)	(10,587,132)	(1,118,162)
Net unrealized capital (losses) gains	(466,879)	(10,585,912)	675,462
Balance, beginning of year	(10,585,912)	675,462	(770,054)
Change in net unrealized capital (losses) gains on
common and preferred stocks	$10,119,033	$(11,261,374)	$1,445,516

13

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

d. Components of Net Realized Capital Gains (Losses)

	For the years ended December 31,
	2019	2018	2017
Bonds, Cash, cash equivalents and short-term investments	$18,951,747	$254,551,396	$26,433,320
Common stocks - unaffiliated	635,615	784,151	1,803,956
Common stocks - affiliated	—	—	—
Preferred stocks - unaffiliated	—	(6,485,136)	—
Mortgage loans on real estate	—	8,893,521	—
Derivatives	(9,331,820)	(114,299,382)	(164,601,714)
Other invested assets	(1,199,430)	7,816,673	1,557,619
Net realized capital gains (losses)	9,056,112	151,261,223	(134,806,819)
Capital loss tax expense	4,097,605	70,177,864	6,046,610
Net realized capital gains (losses), after tax	4,958,507	81,083,359	(140,853,429)
Less: Amounts transferred to IMR	17,318,892	196,740,460	8,523,401
Net realized capital losses, after tax	$(12,360,385)	$(115,657,101)	$(149,376,830)

The following table summarizes sales activity of unaffiliated bonds, cash equivalents, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ended December 31,
	2019	2018	2017
Bonds, cash equivalents and short-term investments
Sale proceeds	$2,663,531,389	$4,264,689,399	$2,722,996,316
Gross realized capital gains on sales	29,294,580	279,198,476	28,234,411
Gross realized capital losses on sales	(8,277,399)	(22,391,012)	(13,584,556)
Unaffiliated common and preferred stock
Sale proceeds	65,987,575	22,224,017	31,036,839
Gross realized capital gains on sales	2,583,992	1,349,154	2,088,874
Gross realized capital losses on sales	(1,948,376)	(565,003)	(284,918)

Additionally, for the years ended December 31, 2019 and 2018, there was $4,133,978 and $1,467,972 of investment income generated on 23 and 21 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

14

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

15

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2019 and 2018 are disclosed in the table presented below. During the years 2019 and 2018, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2019 and 2018, the average fair values for derivatives held for other investment and/or risk management activities were $3,163,467 and $(94,433,866), respectively. The Company did not have any unrealized gains or losses during 2019 and 2018 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2019			As of December 31, 2018
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Foreign currency swaps	$27,025	$(154)	$(405)	$16,876	$(688)	$(357)
Fixed payout annuity hedge	—	—	—	222,270	(81,528)	—
Replication transactions
Credit default swaps	200,000	(964)	—	83,800	616	1,673
Other investment and/or Risk Management activities
Credit default swaps	—	—	—	2,833	(5)	(5)
Foreign currency swaps and forwards	—	—	—	680	(46)	(46)
GMWB hedging derivatives	4,876,660	62,686	62,686	5,716,864	46,333	46,333
Interest rate swaps and swaptions	—	—	—	100,000	3,635	3,635
Interest rate swaps - offsetting	371,110	(6,371)	(6,371)	371,110	(10,329)	(10,329)
Macro hedge program	13,873,416	(73,961)	(73,961)	8,758,799	199,258	199,257
Total	$19,348,211	$(18,764)	$(18,051)	$15,273,232	$157,246	$240,161

Cash Flow Hedges

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Replication Transactions

Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

16

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
Credit default swaps	$38	$—	$(81)
Credit default swaps - offsetting	—	(95)	(1,673)
Foreign currency swaps and forwards	(15)	(5,292)	5,417
GMWB hedging derivatives	20,484	(56,795)	(62,624)
Equity index swaps, options, and futures	—	—	(311)
Interest rate swaps and swaptions	3,508	(5)	2,968
Interest rate swaps - offsetting	—	—	286
Macro hedge program	(34,377)	(49,614)	(106,307)
Total	$(10,362)	$(111,801)	$(162,325)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

17

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

As of December 31, 2019, the Company did not hold any credit derivatives that assume credit risk.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2018
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$33,800	$339	$775	2 years	Corporate Credit/ Foreign Gov.	AA+	$—	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	50,000	277	898	1 year	Corporate Credit	AAA-	—	—	—
Total	$83,800	$616	$1,673				$—	$—	$—

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2019, 2018, and 2017 the Company had no losses on derivative instruments due to counterparty nonperformance.

18

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2019 and 2018, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus.

g. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2019	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$255,268,997	$56,687,436	$(3,152)	$311,953,281
Guaranteed and sponsored - asset-backed	243,979,128	7,448,916	(377,430)	251,050,614
States, municipalities and political subdivisions	283,614,050	50,069,514	(17,631)	333,665,933
International governments	121,297,334	9,844,043	(10,050)	131,131,327
All other corporate - excluding asset-backed	2,721,763,447	440,023,514	(2,065,048)	3,159,721,913
All other corporate - asset-backed	906,485,109	23,998,693	(2,171,726)	928,312,076
Hybrid securities	16,751,250	3,846,775	—	20,598,025
Cash equivalents and short-term investments	294,962,108	23,822	(40,762)	294,945,168
Total bonds, cash equivalents and short-term investments	$4,844,121,423	$591,942,713	$(4,685,799)	$5,431,378,337

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2019	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$2,683,644	$—	$(722,344)	$1,961,300
Common stocks - affiliated	7,300,225	247,814	—	7,548,039
Total common stocks	$9,983,869	$247,814	$(722,344)	$9,509,339

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2019	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,272,049	$7,651	$—	$2,279,700
Total preferred stocks	$2,272,049	$7,651	$—	$2,279,700

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2018	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$222,648,454	$27,271,257	$(618,251)	$249,301,460
Guaranteed and sponsored - asset-backed	305,013,858	3,076,537	(5,376,907)	302,713,488
States, municipalities and political subdivisions	333,827,094	32,041,361	(1,010,456)	364,857,999
International governments	119,084,344	1,117,192	(3,043,391)	117,158,145
All other corporate - excluding asset-backed	2,953,783,863	170,731,829	(74,852,135)	3,049,663,557
All other corporate - asset-backed	914,191,164	7,301,783	(12,147,718)	909,345,229
Hybrid securities	16,751,153	301,460	—	17,052,613
Cash equivalents and short-term investments	204,683,847	151,262	(47,457)	204,787,652
Total bonds, cash equivalents and short-term investments	$5,069,983,777	$241,992,681	$(97,096,315)	$5,214,880,143

19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2018	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$73,008,000	$1,220	$(7,993,412)	$65,015,808
Common stocks - affiliated	9,980,958	—	(2,580,843)	7,400,115
Total common stocks	$82,988,958	$1,220	$(10,574,255)	$72,415,923

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2018	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,371,366	$—	$(12,877)	$2,358,489
Total preferred stocks	$2,371,366	$—	$(12,877)	$2,358,489

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2019 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, (are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$533,228,371	$537,990,565
Due after one year through five years	904,871,466	933,123,439
Due after five years through ten years	1,219,136,298	1,305,486,174
Due after ten years	2,186,885,288	2,654,778,159
Total	$4,844,121,423	$5,431,378,337

At December 31, 2019 and 2018, securities with a statement value of $4,144,366 and $4,129,705, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

h. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 5.72% and 3.20% for loans during 2019 and had a maximum and minimum lending rate of 6.30% and 3.32% during 2018. During 2019 and 2018, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2019 and 2018, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 69.7% and 69.5%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2019 and 2018, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2019 and 2018, there were immaterial amounts of impaired loans with immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.

i. Restructured Debt in which the Company is a Creditor

The Company had no recorded investments in restructured loans, as of December 31, 2019 and 2018, respectively.

j.	Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $1,923,072 and $6,485,136 for the years ended December 31, 2019 and 2018, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on

20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

k. Security Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain bonds within the corporate, foreign government/government agencies, and municipal sectors as well as stocks to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s financial statements. Additional collateral is obtained if the fair value of the collateral falls below100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the Statements of Admitted Assets, Liabilities and Capital and Surplus. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Statements of Operations.

The Company had no security lending or dollar repurchase agreements as of December 31, 2019. As of December 31, 2018, the fair value of loaned securities was approximately $98,265,256, reported in Bonds. As of December 31, 2018, the associated liability for cash collateral received was $101,549,568, reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. The Company also received immaterial amounts of securities collateral as of December 31, 2018, which was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2018, the securities acquired from the use of the collateral in connection with our securities lending program were short term bond investments and cash equivalents with amortized cost approximating fair value of $101,549,568. The Company did not have securities lending transactions that extend beyond one year from the reporting date.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2019 and 2018, the Company had no outstanding repurchase agreements.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2019 and 2018, was $2,955,307 and $12,292,144, respectively, with a fair value of $2,952,351 and $12,436,331, respectively.

21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

Reinvested proceeds from repurchase agreements and securities lending transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements, dollar repurchase agreements, or securities lending agreements on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2019 and 2018, securities pledged of $130,276,878 and $76,738,878, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $34,309,079 and $15,683,348, respectively, as of December 31, 2019 and 2018, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2019 and 2018, the Company accepted cash collateral associated with derivative instruments with a statement value of $170,792,087 and $326,905,245, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2019 and 2018 of $9,269,217 and $64,775,963, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2019 and 2018, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2019 and 2018, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2019 and 2018.

22

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

The following tables present amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2019 and 2018:

December 31, 2019	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$—	$—	$—	$3,189	$3,186	$(3)	$3,189	$3,186	$(3)
Guaranteed & sponsored - asset-backed	19,037	18,713	(324)	4,240	4,187	(53)	23,277	22,900	(377)
States, municipalities & political subdivisions	7,805	7,787	(18)	—	—	—	7,805	7,787	(18)
International governments	1,914	1,904	(10)	—	—	—	1,914	1,904	(10)
All other corporate - excluding asset-backed	46,654	46,298	(356)	24,761	23,052	(1,709)	71,415	69,350	(2,065)
All other corporate - asset-backed	115,474	114,787	(687)	140,534	139,049	(1,485)	256,008	253,836	(2,172)
Short-term investments	88,116	88,075	(41)	—	—	—	88,116	88,075	(41)
Total fixed maturities	279,000	277,564	(1,436)	172,724	169,474	(3,250)	451,724	447,038	(4,686)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Total stocks	—	—	—	722	—	(722)	722	—	(722)
Total securities	$279,000	$277,564	$(1,436)	$173,446	$169,474	$(3,972)	$452,446	$447,038	$(5,408)

December 31, 2018	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$9,452	$9,246	$(206)	$20,409	$19,997	$(412)	$29,861	$29,243	$(618)
Guaranteed & sponsored - asset-backed	113,571	112,017	(1,554)	100,220	96,397	(3,823)	213,791	208,414	(5,377)
States, municipalities & political subdivisions	29,064	28,516	(548)	10,106	9,644	(462)	39,170	38,160	(1,010)
International governments	58,419	56,781	(1,638)	25,055	23,650	(1,405)	83,474	80,431	(3,043)
All other corporate - excluding asset-backed	1,120,826	1,070,781	(50,045)	381,360	356,553	(24,807)	1,502,186	1,427,334	(74,852)
All other corporate - asset-backed	437,850	431,845	(6,005)	133,950	127,807	(6,143)	571,800	559,652	(12,148)
Short-term investments	61,253	61,205	(48)	—	—	—	61,253	61,205	(48)
Total fixed maturities	1,830,435	1,770,391	(60,044)	671,100	634,048	(37,052)	2,501,535	2,404,439	(97,096)
Common stock-unaffiliated	39,116	35,081	(4,035)	22,548	18,590	(3,958)	61,664	53,671	(7,993)
Preferred stock-unaffiliated	2,371	2,358	(13)	—	—	—	2,371	2,358	(13)
Total stocks	41,487	37,439	(4,048)	22,548	18,590	(3,958)	64,035	56,029	(8,006)
Total securities	$1,871,922	$1,807,830	$(64,092)	$693,648	$652,638	$(41,010)	$2,565,570	$2,460,468	$(105,102)

As of December 31, 2019, fixed maturities, comprised of 145 securities, accounted for approximately 87% of the Company’s total unrealized loss amount. The securities were primarily related to collateralized debt obligations ("CDO"), corporate securities concentrated in the energy, and commercial mortgage-backed securities. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2019, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2019 was primarily attributable to tightening credit spreads and lower interest rates.

Most of the securities depressed for twelve months or more primarily related to corporate securities concentrated in the energy sector, and collateralized debt obligations ("CDO"). CDOs were primarily depressed because current market spreads are wider than spreads at the securities' respective purchase dates. Corporate securities were depressed because of an increase in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2019, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2019.

23

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

As of December 31, 2018, fixed maturities, comprised of 867 securities, accounted for approximately 92% of the Company’s total unrealized loss amount. The securities were primarily related to corporate securities concentrated in the consumer non-cyclical, energy, and utilities sectors and commercial mortgage-backed securities ("CMBS"). These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2018, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2018 was primarily attributable to widening credit spreads and higher interest rates.

m. Loan-backed and Structured Securities OTTI

For the years ended December 31, 2019, 2018 and 2017, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

For the year ended December 31, 2019 and 2018 the Company did not recognize OTTI recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities for loan-backed securities.

n. 5GI Securities

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5GI securities for the Company are immaterial for the years December 31, 2019 and 2018.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

24

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2019
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$8	$—	$8
	Common stocks - unaffiliated	8,128	—	1,961	—	10,089
	Cash equivalents	91,245	—	—	—	91,245
	Total bonds and stocks	99,373	—	1,969	—	101,342
	Derivative assets
	Interest rate derivatives	—	2,916	—	—	2,916
	Foreign exchange derivatives	—	82	—	—	82
	GMWB hedging instruments	—	54,452	23,268	—	77,720
	Macro hedge program	—	—	80,986	—	80,986
	Total derivative assets	—	57,450	104,254	—	161,704
	Separate Account assets [1]	27,235,285	—	—	—	27,235,285
	Total assets accounted for at fair value	$27,334,658	$57,450	$106,223	$—	$27,498,331
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Foreign exchange derivatives	—	(487)	—	—	(487)
	Interest rate derivatives	—	(9,287)	—	—	(9,287)
	GMWB hedging instruments	—	(13,278)	(1,756)	—	(15,034)
	Macro hedge program	—	—	(154,947)	—	(154,947)
	Total liabilities accounted for at fair value	$—	$(23,052)	$(156,703)	$—	$(179,755)

[1]	Excludes approximately $8.5 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

25

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

As of December 31, 2018
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$44	$—	$44
	Common stocks - unaffiliated	61,607	—	3.409	—	65,016
	Total bonds and stocks	61,607	—	3.453	—	65,060
	Derivative assets
	Credit derivatives	—	1,697	—	—	1,697
	Interest rate derivatives	—	3,753	—	—	3,753
	Foreign exchange derivatives	—	226	—	—	226
	GMWB hedging instruments	—	38,926	43,452	—	82,378
	Macro hedge program	—	—	232,529	—	232,529
	Total derivative assets	—	44,602	275,981	—	320,583
	Separate Account assets [1]	25,083,562	—	—	—	25,083,562
	Total assets accounted for at fair value	$25,145,169	$44,602	$275,984.453	$—	$25,469,205
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(29)	$—	$—	$(29)
	Foreign exchange derivatives	—	(629)	—	—	(629)
	Interest rate derivatives	—	(10,447)	—	—	(10,447)
	GMWB hedging instruments	—	(14,082)	(21,963)	—	(36,045)
	Macro hedge program	—	—	(33,272)	—	(33,272)
	Total liabilities accounted for at fair value	$—	$(25,187)	$(55,235)	$—	$(80,422)

[1]	Excludes approximately $10.6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross-functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issue and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group ("Securities Working Group") and a Derivatives Valuation Group ("Derivatives Working Group"), which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

26

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group of the Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager.

The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

As to derivatives that are held by the Company as well as its investment manager's other clients, the Derivatives Working Group of the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company's investment manager performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. As to derivatives that are held by the Company only, the Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives for collateral purposes. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also, on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

Asset-backed securities ("ABS"), CMBS, CDOs and residential mortgage-backed securities ("RMBS") - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, CDOs and RMBS primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments including structured

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

securities, are consistent with the typical inputs used in Level 2 measurements noted above but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans, which are included with corporate bonds. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding described Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding Level 1 and Level 2 measurements, but also may include equity and interest volatility, and swap yield curves beyond observable limits.

Separate Account Assets

Non-guaranteed Separate Account assets are invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.

As of December 31, 2019 and December 31, 2018, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2019
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$78	Option model	Equity volatility	37%	39%	Increase
Customized swaps	21,434	Discounted cash flows	Equity volatility	11%	23%	Increase
Macro hedge program
Equity options [2]	(74,333)	Option model	Equity volatility	11%	35%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2018
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$(499)	Option model	Equity volatility	30%	32%	Increase
Equity variance swaps	(19,662)	Option model	Equity volatility	22%	22%	Increase
Customized swaps	41,650	Discounted cash flows	Equity volatility	18%	30%	Increase
Macro hedge program
Equity options [2]	203,129	Option model	Equity volatility	17%	29%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain equity derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2018 and 2017, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2019 and 2018:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2019	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2019
Assets
All other corporate bonds – asset-backed	$44	$—		$—	$3	$—	$—	$(39)	$8
Common stocks - unaffiliated	3,409	—	—	—	—	—	(1,448)	—	1,961
Total bonds and stocks	3,453	—	—	—	3	—	(1,448)	(39)	1,969
Derivatives
GMWB hedging instruments	21,489	—	—	—	23	—	—	—	21,512
Macro hedge program	199,257	—	—	(1,472)	(273,518)	1,852	—	(80)	(73,961)
Total derivatives [3]	220,746	—	—	(1,472)	(273,495)	1,852	—	(80)	(52,449)
Total assets	$224,199	$—	$—	$(1,472)	$(273,492)	$1,852	$(1,448)	$(119)	$(50,480)

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2018	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2018
Assets
All other corporate bonds – asset-backed	$2,824	$—	$(2,700)	$—	$24	$—	$—	$(104)	$44
Common stocks - unaffiliated	—	—	—	—	—	3,409	—	—	3,409
Total bonds and stocks	2,824	—	(2,700)	—	24	3,409	—	(104)	3,453
Derivatives
GMWB hedging instruments	20,365	—	—	—	3,549	—	—	(2,425)	21,489
Macro hedge program	24,331	—	—	(24,641)	138,012	40,868	—	20,687	199,257
Total derivatives [3]	44,696	—	—	(24,641)	141,561	40,868	—	18,262	220,746
Total assets	$47,520	$—	$(2,700)	$(24,641)	$141,585	$44,277	$—	$18,158	$224,199

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$5,130,735	$4,549,159	$—	$4,977,498	$153,237	$—	$—
Preferred stocks - unaffiliated	2,280	2,272	—	2,280	—	—	—
Common stocks - unaffiliated	10,445	10,445	—	—	10,445	—	—
Mortgage loans	876,744	843,321	—	—	876,744	—	—
Cash, cash equivalents and short-term investments - unaffiliated	409,603	409,620	208,839	197,812	2,952	—	—
Derivative related assets	164,205	161,704	—	59,951	104,254	—	—
Contract loans	99,926	99,926	—	—	99,926	—	—
Surplus debentures	47,623	36,481	—	41,144	6,479	—	—
Low-income housing tax credits	285	285	—	—	285	—	—
Separate Account assets [1]	27,235,285	27,235,285	27,235,285	—	—	—	—
Total assets	$33,977,131	$33,348,498	$27,444,124	$5,278,685	$1,254,322	$—	$—
Liabilities
Liability for deposit-type contracts	$(204,233)	$(216,142)	$—	$—	$(204,233)	$—	$—
Derivative related liabilities	(182,969)	(179,755)	—	(26,266)	(156,703)	—	—
Separate Account liabilities	(27,235,285)	(27,235,285)	(27,235,285)	—	—	—	—
Total liabilities	$(27,622,487)	$(27,631,182)	$(27,235,285)	$(26,266)	$(360,936)	$—	$—

[1]	Excludes approximately $8.5 million, at December 31, 2019, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

31

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(Amounts in thousands)	December 31, 2018
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$5,010,093	$4,865,300	$—	$4,851,531	$158,562	$—	$—
Preferred stocks - unaffiliated	2,358	2,371	—	2,358	—	—	—
Common stocks - unaffiliated	65,016	65,016	61,607	—	3,409	—	—
Mortgage loans	822,690	813,842	—	—	822,690	—	—
Cash, cash equivalents and short-term investments - unaffiliated	411,663	411,559	271,049	140,614	—	—	—
Derivative related assets	237,982	320,583	—	(37,999)	275,981	—	—
Contract loans	102,625	102,625	—	—	102,625	—	—
Surplus debentures	43,174	36,592	—	43,174	—	—	—
Low-income housing tax credits	425	425	—	—	425	—	—
Securities lending reinvested collateral assets	101,529	101,550	—	101,529	—	—	—
Separate Account assets [1]	25,083,562	25,083,562	25,083,562	—	—	—	—
Total assets	$31,881,117	$31,803,425	$25,416,218	$5,101,207	$1,363,692	$—	$—
Liabilities
Liability for deposit-type contracts	$(475,344)	$(475,344)	$—	$—	$(475,344)	$—	$—
Derivative related liabilities	(80,736)	(80,422)	—	(25,501)	(55,235)	—	—
Separate Account liabilities	(25,083,562)	(25,083,562)	(25,083,562)	—	—	—	—
Total liabilities	$(25,639,642)	$(25,639,328)	$(25,083,562)	$(25,501)	$(530,579)	$—	$—

[1]	Excludes approximately $10.6 million, at December 31, 2018, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2019 and 2018 the Company had no investments where it was not practicable to estimate fair value.

5. Income Taxes

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”).  Tax Reform established new tax laws that affected 2018, including, but not limited to, (1) reduction of the U.S. federal corporate income tax rate from 35% to 21%, (2) elimination of the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized, (3) limitations on the deductibility of certain executive compensation, (4) changes to the calculation of policyholder reserves for tax purposes, and (5) limitations on net operating losses (NOLs) generated after December 31, 2017. Additional information regarding the impacts of Tax Reform is disclosed in section 9D below.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

A The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2019
			Ordinary	Capital	Total
	(a)	Gross DTA	$207,778,489	$8,179,224	$215,957,713
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	207,778,489	8,179,224	215,957,713
	(d)	Deferred tax assets nonadmitted	53,378,986	—	53,378,986
	(e)	Subtotal net admitted deferred tax assets	154,399,503	8,179,224	162,578,727
	(f)	Deferred tax liabilities	8,316,939	26,529,049	34,845,988
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$146,082,564	$(18,349,825)	$127,732,739

2				2019
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	119,553,515	8,179,224	127,732,739
		(1) DTAs expected to be realized after the balance sheet date	128,611,519	8,179,224	136,790,743
		(2) DTAs allowed per limitation threshold	XXX	XXX	127,732,739
	(c)	DTAs offset against DTLs	34,845,988	—	34,845,988
	(d)	DTAs admitted as a result of application of SSAP No. 101	$154,399,503	$8,179,224	$162,578,727

3	(a)	Ratio % used to determine recovery period and threshold limitation	990%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$851,551,595

4			2019
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$207,778,489	$8,179,224
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	16%	24%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$154,399,503	$8,179,224
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	17%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2018
			Ordinary	Capital	Total
	(a)	Gross DTA	$228,995,038	$11,432,431	$240,427,469
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	228,995,038	11,432,431	240,427,469
	(d)	Deferred tax assets nonadmitted	66,187,861	—	66,187,861
	(e)	Subtotal net admitted deferred tax assets	162,807,177	11,432,431	174,239,608
	(f)	Deferred tax liabilities	5,096,171	18,055,795	23,151,966
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$157,711,006	$(6,623,364)	$151,087,642

2				2018
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	157,711,006	(6,623,364)	151,087,642
		(1) DTAs expected to be realized after the balance sheet date	157,711,006	(6,623,364)	151,087,642
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,087,642
	(c)	DTAs offset against DTLs	5,096,171	18,055,795	23,151,966
	(d)	DTAs admitted as a result of application of SSAP No. 101	$162,807,177	$11,432,431	$174,239,608

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

3	(a)	Ratio % used to determine recovery period and threshold limitation	1,088%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,007,250,953

4			2018
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$228,995,038	$11,432,431
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	17%	39%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$162,807,177	$11,432,431
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	18%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2019
			Ordinary	Capital	Total
	(a)	Gross DTA	$(21,216,549)	$(3,253,207)	$(24,469,756)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(21,216,549)	(3,253,207)	(24,469,756)
	(d)	Deferred tax assets nonadmitted	(12,808,875)	—	(12,808,875)
	(e)	Subtotal net admitted deferred tax assets	(8,407,674)	(3,253,207)	(11,660,881)
	(f)	Deferred tax liabilities	3,220,768	8,473,254	11,694,022
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(11,628,442)	$(11,726,461)	$(23,354,903)

2			Change During 2019
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(38,157,491)	14,802,588	(23,354,903)
		(1) DTAs expected to be realized after the balance sheet date	(29,099,487)	14,802,588	(14,296,899)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(23,354,903)
	(c)	DTAs offset against DTLs	29,749,817	(18,055,795)	11,694,022
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(8,407,674)	$(3,253,207)	$(11,660,881)

34

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

3	(a)	Ratio % used to determine recovery period and threshold limitation	(98)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(155,699,358)

4			Change During 2019
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(21,216,549)	$(3,253,207)
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	(1)%	(15)%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(8,407,674)	$(3,253,207)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(1)%	0%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2019	2018	Change
	(a)	Federal	$(27,159,346)	$(32,642,950)	$5,483,604
	(b)	Foreign	—	—	—
	(c)	Subtotal	(27,159,346)	(32,642,950)	5,483,604
	(d)	Federal income tax on net capital gains	4,097,605	70,177,864	(66,080,259)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(23,061,741)	$37,534,914	$(60,596,655)

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2019	2018	Change
	DTA: Ordinary
	Policyholder reserves	$47,790,680	$50,569,867	$(2,779,187)
	Deferred acquisition costs	51,599,427	39,649,553	11,949,874
	Compensation and benefits	1,860,241	1,384,490	475,751
	Investments	3,227,758	2,171,194	1,056,564
	Net operating loss carryforward	91,720,657	125,160,000	(33,439,343)
	Tax credit carryforward	5,641,743	3,371,665	2,270,078
	Other	5,937,983	6,688,269	(750,286)
	Subtotal: DTA Ordinary	207,778,489	228,995,038	(21,216,549)
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	207,778,489	228,995,038	(21,216,549)
	Nonadmitted ordinary DTA	53,378,986	66,187,861	(12,808,875)
	Admitted ordinary DTA	154,399,503	162,807,177	(8,407,674)
	DTA: Capital
	Investments	8,179,224	11,432,431	(3,253,207)
	Subtotal: DTA Capital	8,179,224	11,432,431	(3,253,207)
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	8,179,224	11,432,431	(3,253,207)
	Nonadmitted capital DTA	—	—	—
	Admitted capital DTA	8,179,224	11,432,431	(3,253,207)
	Total Admitted DTA	$162,578,727	$174,239,608	$(11,660,881)

35

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

DTL: Ordinary
Investments	$—	$—	$—
Deferred and uncollected premium	—	—	—
Policyholder reserves	8,316,939	5,096,171	3,220,768
Other	—	—	—
Gross DTL ordinary	8,316,939	5,096,171	3,220,768
DTL: Capital
Investments	26,529,049	18,055,795	8,473,254
Gross DTL capital	26,529,049	18,055,795	8,473,254
Total DTL	34,845,988	23,151,966	11,694,022
Net adjusted DTA/(DTL)	$127,732,739	$151,087,642	$(23,354,903)
Adjust for the change in deferred tax on unrealized gains/losses			7,964,367
Adjust for the change in nonadmitted deferred tax			(12,808,875)
Adjusted change in net deferred Income Tax			$(28,199,411)

D.	Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2019	income	2018	income	2017	income
	Tax effect	$373,147,559	Tax effect	$102,581,087	Tax effect	$126,926,995
Statutory tax	$78,360,987	21.00%	$21,542,028	21.00%	$44,424,448	35.00%
Tax preferred investments	(15,155,890)	(4.06)%	(97,684,555)	(95.23)%	(57,083,258)	(44.97)%
Interest maintenance reserve	2,636,910	0.71%	11,294,233	11.01%	414,264	0.33%
Amortization of inception gain	(4,974,717)	(1.33)%	(4,974,717)	(4.85)%	(8,956,683)	(7.06)%
VA Hedge Reclass	(69,620,431)	(18.66)%	36,663,594	35.74%	(42,956,592)	(33.84)%
Additional actuarial reserve	11,948,337	3.20%	—	0.00%	—	0.00%
Prior period adjustments	4,362,507	1.17%	46,412,127	45.24%	(59,827,603)	(47.14)%
Tax Reform	—	0.00%	(664,934)	(0.65)%	301,344,827	237.42%
Change in deferred tax on non-admitted assets	655,045	0.18%	(1,463,302)	(1.43)%	840,802	0.66%
Intercompany settlement of DTA	—	0.00%	267,104,472	260.38%	(2,160,604)	(1.70)%
Foreign related investments	(3,160,000)	(0.85)%	—	0.00%	—	0.00%
All other	84,922	2.00%	(7,014,807)	(6.82)%	(451,900)	(0.37)%
Total statutory income tax	5,137,670	1.38%	271,214,139	264.39%	175,587,701	138.33%
Federal and foreign income taxes incurred	(23,061,741)	(6.18)%	37,534,914	36.59%	(43,885,093)	(34.58)%
Change in net deferred income taxes	28,199,411	7.56%	233,679,225	227.80%	219,472,794	172.91%
Total statutory income tax	$5,137,670	1.38%	$271,214,139	264.39%	$175,587,701	138.33%

E.	Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2019, the Company had $436,765,033 of net operating loss carryforwards which expire between 2027 and 2030, and $5,641,743 of foreign tax credit carryovers which expire between 2028 and 2029.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2019	—
2018	—
2017	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2019.

36

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

F.	Consolidated Federal Income Tax Return

1. The Company's federal income tax return is consolidated within TL's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

For the period ended May 31, 2018, the Company’s federal income tax return was included in a consolidated tax return with its former indirect parent, The Hartford Financial Services Group, Inc. ("The Hartford") and The Hartford's subsidiaries.

2.	Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. For the period ended May 31, 2018, the allocation of tax was subject to a written agreement with the Company's former indirect parent, The Hartford.

6. Reinsurance

The amount of reinsurance recoverables from and payables to unaffiliated reinsurers were $55,758,749 and $8,346,847 respectively, as of December 31, 2019. The amount of reinsurance recoverables from and payables to unaffiliated reinsurers were $47,565,210 and $10,467,692 respectively, as of December 31, 2018.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2019	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,147,479,094	$911,775,436	$(14,086,416,027)	$4,972,838,503
Liability for deposit-type contracts	1,100,972,887	1,581,507	(886,412,156)	216,142,238
Policy and contract claim liabilities	212,998,764	21,177,790	(210,465,997)	23,710,557
Premium and annuity considerations	929,895,496	86,020,928	(895,909,672)	120,006,752
Death, annuity, disability and other benefits	1,439,811,752	124,279,834	(1,275,376,109)	288,715,477
Surrenders and other fund withdrawals	3,387,486,154	182,415,714	(472,619,284)	3,097,282,584

2018	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,158,158,608	$945,895,582	$(13,870,725,332)	$5,233,328,858
Liability for deposit-type contracts	1,204,076,689	247,955,369	(976,688,549)	475,343,509
Policy and contract claim liabilities	152,006,971	25,022,229	(149,662,542)	27,366,658
Premium and annuity considerations	1,026,148,635	90,521,601	(2,735,139,940)	(1,618,469,704)
Death, annuity, disability and other benefits	1,263,080,747	107,257,969	(1,027,017,105)	343,321,611
Surrenders and other fund withdrawals	3,898,586,530	175,281,904	(526,234,814)	3,547,633,620

2017	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,686,319,652	$974,679,315	$(12,199,904,057)	$3,461,094,910
Liability for deposit-type contracts	27,322,381	485,714,693	(4,499)	513,032,575
Policy and contract claim liabilities	170,509,249	32,270,719	(167,598,735)	35,181,233
Premium and annuity considerations	1,118,219,251	98,793,627	(987,068,482)	229,944,396
Death, annuity, disability and other benefits	1,049,822,086	115,831,353	(873,182,466)	292,470,973
Surrenders and other fund withdrawals	4,016,631,491	187,693,017	(452,535,068)	3,751,789,440

37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

a. External reinsurance

Immediately following the close of the Talcott Resolution sale transaction (see Note 1), the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. Pursuant to the reinsurance agreements, the Company ceded, on an 85% quota share basis, the Company’s variable and fixed payout annuity contracts and period certain structured settlement contracts. Additionally, standard lives structured settlement contracts were ceded on a 75% quota share basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included the transfer of reserves, deposit liabilities and IMR totaling approximately $2.5 billion, offset by cash and invested assets totaling $2.7 billion at market value. The Company realized gains of $258 million and received a ceding commission of $141 million, before tax. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2019 and 2018, respectively.

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2019, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $12.7 billion for Prudential Financial, Inc. ("Prudential") offset by $10.8 billion of market value of assets held in trust, for a net exposure of $1.9 billion. In addition, reserve credits totaling $2.2 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.6 billion of market value of assets held in trust, for no net exposure. As of December 31, 2018, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $12.5 billion for Prudential offset by $9.4 billion of market value of assets held in trust, for a net exposure of $3.1 billion. In addition, reserve credits totaling $2.3 billion for Commonwealth Annuity and Life Insurance Company were offset by $2.6 billion of market value of assets held in trust, for no net exposure.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a loss of reinsurance credit for the Company, and for which such obligation is not presently accrued is $31,302,747 in 2019, a decrease of $42,350,753 from the 2018 balance of $73,653,500. The total amount of reinsurance credits taken for this agreement was $39,623,730 in 2019, a decrease of $53,608,548 from the 2018 balance of $93,232,278.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and is being amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $19.0 million, $19.0 million and $25.6 million for 2019, 2018 and 2017, respectively.

On June 30, 2014, TL’s parent, TLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan based affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing, the Buyer is responsible for all liabilities for the recaptured business. As of December 31, 2019 and 2018, the Company provided reinsurance to the Buyer for approximately $1 million and $200 million, respectively, of fixed payout annuities related to the “3Win” product formerly written by HLIKK. Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), GMIB and GMDB product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2019, 2018 and 2017.

38

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

b. Reinsurance Assumed from Affiliates

TL and TLA received approval from the State of Connecticut Department of Insurance in January 2018, to enter into an assumption reinsurance agreement effective February 1, 2018. Pursuant to this agreement, TL transferred approximately $4.6 billion of reserves and $0.1 billion of associated interest maintenance reserve liability along with cash and invested assets with a book value totaling $4.7 billion, equal to the liabilities, to TLA. This assumption reinsurance transaction was considered a non-economic transaction and TLA and TL received no material impacts to surplus as a result of this transaction. Assumption reinsurance is reported as direct reserves in the table above.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company reported $176 and $0 as receivables from parent, subsidiaries and affiliates as of December 31, 2019 and 2018, respectively. The Company reported $131,359,329 and $5,900,113 as payable to parents, subsidiaries and affiliates as of December 31, 2019 and 2018, respectively. The balance outstanding as of December 31, 2019, was generally settled in February, 2020. Amounts are settled in accordance with terms of the agreements.

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the "Liquidity Agreement") with TLA. The Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding borrowings as of December 31, 2019 and 2018, respectively.

Prior to the Talcott Resolution sale transaction, the Company participated in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allowed for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2017.

As part of the Talcott Resolution sale transaction described in Note 1, the Company funded a pre-closing return of capital to TL totaling $309.5 million. This return of capital included amounts that HHI paid to the Company and its affiliates for certain assets that were transferred to HHI related to the reallocation of alternative minimum tax credits and other tax settlements. In addition, as part of the agreement, HHI reimbursed the Company for leakage as defined in the agreement by contributing capital totaling $37.6 million to the Company before closing.

On September 16, 2019, Talcott Resolution received permission from the Department to pay an extraordinary dividend (as a return of capital) of $250,000,000 from TLA to Talcott Resolution Life Insurance Company ("TL"). TLA paid the dividend on September 17, 2019.

On October 19, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $550,000,000 from TLA to HLIHC, TLA's former parent company. TLA paid the dividend on October 30, 2017.

On September 1, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $150,000,000 from TLA to HLIHC. TLA paid the dividend on September 14, 2017.

On January 5, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $300,000,000 from TLA to HLIHC. TLA paid the dividend on January 30, 2017.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

As of June 1, 2018, TL adopted a new investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all employees of the Company are eligible to participate in Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The cost allocated to the Company for the years ended December 31, 2019 and 2018 was immaterial.

Through May 31, 2018, substantially all U.S. employees of the Company were eligible to participate in The Hartford Investment and Savings Plan under which designated contributions could be invested in a variety of investments including up to 10% in common stock of The Hartford. The Company's contributions included a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Hartford also maintained a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of matching contributions excluding the non-elective contributions with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation included overtime and bonuses but was limited to a total of $1,000,000 annually. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction. The cost allocated to the Company for the year ended December 31, 2018 and 2017 was $1,414,203 and $2,333,035, respectively.

The Hartford maintained The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covered substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintained non-qualified pension plans to provide retirement benefits previously accrued that are in excess of Internal Revenue Code limitations. These plans were collectively referred to as the “Pension Plans." Participation in the Plans was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).

Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Participants as of December 31, 2012 continued to earn vesting credit with respect to their frozen accrued benefits as they continued to work. The freeze also applied to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess pension benefit plan for certain highly compensated employees.

For the years ended December 31, 2018 and 2017, the life insurance legal entities of The Hartford, including TL and its subsidiaries recognized pension expenses of $2,301,558 and $95,590,469, respectively, which was their allocation from The Hartford of contributions to the Pension Plans and non-qualified benefit payments. For the years ended December 31, 2018 and 2017, the Company's share of this contribution was immaterial and $41,450,436, respectively. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction.

The Hartford also provided certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits depended upon the retiree's date of retirement and years of service. In addition, the plan had a defined dollar cap for certain retirees which limited average company contributions. The Hartford prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, The Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The expenses allocated to the Company for other postretirement benefits were not material to the results of operations for 2018 and 2017. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction.

The Company participates in postemployment plans sponsored by TLI that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2019 and 2018.

40

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

The Company participated in postemployment plans sponsored by, and included in the financial statements of, the Hartford Fire Insurance Company. These plans provided for medical and salary continuation benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for 2018 and 2017. Participation in this plan was terminated effective May 31, 2018, as a result of the Talcott Resolution sale transaction (see Note 1).

9. Debt

The Company is a member of the Federal Home Loan Bank of Boston ("FHLB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common and preferred stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2019 and 2018, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2019 and 2018, the Company's pledge limit were $245 million and $290 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

FHLB Capital Stock - Aggregate Totals

As of December 31, 2019

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	1,961,300	1,961,300	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,961,300	1,961,300	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$245,000,000	$245,000,000	$—

As of December 31, 2018

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	3,408,900	3,408,900	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,408,900	3,408,900	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$290,000,000	$290,000,000	$—

b. Membership Stock (Class A and B) Eligible and Not Eligible for Redemption

41

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

				Eligible for Redemption
Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1.	Class A	$—	$—	$—	$—	$—	$—
2.	Class B	1,961,300	1,776,500	184,800	—	—	—

3. a. Collateral Pledged to FHLB - Amount Pledged as of Reporting Date

The Company had no collateral pledged to the FHLB as of December 31, 2019 and 2018, respectively.

b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1.	Current Year Total General and Separate Accounts Maximum Collateral Pledged (Lines 2 + 3)	$—	$—	$—
2.	Current Year General Account Maximum Collateral Pledged	4,972,172	4,942,682	4,620,000
3.	Current Year Separate Accounts Maximum Collateral Pledged	—	—	—
4.	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	—	—	—

4.     a. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2019 and 2018, respectively.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2018. Dividends paid totaled $1.0 billion in 2017. For returns of capital, see Note 7. With respect to dividends to its parent TL, the Company’s dividend limitation under the holding company laws of Connecticut is $408,569,682 in 2020. As a condition of the sale, TL and its affiliates are required to gain pre-approval from the Commissioner for any dividends, regardless of size, through May 31, 2020.

Unassigned Funds

The portion of unassigned funds reduced by each item below at December 31 was as follows:

	2019	2018
Unrealized capital losses, gross of tax	$(298,629,852)	$(2,958,010)
Asset valuation reserve	(128,507,852)	(83,428,299)
Nonadmitted asset values	(70,109,152)	(86,053,045)
Separate Account expense allowance	43,935,527	61,232,736

11. Separate Accounts

42

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

The Company maintained Separate Account assets totaling $27,243,815,730 and $25,094,122,246 as of December 31, 2019 and 2018, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2019 and 2018, the Company’s Separate Account statement included legally insulated assets of $27,243,815,730 and $25,094,122,246, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $533,685,441, $575,989,832 and $603,735,208 for the years ended December 31, 2019, 2018 and 2017, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2019 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2019	$—	$—	$—	$293,283,966	$293,283,966
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$27,172,917,334	$27,172,917,334
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$27,172,917,334	$27,172,917,334
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	26,848,176,050	26,848,176,050
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	26,848,176,050	26,848,176,050
Not subject to discretionary withdrawal	—	—	—	324,741,284	324,741,284
Total	$—	$—	$—	$27,172,917,334	$27,172,917,334

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2019	December 31, 2018	December 31, 2017
Transfer to Separate Accounts	$293,283,966	$320,805,640	$397,893,498
Transfer from Separate Accounts	3,388,130,028	3,836,797,059	4,031,435,195
Net Transfer from Separate Accounts	(3,094,846,062)	(3,515,991,419)	(3,633,541,697)
Internal exchanges and other Separate Account activity	(8,041,963)	(11,772,160)	3,405,434
Transfer from Separate Accounts on the Statements of Operations	$(3,102,888,025)	$(3,527,763,579)	$(3,630,136,263)

43

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

12. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2019, 2018 and 2017. The Company had immaterial guaranty fund receivables as of December 31, 2019 and 2018, respectively.

c. Contingent Commitments

At December 31, 2019 and 2018, the Company has outstanding commitments totaling $227,227,134 and $125,891,437, of which $179,967,557 and $104,786,530 was committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2019 and 2018, $29,402,077 and $13,356,348 is related to commercial whole loans expected to fund in the first half of the following year, respectively. At December 31, 2019 and 2018, $17,857,500 and $7,748,559, respectively is related to various funding obligations associated with private placement securities.

Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018.	$—	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.

(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.

d. Leases

Transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $1,020,253, $1,196,952 and $918,538 in 2019, 2018 and 2017, respectively. Future minimum rental commitments are immaterial.

44

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut.

e. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2016, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company recorded benefits of $14,693,111, $25,866,633 and $57,083,258 related to the Separate Account DRD for the years ended December 31, 2019, 2018, and 2017, respectively.

13. Subsequent Events

The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions.  Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

The Company has evaluated events subsequent to December 31, 2019, through April 9, 2020, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.

45

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors authorizing the establishment of the Separate Account (1)
	(2)	Not applicable
	(3)	(a) Amended and Restated Principal Underwriter Agreement (1)
(b) Form of Dealer Agreement (1)
	(4)	Individual Flexible Premium Variable Annuity Contract (1)
Optional Death Benefit Enhancement Rider (1)
Principal First Benefit Rider (1)
Enhanced Death Benefit Rider (1)
Dollar Cost Averaging Rider (1)
Disability Rider (1)
Extended Withdrawal Privilege Rider (1)
Charitable Remainder Trust Rider (1)
Longevity Reward Rider (1)
Amendatory Rider (1)
Annuity Commencement Date Deferral Option Rider (1)
	(5)	Form of Application (1)
	(6)	(a) Certificates of Incorporation of Talcott Resolution (2)
(b) Amended and Restated Bylaws of Talcott Resolution (2)
	(7)	Reinsurance Agreements and Amendments
(a) AXA Corporate Solutions Life Reinsurance Company (HLA -- April 1, 1999) (3)
(b) AXA Corporate Solutions Life Reinsurance Company (HLA -- May 8, 2000) (3)
(c) Transamerica Financial Life Insurance Company (3)
(d) ACE Tempest Life Reinsurance Ltd. (October 1, 2002) (3)
(e) Swiss Re Life & Health America, Inc. (HLA) (3)
(f) Munich American Reassurance Company (HLA -- April 1, 1999) (3)
	(8)	Fund Participation Agreements and Amendments and Guarantee Agreements (1)
AIM (1)
American Funds (1)
BlackRock (1)
Franklin Templeton (1)
Hartford (1)
Legg Mason (1)
MFS (1)
Prudential (1)

Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993. (1)

Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (1)
	(9)	Opinion and Consent of Lisa Proch, General Counsel
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable
	(99)	Copy of Power of Attorney

(1)
Incorporated by reference to Items 24(b)(1), 24(b)(3)(a-b), 24(b)(4-5), and 24(b)(8), respectively, of Post-Effective Amendment No. 41, to the Registration Statement Filed No. 333-76419, dated April 18, 2019.

(2)	Incorporated by reference to Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 40, to the Registration Statement Filed No. 333-76419, dated June 28, 2018.
(3) Incorporated by reference Item 24(b)(7)(a), Item 24(b)(7)(b), Item 24(b)(7)(c), Item 24(b)(7)(d), Item 24(b)(7)(h) and Item 24(b)(7)(i) of Post-Effective Amendment No. 32 to the Registration Statement File No. 333-76419, filed on April 23, 2012.
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Christopher B. Abreu	Vice President and Actuary
Jeremy Billiel	Assistant Vice President and Treasurer
Ellen T. Below	Vice President and Chief Communications Officer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (1)	Vice President
George Eknaian	Senior Vice President and Chief Risk Officer
Glenn Gazdik	Vice President and Actuary
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Craig D. Morrow	Vice President
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Peter F. Sannizzaro	President and Chief Executive Officer, Director
Robert Siracusa	Vice President and Chief Financial Officer, Director
Samir Srivastava	Vice President and Chief Information Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of January 31, 2020, there were 56,923 owners of qualified contracts and 47,146 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	TDC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (Variable Account "A")
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Five
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
Talcott Resolution Life Insurance Company - Separate Account VL I
Talcott Resolution Life Insurance Company - Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Five
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLI
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Secretary, Chief Compliance Officer and Privacy Officer
Christopher Cramer	Vice President and Head of Tax
Christopher J. Dagnault (1)	President and Chief Executive Officer, Director
Diane Krajewski	Vice President and Chief Human Resources Officer, Chairman of the Board
James Anthony Maciolek	Assistant Secretary, Chief Financial Officer, FINOP and Controller
Matthew J. Poznar	Director
Lisa M. Proch	Assistant Secretary, Senior Vice President, General Counsel, and Chief Compliance Officer
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on April 23, 2020.

Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven (Registrant)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Talcott Resolution Life and Annuity Insurance Company
(Depositor)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Chief Executive Officer, Director		/s/ Peter F. Sannizzaro
Matthew J. Poznar, Senior Vice President, Director*		Peter F. Sannizzaro
Robert R. Siracusa, Vice President, Chief Financial Officer, Director		/s/ Robert S. Siracusa
Robert S. Siracusa
	*By:	/s/ Lisa Proch
Lisa Proch, Attorney-in-Fact
	Date:	April 23, 2020

333-76419

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, General Counsel
(10)	Consents of Deloitte & Touche LLP.
(26)	Organizational Chart
(99)	Copy of Power of Attorney